                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5162

Exact name of registrant as specified in charter: Delaware VIP Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

Item 1.  Reports to Stockholders

DELAWARE VIP TRUST - DELAWARE VIP BALANCED SERIES

PORTFOLIO SNAPSHOT

        Investors witnessed strong stock performance during the first few months of the Series' fiscal year. In early April 2004, stock prices reversed course, as unexpectedly promising employment news, solid consumer demand, and higher-than-anticipated inflationary pressures caused investors to fear rising interest rates. The slide in equity prices came to a halt in August, as stronger-than-anticipated earnings for the first half of 2004 helped diminish investor risk aversion and prices began another period of steady ascension through fiscal year-end. The Federal Reserve Board raised the federal funds rate at five consecutive meetings to 2.25%.

        For the year ended December 31, 2004, Delaware VIP Balanced Series returned +5.84% (Standard Class shares with distributions reinvested). Because the Series combines both equities and bonds in its portfolio to offer investors a broadly diversified investment vehicle, the Series typically trails the performance of a rising stock market. The S&P 500 Index, which serves as the benchmark for the equity portion of the Series, rose +10.87% during the year. The stock portion of the portfolio returned +6.90%, thus underperforming the benchmark. In particular, the portfolio suffered poor relative performance from the technology and financial sectors. Positive contributors to performance came from the healthcare, basic materials, and consumer cyclical sectors.

        The fixed income portion of the Series kept pace with the benchmark for the bond portion of the portfolio, the Lehman Brothers Aggregate Bond index, which gained +4.34% for the period. Within the portfolio, bonds returned +4.33% for the fiscal year. We held an overweighted position in corporate bonds, particularly in higher-yielding BBB-rated securities, which performed well given the improving economy and stable interest rate environment. Mortgage-backed securities also performed well amid a favorable supply-demand situation and generally muted prepayment activity.

INVESTMENT OUTLOOK

        We continue to anticipate positive economic growth and we believe the corporate earnings picture will trend upward at a declining rate during the next six to nine months. We expect volatility will remain at relatively low levels, providing a backdrop for outperformance in non-Treasury sectors. In spite of a positive economic backdrop, valuations in these sectors are at the higher end of the range. In 2005, we will look to reduce our exposure to spread sectors and to increase bond duration, where appropriate. Our expectation is that the dollar will continue to fall and that interest rates could continue to trend higher at a moderate pace.


Performance of a $10,000 Investment


                   Delaware VIP
                 Balanced Series
                     Standard             Lehman Brothers
                   Class Shares         Aggregate Bond Index      S&P 500 Index
                 -----------------      --------------------      -------------
12/31/1994           $10,000                 $10,000                 $10,000
12/31/1995           $12,658                 $11,848                 $13,758
12/31/1996           $14,672                 $12,278                 $16,917
12/31/1997           $18,545                 $13,464                 $22,561
12/31/1998           $21,998                 $14,632                 $29,007
12/31/1999           $20,271                 $14,511                 $35,114
12/31/2000           $19,639                 $16,199                 $31,917
12/31/2001           $18,135                 $17,564                 $28,124
12/31/2002           $15,185                 $19,368                 $21,907
12/31/2003           $18,101                 $20,163                 $28,193
12/31/2004           $19,159                 $21,038                 $31,305


                          DELAWARE VIP BALANCED SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

             STANDARD CLASS   SERVICE CLASS
                SHARES*          SHARES**
             --------------   -------------
LIFETIME        +7.97%            -0.30%
10 YEARS        +6.72%               --
FIVE YEARS      -1.12%               --
ONE YEAR        +5.84%            +5.55%

                     For the periods ended December 31, 2004

 * Commenced operations on July 28, 1988.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in the Delaware VIP Balanced Series Standard Class shares, the S&P 500 Index, and the Lehman Brothers Aggregate Bond Index for the 10-year period from December 31, 1994 through December 31, 2004. All distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The S&P 500 Index measures the performance of mostly large-capitalization U.S. companies. The Lehman Brothers Aggregate Bond Index is a measure of investment grade domestic bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for the Delaware VIP Balanced Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus.

                                                               Balanced Series-1

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2004 to December 31, 2004

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                             EXPENSES
                                                     BEGINNING      ENDING                  PAID DURING
                                                      ACCOUNT      ACCOUNT     ANNUALIZED     PERIOD
                                                       VALUE        VALUE       EXPENSE      7/1/04 TO
                                                       7/1/04      12/31/04      RATIOS      12/31/04*
                                                     ----------   ----------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class                                       $ 1,000.00   $ 1,052.00         0.78%  $      4.02
Service Class                                          1,000.00     1,050.40         1.03%         5.31
                                                     ----------   ----------   ----------   -----------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                       $ 1,000.00   $ 1,021.22         0.78%  $      3.96
Service Class                                          1,000.00     1,019.96         1.03%         5.23
                                                     ----------   ----------   ----------   -----------

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                               Balanced Series-2

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
SECTOR ALLOCATION
As of December 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                      PERCENTAGE
SECTOR                                               OF NET ASSETS
--------------------------------------------------   -------------
COMMON STOCK                                                 54.68%
                                                     -------------
Aerospace & Defense                                           1.31%
Automobiles & Automotive Parts                                0.42%
Banking & Finance                                            11.46%
Buildings & Materials                                         0.63%
Business Services                                             0.89%
Cable, Media & Publishing                                     2.09%
Chemicals                                                     1.68%
Consumer Products                                             0.56%
Electronics & Electrical Equipment                            1.95%
Energy                                                        2.14%
Food, Beverage & Tobacco                                      2.18%
Healthcare & Pharmaceuticals                                  6.89%
Industrial Machinery                                          1.72%
Insurance                                                     2.04%
Leisure, Lodging & Entertainment                              1.62%
Metals & Mining                                               0.88%
Paper & Forest Products                                       0.79%
Retail                                                        3.54%
Semiconductors                                                3.10%
Technology/Hardware                                           0.60%
Technology/Software                                           3.70%
Telecommunications                                            2.43%
Textiles, Apparel & Furniture                                 1.09%
Transportation & Shipping                                     0.58%
Utilities                                                     0.39%
                                                     -------------
AGENCY ASSET-BACKED SECURITIES                                1.19%
                                                     -------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                    1.45%
                                                     -------------
AGENCY MORTGAGE-BACKED SECURITIES                            10.50%
                                                     -------------
AGENCY OBLIGATIONS                                             3.28%
                                                     -------------
ASSET-BACKED SECURITIES                                        2.59%
                                                     -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                          1.73%
                                                     -------------
CORPORATE BONDS                                              12.19%
                                                     -------------
Automobiles & Automotive Parts                                0.86%
Banking & Finance                                             3.16%
Basic Industry/Capital Goods                                  0.16%
Buildings & Materials                                         0.09%
Cable, Media & Publishing                                     0.92%
Chemicals                                                     0.07%
Energy                                                        1.12%
Food, Beverage & Tobacco                                      0.91%
Healthcare & Pharmaceuticals                                  0.54%
Insurance                                                     0.76%
Metals & Mining                                               0.08%
REITs                                                         0.11%
Retail                                                        0.11%
Telecommunications                                            1.64%
Textiles, Apparel & Furniture                                 0.08%
Transportation & Shipping                                     0.27%
Utilities                                                     1.31%
                                                     -------------
MUNICIPAL BONDS                                                1.76%
                                                     -------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                 4.74%
                                                     -------------
U.S. TREASURY OBLIGATIONS                                      3.75%
                                                     -------------
PREFERRED STOCK                                               0.65%
                                                     -------------
REPURCHASE AGREEMENTS                                         8.37%
                                                     -------------
SECURITIES LENDING COLLATERAL                                 3.92%
                                                     -------------
TOTAL MARKET VALUE OF SECURITIES                            110.80%
                                                     -------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL           (3.92)%
                                                     -------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS              (6.88)%
                                                     -------------
TOTAL NET ASSETS                                            100.00%
                                                     -------------

                                                               Balanced Series-3

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS
December 31, 2004

                                                       NUMBER         MARKET
                                                      OF SHARES       VALUE
                                                    ------------   ------------
                                                                     (U.S. $)
  COMMON STOCK-54.68%
  AEROSPACE & DEFENSE-1.31%
  Goodrich .......................................         8,400   $    274,176
  Honeywell International ........................         9,100        322,231
                                                                   ------------
                                                                        596,407
                                                                   ------------
  AUTOMOBILES & AUTOMOTIVE PARTS-0.42%
 *General Motors .................................         4,800        192,288
                                                                   ------------
                                                                        192,288
                                                                   ------------
  BANKING & Finance-11.46%
  American Express ...............................        10,400        586,248
  Bank of America ................................         8,500        399,415
  Bank of New York ...............................         9,600        320,832
  Capital One Financial ..........................         6,100        513,681
  Citigroup ......................................        17,800        857,603
  J.P. Morgan Chase ..............................        12,300        479,823
  MBNA ...........................................        12,900        363,651
  Mellon Financial ...............................        10,900        339,099
  Merrill Lynch ..................................         8,600        514,022
  Morgan Stanley .................................         6,400        355,328
  US Bancorp .....................................         8,800        275,616
  Wells Fargo ....................................         3,200        198,880
                                                                   ------------
                                                                      5,204,198
                                                                   ------------
  BUILDINGS & MATERIALS-0.63%
  Masco ..........................................         7,800        284,934
                                                                   ------------
                                                                        284,934
                                                                   ------------
  BUSINESS SERVICES-0.89%
 >Accenture Limited Class A ......................        15,000        405,000
                                                                   ------------
                                                                        405,000
                                                                   ------------
  CABLE, MEDIA & PUBLISHING-2.09%
  New York Times Class A .........................         6,400        261,120
  Viacom Class B .................................         9,300        338,427
 >Westwood One ...................................        12,900        347,397
                                                                   ------------
                                                                        946,944
                                                                   ------------
  CHEMICALS-1.68%
  Dow Chemical ...................................         8,000        396,080
  duPont (E.I.) deNemours ........................         7,500        367,875
                                                                   ------------
                                                                        763,955
                                                                   ------------
  CONSUMER PRODUCTS-0.56%
  Clorox .........................................         4,300        253,399
                                                                   ------------
                                                                        253,399
                                                                   ------------
  ELECTRONICS & ELECTRICAL EQUIPMENT-1.95%
  General Electric ...............................        24,300        886,950
                                                                   ------------
                                                                        886,950
                                                                   ------------
  ENERGY-2.14%
  ChevronTexaco ..................................         5,300        278,303
  Exxon Mobil ....................................         8,600        440,836
  Kerr-McGee .....................................         4,400        254,276
                                                                   ------------
                                                                        973,415
                                                                   ------------
  FOOD, BEVERAGE & TOBACCO-2.18%
  Anheuser-Busch .................................         4,300        218,139
  General Mills ..................................         4,000        198,840
  PepsiCo ........................................        11,000        574,200
                                                                   ------------
                                                                        991,179
                                                                   ------------

  HEALTHCARE & PHARMACEUTICALS-6.89%
  Abbott Laboratories ............................         5,300   $    247,245
 >Amgen ..........................................         4,400        282,260
 >Boston Scientific ..............................        11,700        415,935
 >Caremark Rx ....................................         8,900        350,927
  Guidant ........................................         3,000        216,300
  Pfizer .........................................         7,200        193,608
 >Tenet Healthcare ...............................        24,300        266,814
  Teva Pharmaceutical Industries ADR .............        10,700        319,502
 >Wellpoint ......................................         2,300        264,500
  Wyeth ..........................................        13,400        570,706
                                                                   ------------
                                                                      3,127,797
                                                                   ------------
  INDUSTRIAL MACHINERY-1.72%
  ITT Industries .................................         4,600        388,470
  Tyco International .............................        11,000        393,140
                                                                   ------------
                                                                        781,610
                                                                   ------------
  INSURANCE-2.04%
  Aon ............................................         5,600        133,616
  Cigna ..........................................         3,100        252,867
  PMI Group ......................................         6,600        275,550
  Prudential Financial ...........................         4,800        263,808
                                                                   ------------
                                                                        925,841
                                                                   ------------
  LEISURE, LODGING & ENTERTAINMENT-1.62%
  Carnival .......................................         4,100        236,283
  Marriott International Class A .................         7,900        497,542
                                                                   ------------
                                                                        733,825
                                                                   ------------
  METALS & MINING-0.88%
  Alcoa ..........................................        12,700        399,034
                                                                   ------------
                                                                        399,034
                                                                   ------------
  PAPER & FOREST PRODUCTS-0.79%
  International Paper ............................         8,500        357,000
                                                                   ------------
                                                                        357,000
                                                                   ------------
  RETAIL-3.54%
  Best Buy .......................................         7,200        427,824
 >Kohl's .........................................         4,100        201,597
  McDonald's .....................................        13,900        445,634
  Staples ........................................        15,800        532,618
                                                                   ------------
                                                                      1,607,673
                                                                   ------------
  SEMICONDUCTORS-3.10%
 >Applied Materials ..............................        22,300        381,330
 >Broadcom Class A ...............................         4,500        145,260
  Intel ..........................................        25,000        584,750
  National Semiconductor .........................        16,400        294,380
                                                                   ------------
                                                                      1,405,720
                                                                   ------------
  TECHNOLOGY/HARDWARE-0.60%
  Pitney Bowes ...................................         5,900        273,052
                                                                   ------------
                                                                        273,052
                                                                   ------------
  TECHNOLOGY/SOFTWARE-3.70%
 >Intuit .........................................         6,900        303,669
  Microsoft ......................................        19,000        507,490
 >Oracle .........................................        28,200        386,904
 *SAP ADR ........................................        10,900        481,889
                                                                   ------------
                                                                      1,679,952
                                                                    ------------

                                                               Balanced Series-4

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)
December 31, 2004

                                                        NUMBER         MARKET
                                                      OF SHARES         VALUE
                                                     ------------   ------------
                                                                      (U.S. $)
  COMMON STOCK (CONTINUED)
  TELECOMMUNICATIONS-2.43%
  AllTel .........................................         5,400   $    317,304
  BCE ............................................        10,500        253,365
 >Cisco Systems ..................................        19,200        370,560
  Nokia ADR ......................................        10,300        161,401
                                                                   ------------
                                                                      1,102,630
                                                                   ------------
  TEXTILES, APPAREL & FURNITURE-1.09%
 >Coach ..........................................         8,800        496,320
                                                                   ------------
                                                                        496,320
                                                                   ------------
  TRANSPORTATION & SHIPPING-0.58%
  United Parcel Service Class B ..................         3,100        264,926
                                                                   ------------
                                                                        264,926
                                                                   ------------
  UTILITIES-0.39%
  Dominion Resources .............................         2,600        176,124
                                                                   ------------
                                                                        176,124
                                                                   ------------
  TOTAL COMMON STOCK
   (COST $21,051,475) ............................                   24,830,173
                                                                   ------------

                                                     PRINCIPAL        MARKET
                                                       AMOUNT         VALUE
                                                    ------------   ------------
                                                      (U.S. $)       (U.S. $)
  AGENCY ASSET-BACKED
   SECURITIES-1.19%
  Fannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20 ...............  $     50,000         50,055
   Series 2004-T4 A3 4.42% 8/25/24 ...............        50,000         50,301
 +SLMA Student Loan Trust
   Series 2002-7 A2 2.53% 6/17/13 ................        83,341         83,353
   Series 2004-1 A1 2.14% 1/26/15 ................       111,954        112,011
   Series 2004-5 A2 2.13% 4/25/14 ................       155,000        155,109
   Series 2004-6 A2 2.14% 1/25/13 ................        90,000         90,091
                                                                   ------------
  TOTAL AGENCY ASSET-BACKED
   SECURITIES (COST $540,600) ....................                      540,920
                                                                   ------------
  AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS-1.45%
  Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26 ..............        37,084         39,679
   Series 2001-T8 A2 9.50% 7/25/41 ...............        33,881         37,837
   Series 2004-87 UD 4.75% 11/25/30 ..............        40,000         39,626
   Series 2004-90 PC 5.00% 3/25/27 ...............        40,000         40,665
  Fannie Mae Whole Loan
   Series 2004-W9 2A1 6.50% 2/25/44 ..............        54,455         56,940
  Freddie Mac
   Series 2480 EH 6.00% 11/15/31 .................        17,900         18,102
   Series 2727 PM 4.50% 1/15/34 ..................        65,000         59,018
   Series 2777 DE 4.00% 3/15/29 ..................        35,000         33,792
   Series 2836 HQ 4.75% 5/15/29 ..................        65,000         64,692
   Series 2889 OE 5.00% 1/15/30 ..................        60,000         60,460
   Series 2902 LC 5.50% 12/15/17 .................        35,000         35,875
  Freddie Mac Structured Pass
   Through Securities
   Series T-58 1A2 3.108% 5/25/35 ................  $     50,000   $     49,715
   Series T-58 2A 6.50% 9/25/43 ..................        59,212         61,972
  GNMA Series
   2002-62 B 4.763% 1/16/25 ......................        60,000         61,357
                                                                   ------------
  TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $661,019) ...............................                      659,730
                                                                   ------------

  AGENCY MORTGAGE-BACKED
   SECURITIES-10.50%
  Fannie Mae
   5.73% 12/1/08 .................................        41,418         43,864
   6.765% 1/1/07 .................................         4,529          4,734
  Fannie Mae S.F. 15 yr TBA
   5.00% 1/1/20 ..................................       290,000        294,622
   5.50% 1/1/20 ..................................       130,000        134,347
  Fannie Mae Balloon 7 yr
   4.50% 10/1/10 .................................        97,474         98,175
  Fannie Mae Relocation 30 yr
   5.00% 11/1/33 .................................        72,775         73,002
   5.00% 11/1/34 .................................        54,934         55,020
  Fannie Mae S.F. 15 yr
   4.50% 2/1/19 ..................................        86,373         86,184
   4.50% 7/1/19 ..................................       142,139        141,828
   6.00% 4/1/17 ..................................        70,655         74,099
  Fannie Mae S.F. 15 yr TBA 4.50% 1/1/20 .........       145,000        144,547
  Fannie Mae S.F. 30 yr
   5.00% 3/1/34 ..................................       141,664        140,867
   5.50% 3/1/29 ..................................        95,694         97,518
   5.50% 4/1/29 ..................................       106,261        108,286
   7.50% 6/1/31 ..................................        77,296         82,852
   7.50% 2/1/32 ..................................        11,723         12,554
   9.50% 6/1/19 ..................................        13,465         14,963
  Fannie Mae S.F. 30 yr TBA
   5.00% 1/1/35 ..................................       245,000        243,086
   5.50% 1/1/35 ..................................     1,090,000      1,106,691
   6.00% 1/25/35 .................................       380,000        392,944
   6.50% 1/1/35 ..................................       480,000        503,400
   7.00% 1/1/35 ..................................        60,000         63,581
 +Freddie Mac ARM 3.718% 4/1/34 ..................        54,715         55,074
  Freddie Mac Relocation 30 yr 5.00% 9/1/33 ......       137,682        138,327
  Freddie Mac S.F. 30 yr
   5.00% 4/1/34 ..................................       158,837        157,894
   5.50% 11/1/33 .................................       166,140        168,995
   6.50% 10/1/33 .................................        31,250         32,813
   7.00% 11/1/33 .................................        30,895         32,749
  GNMA S.F. 30 yr TBA
   5.00% 1/1/35 ..................................       160,000        160,000
   6.50% 1/25/35 .................................        85,000         89,436
  GNMA S.F. 30 yr 7.50% 1/15/32 ..................        14,610         15,697
                                                                   ------------
  TOTAL AGENCY MORTGAGE-BACKED
   SECURITIES (COST $4,748,423) ..................                    4,768,149
                                                                   ------------

                                                               Balanced Series-5

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)
December 31, 2004

                                                     PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                    ------------   ------------
                                                      (U.S. $)       (U.S. $)
  AGENCY OBLIGATIONS-3.28%
  Fannie Mae
   *2.375% 2/15/07 ...............................  $    685,000   $    672,669
   *2.625% 1/19/07 ...............................        65,000         64,212
   *3.375% 12/15/08 ..............................       265,000        261,826
   ^6.06% 10/9/19 ................................       105,000         46,780
  Federal Home Loan Bank
   *2.50% 3/15/06 ................................       105,000        104,339
   3.875% 8/22/08 ................................        75,000         75,114
 ^Financing Corp Fico Strips
   PRN 2 5.03% 11/30/17 ..........................       140,000         73,546
   PRN 10 5.03% 11/30/17 .........................       100,000         52,533
  *Freddie Mac 3.75% 8/3/07 ......................        45,000         45,067
 'd'Resolution Funding
   IO 5.24% 10/15/25 .............................       275,000         93,092
                                                                   ------------
  TOTAL AGENCY OBLIGATIONS
  (COST $1,495,305) .............................                    1,489,178
                                                                   ------------
  ASSET-BACKED SECURITIES-2.59%
  American Express Credit Account
   Master Trust Series 2004-3 A
   4.35% 12/15/11 ................................        60,000         60,987
  AmeriCredit Automobile Receivables
   Trust Series 2001-C A4 5.01% 7/14/08 ..........        64,288         65,062
  Capital One Master Trust Series
   2002-4A A 4.90% 3/15/10 .......................        70,000         72,258
  Capital One Multi-Asset Execution Trust
   Series 2003-A6 A6 2.95% 8/17/09 ...............        65,000         64,546
   Series 2003-C2 C2 4.32% 4/15/09 ...............        25,000         25,253
  #Chase Funding Net Interest Margin
   Series 2003-6A 144A 5.00% 1/27/35 .............         9,835          9,822
  Citibank Credit Card Issuance Trust
   Series 2003-A7 A7 4.15% 7/7/17 ................        45,000         43,022
   Series 2004-A4 3.20% 8/24/09 ..................        40,000         39,619
  Countrywide Asset-Backed Certificates
   +Series 2004-9 AF2 3.337% 9/25/23 .............        50,000         49,635
    Series 2004-S1 A2 3.872% 3/25/20 .............        50,000         49,891
  #GSAA Trust 2004-4N
   Note 144A 6.25% 5/25/34 .......................        39,343         39,306
  Honda Automobile Receivables Owners
   Trust Series 2004-2 A4 3.81% 10/15/09 .........        60,000         60,289
  MBNA Credit Card Master Note Trust
   Series 2001-A1 A1 5.75% 10/15/08 ..............        90,000         93,033
  +MBNA Master Credit Card Trust
   Series 1996-B A 2.663% 8/15/08 ................       100,000        100,313
  +Merrill Lynch Mortgage Investors
   2004-WMC5 A2B2 2.768% 7/25/35 .................        60,000         60,001
  Mid-State Trust
   Series 11 A1 4.864% 7/15/38 ...................        24,536         24,052
   Series 2004-1 A 6.005% 8/15/37 ................        13,973         14,236
  NationsCredit Grantor Trust
   Series 1997-1A 6.75% 8/15/13 ..................        38,958         39,466
 +Novastar Home Equity Loan
   Series 2004-4 A2B 2.76% 3/25/35 ...............        75,000         75,019
  Renaissance Home Equity Loan
   Trust Series 2004-4 AF2
   3.856% 2/25/35 ................................  $     55,000   $     55,000
  Residential Asset Mortgage Products
   Series 2004-RZ2 AI3 4.30% 1/25/31 .............        40,000         40,288
  Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31 .............        47,233         44,828
  WFS Financial Owner Trust
   Series 2002-2 A4 4.50% 2/20/10 ................        50,000         50,642
                                                                   ------------
  TOTAL ASSET-BACKED SECURITIES
   (COST $1,177,252) .............................                    1,176,568
                                                                   ------------

  COMMERCIAL MORTGAGE-BACKED
   SECURITIES-1.73%
  Banc of America Commercial Mortgage
   Series 2004-2 A2 3.52% 11/10/38 ...............        35,000         34,348
   Series 2004-5 A3 4.561% 11/10/41 ..............        40,000         40,159
   Series 2004-5 E 5.24% 11/10/41 ................        20,000         20,150
   Series 2004-6 A5 4.811% 12/10/42 ..............       115,000        114,748
  First Union-Lehman Brothers-
  Bank of America Series 1998-C2 A2
   6.56% 11/18/35 ................................       130,000        139,768
 #Global Signal Trust 144A
   2004-2A A 4.232% 12/15/14 .....................        45,000         44,726
  GMAC Commercial Mortgage Securities
   Series 1998-C2 A2 6.42% 5/15/35 ...............       125,000        134,343
 #Hilton Hotel Series 2000 HLTA A1 144A
   7.055% 10/3/15 ................................        20,892         22,851
  J.P. Morgan Chase Commercial
   Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37 ..............        35,000         36,695
   Series 2003-C1 A2 4.985% 1/12/37 ..............        40,000         40,896
  Merrill Lynch Mortgage Trust
   Series 2004-BPC1 A3
   4.467% 10/12/41 ...............................        25,000         24,940
   Series 2004-BPC1 A5
   4.855% 10/12/41 ...............................        50,000         50,086
 *Nomura Asset Securities
   Series 1998-D6 A1B 6.59% 3/15/30 ..............        75,000         81,125
                                                                   ------------
  TOTAL COMMERCIAL MORTGAGE-BACKED
   SECURITIES (COST $792,732) ....................                      784,835
                                                                   ------------
  CORPORATE BONDS-12.19%
  AUTOMOBILES & AUTOMOTIVE PARTS-0.86%
 *Ford Motor 7.45% 7/16/31 .......................       200,000        201,729
 *General Motors 8.375% 7/15/33 ..................       160,000        166,232
  Johnson Controls 5.00% 11/15/06 ................        20,000         20,542
                                                                   ------------
                                                                        388,503
                                                                   ------------
   BANKING & FINANCE-3.16%
  #Amvescap 144A 4.50% 12/15/09 ..................        55,000         55,002
 +#Banco Santander 144A 2.80% 12/9/09 ............        35,000         35,085
  *Bear Stearns 4.65% 7/2/18 .....................        55,000         51,762
 +#Bombardier Capital 144A 4.67% 5/30/05..........       100,000         99,802
  #Canadian Oil Sands 144A 4.80% 8/10/09 .........        35,000         35,355

                                                               Balanced Series-6

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)
December 31, 2004

                                                     PRINCIPAL       MARKET
                                                       AMOUNT        VALUE
                                                    ------------   ------------
                                                       (U.S. $)       (U.S. $)
  CORPORATE BONDS (CONTINUED)
  BANKING & FINANCE (CONTINUED)
  Citigroup 5.875% 2/22/33 .......................  $     45,000   $     45,808
  Credit Suisse First Boston
   USA 6.125% 11/15/11 ...........................        65,000         70,981
*#Erac USA Finance 144A 7.35% 6/15/08 ............        95,000        105,029
  Ford Motor Credit
   5.625% 10/1/08 ................................        45,000         46,036
   5.70% 1/15/10 .................................        40,000         40,408
  *7.00% 10/1/13 .................................        40,000         42,475
  Franklin Resources 3.70% 4/15/08 ...............        50,000         49,920
  General Motors Acceptance Corporation
  *6.125% 8/28/07 ................................        35,000         36,059
   6.75% 12/1/14 .................................        45,000         45,142
   7.75% 1/19/10 .................................        25,000         26,861
  Goldman Sachs 6.345% 2/15/34 ...................        85,000         88,810
 #Mizuho Finance Group
  144A 5.79% 4/15/14 .............................       140,000        147,319
  Morgan Stanley
  +2.51% 11/24/06 ................................        30,000         30,037
   4.75% 4/1/14 ..................................        20,000         19,524
   5.30% 3/1/13 ..................................        15,000         15,471
  Popular North America 4.25% 4/1/08 .............        55,000         55,561
 *Popular North America
   Capital Trust 6.564% 9/15/34 ..................        50,000         52,810
 +#Premium Asset Trust
   Series 2004-01 144A 2.451% 2/6/06 .............        45,000         45,030
 +#Rabobank Capital Funding
   II 144A 5.26% 12/29/49 ........................        35,000         35,676
  +RBS Capital Trust I 4.709% 12/29/49 ...........        60,000         58,553
   Regions Financial 6.375% 5/15/12 ..............        60,000         66,246
  +Wells Fargo 2.609% 9/28/07 ....................        40,000         40,039
                                                                   ------------
                                                                      1,440,801
                                                                   ------------
   BASIC INDUSTRY/CAPITAL GOODS-0.16%
   General Electric 5.00% 2/1/13 .................        70,000         71,936
                                                                   ------------
                                                                         71,936
                                                                   ------------
   BUILDINGS & MATERIALS-0.09%
   York International 6.625% 8/15/06 .............        40,000         41,746
                                                                   ------------
                                                                         41,746
                                                                   ------------
   CABLE, MEDIA & PUBLISHING-0.92%
  #COX Communications 144A 4.625% 1/15/10 ........        25,000         24,970
   InterActiveCorp 6.75% 11/15/05 ................        90,000         92,513
   Liberty Media
   *3.50% 9/25/06 ................................        45,000         44,768
   +3.99% 9/17/06 ................................        65,000         65,813
    8.25% 2/1/30 .................................        40,000         45,612
   Thomson 5.75% 2/1/08 ..........................        30,000         31,617
   Time Warner 8.18% 8/15/07 .....................        90,000        100,012
   Time Warner Entertainment
    8.375% 3/15/23 ...............................        10,000         12,569
                                                                   ------------
                                                                        417,874
                                                                   ------------
  CHEMICALS-0.07%
  Lubrizol 4.625% 10/1/09 ........................        30,000         29,985
                                                                   ------------
                                                                         29,985
                                                                   ------------

  ENERGY-1.12%
   Duke Capital 5.668% 8/15/14 ...................  $     35,000   $     36,182
 #Enterprise Products Operating 144A
   4.00% 10/15/07 ................................        50,000         49,910
   4.625% 10/15/09 ...............................        40,000         39,980
   Halliburton 5.50% 10/15/10 ....................        95,000        100,184
   Petro-Canada 5.00% 11/15/14 ...................        30,000         29,947
   USX 9.125% 1/15/13 ............................        40,000         50,834
   Valero Energy 6.125% 4/15/07 ..................        45,000         47,450
   Valero Logistics
   Operations 6.05% 3/15/13 ......................        80,000         84,618
   Weatherford International
   4.95% 10/15/13 ................................        70,000         70,168
                                                                   ------------
                                                                        509,273
                                                                   ------------
  FOOD, BEVERAGE & TOBACCO-0.91%
  Kraft Foods
   4.125% 11/12/09 ...............................        90,000         89,604
   5.625% 11/1/11 ................................        60,000         63,627
 *Nabisco 6.85% 6/15/05 ..........................        50,000         50,832
  Safeway 6.15% 3/1/06 ...........................        30,000         30,952
  Universal 6.50% 2/15/06 ........................        40,000         41,319
  UST
   6.625% 7/15/12 ................................        55,000         61,506
   8.80% 3/15/05 .................................        75,000         75,891
                                                                   ------------
                                                                        413,731
                                                                   ------------
  HEALTHCARE & PHARMACEUTICALS-0.54%
 #Amgen 144A 4.00% 11/18/09 ......................        25,000         24,950
  Boston Scientific 5.45% 6/15/14 ................        40,000         41,630
  Caremark Rx 7.375% 10/1/06 .....................        30,000         31,800
   Medco Health Solutions 7.25% 8/15/13 ..........        80,000         89,637
 #Wellpoint 144A
  3.75% 12/14/07 .................................        30,000         30,005
  4.25% 12/15/09 .................................        25,000         25,016
                                                                   ------------
                                                                        243,038
                                                                   ------------
  INSURANCE-0.76%
 #Farmers Insurance Exchange 144A
   6.00% 8/1/14 ..................................        10,000         10,160
   8.625% 5/1/24 .................................        70,000         82,778
  Marsh & McLennan 5.375% 3/15/07 ................        70,000         71,437
 #Nationwide Mutual
   Insurance 144A 7.875% 4/1/33 ..................        45,000         53,781
+#Oil Insurance 144A 5.15% 8/15/33 ...............        85,000         85,881
  Prudential Financial 4.104% 11/15/06 ...........        40,000         40,456
                                                                   ------------
                                                                        344,493
                                                                   ------------
  METALS & MINING-0.08%
  Barrick Gold Finance 7.50% 5/1/07 ..............        35,000         37,952
                                                                   ------------
                                                                         37,952
                                                                   ------------
  REAL ESTATE-0.11%
  Developers Diversified Realty
   4.625% 8/1/10 ..................................       50,000         49,680
                                                                   ------------
                                                                         49,680
                                                                   ------------
  RETAIL-0.11%
  CVS 4.00% 9/15/09 ..............................        50,000         49,818
                                                                   ------------
                                                                         49,818
                                                                   ------------

                                                               Balanced Series-7

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)
December 31, 2004

                                                     PRINCIPAL        MARKET
                                                       AMOUNT         VALUE
                                                    ------------   ------------
                                                      (U.S. $)       (U.S. $)
  CORPORATE BONDS (CONTINUED)
  TELECOMMUNICATIONS-1.64%
  BellSouth
   4.20% 9/15/09 .................................  $     70,000   $     70,257
   4.75% 11/15/12 ................................        30,000         30,233
  Motorola 4.608% 11/16/07 .......................        90,000         91,838
  SBC Communications
   4.125% 9/15/09 ................................        40,000         39,969
   5.10% 9/15/14 .................................        55,000         55,617
   6.15% 9/15/34 .................................        50,000         51,672
  Sprint Capital
   4.78% 8/17/06 .................................        40,000         40,782
   6.375% 5/1/09 .................................        25,000         27,176
   8.375% 3/15/12 ................................        40,000         48,794
   8.75% 3/15/32 .................................        95,000        126,960
 #Telecom Italia
   Capital 144A 4.00% 1/15/10 ....................        35,000         34,356
  Telefonos de Mexico 4.50% 11/19/08 ............         65,000         65,596
  Verizon Wireless 5.375% 12/15/06 ..............         60,000         62,177
                                                                   ------------
                                                                        745,427
                                                                   ------------
  TEXTILES, APPAREL & FURNITURE-0.08%
 #Jones Apparel 144A 4.25% 11/15/09 .............         35,000         34,915
                                                                   ------------
                                                                         34,915
                                                                   ------------
  TRANSPORTATION & SHIPPING-0.27%
 *American Airlines 6.817% 5/23/11 ..............         30,000         28,339
 *Continental Airlines 6.503% 6/15/11 ...........         95,000         93,191
                                                                   ------------
                                                                        121,530
                                                                   ------------
  UTILITIES-1.31%
 +Atmos Energy 2.465% 10/15/07 ..................         40,000         40,016
  Avista
   5.45% 12/1/19 .................................        20,000         19,975
   7.75% 1/1/07 ..................................       130,000        139,569
  Detroit Edison 5.05% 10/1/05 ..................         75,000         76,159
  Dominion Resources 7.195% 9/15/14 .............         40,000         46,303
  FPL Group Capital 4.086% 2/16/07 ..............         75,000         75,833
 *#Power Contract Financing 144A
   5.20% 2/1/06 ..................................        49,874         50,351
  Southern California
   Edison 6.00% 1/15/34 ..........................        35,000         37,316
  Southern Capital Funding
   5.30% 2/1/07 ..................................        45,000         47,076
 *TXU Energy 7.00% 3/15/13 ......................         30,000         33,559
  TXU Electric Delivery 7.00% 5/1/32 ............         25,000         28,936
                                                                   ------------
                                                                        595,093
                                                                   ------------
  TOTAL CORPORATE BONDS
  (COST $5,370,775)                                                   5,535,795
                                                                   ------------

  MUNICIPAL BONDS-1.76%
   Augusta, Georgia Water & Sewer
    Revenue 5.25% 10/1/39 (FSA) ..................        55,000         58,263
  California State 5.00% 2/1/33 ..................        20,000         20,299
  California State Economic
   Recovery 5.25% 7/1/13 .........................        40,000         45,187
  Colorado Department of
   Transportation Revenue
   5.00% 12/15/12 (FGIC) .........................        70,000         77,943
   5.00% 12/15/13 (FGIC) .........................       125,000        139,387
  Forsyth, Montana Pollution Control
   Revenue (Portland General Project)
   Series A 5.20% 5/1/33 .........................  $     25,000   $     26,563
  Golden State, California Tobacco
   Securitization Corporation
   Settlement Revenue Series
   B 5.50% 6/1/43 ................................        35,000         36,642
  Illinois State Taxable
   Pension 5.10% 6/1/33 ..........................        30,000         29,029
  Metropolitan Washington District of
   Columbia Airport Authority
   5.00% 10/1/34 (FSA) (AMT) .....................        30,000         30,247
  New Jersey Economic Development
   Cigarette Tax 5.75% 6/15/29 ...................        40,000         41,976
  New York State Sales Tax Asset
   Receivables 5.25% 10/15/27 (AMBAC) ............        50,000         53,822
  New York State Urban Development
   Corporate 5.25% 3/15/34 (FGIC) ................        35,000         37,151
  Oregon State Taxable
   Pension 5.892% 6/1/27 .........................        35,000         37,818
  Puerto Rico Public Buildings
   Authority Revenue (Government
   Facilities) Series I 5.25% 7/1/33 .............        80,000         83,777
  West Virginia Economic
   Development Authority
   5.37% 7/1/20 (MBIA) ...........................        15,000         15,408
   6.07% 7/1/26 ..................................        60,000         63,647
                                                                   ------------
  TOTAL MUNICIPAL BONDS
   (COST $771,523) ...............................                      797,159
                                                                   ------------
  NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS-4.74%
  Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33 .............       100,118        102,871
   Series 2004-2 1A1 6.00% 3/25/34 ...............        52,379         53,787
  Bank of America Funding
   Series 2004-3 2A2 5.00% 9/25/19 ...............        67,054         68,195
  Bank of America Mortgage Securities
   Series 2003-D 1A2 3.428% 5/25/33 ..............         4,136          4,132
   Series 2003-I 2A4 3.828% 10/25/33 .............        85,000         84,706
   Series 2004-10 2A1 5.00% 12/25/19 .............       119,518        121,052
  +Series 2004-A 1A1 3.475% 2/25/34 ..............        37,903         37,663
  +Series 2004-E 1A1 3.541% 6/25/34 ..............        59,654         59,212
   Series 2004-G 2A6 4.657% 8/25/34 ..............        65,000         65,959
  +Series 2004-L 4A1 5.18% 1/25/35 ...............        95,000         96,140
  Countrywide Home Loan
   Mortgage Pass Through Trust
   Series 2003-56 3A7B 4.71% 12/25/33 ............        65,000         65,572
  Credit Suisse First Boston
   Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33 .............        61,288         63,643
   Series 2004-1 3A1 7.00% 2/25/34 ...............        31,850         33,072

                                                               Balanced Series-8

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)
December 31, 2004

                                                     PRINCIPAL        MARKET
                                                       AMOUNT         VALUE
                                                    ------------   ------------
                                                      (U.S. $)       (U.S. $)
  NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS-(CONTINUED)
  Deutsche Mortgage Securities
   Series 2004-4 1A2 4.01% 4/25/34 ...............  $     40,000   $     40,006
  First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33 ..............        25,267         26,918
  +Series 2004-AR5 4A1 5.697% 10/25/34 ...........        59,996         61,664
 #GSMPS Mortgage Loan Trust
   Series 1998-3 A 144A 7.75% 9/19/27 ............        55,943         60,133
 +MASTR Adjustable Rate Mortgages Trust
   Series 2003-6 1A2 3.024% 12/25/33 .............        65,000         64,414
  MASTR Alternative Loans Trust Series
   2003-9 1A1
   5.50% 12/25/18 ................................        81,388         83,559
   8.00% 9/25/33 .................................        19,564         20,493
  Morgan Stanley Mortgage Loan Trust
   Series 2004-9 5A 5.00% 11/25/19 ...............        49,596         49,743
  Nomura Asset Acceptance
   Series 2004-AP1 A2 3.238% 3/25/34 .............       125,000        124,433
   Series 2004-AP2 A2 4.099% 7/25/34 .............        50,000         49,950
  Prime Mortgage Trust
   Series 2004-CL1 1A1 6.00% 2/25/34 .............        39,121         39,962
  Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31 .............        47,815         49,402
 +Structured Adjustable Rate Mortgage
   Loan Trust Series
   2004-18 5A 5.50% 12/25/34 .....................        49,652         50,521
  Structured Asset Securities
  +Series 2002-22H 1A 6.997% 11/25/32 ............        23,891         24,647
    Series 2004-12H 1A 6.00% 5/25/34 .............        73,983         75,740
  Washington Mutual
  +Series 2002-AR16 A 4.017% 12/25/32 ............        49,116         49,210
   Series 2003-AR4 A7 3.95% 5/25/33 ..............        37,968         37,911
  +Series 2003-AR9 1A7 4.062% 9/25/33 ............        46,208         45,858
    Series 2004-CB3 4A 6.00% 10/25/19 ............        90,555         94,404
  Wells Fargo Mortgage Backed
    Securities Trust
    Series 2003-K 2A5 4.522% 11/25/33 ............        55,000         53,214
  +Series 2003-M A1 4.74% 12/25/33 ...............        86,136         85,328
    Series 2004-DD 2A3 4.548% 1/25/35 ............        60,000         60,131
  +Series 2004-I 1A1 3.395% 7/25/34 ..............        50,665         50,524
                                                                   ------------
  TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $2,153,609) .............................                    2,154,169
                                                                   ------------
  U.S. TREASURY OBLIGATIONS-3.75%
 *U.S. Treasury Bond 5.375% 2/15/31 ..............        85,000         91,939
  U.S. Treasury Inflation Index Notes
   *0.875% 4/15/10 ..............................        100,751         99,803
  @*2.00% 1/15/14 ................................       165,277        171,113
   *2.00% 7/15/14 ................................       212,642        219,453
   *2.375% 1/15/25 ...............................       162,013        173,297
    3.00% 7/15/12 ................................        42,462         47,397
  U.S. Treasury Notes
  *2.50% 9/30/06 .................................  $    655,000   $    649,551
  *2.875% 11/30/06 ...............................       175,000        174,508
  *3.50% 12/15/09 ................................        75,000         74,660
                                                                   ------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $1,688,006) ..............................                    1,701,721
                                                                   ------------

                                                     NUMBER OF        MARKET
                                                       SHARES          VALUE
                                                    ------------   ------------
                                                                     (U.S. $)

  PREFERRED STOCK-0.65%
 #Centaur Funding 144A 9.08% ......................          150        197,953
  Nexen 7.35% .....................................        3,690         99,372
                                                                   ------------
  TOTAL PREFERRED STOCK
  (COST $243,862) .................................                     297,325
                                                                   ------------

                                                     PRINCIPAL        MARKET
                                                       AMOUNT         VALUE
                                                    ------------   ------------
                                                      (U.S. $)       (U.S. $)
  REPURCHASE AGREEMENTS-8.37%
  With BNP Paribas 1.55% 1/3/05
   (dated 12/31/04, to be repurchased at
   $2,066,267 collateralized by $2,124,000
  U.S. Treasury Bills due 4/28/05,
   market value $2,107,918 .......................  $  2,066,000      2,066,000
  With UBS Warburg 1.55% 1/3/05
   (dated 12/31/04, to be repurchased at
   $1,733,224 collateralized by $1,733,000
   U.S. Treasury Bills due 4/28/05,
   market value $1,719,720 and $47,000
   U.S. Treasury Notes 6.75% due
   5/15/05, market value $48,571) ................     1,733,000      1,733,000
                                                                   ------------
  TOTAL REPURCHASE AGREEMENTS
  (COST $3,799,000) ..............................                    3,799,000
                                                                   ------------
  TOTAL MARKET VALUE OF SECURITIES
   BEFORE SECURITIES LENDING
   COLLATERAL-106.88%
   (COST $44,493,581) ............................                   48,534,722
                                                                   ------------
  SECURITIES LENDING COLLATERAL**-3.92%
  SHORT-TERM INVESTMENTS
  Barclays Capital 2.34% 1/3/05 ..................       599,033        599,033
  Barclays London
   1.92% 1/31/05 .................................        11,983         11,981
   2.32% 1/10/05 .................................        47,922         47,923
  Bear Stearns 2.37% 3/18/05 .....................        53,913         53,947
  Beta Finance 2.30% 2/11/05 .....................        51,380         51,251
  BNP Paribus 2.21% 1/25/05 ......................        12,092         12,084
  Calyon 2.32% 4/19/05 ...........................        59,901         59,897
  Credit Swiss First
   Boston NY 2.56% 12/29/05 ......................        12,576         12,581
  Deutsche Bank Financial 2.38% 2/22/05 ..........        11,981         11,984
  General Electric Capital 2.37% 2/3/05 ..........        17,975         17,979
  Lehman Holdings 2.39% 12/23/05 .................        59,914         59,975

                                                               Balanced Series-9

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)
December 31, 2004

                                                     PRINCIPAL        MARKET
                                                       AMOUNT         VALUE
                                                    ------------   ------------
                                                      (U.S. $)       (U.S. $)
  SECURITIES LENDING COLLATERAL (CONTINUED)
  SHORT-TERM INVESTMENTS (CONTINUED)
  Marshall & Ilsley Bank 2.51% 12/29/05 ..........  $     59,907   $     59,907
  Merrill Lynch Mortgage Capital
   2.41% 1/12/05 .................................        47,923         47,923
  Morgan Stanley
   2.33% 1/3/05 ..................................       139,946        139,946
   2.39% 3/10/05 .................................        47,923         47,923
   2.52% 1/31/06 .................................        11,962         11,981
  Nordea Bank New York 2.32% 5/13/05 .............        59,900         59,894
  Pfizer 2.30% 1/31/06 ...........................        57,507         57,507
  Proctor & Gamble 2.42% 1/31/06 .................        59,916         59,903
  Rabobank, New York 2.03% 3/2/05 ................        59,903         59,900
  Royal Bank of Canada 2.38% 6/27/05 .............        59,907         59,895
  Sigma Finance 2.26% 9/30/05 ....................        56,315         56,297
  Societe Generale 2.37% 6/14/05 .................        30,055         30,055
  Sun Trust Bank 2.30% 8/5/05 ....................        30,044         30,044
  Wells Fargo 2.37% 1/31/06 ......................        59,890         59,903
  Wilmington Trust 2.05% 1/5/05 ..................        59,907         59,906
                                                                   ------------
  TOTAL SECURITIES LENDING COLLATERAL
   (COST $1,779,619) .............................                    1,779,619
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES-110.80%
 (COST $46,273,200) ...........................................      50,314,341##

OBLIGATION TO RETURN SECURITIES LENDING
 COLLATERAL**-(3.92%) .........................................      (1,779,619)

LIABILITIES NET OF RECEIVABLES AND
 OTHER ASSETS-(6.88%) .........................................      (3,122,492)=
                                                                 --------------
NET ASSETS APPLICABLE TO 3,400,060 SHARES OUTSTANDING-100.00%..  $   45,412,230
                                                                 ==============
NET ASSET VALUE-DELAWARE VIP BALANCED SERIES STANDARD
 CLASS ($45,407,299 / 3,399,690 SHARES) .......................  $        13.36
                                                                 ==============
NET ASSET VALUE-DELAWARE VIP BALANCED SERIES SERVICE
 CLASS ($4,931 / 369.7 SHARES) ...............................   $        13.34
                                                                 ==============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:
SHARES OF BENEFICIAL INTEREST (UNLIMITED
 AUTHORIZATION-NO PAR) .......................................   $   64,993,957
UNDISTRIBUTED NET INVESTMENT INCOME ..........................          993,558
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS .................      (24,611,414)
NET UNREALIZED APPRECIATION OF INVESTMENTS AND
 FOREIGN CURRENCIES ..........................................        4,036,129
                                                                 --------------
TOTAL NET ASSETS .............................................   $   45,412,230
                                                                 ==============

----------
  *Fully or partially on loan.
 **See Note #10 in "Notes to Financial Statements."
  #Securities exempt from registration under 144A of the Securities Act of 1933.
   See Note #11 in "Notes to Financial Statements."
 ##Includes $4,369,434 of securities loaned.
  ^Zero coupon bond. The interest rate shown is the yield at the time of purchase.
  +Variable Rate Notes. The interest rate shown is the rate at December 31,
   2004.
  @Fully or partially pledged as collateral for financial futures contracts. >Non-income producing security for the year ended December 31, 2004.
  =Of this amount, $3,460,327, represents payable for securities purchased as of
   December 31, 2004.
'd'The interest rate shown is the rate at December 31, 2004.

  ADR - American Depositary Receipts
  AMBAC - Insured by the AMBAC Assurance Corporation
  AMT - Subject to Alternative Minimum Tax
  ARM - Adjustable Rate Mortgage
  FGIC - Insured by the Financial Guaranty Insurance Company
  FSA - Insured by Financial Security Assurance
  GMAC - General Motors Acceptance Corp.
  GNMA - Government National Mortgage Association
  GSMPS - Goldman Sachs Reperforming Mortgage Securities
  IO - Interest Only Strip
  MBIA - Insured by the Municipal Bond Insurance Association
  PRN - Principal Only Strip
  S.F. - Single Family
  SLMA - Student Loan Marketing Association
  TBA - To be announced
  yr - Year

FUTURES CONTRACTS(1)

The following futures contracts were outstanding at December 31, 2004:

                                                                                          UNREALIZED
         CONTRACTS                   NOTIONAL          NOTIONAL                          APPRECIATION
       TO BUY (SELL)             COST (PROCEEDS)        VALUE        EXPIRATION DATE    (DEPRECIATION)
------------------------------   ---------------   ---------------   ---------------   ---------------
1 U.S. Treasury 10 year notes    $       111,519   $       111,937              3/05   $           418
(4) U.S. Treasury 2 year notes          (839,099)         (838,375)             3/05               724
(3) U.S. long bond                      (331,293)         (337,500)             3/05            (6,207)
                                                                                       ---------------
                                                                                       $        (5,065)
                                                                                       ===============

(1)See Note # 7 in "Notes to Financial Statements."

                             See accompanying notes

                                                              Balanced Series-10

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2004

INVESTMENT INCOME:
Interest ..................................................   $    789,705
Dividends .................................................        506,001
Foreign tax withheld ......................................         (1,503)
Securities lending income .................................          5,672
                                                              ------------
                                                                 1,299,875
                                                              ------------
EXPENSES:
Management fees ...........................................        315,088
Accounting and administration expenses ....................         17,163
Custodian fees ............................................          9,950
Pricing fees ..............................................          8,533
Legal and professional fees ...............................          6,456
Reports and statements to shareholders ....................          6,028
Dividend disbursing and transfer agent fees and expenses ..          4,796
Trustees' fees ............................................          2,280
Registration fees .........................................             38
Distribution expenses-Service Class .......................             14
Other .....................................................          2,807
                                                              ------------
                                                                   373,153
Less waiver of distribution expenses-Service Class ........             (3)
Less expense paid indirectly ..............................           (487)
                                                              ------------
Total expenses ............................................        372,663
                                                              ------------
NET INVESTMENT INCOME .....................................        927,212
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments ..............................................      2,966,338
 Futures contracts ........................................        (33,776)
 Options written ..........................................             25
 Swap agreements ..........................................         17,480
 Foreign currencies .......................................            130
                                                              ------------
Net realized gain .........................................      2,950,197
Net change in unrealized appreciation/depreciation
 of investments and foreign currencies ....................     (1,260,941)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES .......................      1,689,256
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $  2,616,468
                                                              ============

                             See accompanying notes

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                           YEAR ENDED
                                                  ----------------------------
                                                    12/31/04        12/31/03
                                                  ------------    ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income .........................   $    927,212    $    928,917
Net realized gain on investments
 and foreign currencies .......................      2,950,197           9,206
Net change in unrealized appreciation/
 depreciation of investments and
 foreign currencies ...........................     (1,260,941)      8,023,420
                                                  ------------    ------------
Net increase in net assets
 resulting from operations ....................      2,616,468       8,961,543
                                                  ------------    ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class ...............................     (1,058,365)     (1,598,053)
 Service Class ................................            (88)           (121)
                                                  ------------    ------------
                                                    (1,058,453)     (1,598,174)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ...............................        940,760       1,971,439
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
 Standard Class ...............................      1,058,365       1,598,053
 Service Class ................................             88             121
                                                  ------------    ------------
                                                     1,999,213       3,569,613
                                                  ------------    ------------
Cost of shares repurchased:
 Standard Class ...............................    (11,382,473)    (12,488,115)
                                                  ------------    ------------
Decrease in net assets derived from
 capital share transactions ...................     (9,383,260)     (8,918,502)
                                                  ------------    ------------
NET DECREASE IN NET ASSETS ....................     (7,825,245)     (1,555,133)

NET ASSETS:
Beginning of year .............................     53,237,475      54,792,608
                                                  ------------    ------------
End of year (including undistributed
 net investment income of $993,558 and
 $1,054,243, respectively) ....................   $ 45,412,230    $ 53,237,475
                                                  ============    ============

                             See accompanying notes

                                                              Balanced Series-11

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         DELAWARE VIP BALANCED SERIES STANDARD CLASS
                                                                                          YEAR ENDED
                                                              -------------------------------------------------------------------
                                                               12/31/04      12/31/03      12/31/02     12/31/01(1)    12/31/00
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period .....................   $    12.890   $    11.170   $    13.730   $    15.230   $    17.340
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) .................................         0.245         0.211         0.258         0.329         0.399
Net realized and unrealized gain (loss) on investments
 and foreign currencies ..................................         0.493         1.872        (2.430)       (1.494)       (0.956)
                                                             -----------   -----------   -----------   -----------   -----------
Total from investment operations .........................         0.738         2.083        (2.172)       (1.165)       (0.557)
                                                             -----------   -----------   -----------   -----------   -----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................        (0.268)       (0.363)       (0.388)       (0.335)       (0.451)
Net realized gain on investments .........................             -             -             -             -        (1.102)
                                                             -----------   -----------   -----------   -----------   -----------
Total dividends and distributions ........................        (0.268)       (0.363)       (0.388)       (0.335)       (1.553)
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, end of period ...........................   $    13.360   $    12.890   $    11.170   $    13.730   $    15.230
                                                             ===========   ===========   ===========   ===========   ===========
Total return(3) ..........................................          5.84%        19.21%       (16.27)%       (7.66)%       (3.12)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $    45,407   $    53,233   $    54,789   $    90,377   $   120,705
Ratio of expenses to average net assets ..................          0.77%         0.77%         0.75%         0.73%         0.79%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ...............          0.77%         0.77%         0.76%         0.73%         0.79%
Ratio of net investment income to average net assets .....          1.91%         1.80%         2.10%         2.37%         2.54%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ......          1.91%         1.80%         2.09%         2.37%         2.54%
Portfolio turnover .......................................           247%          231%          303%          336%          179%

----------
(1)As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.009, an increase in net realized and unrealized gain
   (loss) per share of $0.009, and a decrease in the ratio of net investment income to average net assets of 0.07%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(2)The average shares outstanding method has been applied for per share information.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                              Balanced Series-12

DELAWARE VIP BALANCED SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         DELAWARE VIP BALANCED SERIES SERVICE CLASS
                                                             -------------------------------------------------------------------
                                                                                   YEAR ENDED                         5/1/00(2)
                                                             -----------------------------------------------------       TO
                                                              12/31/04      12/31/03      12/31/02     12/31/01(1)    12/31/00
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period .....................   $    12.880   $    11.170   $    13.720   $    15.230   $    15.080

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)..................................         0.214         0.186         0.238         0.308         0.246
Net realized and unrealized gain (loss) on investments
 and foreign currencies ..................................         0.488         1.867        (2.421)       (1.498)        0.024
                                                             -----------   -----------   -----------   -----------   -----------
Total from investment operations .........................         0.702         2.053        (2.183)       (1.190)        0.270
                                                             -----------   -----------   -----------   -----------   -----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................        (0.242)       (0.343)       (0.367)       (0.320)       (0.120)
                                                             -----------   -----------   -----------   -----------   -----------
Total dividends and distributions ........................        (0.242)       (0.343)       (0.367)       (0.320)       (0.120)
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, end of period ...........................   $    13.340   $    12.880   $    11.170   $    13.720   $    15.230
                                                             ===========   ===========   ===========   ===========   ===========
Total return(4)...........................................          5.55%        18.90%       (16.40)%       (7.76)%        1.91%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $         5   $         5   $         4   $         5   $         5
Ratio of expenses to average net assets ..................          1.02%         0.99%         0.90%         0.88%         0.94%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .................          1.07%         1.02%         0.91%         0.88%         0.94%
Ratio of net investment income to average net assets .....          1.66%         1.58%         1.95%         2.22%         2.39%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ......          1.61%         1.55%         1.94%         2.22%         2.39%
Portfolio turnover .......................................           247%          231%          303%          336%          179%

----------
(1)As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.009, an increase in net realized and unrealized gain
   (loss) per share of $0.009, and a decrease in the ratio of net investment income to average net assets of 0.07%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3)The average shares outstanding method has been applied for per share information.
(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net assetvalue. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                              Balanced Series-13

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (formerly Delaware VIP Large Cap Value Series). These financial statements and the related notes pertain to Delaware VIP Balanced Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a balance of capital appreciation, income and preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2004, were approximately $487. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the year ended December 31, 2004.

                                                              Balanced Series-14

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2004, the Series had liabilities payable to affiliates as follows:

                                     DIVIDEND DISBURSING,           OTHER
                 INVESTMENT             TRANSFER AGENT,            EXPENSES
                 MANAGEMENT      ACCOUNTING AND ADMINISTRATION      PAYABLE
               FEE PAYABLE TO       FEES AND OTHER EXPENSES       TO DMC AND
                    DMC                 PAYABLE TO DSC            AFFILIATES*
               --------------    -----------------------------    -----------
                 $   25,016                $   1,614               $   3,322

----------
*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2004, the Series was charged $1,404 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the year ended December 31, 2004, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities            $ 95,119,925
Purchases of U.S. government securities                      22,958,667
Sales other than U.S. government securities                 101,793,334
Sales of U.S. government securities                          24,764,595

At December 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                               AGGREGATE      AGGREGATE
                 COST OF       UNREALIZED     UNREALIZED    NET UNREALIZED
               INVESTMENTS    APPRECIATION   DEPRECIATION    APPRECIATION
               ------------   ------------   ------------   --------------
               $ 46,587,064   $  4,256,178   $   (528,901)  $    3,727,277

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                                YEAR           YEAR
                               ENDED          ENDED
                              12/31/04       12/31/03
                            ------------   ------------
Ordinary income .........   $  1,058,453   $  1,598,174

As of December 31, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest .................   $ 64,993,957
Undistributed ordinary income .................        993,558
Post-October losses ...........................        (18,251)
Capital loss carryforwards ....................    (24,284,364)
Unrealized appreciation of investments and
 foreign currencies ...........................      3,727,330
                                                  ------------
Net assets ....................................   $ 45,412,230
                                                  ============

                                                              Balanced Series-15

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2004 through December 31, 2004 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2004, the Series recorded the following reclassifications. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, paydowns of mortgage-and asset-backed securities and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                      UNDISTRIBUTED       ACCUMULATED
                           NET           NET REALIZED
                    INVESTMENT INCOME     GAIN (LOSS)
                    -----------------    ------------
                        $  70,556         $  (70,556)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $2,757,233 was utilized in 2004. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $6,206,034 expires in 2008, $8,028,969 expires in 2009, $9,576,012 expires in 2010 and $473,349 expires in 2011.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                      YEAR            YEAR
                                                      ENDED          ENDED
                                                    12/31/04       12/31/03
                                                  ------------    ------------
Shares sold:
   Standard Class .............................         74,219         166,080

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class .............................         83,731         145,278
   Service Class ..............................              7              11
                                                  ------------    ------------
                                                       157,957         311,369
                                                  ------------    ------------
Shares repurchased:
   Standard Class .............................       (888,312)     (1,084,706)
                                                  ------------    ------------
Net decrease ..................................       (730,355)       (773,337)
                                                  ============    ============

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2004, or at any time during the year.

7. FUTURES CONTRACTS

The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented in the Statement of Net Assets represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

                                                              Balanced Series-16

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. OPTIONS WRITTEN

During the year ended December 31, 2004, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the year ended December 31, 2004 for the Series, were as follows:

                                                        NUMBER
                                                     OF CONTRACTS   PREMIUMS
                                                     ------------   ---------
Options outstanding at December 31, 2003                       32   $  12,280
Options written                                                78      34,263
Options terminated in closing purchase transaction           (110)    (46,543)
                                                     ------------   ---------
Options outstanding at December 31, 2004                        -   $       -
                                                     ============   =========

9. SWAP AGREEMENTS

During the year ended December 31, 2004, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

No total return swap agreements were outstanding at December 31, 2004.

10. SECURITIES LENDING

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Series receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At December 31, 2004, the market value of the securities on loan was $4,369,434, for which the Series received securities collateral, comprised of U.S. government obligations valued at $2,671,480, and cash collateral of $1,779,619. Investments purchased with cash collateral are presented on the Statements of Net Assets under the caption "Securities Lending Collateral."

11. CREDIT AND MARKET RISK

The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture.

                                                              Balanced Series-17

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

11. CREDIT AND MARKET RISK (CONTINUED)

Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Statement of Net Assets.

12. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

13. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2004, the Series designates distributions paid during the year as follows:

                    (A)            (B)
                 LONG-TERM       ORDINARY                         (C)
               CAPITAL GAINS      INCOME           TOTAL      QUALIFYING
               DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTION   DIVIDENDS
                (TAX BASIS)     (TAX BASIS)     (TAX BASIS)      (1)
               -------------   -------------   ------------   ----------
                     -              100%            100%          50%

----------
(A) and (B) are based on a percentage of the Series' total distributions.
(C) is based on a percentage of the Series' ordinary income distributions.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                                                              Balanced Series-18

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Balanced Series

We have audited the accompanying statement of net assets of the Delaware VIP Balanced Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Balanced Series of Delaware VIP Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 9, 2005

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                              Balanced Series-19

DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                             NUMBER OF               OTHER
                                                                   PRINCIPAL            PORTFOLIOS IN FUND       DIRECTORSHIPS
       NAME,                  POSITION(S)        LENGTH           OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                  HELD WITH        OF TIME              DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE                FUND(S)          SERVED           PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
INTERESTED TRUSTEES

JUDE T. DRISCOLL(2)           Chairman,        5 Years -       Since August 2000,                75                   None
 2005 Market Street        President, Chief    Executive   Mr. Driscoll has served in
  Philadelphia, PA           Executive          Officer   various executive capacities
       19103                  Officer                         at different times at
                                and            2 Years -    Delaware Investments(1)
   March 10, 1963            Trustee(4         Truste
                                                            Senior Vice President and
                                                           Director of Fixed-Income
                                                           Process - Conseco Capital
                                                                  Management
                                                            (June 1998 - August 2000)

INDEPENDENT TRUSTEES
  WALTER P. BABICH            Trustee          17 Years         Board Chairman -                 92                   None
 2005 Market Street                                           Citadel Construction
  Philadelphia, PA                                                Corporation
       19103                                                    (1989 - Present)

  October 1, 1927

   JOHN H. DURHAM             Trustee          26 Years(3)      Private Investor                 92            Trustee and Audit
 2005 Market Street                                                                                           Committee Member -
  Philadelphia, PA                                                                                             Abington Memorial
       19103                                                                                                       Hospital

                                                                                                              President/Director -
   August 7, 1937                                                                                              22 WR Corporation

    JOHN A. FRY              Trustee(4)         4 Years            President -                   75                Director -
 2005 Market Street                                        Franklin & Marshall College                          Community Health
  Philadelphia, PA                                            (June 2002 - Present)                                 Systems
       19103
                                                           Executive Vice President -
    May 28, 1960                                           University of Pennsylvania
                                                            (April 1995 - June 2002)

  ANTHONY D. KNERR            Trustee          12 Years    Founder/Managing Director -           92                   None
 2005 Market Street                                        Anthony Knerr & Associates
  Philadelphia, PA                                           (Strategic Consulting)
       19103                                                    (1990 - Present)

  December 7, 1938

    ANN R. LEVEN              Trustee          16 Years      Treasurer/Chief Fiscal              92            Director and Audit
 2005 Market Street                                           Officer - National                             Committee Chairperson -
  Philadelphia, PA                                               Gallery of Art                                    Andy Warhol
       19103                                                      (1994 - 1999)                                     Foundation
                                                                                                               Director and Audit
  November 1, 1940                                                                                             Committee Member -
                                                                                                                 Systemax Inc.

                                                              Balanced Series-20

                                                                                             NUMBER OF               OTHER
                                                                    PRINCIPAL            PORTFOLIOS IN FUND      DIRECTORSHIPS
       NAME,                POSITION(S)         LENGTH            OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                HELD WITH         OF TIME               DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE              FUND(S)           SERVED            PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
INDEPENDENT TRUSTEES (CONTINUED)

 THOMAS F. MADISON            Trustee          11 Years          President/Chief                 92                Director -
 2005 Market Street                                            Executive Officer -                               Banner Health
  Philadelphia, PA                                             MLM Partners, Inc.
       19103                                                (Small Business Investing                          Director and Audit
                                                                 and Consulting)                               Committee Member -
 February 25, 1936                                          (January 1993 - Present)                          Center Point Energy

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Digital River Inc.

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Rimage Corporation

                                                                                                               Director - Valmont
                                                                                                                Industries, Inc.

  JANET L. YEOMANS            Trustee           6 Years     Vice President/Mergers &             92                   None
 2005 Market Street                                       Acquisitions - 3M Corporation
  Philadelphia, PA                                          (January 2003 - Present)
       19103
                                                              Ms. Yeomans has held
   July 31, 1948                                          various management positions
                                                          at 3M Corporation since 1983.

OFFICERS

 JOSEPH H. HASTINGS          Executive          1 Year     Mr. Hastings has served in            92                 None(5)
 2005 Market Street        Vice President                 various executive capacities
  Philadelphia, PA              and                           at different times at
       19103              Chief Financial                     Delaware Investments.
                              Officer
 December 19, 1949

RICHELLE S. MAESTRO         Executive Vice      2 Years     Ms. Maestro has served in            92                 None(5)
 2005 Market Street        President, Chief               various executive capacities
  Philadelphia, PA         Legal Officer and                  at different times at
       19103                   Secretary                      Delaware Investments.

 November 26, 1957

 MICHAEL P. BISHOF            Senior Vice       8 Years     Mr. Bishof has served in             92                 None(5)
 2005 Market Street         President and                 various executive capacities
  Philadelphia, PA             Treasurer                     at different times at
       19103                                                 Delaware Investments.

  August 18, 1962

----------
(1)Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2)Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor. 3Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4)Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5)Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                              Balanced Series-21

DELAWARE VIP TRUST - DELAWARE VIP CAPITAL RESERVES SERIES

PORTFOLIO SNAPSHOT

        Delaware VIP Capital Reserves Series returned +3.66% (Standard Class shares with distributions reinvested) for the fiscal year ended December 31, 2004. For comparison during the same time period, the Series' benchmark, the Lehman Brothers Intermediate Government/Credit Index, gained +4.19%. Our overweighting, relative to the index, to corporate bonds in general provided a source of positive return as the asset class posted the best excess return among the index sectors. More specifically, our overweighting versus the index in lower quality BBB-rated bonds generated positive performance in the quarter as investors continued to search for incremental yield among investment-grade corporate bonds.

        During the year, our overweighting relative to the index in airlines and entertainment issues performed well, while our overweighting to the automotive sector, one of the bottom performing sectors in the benchmark index, impeded the Series' performance. Mortgage backed securities outpaced Treasury bonds during the year, but lagged the performance contribution of the other non-Treasury fixed-income securities. One of our strategies late in the year was to maintain our exposure to collateral mortgage-backed securities and asset-backed securities as both sectors added to excess return when swap spreads rallied and investors reached for additional yield.

INVESTMENT OUTLOOK

        Over the next six to nine months, we anticipate positive economic growth and believe corporate earnings may continue to trend upward, but at a declining rate. We expect volatility to remain at relatively low levels, providing a backdrop for potential outperformance in non-Treasury sectors. Despite the positive economic backdrop, valuations in all spread sectors are at the higher end of their ranges. In 2005, we will seek to reduce our exposure to spread sectors. We believe the U.S. dollar may continue to fall versus most trading partner's currencies, particularly those in Asia. In our opinion, interest rates could trend higher in the near term, especially among shorter maturities.


                       Delaware VIP
                 Capital Reserves Series        Lehman Brothers Intermediate
                  Standard Class Shares           Government/Credit Index
                  ---------------------           -----------------------
12/31/1994               $10,000                          $10,000
12/31/1995               $11,408                          $11,533
12/31/1996               $11,869                          $12,000
12/31/1997               $12,772                          $12,945
12/31/1998               $13,618                          $14,035
12/31/1999               $13,655                          $14,090
12/31/2000               $14,809                          $15,513
12/31/2001               $16,041                          $16,907
12/31/2002               $17,182                          $18,570
12/31/2003               $17,974                          $19,371
12/31/2004               $18,651                          $19,960



                      DELAWARE VIP CAPITAL RESERVES SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

             STANDARD CLASS   SERVICE CLASS
                SHARES*          SHARES**
             --------------   -------------
LIFETIME         +6.40%           +6.50%
10 YEARS         +6.43%              --
FIVE YEARS       +6.40%              --
ONE YEAR         +3.66%           +3.23%

For the periods ended December 31, 2004

 *Commenced operations on July 28, 1988.
**Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in the Delaware VIP Capital Reserves Series Standard Class shares and the Lehman Brothers Intermediate Government/Credit Index for the 10-year period from the December 31, 1994 through December 31, 2004. All distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Intermediate Government/Credit Index measures the performance of U.S. government and corporate bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for the Delaware VIP Capital Reserves Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus.

                                                              Capital Reserves-1

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2004 to December 31, 2004

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                             EXPENSES
                                                     BEGINNING      ENDING                  PAID DURING
                                                      ACCOUNT      ACCOUNT     ANNUALIZED     PERIOD
                                                       VALUE        VALUE       EXPENSE      7/1/04 TO
                                                       7/1/04      12/31/04      RATIOS      12/31/04*
                                                     ----------   ----------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class                                       $ 1,000.00   $ 1,033.80         0.63%  $      3.22
Service Class                                          1,000.00     1,031.60         0.88%         4.49
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                       $ 1,000.00   $ 1,021.97         0.63%  $      3.20
Service Class                                          1,000.00     1,020.71         0.88%         4.47

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                              Capital Reserves-2

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
SECTOR ALLOCATIONS
As of December 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                      PERCENTAGE
SECTOR                                               OF NET ASSETS
--------------------------------------------------   -------------
AGENCY ASSET-BACKED SECURITIES                            2.75%
                                                     -------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                7.02%
                                                     -------------
AGENCY MORTGAGE-BACKED SECURITIES                         8.86%
                                                     -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                     4.65%
                                                     -------------
CORPORATE BONDS                                          42.90%
                                                     -------------
Airlines                                                  0.93%
Banking & Finance                                        12.44%
Basic Industry/Capital Goods                              0.47%
Buildings & Materials                                     0.24%
Cable, Media & Publishing                                 3.16%
Chemicals                                                 0.31%
Electronics                                               0.30%
Energy                                                    2.89%
Food, Beverage & Tobacco                                  2.29%
Healthcare & Pharmaceuticals                              1.28%
Insurance                                                 3.03%
Real Estate                                               0.36%
Retail                                                    2.78%
Technology/Hardware                                       0.61%
Telecommunications                                        6.31%
Textiles, Apparel & Furniture                             0.17%
Utilities                                                 5.33%
                                                     -------------
MUNICIPAL BONDS                                           2.13%
                                                     -------------
NON-AGENCY ASSET-BACKED SECURITIES                       11.66%
                                                     -------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS           11.40%
                                                     -------------
U.S. TREASURY OBLIGATIONS                                 6.05%
                                                     -------------
TOTAL MARKET VALUE OF SECURITIES                         97.42%
                                                     -------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES           2.58%
                                                     -------------
TOTAL NET ASSETS                                        100.00%
                                                     -------------

                                                              Capital Reserves-3

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS
December 31, 2004

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
                                                     ------------   ------------
                                                       (U.S. $)       (U.S. $)
  AGENCY ASSET-BACKED SECURITIES-2.75%
  Fannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20 ...............   $     65,000   $     65,071
   Series 2004-T4 A3 4.42% 8/25/24 ...............         70,000         70,422
 *SLMA Student Loan Trust
   Series 1996-3 A2 2.56% 10/25/11 ...............        550,000        553,383
   Series 2004-8 A3 2.19% 7/27/15 ................         25,000         25,024
                                                                    ------------
  TOTAL AGENCY ASSET-BACKED SECURITIES
   (COST $711,634) ...............................                       713,900
                                                                    ------------
  AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS-7.02%
  Fannie Mae Grantor Trust
   Series 2001-T8 A2 9.50% 7/25/41 ...............         52,362         58,475
   Series 2003-T1 A 3.807% 11/25/12 ..............        136,357        135,447
  Fannie Mae Series 2004-87
   UD 4.75% 11/25/30 .............................         50,000         49,533
  Fannie Mae Whole Loan
   Series 2003-W14 1A5 4.71% 9/25/43 .............        150,000        150,775
   Series 2004-W9 2A1 6.50% 2/25/44 ..............        113,100        118,260
  Freddie Mac
  *Series 19 F 2.58% 6/1/28 ....................         43,843         43,701
   Series 1490 CA 6.50% 4/15/08 ..................        123,047        126,027
   Series 2727 PM 4.50% 1/15/34 ..................        110,000         99,876
   Series 2777 DE 4.00% 3/15/29 ..................         50,000         48,275
   Series 2836 HQ 4.75% 5/15/29 ..................         80,000         79,621
   Series 2889 OE 5.00% 1/15/30 ..................         80,000         80,614
  Freddie Mac Stated Final Series
   SF5 GC 2.95% 12/15/09 .........................        170,000        165,147
  Freddie Mac Structured Pass
   Through Securities
   Series T-58 1A2 3.108% 5/25/35 ................        110,000        109,374
   Series T-58 2A 6.50% 9/25/43 ..................        118,423        123,945
  GNMA
   Series 2002-61 BA 4.648% 3/16/26 ..............         80,000         81,635
   Series 2002-62 B 4.763% 1/16/25 ...............         80,000         81,809
   Series 2003-5 B 4.486% 10/16/25 ...............        145,000        146,555
   Series 2004-84 A 3.624% 5/16/17 ...............        123,881        123,167
                                                                    ------------
  TOTAL AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (COST $1,826,885) .................                     1,822,236
                                                                    ------------
  AGENCY MORTGAGE-BACKED SECURITIES-8.86%
  Fannie Mae
   5.73% 12/1/08 .................................         55,224         58,485
   6.52% 1/1/08 ..................................        201,335        213,792
   8.50% 9/20/10 .................................         35,634         37,861
   9.00% 4/1/09 ..................................         20,351         21,527
 *Fannie Mae ARM 3.832% 12/1/33 ................          202,480        207,052
  Fannie Mae FHA/VA 9.00% 6/1/09 .................        128,618        141,841
  Fannie Mae Relocation 30 yr
   5.00% 1/1/34 ..................................        143,616        144,064
   5.00% 1/1/34 ..................................        229,517        229,876
  Fannie Mae S.F. 15 yr
   6.50% 4/1/12 ..................................         85,599         90,869
   8.00% 10/1/14 .................................         45,165         47,776
   8.50% 10/1/15 .................................         30,986         33,165
  Fannie Mae S.F. 15 yr
   TBA 5.00% 1/1/20 ..............................         55,000         55,877
  Fannie Mae S.F. 30 yr
   5.00% 3/1/34 ..................................         82,257         81,794
   7.00% 11/1/33 .................................         61,791         65,498
   7.50% 12/1/10 .................................         19,882         20,714
   7.50% 6/1/31 ..................................         96,048        102,952
   8.50% 5/1/11 ..................................         15,563         16,726
   8.50% 8/1/12 ..................................         33,605         35,611
   9.25% 9/1/08 ..................................         10,494         11,232
  Fannie Mae S.F. 30 yr TBA 6.50% 1/1/35 .........         45,000         47,194
  Freddie Mac 5 yr Balloon
   4.00% 6/1/08 ..................................         32,919         33,063
   4.00% 1/1/09 ..................................        176,604        177,432
   *Freddie Mac ARM
   3.73% 4/1/34 ..................................         77,513         78,021
   3.74% 4/1/33 ..................................        180,516        186,192
  Freddie Mac Relocation 15 yr
   3.50% 9/1/18 ..................................        112,406        106,891
   3.50% 10/1/18 .................................         17,925         17,045
  GNMA S.F. 15 yr
   6.00% 1/15/09 .................................         13,396         14,049
   8.50% 8/15/10 .................................          7,410          7,822
  GNMA II S.F. 30 yr
   12.00% 6/20/14 ................................          9,055         10,294
   12.00% 3/20/15 ................................          1,530          1,743
   12.00% 2/20/16 ................................          4,098          4,677
                                                                    ------------
  TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (COST $2,317,330) .............................                     2,301,135
                                                                    ------------

  COMMERCIAL MORTGAGE-BACKED SECURITIES-4.65%
  Bank of America Commercial Mortgage
   Series 2004-2 A2 3.52% 11/10/38 ...............         60,000         58,882
   Series 2004-5 A3 4.561% 11/10/41 ..............         55,000         55,219
   Series 2004-6 A5 4.811% 12/10/42 ..............        155,000        154,661
  First Union-Lehman Brothers-Bank
   of America Series 1998-C2 A2
   6.56% 11/18/35 ................................        245,000        263,408
  GMAC Commercial Mortgage Securities
   Series 1998-C2 A2 6.42% 5/15/35 ...............        175,000        188,080
 #Hilton Hotel Series 2000 HLTA
   A1 144A 7.055% 10/3/15 ........................         27,857         30,467
  J.P. Morgan Chase Commercial
   Mortgage Securities
   Series 2003-C1 A2 4.985% 1/12/37 ..............         60,000         61,345
   Series 2002-C1 A3 5.376% 7/12/37 ..............         55,000         57,664
  Merrill Lynch Mortgage Trust
   Series 2004-BPC1 A3 4.467% 10/12/41 ...........         35,000         34,917
   Series 2004-BPC1 A5 4.855% 10/12/41 ...........         70,000         70,121
  Nomura Asset Securities Series
   1998-D6 A1B 6.59% 3/15/30 .....................        155,000        167,657
 #Tower 2004-2A A 144A 4.232% 12/15/14 .........           65,000         64,604
                                                                    ------------
  TOTAL COMMERCIAL MORTGAGE-BACKED
  SECURITIES (COST $1,218,542) ..................                      1,207,025
                                                                    ------------
  CORPORATE BONDS-42.90%
  AIRLINES -0.93%
  Continental Airlines 6.503% 6/15/11 ............        245,000        240,335
                                                                    ------------
                                                                         240,335
                                                                    ------------
  BANKING & FINANCE-12.44%
 #Amvescap 144A 4.50% 12/15/09 ...................        120,000        120,004
  Apache Finance 7.00% 3/15/09 ...................        220,000        248,710

                                                              Capital Reserves-4

DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
                                                     ------------   ------------
                                                       (U.S. $)       (U.S. $)
  CORPORATE BONDS (CONTINUED)
  BANKING & FINANCE (CONTINUED)
  Bear Stearns 4.65% 7/2/18 ......................   $    155,000   $    145,875
  Compass Bank 6.45% 5/1/09 ......................        120,000        131,574
 #ERAC USA Finance 144A 7.35% 6/15/08 ..........          215,000        237,699
  Ford Motor Credit
   5.625% 10/1/08 ................................         90,000         92,072
   5.80% 1/12/09 .................................        235,000        240,417
   7.00% 10/1/13 .................................        295,000        313,253
  Franklin Resources 3.70% 4/15/08 ...............        150,000        149,760
  Frost National Bank 6.875% 8/1/11 ..............        110,000        123,370
  General Motors Acceptance Corporation
   6.125% 8/28/07 ................................        140,000        144,235
   6.75% 12/1/14 .................................        100,000        100,316
   7.75% 1/19/10 .................................         50,000         53,722
  Goldman Sachs 5.25% 10/15/13 ...................        115,000        117,862
    Marshall & Ilsley 3.95% 8/14/09 ..............        145,000        144,490
 #Mizuho Finance Group 144A
   5.79% 4/15/14 .................................        180,000        189,411
  Morgan Stanley
  *2.51% 11/24/06 ................................         40,000         40,049
   4.75% 4/1/14 .................................          40,000         39,048
   5.30% 3/1/13 .................................          35,000         36,100
  Popular North America 4.25% 4/1/08 .............        205,000        207,090
*#Premium Asset Trust Series
   2004-01 144A 2.451% 2/6/06 ...................          85,000         85,057
  Regions Financial 6.375% 5/15/12 ...............        110,000        121,450
  Wells Fargo Company
  *2.61% 9/28/07 .................................         55,000         55,053
   4.20% 1/15/10 .................................         95,000         95,493
                                                                    ------------
                                                                       3,232,110
                                                                    ------------
  BASIC INDUSTRY/CAPITAL GOODS-0.47%
  Johnson Controls 5.00% 11/15/06 ................        120,000        123,251
                                                                    ------------
                                                                         123,251
                                                                    ------------
  BUILDINGS & MATERIALS-0.24%
  York International 6.625% 8/15/06 ..............         60,000         62,618
                                                                    ------------
                                                                          62,618
                                                                    ------------
  CABLE, MEDIA & PUBLISHING-3.16%
 #Cox Communications 144A
   4.625% 1/15/10 ...............................          60,000         59,928
  Liberty Media
   3.50% 9/25/06 ................................          90,000         89,537
  *3.99% 9/17/06 ...............................          135,000        136,689
  Thomson 5.75% 2/1/08 ...........................        140,000        147,546
  Time Warner
   6.875% 5/1/12 .................................        155,000        176,781
   8.18% 8/15/07 .................................        190,000        211,135
                                                                    ------------
                                                                         821,616
                                                                    ------------
  CHEMICALS-0.31%
  Lubrizol 4.625% 10/1/09 ........................         80,000         79,961
                                                                    ------------
                                                                          79,961
                                                                    ------------
  ELECTRONICS-0.30%
  General Electric 5.00% 2/1/13 ..................         75,000         77,075
                                                                    ------------
                                                                          77,075
                                                                    ------------

  ENERGY-2.89%
  Duke Capital 4.331% 11/16/06 ...................         60,000         60,780
 #Enterprise Products Operating 144A
   4.00% 10/15/07 ................................         70,000         69,875
   4.625% 10/15/09 ...............................         60,000         59,970
  Halliburton 5.50% 10/15/10 .....................        235,000        247,825
  Valero Energy 6.125% 4/15/07 ...................        100,000        105,444
  Valero Logistics Operations 6.05% 3/15/13 ......        195,000        206,257
                                                                    ------------
                                                                         750,151
                                                                    ------------
  FOOD, BEVERAGE & TOBACCO-2.29%
  Kraft Foods
   4.125% 11/12/09 ...............................        125,000        124,451
   5.25% 10/1/13 .................................         40,000         41,226
   5.625% 11/1/11 ................................         85,000         90,138
  Nabisco 6.85% 6/15/05 ..........................         65,000         66,081
  Universal 6.50% 2/15/06 ........................         85,000         87,803
  UST 6.625% 7/15/12 .............................        165,000        184,517
                                                                    ------------
                                                                         594,216
                                                                    ------------
  HEALTHCARE & PHARMACEUTICALS-1.28%
 #Amgen 144A 4.00% 11/18/09 ....................           30,000         29,940
  Caremark Rx 7.375% 10/1/06 .....................         40,000         42,400
  Medco Health Solutions 7.25% 8/15/13 ...........        160,000        179,275
 #Wellpoint 144A
   3.75% 12/14/07 ................................         45,000         45,007
   4.25% 12/15/09 ................................         35,000         35,022
                                                                    ------------
                                                                         331,644
                                                                    ------------
  INSURANCE-3.03%
 #Berkshire Hathaway Finance
   144A 3.40% 7/2/07 .............................        155,000        154,725
 #Farmers Insurance Exchange
   144A 6.00% 8/1/14 .............................        175,000        177,792
 #Liberty Mutual 144A 5.75% 3/15/14 ............          110,000        108,334
  Marsh & McLennan 5.375% 3/15/07 ................         95,000         96,950
 #*Oil Insurance 144A 4.10% 8/15/33 ..............        190,000        191,970
  Prudential Financial 4.104% 11/15/06 ...........         55,000         55,627
                                                                    ------------
                                                                         785,398
                                                                    ------------
  REAL ESTATE-0.36%
  Developers Diversified Realty
   4.625% 8/1/10 .................................         95,000         94,393
                                                                    ------------
                                                                          94,393
                                                                    ------------
  RETAIL-2.78%
  CVS
   3.875% 11/1/07 ................................        155,000        155,803
   4.00% 9/15/09 .................................         70,000         69,745
 #Home Depot 144A 3.75% 9/15/09 ................          170,000        168,657
 #May Department Stores 144A
   3.95% 7/15/07 .................................        115,000        115,263
  Target 5.875% 3/1/12 ...........................        130,000        141,765
  Wendy's International 6.25% 11/15/11 ...........         65,000         71,415
                                                                    ------------
                                                                         722,648
                                                                    ------------
  TECHNOLOGY/HARDWARE-0.61%
  Dell 6.55% 4/15/08 .............................        145,000        157,425
                                                                    ------------
                                                                         157,425
                                                                    ------------
  TELECOMMUNICATIONS-6.31%
  BellSouth
   4.20% 9/15/09 .................................         95,000         95,349
   4.75% 11/15/12 ................................         65,000         65,506
  Motorola 4.608% 11/16/07 .......................        130,000        132,655
  SBC Communications
   4.125% 9/15/09 ................................         90,000         89,931
   5.10% 9/15/14 .................................        125,000        126,402
 #SingTel Optus Finance Property
   144A 8.125% 6/15/09 ...........................        145,000        166,351

                                                              Capital Reserves-5

DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
                                                     ------------   ------------
                                                       (U.S. $)       (U.S. $)
  CORPORATE BONDS (CONTINUED)
  TELECOMMUNICATIONS (CONTINUED)
  Sprint Capital
   4.78% 8/17/06 .................................   $     60,000   $     61,174
   6.375% 5/1/09 .................................         75,000         81,529
   8.375% 3/15/12 ................................        175,000        213,472
 #Telecom Italia Capital 144A 4.00% 1/15/10 ......         50,000         49,080
  Telefonica Europe 7.35% 9/15/05 ................         95,000         97,828
  Telefonos de Mexico 4.50% 11/19/08 .............        150,000        151,375
  Verizon Wireless 5.375% 12/15/06 ...............        175,000        181,348
  Vodafone Group 5.375% 1/30/15 ..................        120,000        124,948
                                                                    ------------
                                                                       1,636,948
                                                                    ------------
  TEXTILES, APPAREL & FURNITURE-0.17%
 #Jones Apparel 144A 4.25% 11/15/09 ............           45,000         44,891
                                                                    ------------
                                                                          44,891
                                                                    ------------
  UTILITIES-5.33%
 *Atmos Energy 2.465% 10/15/07 .................           55,000         55,023
  Boston Gas 8.87% 1/5/05 ........................        120,000        120,000
  Consolidated Edison 3.625% 8/1/08 ..............         45,000         44,617
  Detroit Edison 5.05% 10/1/05 ...................        135,000        137,087
  Dominion Resources 7.195% 9/15/14 ..............         55,000         63,667
  FPL Group Capital 4.086% 2/16/07 ...............        105,000        106,166
  National Rural Utilities
   Cooperative Finance 3.875% 2/15/08 ............        205,000        205,967
  Pacific Gas & Electric 3.60% 3/1/09 ............        115,000        113,199
 #Power Contract Financing 144A
   5.20% 2/1/06 ..................................        109,723        110,771
  Progress Energy 6.75% 3/1/06 ...................        185,000        192,019
  Southern Capital Funding 5.30% 2/1/07 ..........         25,000         26,153
 #TXU 144A 4.80% 11/15/09 ......................          125,000        125,358
  TXU Energy 7.00% 3/15/13 .......................         75,000         83,896
                                                                    ------------
                                                                       1,383,923
                                                                    ------------
  TOTAL CORPORATE BONDS
  (COST $10,963,853) ............................                     11,138,603
                                                                    ------------
  MUNICIPAL BONDS-2.13%
  California State
   5.00% 7/1/06 ..................................         95,000         98,911
   5.25% 7/1/13 ..................................        105,000        118,615
  Colorado Department of Transportation
   Revenue
   5.00% 12/15/12 (FGIC) .........................        120,000        133,619
   5.00% 12/15/13 (FGIC) .........................        180,000        200,718
                                                                    ------------
  TOTAL MUNICIPAL BONDS
  (COST $542,431) ................................                       551,863
                                                                    ------------

  NON-AGENCY ASSET-BACKED SECURITIES-11.66%
  American Express Credit Account
   Master Trust Series 2004-3 A
   4.35% 12/15/11 ................................         90,000         91,480
  Capital One Master Trust Series
   2002-4A A 4.90% 3/15/10 .......................        100,000        103,225
  Capital One Multi-Asset Execution Trust
   Series 2003-A6 A6 2.95% 8/17/09 ...............        120,000        119,162
   Series 2003-C2 C2 4.32% 4/15/09 ...............         55,000         55,557
  Chase Funding Mortgage Loan
   Asset-Backed Certificates 2002-3 1A6
  4.707% 9/25/13 .................................        155,000        157,289
 *Chase Issuance Trust 2004-A10 A10
   2.423% 7/15/10 ................................        240,000        240,075
  Citibank Credit Card Issuance Trust
   Series 2003-A7 A7 4.15% 7/7/17 ................         65,000         62,143
   Series 2004-A4 3.20% 8/24/09 ..................         60,000         59,429
  Countrywide Asset-Backed Certificates
   Series 2004-9 AF2 3.337% 9/25/23 ..............         65,000         64,526
 #Series 2004-BC1N Note 144A
   5.50% 4/25/35 .................................         27,946         27,911
   Series 2004-S1 A2 3.872% 3/25/20 .............          65,000         64,858
  Honda Automobile Receivables Owners
   Trust Series 2004-2 A4 3.81% 10/15/09 .........         75,000         75,361
  John Deere Owner Trust Series
   2004-A A4 3.02% 3/15/11 .......................        225,000        221,667
  MBNA Credit Card Master Note Trust
 *Series 1996-B A 2.663% 8/15/08 ...............          115,000        115,359
   Series 2001-A1 A1 5.75% 10/15/08 ..............        280,000        289,434
 *Merrill Lynch Mortgage Investors
   2004-WMC5 A2B2 2.768% 7/25/35 .................        110,000        110,002
  Mid-State Trust
   Series 11 A1 4.864% 7/15/38 ...................         44,982         44,095
   Series 2004-1 A 6.005% 8/15/37 ................          9,315          9,491
  NationsCredit Grantor Trust Series
   1997-1A 6.75% 8/15/13 .........................         64,278         65,116
  Navistar Financial Corporate Owner
   Trust Series 2002-B A4 3.52% 10/15/09 .........        195,000        195,807
 *Novastar Home Equity Loan Series
   2004-4 A2B 2.76% 3/25/35 ......................        105,000        105,027
  Onyx Acceptance Grantor Trust
   2002-C A4 4.07% 4/15/09 .......................        145,000        145,923
  Residential Asset Mortgage Products
   Series 2004-4 AF2 3.856% 2/25/35 ..............         70,000         70,000
   Series 2004-RZ2 AI3 4.30% 1/25/31 .............         60,000         60,433
  Residential Asset Securities
   Series 1999-KS1 AI8 6.32% 4/25/30 .............        181,241        183,717
   Series 1999-KS4 AI4 7.22% 6/25/28 .............         68,357         70,154
 #Sharp NIM Trust Series 2003-HE1N
   144A 6.90% 11/25/33 ...........................         21,562         21,627
  Structured Asset Securities Corporation
   Series 2001-SB1 A2 3.375% 8/25/31 .............         64,102         60,838
  WFS Financial Owner Trust
   Series 2002-1 A4A 4.87% 9/20/09 ...............         65,000         65,881
   Series 2002-2 A4 4.50% 2/20/10 ................         70,000         70,899
                                                                    ------------
  TOTAL NON-AGENCY ASSET-BACKED
   SECURITIES (COST $3,042,687) ..................                     3,026,486
                                                                    ------------
  NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS- 11.40%
  Bank of America Funding Series
   2004-3 2A2 5.00% 9/25/19 ......................         91,002         92,551
  Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33 .............        136,160        139,905
   Series 2004-2 1A1 6.00% 3/25/34 ...............        104,758        107,574
   Series 2004-11 1CB1 6.00% 12/25/34 ............         54,237         55,977
  Bank of America Mortgage Securities
  *Series 2003-D 1A2 3.428% 5/25/33 .............           9,307          9,297
  *Series 2003-I 2A4 3.828% 10/25/33 ............         165,000        164,429
  Series 2004-10 2A1 5.00% 12/25/19 .............         129,477        131,138
  *Series 2004-A 1A1 3.475% 2/25/34 .............          66,330         65,911
  *Series 2004-E 1A1 3.541% 6/25/34 .............          93,742         93,048
  *Series 2004-G 2A6 4.657% 8/25/34 .............          95,000         96,402
  *Series 2004-L 4A1 5.18% 1/25/35 ..............         130,000        131,560
  *Countrywide Home Loan Mortgage
    Pass Through Trust
    Series 2001-HYB2 3A1 5.452% 9/19/31 ..........         43,989         44,057

                                                              Capital Reserves-6

DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
                                                     ------------   ------------
                                                       (U.S. $)       (U.S. $)
  NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS (CONTINUED)
  Countrywide Home Loan Mortgage
   Pass Through Trust
   Series 2003-21 A1 4.14% 5/25/33 ...............   $     80,707   $     80,842
   Series 2003-56 3A7B 4.71% 12/25/33 ............        105,000        105,924
  Credit Suisse First Boston
   Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33 .............        122,577        127,285
   Series 2004-1 3A1 7.00% 2/25/34 ...............         26,059         27,059
 *Deutsche Mortgage Securities Series
   2004-4 1A2 4.01% 4/25/34 ......................         70,000         70,011
 *First Horizon Asset Securities Series
   2004-AR5 4A1 5.697% 10/25/34 ..................         86,244         88,641
 #GSMPS Mortgage Loan Trust Series
   1998-3 A 144A 7.75% 9/19/27 ...................         55,943         60,133
  GSR Mortgage Loan Trust Series
   2004-2F 9A1 6.00% 9/25/19 .....................        108,712        111,677
 *Master Adjustable Rate Mortgages
   Trust Series 2003-6 1A2 3.024% 12/25/33 .......        120,000        118,918
  Morgan Stanley Mortgage Loan Trust
   Series 2004-9 5A 5.00% 11/25/19 ...............         49,596         49,743
  Nomura Asset Acceptance
   Series 2004-AP1 A2 3.238% 3/25/34 .............        155,000        154,296
  *Series 2004-AP2 A2 4.099% 7/25/34 ............         80,000         79,921
  Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31 .............         82,879         85,631
  *Structured Adjustable Rate Mortgage
    Series 2004-18 5A 5.50% 12/25/34 ..............        59,583         60,625
  Structured Asset Securities Series
   2004-12H 1A 6.00% 5/25/34 .....................         65,279         66,829
  Washington Mutual
  *Series 2002-AR16 A 4.017% 12/25/32 ...........          63,851         63,973
   Series 2003-AR4 A7 3.95% 5/25/33 ..............         70,984         70,877
  *Series 2003-AR9 1A7 4.062% 9/25/33 ...........          35,545         35,275
 *Wells Fargo Mortgage Backed
  Securities Trust
  Series 2003-K 2A5 4.521% 11/25/33 .............         105,000        101,591
  Series 2003-M A1 4.742% 12/25/33 ..............         114,847        113,771
  Series 2004-DD 2A3 4.548% 1/25/35 .............          80,000         80,175
  Series 2004-I 1A1 3.395% 7/25/34 ..............          75,998         75,787
                                                                    ------------
  TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $2,963,948) .............................                     2,960,833
                                                                    ------------
  U.S. TREASURY OBLIGATIONS- 6.05%
  U.S. Treasury Inflation Index Notes
   0.875% 4/15/10 ................................        206,540        204,595
  =2.00% 1/15/14 .................................        356,378        368,963
   2.00% 7/15/14 .................................        258,208        266,479
   2.375% 1/15/25 ................................        101,258        108,311
   3.00% 7/15/12 .................................        185,773        207,362
   3.375% 1/15/07 ................................        126,494        134,009
  U.S. Treasury Note 4.25% 11/15/14 ..............        280,000        280,820
                                                                    ------------
  TOTAL U.S. TREASURY OBLIGATIONS
   (COST $1,559,098) .............................                     1,570,539
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES-97.42% (COST $25,146,409) .......   25,292,620
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.58% ............      669,687
                                                                   ------------
NET ASSETS APPLICABLE TO 2,612,118 SHARES OUTSTANDING-100.00% .... $ 25,962,307
                                                                   ============
NET ASSET VALUE-DELAWARE VIP CAPITAL RESERVES SERIES
 STANDARD CLASS ($25,955,611 / 2,611,441 SHARES) ................. $       9.94
                                                                   ============
NET ASSET VALUE-DELAWARE VIP CAPITAL RESERVES SERIES SERVICE
 CLASS ($6,696 / 676.5 SHARES) ................................... $       9.90
                                                                   ============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:
Shares of beneficial interest (unlimited authorization-no par) ... $ 27,208,661
Undistributed net investment income ..............................        4,033
Accumulated net realized loss on investments .....................   (1,401,872)
Net unrealized appreciation of investments .......................      151,485
                                                                   ------------
Total net assets ................................................. $ 25,962,307
                                                                   ============

----------
#Security exempt from registration under Rule 144A of the Securities Act of
  1933. See Note #10 in "Notes to Financial Statements."
*Variable rate notes. The interest rate shown is the rate as of December 31,
  2004.
=Fully or partially pledged as collateral for financial futures contracts.

ARM - Adjustable Rate Mortgage
FHA/VA - Federal Housing Administration Veterans Administration
FGIC - Insured by the Financial Guaranty Insurance Company
GNMA - Government National Mortgage Association
NIM - Net Interest Margin
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
yr - Year

FUTURES CONTRACTS(1)
The following futures contracts were outstanding at December 31, 2004:

         CONTRACTS                    NOTIONAL          NOTIONAL                           UNREALIZED
       TO BUY (SELL)              COST (PROCEEDS)        VALUE        EXPIRATION DATE     APPRECIATION
------------------------------    ---------------   ---------------   ---------------   ---------------
6 U.S. Treasury 10 year notes     $       670,312   $       671,625        3/05         $         1,313
(16) U.S. Treasury 2 year notes        (3,356,396)       (3,353,500)       3/05                   2,896
2 U.S. Treasury long bond                 223,935           225,000        3/05                   1,065
                                                                                        ---------------
                                                                                        $         5,274
                                                                                        ===============

(1)See Note # 7 in "Notes to Financial Statements."

                             See accompanying notes

                                                              Capital Reserves-7

DELAWARE VIP TRUST-
DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2004

INVESTMENT INCOME:
Interest ...............................................   $  1,240,981
                                                           ------------
EXPENSES:
Management fees ........................................        148,178
Accounting and administration expenses .................         10,693
Pricing fees ...........................................          7,002
Custodian fees .........................................          5,161
Legal and professional fees ............................          3,536
Reports and statements to shareholders .................          3,099
Dividend disbursing and transfer agent fees and
 expenses ..............................................          2,904
Trustees' fees .........................................          1,485
Registration fees ......................................             60
Distribution expenses - Service Class ..................             19
Other ..................................................          1,373
                                                           ------------
                                                                183,510
Less waiver of distribution expenses - Service Class ...             (4)
Less expense paid indirectly ...........................           (403)
                                                           ------------
Total expenses .........................................        183,103
                                                           ------------
NET INVESTMENT INCOME ..................................      1,057,878
                                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss) on:
 Investments ...........................................        411,532
 Futures contracts .....................................        (54,954)
 Options written .......................................          2,276
 Swap agreements .......................................         25,523
                                                           ------------
Net realized gain ......................................        384,377
Net change in unrealized appreciation/depreciation of
 investments ...........................................       (373,651)
                                                           ------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS ...........................................         10,726
                                                           ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ............................................   $  1,068,604
                                                           ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP CAPIAL RESERVES SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                           YEAR ENDED
                                                  ---------------------------
                                                    12/31/04       12/31/03
                                                  ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income .........................   $  1,057,878   $  1,297,681
Net realized gain on investments ..............        384,377      1,065,210
Net change in unrealized appreciation/
 depreciation of investments ..................       (373,651)      (658,121)
                                                  ------------   ------------
Net increase in net assets resulting from
 operations ...................................      1,068,604      1,704,770
                                                  ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class ...............................     (1,305,428)    (1,552,350)
 Service Class ................................           (275)          (244)
                                                  ------------   ------------
                                                    (1,305,703)    (1,552,594)
                                                  ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ...............................      1,525,636      4,268,145
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
 Standard Class ...............................      1,317,012      1,550,038
 Service Class ................................            276            242
                                                  ------------   ------------
                                                     2,842,924      5,818,425
                                                  ------------   ------------
Cost of shares repurchased:
 Standard Class ...............................    (10,727,189)   (14,590,488)
                                                  ------------   ------------
Decrease in net assets derived from
 capital share transactions ...................     (7,884,265)    (8,772,063)
                                                  ------------   ------------
NET DECREASE IN NET ASSETS ....................     (8,121,364)    (8,619,887)
NET ASSETS:
Beginning of year .............................     34,083,671     42,703,558
                                                  ------------   ------------
End of year (including undistributed
 net investment income of $4,033 and
 $3,044, respectively) ........................   $ 25,962,307   $ 34,083,671
                                                  ============   ============

                             See accompanying notes

                                                              Capital Reserves-8

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                     DELAWARE VIP CAPITAL RESERVES SERIES STANDARD CLASS
                                                                                         YEAR ENDED
                                                             -------------------------------------------------------------------
                                                              12/31/04      12/31/03      12/31/02     12/31/01(1)    12/31/00
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period .....................   $    10.020   $     9.970   $     9.750   $     9.530   $     9.360
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ....................................         0.356         0.329         0.419         0.533         0.590
Net realized and unrealized gain on investments ..........         0.004         0.125         0.253         0.239         0.170
                                                             -----------   -----------   -----------   -----------   -----------
Total from investment operations .........................         0.360         0.454         0.672         0.772         0.760
                                                             -----------   -----------   -----------   -----------   -----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................        (0.440)       (0.404)       (0.452)       (0.552)       (0.590)
                                                             -----------   -----------   -----------   -----------   -----------
Total dividends and distributions ........................        (0.440)       (0.404)       (0.452)       (0.552)       (0.590)
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, end of period ...........................   $     9.940   $    10.020   $     9.970   $     9.750   $     9.530
                                                             ===========   ===========   ===========   ===========   ===========
Total return(2)...........................................          3.66%         4.63%         7.09%         8.27%         8.46%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $    25,955   $    34,077   $    42,698   $    30,996   $    27,813
Ratio of expenses to average net assets ..................          0.62%         0.63%         0.62%         0.58%         0.63%
Ratio of net investment income to average net assets .....          3.57%         3.36%         4.21%         5.46%         6.34%
Portfolio turnover .......................................           252%          438%          427%          290%          177%

----------
(1)As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.019, an increase in net realized and unrealized gain
   (loss) per share of $0.019, and a decrease in the ratio of net investment income to average net assets of 0.20%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                              Capital Reserves-9

DELAWARE VIP CAPITAL RESERVES SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                      DELAWARE VIP CAPITAL RESERVES SERIES SERVICE CLASS
                                                             -------------------------------------------------------------------
                                                                                   YEAR ENDED                         5/1/00(2)
                                                             -----------------------------------------------------       TO
                                                              12/31/04      12/31/03      12/31/02     12/31/01(1)    12/31/00
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period .....................   $    10.000   $     9.970   $     9.760   $     9.530   $     9.210

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ....................................         0.333         0.308         0.406         0.519         0.389
Net realized and unrealized gain (loss) on investments ...        (0.017)        0.105         0.243         0.249         0.320
                                                             -----------   -----------   -----------   -----------   -----------
Total from investment operations .........................         0.316         0.413         0.649         0.768         0.709
                                                             -----------   -----------   -----------   -----------   -----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................        (0.416)       (0.383)       (0.439)       (0.538)       (0.389)
                                                             -----------   -----------   -----------   -----------   -----------
Total dividends and distributions ........................        (0.416)       (0.383)       (0.439)       (0.538)       (0.389)
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, end of period ...........................   $     9.900   $    10.000   $     9.970   $     9.760   $     9.530
                                                             ===========   ===========   ===========   ===========   ===========
Total return(3)...........................................          3.23%         4.21%         6.84%         8.23%         7.88%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $         7   $         6   $         6   $         6   $         5
Ratio of expenses to average net assets ..................          0.87%         0.85%         0.77%         0.73%         0.73%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .................          0.92%         0.88%         0.77%         0.73%         0.73%
Ratio of net investment income to average net assets .....          3.32%         3.14%         4.06%         5.31%         6.25%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ......          3.27%         3.11%         4.06%         5.31%         6.25%
Portfolio turnover .......................................           252%          438%          427%          290%          177%

----------
(1)As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.019, an increase in net realized and unrealized gain
   (loss) per share of $0.019, and a decrease in the ratio of net investment income to average net assets of 0.20%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

                             See accompanying notes

                                                             Capital Reserves-10

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (formerly Delaware VIP Large Cap Value Series). These financial statements and the related notes pertain to Delaware VIP Capital Reserves Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a high, stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income and common expenses are allocated to the various classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2004 were approximately $403. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the year ended December 31, 2004.

                                                             Capital Reserves-11

DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2004, the Series had liabilities payable to affiliates as follows:

                                     DIVIDEND DISBURSING,           OTHER
                 INVESTMENT             TRANSFER AGENT,            EXPENSES
                 MANAGEMENT      ACCOUNTING AND ADMINISTRATION      PAYABLE
               FEE PAYABLE TO       FEES AND OTHER EXPENSES       TO DMC AND
                    DMC                 PAYABLE TO DSC            AFFILIATES*
               --------------    -----------------------------    -----------
                 $   11,058                $     927               $   2,399

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2004, the Series was charged $557 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the year ended December 31, 2004, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities ........   $ 39,364,513
Purchases of U.S. government securities ................     35,243,728
Sales other than U.S. government securities ............     45,796,684
Sales of U.S. government securities ....................     37,127,403

At December 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                               AGGREGATE      AGGREGATE
                 COST OF       UNREALIZED     UNREALIZED    NET UNREALIZED
               INVESTMENTS    APPRECIATION   DEPRECIATION    DEPRECIATION
               ------------   ------------   ------------   --------------
               $ 25,300,597   $    162,976   $   (170,953)  $       (7,977)

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                                YEAR           YEAR
                               ENDED          ENDED
                              12/31/04       12/31/03
                            ------------   ------------
Ordinary income .........   $  1,305,703   $  1,552,594

As of December 31, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest .................   $ 27,208,661
Undistributed ordinary income .................          4,033
Post-October losses ...........................        (27,481)
Capital loss carryforwards ....................     (1,214,929)
Unrealized depreciation of investments ........         (7,977)
                                                  ------------
Net assets ....................................   $ 25,962,307
                                                  ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts and tax treatment of market discount and premium on debt instruments.

                                                             Capital Reserves-12

DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

Post-October losses represent losses realized on investment transactions from November 1, 2004 through December 31, 2004 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2004, the Series recorded the following reclassifications. Reclassifications are primarily due to tax treatment of paydown gains (losses) of mortgage- and asset-backed securities and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                      UNDISTRIBUTED       ACCUMULATED
                           NET           NET REALIZED
                    INVESTMENT INCOME     GAIN (LOSS)
                    -----------------    ------------
                        $ 248,814         $ (248,814)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $217,226 was utilized in 2004. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $1,132,035 expires in 2008 and $82,894 expires in 2010.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                     YEAR          YEAR
                                                     ENDED         ENDED
                                                   12/31/04      12/31/03
                                                  ----------    ----------
Shares sold:
   Standard Class .............................      153,311       424,832

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class .............................      131,957       154,918
   Service Class ..............................           28            24
                                                  ----------    ----------
                                                     285,296       579,774
                                                  ----------    ----------
Shares repurchased:
   Standard Class .............................   (1,076,090)   (1,459,197)
                                                  ----------    ----------
Net decrease ..................................     (790,794)     (879,423)
                                                  ===========   ==========

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2004, or at any time during the year.

7. FUTURES CONTRACTS

The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented in the Statement of Net Assets represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

                                                             Capital Reserves-13

DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. OPTIONS WRITTEN

During the year ended December 31, 2004, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the year ended December 31, 2004 for the Series, were as follows:

                                                        NUMBER
                                                     OF CONTRACTS   PREMIUMS
                                                     ------------   ---------
Options outstanding at December 31, 2003 ....                  60   $  23,017
Options written .............................                 134      58,269
Options terminated in closing
   purchase transactions ....................                (194)    (81,286)
                                                     ------------   ---------
Options outstanding at December 31, 2004 ....                   -   $       -
                                                     ============   =========

9. SWAP AGREEMENTS

During the year ended December 31, 2004, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

No total return swap agreements were outstanding at December 31, 2004.

10. CREDIT AND MARKET RISK

The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Statement of Net Assets.

11. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

12. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2004, the Series designates distributions paid during the year as follows:

                    (A)            (B)
                 LONG-TERM       ORDINARY
               CAPITAL GAINS      INCOME           TOTAL
               DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTION
                (TAX BASIS)     (TAX BASIS)     (TAX BASIS)
               -------------   -------------   ------------
                     -              100%            100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.

                                                             Capital Reserves-14

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Capital Reserve Series

We have audited the accompanying statement of net assets of the Delaware VIP Capital Reserve Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Capital Reserve Series of Delaware VIP Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 9, 2005


The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                             Capital Reserves-15

DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                             NUMBER OF               OTHER
                                                                   PRINCIPAL            PORTFOLIOS IN FUND       DIRECTORSHIPS
       NAME,                  POSITION(S)        LENGTH           OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                  HELD WITH        OF TIME              DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE                FUND(S)          SERVED           PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)          Chairman,       5 Years -       Since August 2000,                75                   None
  2005 Market Street       President, Chief    Executive  Mr. Driscoll has served in
   Philadelphia, PA            Executive        Officer   various executive capacities
        19103                   Officer        2 Years -     at different times at
                                  and           Trustee      Delaware Investments(1)
    March 10, 1963             Trustee(4)
                                                            Senior Vice President and
                                                            Director of Fixed-Income
                                                            Process - Conseco Capital
                                                                    Management
                                                            (June 1998 - August 2000)

INDEPENDENT TRUSTEES

   WALTER P. BABICH             Trustee        17 Years         Board Chairman -                 92                   None
  2005 Market Street                                          Citadel Construction
   Philadelphia, PA                                       Corporation (1989 - Present)
        19103

   October 1, 1927

    JOHN H. DURHAM              Trustee            26           Private Investor                 92             Trustee and Audit
  2005 Market Street                            Years(3)                                                       Committee Member -
   Philadelphia, PA                                                                                             Abington Memorial
       19103                                                                                                         Hospital

                                                                                                               President/Director -
    August 7, 1937                                                                                              22 WR Corporation

     JOHN A. FRY               Trustee(4)       4 Years            President -                   75                 Director -
  2005 Market Street                                      Franklin & Marshall College                           Community Health
   Philadelphia, PA                                          (June 2002 - Present)                                   Systems
       19103

                                                           Executive Vice President -
   May 28, 1960                                            University of Pennsylvania
                                                            (April 1995 - June 2002)

   ANTHONY D. KNERR             Trustee        12 Years   Founder/Managing Director -            92                   None
  2005 Market Street                                       Anthony Knerr & Associates
   Philadelphia, PA                                          (Strategic Consulting)
        19103                                                   (1990 - Present)

   December 7, 1938

     ANN R. LEVEN               Trustee        16 Years      Treasurer/Chief Fiscal              92             Director and Audit
  2005 Market Street                                      Officer - National Gallery                         Committee Chairperson -
   Philadelphia, PA                                            of Art (1994 - 1999)                          Andy Warhol Foundation
        19103

                                                                                                                Director and Audit
   November 1, 1940                                                                                             Committee Member -
                                                                                                                   Systemax Inc.

                                                             Capital Reserves-16

                                                                                             NUMBER OF               OTHER
                                                                   PRINCIPAL            PORTFOLIOS IN FUND       DIRECTORSHIPS
       NAME,                  POSITION(S)        LENGTH           OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                  HELD WITH        OF TIME              DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE                FUND(S)          SERVED           PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
 INDEPENDENT TRUSTEES
 (CONTINUED)

   THOMAS F. MADISON            Trustee        11 Years          President/Chief                 92                 Director -
  2005 Market Street                                           Executive Officer -                                Banner Health
   Philadelphia, PA                                            MLM Partners, Inc.
        19103                                              (Small Business Investing                            Director and Audit
                                                                 and Consulting)                                Committee Member -
   February 25, 1936                                        (January 1993 - Present)                           Center Point Energy

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Digital River Inc.

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Rimage Corporation

                                                                                                                Director - Valmont
                                                                                                                 Industries, Inc.

   JANET L. YEOMANS             Trustee         6 Years     Vice President/Mergers &             92                   None
  2005 Market Street                                            Acquisitions - 3M
  Philadelphia, PA                                                  Corporation
        19103                                               (January 2003 - Present)
                                                              Ms. Yeomans has held
     July 31, 1948                                        various management positions
                                                                at 3M Corporation
                                                                   since 1983.

OFFICERS

  JOSEPH H. HASTINGS           Executive        1 Year     Mr. Hastings has served in            92                  None(5)
  2005 Market Street         Vice President               various executive capacities
   Philadelphia, PA               and                         at different times at
         19103              Chief Financial                   Delaware Investments.
                                Officer

   December 19, 1949

   RICHELLE S. MAESTRO       Executive Vice     2 Years     Ms. Maestro has served in            92                  None(5)
   2005 Market Street       President, Chief              various executive capacities
    Philadelphia, PA       Legal Officer and                  at different times at
         19103                 Secretary                      Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF          Senior Vice       8 Years     Mr. Bishof has served in             92                  None(5)
  2005 Market Street         President and                various executive capacities
   Philadelphia, PA            Treasurer                      at different times at
        19103                                                 Delaware Investments.

    August 18, 1962

----------
(1)Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2)Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3)Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4)Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5)Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                             Capital Reserves-17

DELAWARE VIP TRUST - DELAWARE VIP CASH RESERVE SERIES

PORTFOLIO SNAPSHOT

        Delaware VIP Cash Reserve Series returned +0.87% (Standard Class shares with distributions reinvested) for the fiscal year ended December 31, 2004. For comparison, the U.S. consumer price index (CPI) rose +3.3% during the same time period (source: Lipper Inc.). The Series' average days to maturity have been kept on the short side to position the portfolio to take advantage as the Federal Reserve moves to raise short-term interest rates. The Series' yield increased during the period as maturing investments were redeployed into high-yielding instruments.

INVESTMENT OUTLOOK

        The Federal Reserve continued with its effort to raise short-term interest rates to a more neutral level, a level that prevents inflation from accelerating without stifling growth in the U.S. economy. The Fed's open market committee raised the federal funds target by 25 basis points (or 0.25%) on five occasions during the 12-month period, raising it from 1.00% as of June 30, 2004 to 2.25% as of December 14, 2004. Despite the 1.25% increase, we believe that short-term rates are still at an accommodative level. Higher prices for raw materials, high oil prices, an improved jobs market, and a weaker U.S. dollar all increased inflation concerns in 2004. Market consensus has the Fed continuing to push rates higher in 2005.

Performance of a $10,000 Investment


                        Delaware VIP
                     Cash Reserve Series                Consumer Price
                   (Standard Class Shares)                  Index
                    ---------------------               --------------
     12/31/1994            $10,000                         $10,000
     12/31/1995            $10,548                         $10,253
     12/31/1996            $11,068                         $10,594
     12/31/1997            $11,633                         $10,775
     12/31/1998            $12,210                         $10,948
     12/31/1999            $12,795                         $11,242
     12/31/2000            $13,561                         $11,623
     12/31/2001            $14,106                         $11,803
     12/31/2002            $14,286                         $12,270
     12/31/2003            $14,375                         $12,514
     12/31/2004            $14,501                         $12,752

                        DELAWARE VIP CASH RESERVE SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                STANDARD CLASS     SERVICE CLASS
                    SHARES*           SHARES**
                --------------     -------------
LIFETIME            +4.39%            +2.10%
10 YEARS            +3.79%               --
FIVE YEARS          +2.51%               --
ONE YEAR            +0.87%            +0.60%

                     For the periods ended December 31, 2004

 *Commenced operations on July 28, 1988.
**Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in the Delaware VIP Cash Reserve Series Standard Class shares and the U.S. Consumer Price Index for the 10-year period from December 31, 1994 through December 31, 2004. All distributions were reinvested. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money by investing in the Series. Returns plotted on the chart were as of the last day of each month shown. The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for the Delaware VIP Cash Reserve Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus.

                                                                  Cash Reserve-1

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2004 to December 31, 2004

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                               EXPENSES
                                    BEGINNING      ENDING                    PAID DURING
                                     ACCOUNT      ACCOUNT      ANNUALIZED      PERIOD
                                     VALUE         VALUE         EXPENSE      7/1/04 TO
                                     7/1/04       12/31/04       RATIOS       12/31/04*
                                   ----------    ----------    ----------    -----------
ACTUAL SERIES RETURN
Standard Class                     $ 1,000.00    $ 1,006.10          0.54%   $      2.72
Service Class                        1,000.00      1,004.80          0.79%          3.98

HYPOTHETICAL 5% RETURN
 (5% RETURN BEFORE EXPENSES)
Standard Class                     $ 1,000.00    $ 1,022.42          0.54%   $      2.75
Service Class                        1,000.00      1,021.17          0.79%          4.01

*"Expenses paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                  Cash Reserve-2

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
SECTOR ALLOCATIONS
As of December 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                           PERCENTAGE
SECTOR                                   OF NET ASSETS
-----------------------------------      -------------
COMMERCIAL PAPER                                 92.55%
Financial Services                               66.13%
Mortgage Bankers & Brokers                       26.42%
CERTIFICATES OF DEPOSIT                           6.70%
REPURCHASE AGREEMENTS                             0.01%
TOTAL MARKET VALUE OF SECURITIES                 99.26%
RECEIVABLES AND OTHER ASSETS NET OF               0.74%
 LIABILITIES
TOTAL NET ASSETS                                100.00%

                                                                  Cash Reserve-3

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
STATEMENT OF NET ASSETS
December 31, 2004

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                     ------------   ------------
*COMMERCIAL PAPER-92.55%
 FINANCIAL SERVICES-66.13%
 Allianz Finance 2.33% 1/10/05 ...................   $    800,000   $    799,534
>Amstel Funding
  2.28% 1/18/05 ..................................        471,000        470,493
  2.37% 3/29/05 ..................................        250,000        248,568
>Aquinas Funding 1.99% 1/11/05 ...................      1,000,000        999,447
>Barton Capital 2.15% 1/5/05 .....................      1,000,000        999,761
 CBA (Delaware) Finance 2.35% 1/5/05 .............        800,000        799,791
>Ciesco LLC 2.35% 2/9/05 .........................      1,000,000        997,454
 Danske 2.28% 1/18/05 ............................        815,000        814,123
>Eiffel Funding
  2.26% 1/4/05 ...................................      1,000,000        999,812
  2.30% 1/10/05 ..................................        250,000        249,856
>Fleet Funding 2.26% 1/11/05 .....................      1,000,000        999,372
>Fountain Square 2.14% 2/24/05 ...................        500,000        498,395
>Moat Funding 1.97% 1/4/05 .......................      1,000,000        999,836
 Nationwide Life Insurance 2.33% 2/15/05 .........      1,014,000      1,011,050
>Sheffield Receivables 2.34% 1/13/05 .............      1,000,000        999,220
>Sigma Finance 2.00% 1/13/05 .....................        750,000        749,501
>Starbird Funding
  2.12% 3/9/05 ...................................      1,000,000        996,054
  2.29% 1/3/05 ...................................        250,000        249,968
>Steamboat Funding 2.34% 1/6/05 ..................      1,250,000      1,249,594
>Surrey Funding 2.29% 2/2/05 .....................        250,000        249,491
 Swiss RE Financial Products
  2.12% 3/21/05 ..................................      1,000,000        995,348
>Three Pillars Funding 2.35% 1/18/05 .............      1,103,000      1,101,778
 UBS Finance Delaware 2.23% 1/3/05 ...............      1,255,000      1,254,845
>WAL-MART Funding 2.37% 1/20/05 ..................      1,000,000        998,749
                                                                    ------------
                                                                      19,732,040
                                                                    ------------
MORTGAGE BANKERS & BROKERS-26.42%
ANZ Delaware 2.33% 1/21/05 ......................       1,000,000        998,706
Credit Suisse First Boston 2.34% 1/19/05                  640,000        639,251
 Goldman Sachs 2.33% 1/18/05 ....................      1,000,000         998,900
 HBOS Treasury Services 2.33% 1/24/05 ...........      1,000,000         998,511
 ING Funding LLC 2.32% 1/19/05 ..................      1,000,000         998,840
 KFW International Finance 2.24% 1/6/05 .........      1,250,000       1,249,611
 Morgan Stanley 2.32% 1/18/05 ...................      1,000,000         998,904
 Westpac Trust 1.98% 1/10/05 ....................      1,000,000         999,504
                                                                    ------------
                                                                       7,882,227
                                                                    ------------
 TOTAL COMMERCIAL PAPER  (COST $27,614,267) .....                     27,614,267
                                                                    ------------
 CERTIFICATES OF DEPOSIT-6.70%
 First Tennessee Bank 2.33% 2/7/05 ..............      1,000,000       1,000,000
 Washington Mutual Bank 2.34% 2/2/05 ............      1,000,000       1,000,000
                                                                    ------------
 TOTAL CERTIFICATES OF DEPOSIT
  (COST $2,000,000) .............................                      2,000,000
                                                                    ------------
 REPURCHASE AGREEMENTS-0.01%
 With BNP Paribas 1.55% 1/3/05
  (dated 12/31/04, to be repurchased at $1,088,
  collateralized by $1,118 U.S. Treasury
 Bills due 4/28/05, market value $1,110) ........          1,088           1,088
 With UBS Warburg 1.55% 1/3/05
  (dated 12/31/04, to be repurchased at $912,
  collateralized by $912 U.S. Treasury Bills
  due 4/28/05, market value $905 and $25
 U.S. Treasury Notes 6.75% due 5/15/05,
  market value $26) .............................            912             912
                                                                    ------------
 TOTAL REPURCHASE AGREEMENTS (COST $2,000) ......                          2,000
                                                                    ------------
TOTAL MARKET VALUE OF SECURITIES-99.26%
 (COST $29,616,267)# ............................                     29,616,267
RECEIVABLES AND OTHER ASSETS NET OF
 LIABILITIES-0.74% ..............................                        219,674
                                                                    ------------
NET ASSETS APPLICABLE TO 29,835,941 SHARES
OUTSTANDING-100.00% .............................                   $ 29,835,941
                                                                    ============
NET ASSET VALUE-DELAWARE VIP CASH RESERVE SERIES
 STANDARD CLASS ($29,830,435 / 29,830,435 SHARES)                   $       1.00
                                                                    ============
NET ASSET VALUE-DELAWARE VIP CASH RESERVE SERIES
SERVICE CLASS ($5,506 / 5,506 SHARES) ...........                   $       1.00
                                                                    ============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:
Shares of beneficial interest
 (unlimited authorization-no par) ...............                   $ 29,889,339
Accumulated net realized loss on investments ....                        (53,398)
                                                                    ------------
Total net assets ................................                   $ 29,835,941
                                                                    ============

----------
*  The interest rate shown is the yield at the time of purchase.
>  Asset-backed Commercial Paper.
#  Also the cost for federal income tax purposes.

                             See accompanying notes

                                                                  Cash Reserve-4

DELAWARE VIP TRUST-
DELAWARE VIP CASH RESERVE SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2004

INVESTMENT INCOME:
Interest .......................................................   $    493,718
                                                                   ------------
EXPENSES:
Management fees ................................................        162,526
Accounting and administration expenses .........................         12,792
Custodian fees .................................................          7,539
Reports and statements to shareholders .........................          4,478
Dividend disbursing and transfer agent fees and expenses .......          3,522
Legal and professional fees ....................................          2,668
Trustees' fees .................................................          1,742
Pricing fees ...................................................          1,739
Distribution expenses - Service Class ..........................             18
Other ..........................................................            139
                                                                   ------------
                                                                        197,163
Less waiver of distribution expenses - Service Class                         (3)
Less expense paid indirectly ...................................           (279)
                                                                   ------------
Total expenses .................................................        196,881
                                                                   ------------
NET INVESTMENT INCOME ..........................................        296,837
                                                                   ------------
NET REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ...............................            108
Net increase from payments by affiliates* ......................         53,398
                                                                   ------------
NET REALIZED GAIN ON INVESTMENTS ...............................         53,506
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ...............................................   $    350,343
                                                                    ============

*See Note #2 in "Notes to Financial Statements."

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP CASH RESERVE SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                            YEAR ENDED
                                                    ---------------------------
                                                      12/31/04       12/31/03
                                                    ------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income ...........................   $    296,837   $    273,367
Net realized gain on investments ................         53,506            942
                                                    ------------   ------------
Net increase in net assets resulting
 from operations ................................        350,343        274,309
                                                    ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Standard Class ................................       (296,804)      (278,357)
  Service Class .................................            (33)           (22)
                                                    ------------   ------------
                                                        (296,837)      (278,379)
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
Proceeds from shares sold:
  Standard Class ................................      8,766,737     38,602,400
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
  Standard Class ................................       289,054        286,364
  Service Class .................................            31             23
                                                    ------------   ------------
                                                       9,055,822     38,888,787
                                                    ------------   ------------
Cost of shares repurchased:
  Standard Class ................................    (22,026,699)   (45,946,199)
                                                    ------------   ------------
Decrease in net assets derived from capital share
 transactions ...................................    (12,970,877)    (7,057,412)
                                                    ------------   ------------
NET DECREASE IN NET ASSETS ......................    (12,917,371)    (7,061,482)
NET ASSETS:
Beginning of year ...............................     42,753,312     49,814,794
                                                    ------------   ------------
End of year (there was no undistributed net
 investment income at either year end) ..........   $ 29,835,941   $ 42,753,312
                                                     ============   ============

                             See accompanying notes

                                                                  Cash Reserve-5

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                    DELAWARE VIP CASH RESERVE SERIES STANDARD CLASS
                                                                                       YEAR ENDED
                                                             ---------------------------------------------------------------
                                                             12/31/04(3)   12/31/03    12/31/02(1)  12/31/01(1)  12/31/00(1)
                                                             ----------   ----------   ----------   ----------   -----------
Net asset value, beginning of period .....................   $    1.000   $    1.000   $    1.000   $    1.000    $    1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ....................................        0.009        0.006        0.013        0.038         0.058
                                                             ----------   ----------   ----------   ----------    ----------
Total from investment operations .........................        0.009        0.006        0.013        0.038         0.058
                                                             ----------   ----------   ----------   ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................       (0.009)      (0.006)      (0.013)      (0.038)       (0.058)
                                                             ----------   ----------   ----------   ----------    ----------
Total dividends and distributions ........................       (0.009)      (0.006)      (0.013)      (0.038)       (0.058)
                                                             ----------   ----------   ----------   ----------    ----------
Net asset value, end of period ...........................   $    1.000   $    1.000   $    1.000   $    1.000    $    1.000
                                                             ==========   ==========   ==========   ==========    ==========
Total return(2)............................................        0.87%        0.61%        1.26%        3.90%         6.01%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $   29,831   $   42,748   $   49,809   $   43,421    $   49,261
Ratio of expenses to average net assets ..................         0.55%        0.58%        0.59%        0.60%         0.63%
Ratio of net investment income to average net assets .....         0.82%        0.60%        1.26%        3.78%         5.84%

----------
(1)Effective December 20, 2002, the Series declared a 10 for 1 share split. Per share data for periods prior to this date have been restated to reflect this share split.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
(3)On June 10, 2004, DMC voluntarily made a capital contribution of $0.001 per share to the Series in order to eliminate the potential deviation in the Series' net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no impact on the Series' total return. (See Note #2 in "Notes to Financial Statements")

                             See accompanying notes

                                                                  Cash Reserve-6

DELAWARE VIP CASH RESERVE SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                     DELAWARE VIP CASH RESERVE SERIES SERVICE CLASS
                                                                                       YEAR ENDED
                                                             ----------------------------------------------------------------
                                                                                                                   5/1/00(2)
                                                                                                                      TO
                                                             12/31/04(4)   12/31/03    12/31/02(1)  12/31/01(1)   12/31/00(1)
                                                             -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of period .....................   $     1.000   $    1.000   $    1.000   $    1.000    $    1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ....................................         0.006        0.004        0.011        0.037         0.039
                                                             -----------   ----------   ----------   ----------    ----------
Total from investment operations .........................         0.006        0.004        0.011        0.037         0.039
                                                             -----------   ----------   ----------   ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................        (0.006)      (0.004)      (0.011)      (0.037)       (0.039)
                                                             -----------   ----------   ----------   ----------    ----------
Total dividends and distributions ........................        (0.006)      (0.004)      (0.011)      (0.037)       (0.039)
                                                             -----------   ----------   ----------   ----------    ----------
Net asset value, end of period ...........................   $     1.000   $    1.000   $    1.000   $    1.000    $    1.000
                                                             ===========   ==========   ==========   ==========    ==========
Total return(3) ..........................................          0.60%        0.40%        1.13%        3.75%         4.01%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $         5   $        5   $        5   $        5    $        5
Ratio of expenses to average net assets ..................          0.80%        0.80%        0.74%        0.75%         0.79%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .................          0.85%        0.83%        0.74%        0.75%         0.79%
Ratio of net investment income to average net assets .....          0.57%        0.38%        1.11%        3.63%         5.90%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ......          0.52%        0.35%        1.11%        3.63%         5.90%

----------
(1)Effective December 20, 2002, the Series declared a 10 for 1 share split. Per share data for periods prior to this date have been restated to reflect this share split.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.
(4)On June 10, 2004, DMC voluntarily made a capital contribution of $0.001 per share to the Series in order to eliminate the potential deviation in the Series' net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no impact on the Series' total return. (See Note #2 in "Notes to Financial Statements")

                             See accompanying notes

                                                                  Cash Reserve-7

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (formerly Delaware VIP Large Cap Value Series). These financial statements and the related notes pertain to Delaware VIP Cash Reserve Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $1 per share.

1.  SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2004 were approximately $279. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the year ended December 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

                                                                  Cash Reserve-8

DELAWARE VIP CASH RESERVE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

On June 10, 2004, DMC voluntarily made a capital contribution of $53,398 ($0.001 per share) to the Series in order to eliminate the potential deviation in the Series' net asset value of $1.00 per share caused by accumulated net realized losses.

At December 31, 2004, the Series had liabilities payable to affiliates as follows:

                              DIVIDEND DISBURSING,             OTHER
          INVESTMENT             TRANSFER AGENT,              EXPENSES
          MANAGEMENT      ACCOUNTING AND ADMINISTRATION       PAYABLE
        FEE PAYABLE TO       FEES AND OTHER EXPENSES           TO DMC
             DMC                 PAYABLE TO DSC            AND AFFILIATES*
        --------------    -----------------------------    --------------
        $       11,541              $   1,076              $        1,267

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2004, the Series was charged $707 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3.  DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principals. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                                                 YEAR          YEAR
                                                ENDED         ENDED
                                               12/31/04      12/31/03
                                              ----------    ----------
Ordinary income ..........................    $  296,837    $  278,379

As of December 31, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ............    $ 29,889,339
Capital loss carryforwards ...............         (53,398)
                                              ------------
Net assets ...............................    $ 29,835,941
                                              ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $108 was utilized in 2004. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $53,398 expires in 2010.

                                                                  Cash Reserve-9

DELAWARE VIP CASH RESERVE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  CREDIT AND MARKET RISKS

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

5.  CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

6.  TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2004, the Series designates distributions paid during the year as follows:

             (A)               (B)
          LONG-TERM         ORDINARY
        CAPITAL GAINS        INCOME            TOTAL
        DISTRIBUTIONS     DISTRIBUTIONS     DISTRIBUTION
         (TAX BASIS)       (TAX BASIS)       (TAX BASIS)
        -------------     -------------     -------------
              -                100%              100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.

                                                                 Cash Reserve-10

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Cash Reserve Series

We have audited the accompanying statement of net assets of the Delaware VIP Cash Reserve Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Cash Reserve Series of Delaware VIP Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania                                /s/ Ernest & Young LLP
February 9, 2005


The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                 Cash Reserve-11

DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                             NUMBER OF               OTHER
                                                                   PRINCIPAL            PORTFOLIOS IN FUND       DIRECTORSHIPS
       NAME,                  POSITION(S)        LENGTH           OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                  HELD WITH        OF TIME              DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE                FUND(S)          SERVED           PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)          Chairman,      5 Years -       Since August 2000,                75                   None
   2005 Market Street       President, Chief   Executive   Mr. Driscoll has served in
    Philadelphia, PA            Executive       Officer   various executive capacities
          19103                  Officer       2 Years -      at different times at
                                   and          Trustee      Delaware Investments(1)
     March 10, 1963            Trustee(4)
                                                            Senior Vice President and
                                                             Director of Fixed-Income
                                                            Process - Conseco Capital
                                                                   Management
                                                            (June 1998 - August 2000)

INDEPENDENT TRUSTEES
    WALTER P. BABICH             Trustee       17 Years         Board Chairman -                 92                   None
   2005 Market Street                                         Citadel Construction
    Philadelphia, PA                                      Corporation (1989 - Present)
          19103

     October 1, 1927

     JOHN H. DURHAM              Trustee           26           Private Investor                 92             Trustee and Audit
   2005 Market Street                           Years(3)                                                       Committee Member -
   Philadelphia, PA                                                                                            Abington Memorial
         19103                                                                                                      Hospital

                                                                                                                President/Director -
     August 7, 1937                                                                                             22 WR Corporation

       JOHN A. FRY             Trustee(4)       4 Years            President -                   75                Director -
   2005 Market Street                                      Franklin & Marshall College                          Community Health
    Philadelphia, PA                                          (June 2002 - Present)                                  Systems
          19103

                                                           Executive Vice President -
      May 28, 1960                                         University of Pennsylvania
                                                             (April 1995 - June 2002)

    ANTHONY D. KNERR             Trustee        12 Years   Founder/Managing Director -           92                   None
   2005 Market Street                                      Anthony Knerr & Associates
    Philadelphia, PA                                         (Strategic Consulting)
          19103                                                 (1990 - Present)

    December 7, 1938

      ANN R. LEVEN               Trustee        16 Years     Treasurer/Chief Fiscal              92            Director and Audit
   2005 Market Street                                      Officer - National Gallery                        Committee Chairperson -
    Philadelphia, PA                                          of Art (1994 - 1999)                           Andy Warhol Foundation
         19103

                                                                                                               Director and Audit
    November 1, 1940                                                                                            Committee Member -
                                                                                                                  Systemax Inc.

                                                                 Cash Reserve-12

                                                                                             NUMBER OF               OTHER
                                                                   PRINCIPAL            PORTFOLIOS IN FUND       DIRECTORSHIPS
       NAME,                  POSITION(S)        LENGTH           OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                  HELD WITH        OF TIME              DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE                FUND(S)          SERVED           PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
INDEPENDENT TRUSTEES
 (CONTINUED)
    THOMAS F. MADISON            Trustee        11 Years         President/Chief                 92                Director -
   2005 Market Street                                          Executive Officer -                                Banner Health
    Philadelphia, PA                                           MLM Partners, Inc.
          19103                                             (Small Business Investing                          Director and Audit
                                                                 and Consulting)                               Committee Member -
    February 25, 1936                                       (January 1993 - Present)                           Center Point Energy

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Digital River Inc.

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Rimage Corporation

                                                                                                               Director - Valmont
                                                                                                                 Industries, Inc.

    JANET L. YEOMANS             Trustee         6 Years    Vice President/Mergers &             92                   None
   2005 Market Street                                     Acquisitions - 3M Corporation
    Philadelphia, PA                                        (January 2003 - Present)
          19103

                                                              Ms. Yeomans has held
      July 31, 1948                                       various management positions
                                                          at 3M Corporation since 1983.

OFFICERS

   JOSEPH H. HASTINGS           Executive        1 Year    Mr. Hastings has served in            92                  None(5)
   2005 Market Street        Vice President               various executive capacities
    Philadelphia, PA               and                        at different times at
          19103              Chief Financial                  Delaware Investments.
                                 Officer
    December 19, 1949

   RICHELLE S. MAESTRO       Executive Vice      2 Years    Ms. Maestro has served in            92                  None(5)
   2005 Market Street       President, Chief              various executive capacities
    Philadelphia, PA        Legal Officer and                 at different times at
          19103                 Secretary                     Delaware Investments.

    November 26, 1957

    MICHAEL P. BISHOF          Senior Vice       8 Years    Mr. Bishof has served in             92                  None(5)
   2005 Market Street         President and               various executive capacities
    Philadelphia, PA            Treasurer                     at different times at
         19103                                                Delaware Investments.

    August 18, 1962

----------
(1)Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2)Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3)Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4)Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5)Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

   The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                 Cash Reserve-13

DELAWARE VIP TRUST - DELAWARE VIP DIVERSIFIED INCOME SERIES

PORTFOLIO SNAPSHOT

   Delaware VIP Diversified Income Series returned +8.47% (Standard Class shares with distributions reinvested). For comparison, the Series' benchmark, the Lehman Brothers Aggregate Bond Index, gained +4.34% for the same time period (source: Lipper inc.). Series performance was driven by strong gains in the high-yield, international, and emerging market bond portions of the portfolio. Notable events that occurred in the final quarter of the fiscal year included a move to a maximum weighting in the Series' international component, which includes high-quality sovereign debt and represents exposure to the euro, yen, and pound sterling. Performance also benefited from the declining value of the U.S. dollar.

   We lost some performance with our reduction in exposure to high-yield corporate bonds, which experienced very solid gains for the 12-month period. We believe the Series reflects a more conservative bias toward credit plays as asset prices in these areas are currently discounting favorable economic and credit conditions. The international component of the portfolio may be changed to include more exposure to Asian currencies, which represents better value against the U.S. dollar, in our opinion, than do other geographic areas.

INVESTMENT OUTLOOK

   Over the next six to nine months, we anticipate positive economic growth and believe corporate earnings may continue to trend upward, but at a declining rate. We expect volatility to remain at relatively low levels, providing a backdrop for potential outperformance in non-Treasury sectors. Despite the positive economic backdrop, valuations in all spread sectors are at the higher end of their ranges. In 2005, we will seek to reduce our exposure to spread sectors. We believe the U.S. dollar may continue to fall versus most trading partner's currencies, particularly those in Asia. In our opinion, interest rates could trend higher in the near term, especially in the front-end, or shorter maturities, of the yield curve.

Performance of a $10,000 Investment


                              Delaware VIP
                       Diversified Income Series            Lehman Brothers
                        Standard Class Shares            Aggregate Bond Index
                        ---------------------            --------------------
      5/16/2003                $10,000                         $10,000
      6/30/2003                $10,059                         $9,980
      9/30/2003                $10,176                         $9,966
     12/31/2003                $10,518                         $9,998
      3/31/2004                $10,757                         $10,264
      6/30/2004                $10,503                         $10,014
      9/30/2004                $10,913                         $10,334
     12/31/2004                $11,408                         $10,432



                     DELAWARE VIP DIVERSIFIED INCOME SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                  STANDARD CLASS   SERVICE CLASS
                     SHARES*          SHARES*
                  --------------   --------------
LIFETIME                   +8.42%           +8.04%
ONE YEAR                   +8.47%           +7.85%

                     For the periods ended December 31, 2004

*Commenced operations on May 16, 2003

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in the Delaware VIP Diversified Income Series Standard Class shares for the period from May 16, 2003 through December 31, 2004. All distributions were reinvested. The chart also shows a $10,000 investment in the Lehman Brothers Aggregate Bond Index at that month's end, May 31, 2003. After May 31, 2003, returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Aggregate Bond Index is a measure of investment-grade domestic bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for the Delaware VIP Diversified Income Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus.

                                                            Diversified Income-1

DELAWARE VIP TRUST - DELAWARE VIP DIVERSIFIED INCOME SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2004 to December 31, 2004

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                 EXPENSES
                                                      BEGINNING                                 PAID DURING
                                                       ACCOUNT       ACCOUNT     ANNUALIZED       PERIOD
                                                        VALUE         VALUE        EXPENSE       7/1/04 TO
                                                       7/1/04       12/31/04       RATIOS        12/31/04*
                                                     -----------   -----------   -----------    -----------
ACTUAL SERIES RETURN
Standard Class                                       $  1,000.00   $  1,086.20          0.80%   $      4.20
Service Class                                           1,000.00      1,085.30          1.05%          5.50

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                       $  1,000.00   $  1,021.11          0.80%   $      4.06
Service Class                                           1,000.00      1,019.86          1.05%          5.33

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                            Diversified Income-2

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
SECTOR ALLOCATION
As of December 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                   PERCENTAGE
SECTOR                                            OF NET ASSETS
-----------------------------------------------   -------------
AGENCY ASSET-BACKED SECURITIES                             0.30%
                                                  -------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                 0.84%
                                                  -------------
AGENCY MORTGAGE-BACKED SECURITIES                         12.87%
                                                  -------------
AGENCY OBLIGATIONS                                         3.65%
                                                  -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                      1.37%
                                                  -------------
CORPORATE BONDS                                           36.06%
                                                  -------------
Basic Materials                                            3.05%
Capital Goods - Manufacturing                              1.76%
Consumer Cyclical                                          5.93%
Consumer Non-Cyclical                                      3.44%
Energy                                                     2.36%
Finance                                                    6.59%
Media                                                      4.22%
Technology                                                 0.62%
Telecommunications                                         4.28%
Transportation                                             0.80%
Utilities                                                  3.01%
                                                  -------------
MUNICIPAL BONDS                                            0.50%
                                                  -------------
NON-AGENCY ASSET-BACKED SECURITIES                         2.77%
                                                  -------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS             2.28%
                                                  -------------
REGIONAL AGENCY                                            0.91%
                                                  -------------
Australia                                                  0.91%
                                                  -------------
REGIONAL AUTHORITY                                         0.85%
                                                  -------------
Canada                                                     0.85%
                                                  -------------
SOVEREIGN AGENCIES                                         1.91%
                                                  -------------
Japan                                                      1.91%
                                                  -------------
SOVEREIGN DEBT                                            14.61%
                                                  -------------
Austria                                                    0.26%
Belgium                                                    1.13%
Brazil                                                     0.23%
Ecuador                                                    0.18%
El Salvador                                                0.09%
Finland                                                    0.60%
France                                                     1.88%
Germany                                                    3.94%
Italy                                                      2.46%
Netherlands                                                0.52%
Poland                                                     1.40%
Russia                                                     0.10%
United Kingdom                                             1.42%
Venezuela                                                  0.40%
                                                  -------------
SUPRANATIONAL BANKS                                        1.78%
                                                  -------------
U.S. TREASURY OBLIGATIONS                                 10.98%
                                                  -------------
COMMON STOCK                                               0.00%
                                                  -------------
PREFERRED STOCKS                                           0.27%
                                                  -------------
REPURCHASE AGREEMENTS                                     19.91%
                                                  -------------
TOTAL MARKET VALUE OF SECURITIES                         111.86%
                                                  -------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS          (11.86)%
                                                  -------------
TOTAL NET ASSETS                                         100.00%
                                                  -------------

                                                            Diversified Income-3

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
SECTOR ALLOCATION
As of December 31, 2004

                                                               PRINCIPAL         MARKET
                                                                AMOUNT^          VALUE
                                                             -------------   -------------
                                                                               (U.S. $)
   AGENCY ASSET-BACKED SECURITIES-0.30%
 **Fannie Mae Grantor Trust
    Series 2004-T4 A2 3.93% 2/25/20 ................   USD          55,000   $      55,060
    Series 2004-T4 A3 4.42% 8/25/24 ................   USD          35,000          35,211
 **SLMA Student Loan Trust
    Series 1997-2 Certificates
    3.099% 10/25/12 ................................   USD          10,000          10,045
    Series 2002-7 A2 2.53% 6/17/13 .................   USD          14,369          14,371
    Series 2004-1 A1 2.14% 1/26/15 .................   USD          15,442          15,450
    Series 2004-5 A2 2.13% 4/25/14 .................   USD          10,000          10,007
    Series 2004-6 A2 2.14% 1/25/13 .................   USD          45,000          45,045
                                                                             -------------
    TOTAL AGENCY ASSET-BACKED
     SECURITIES (COST $185,264) ....................                               185,189
                                                                             -------------
   AGENCY COLLATERALIZED MORTGAGE
    OBLIGATIONS-0.84%
   Fannie Mae Grantor Trust Series
    1999-T2 A1 7.50% 1/19/39 .......................   USD           3,417           3,659
   Fannie Mae
    Series 1996-46 ZA 7.50% 11/25/26 ...............   USD          12,361          13,226
    Series 2001-T8 A2 9.50% 7/25/41 ................   USD          33,881          37,837
    Series 2002-T4 A3 7.50% 12/25/41 ...............   USD          76,927          82,469
   Fannie Mae Whole Loan
    Series 2003-W14 1A5 4.71% 9/25/43 ..............   USD          20,000          20,103
    Series 2004-W9 2A1 6.50% 2/25/44 ...............   USD          20,944          21,900
   Freddie Mac
    4.00% 3/15/29 ..................................   USD          50,000          48,275
    4.75% 5/15/29 ..................................   USD          65,000          64,692
    4.75% 11/25/30 .................................   USD          40,000          39,626
    5.00% 3/25/27 ..................................   USD          40,000          40,665
    5.00% 1/15/30 ..................................   USD          60,000          60,460
    5.50% 12/15/17 .................................   USD          40,000          41,000
    6.00% 11/15/31 .................................   USD           1,989           2,011
   Freddie Mac Structured Pass Through Securities
    3.108% 5/25/35 .................................   USD          10,000           9,943
    6.50% 9/25/43 ..................................   USD          27,864          29,163
   GNMA 4.763% 1/16/25 .............................   USD           5,000           5,113
                                                                             -------------
   TOTAL AGENCY COLLATERALIZED
    MORTGAGE OBLIGATIONS
    (cost $522,078) ................................                               520,142
                                                                             -------------
   AGENCY MORTGAGE-BACKED SECURITIES-12.87%
   Fannie Mae
    5.00% 11/1/34 ..................................   USD          74,779          74,896
    5.73% 12/1/08 ..................................   USD          23,010          24,369
   Fannie Mae
    6.201% 5/1/09 ..................................   USD          48,883          52,274
    6.765% 1/1/07 ..................................   USD          22,646          23,672
   Fannie Mae Relocation 30 yr
    5.00% 11/1/33 ..................................   USD          13,645          13,688
    5.00% 11/1/34 ..................................   USD          49,940          50,018
   Fannie Mae S.F 30 yr 7.00% 10/1/28 ..............   USD          26,722          28,392
   Fannie Mae S.F. 15 yr
    4.50% 2/1/19 ...................................   USD          95,970          95,760
    4.50% 7/1/19 ...................................   USD         102,929         102,703
   Fannie Mae S.F. 15 yr TBA
    4.50% 1/1/20 ...................................   USD         455,000         453,578
    5.00% 1/1/20 ...................................   USD         985,000       1,000,698
    5.50% 1/1/20 ...................................   USD         530,000         547,722
   Fannie Mae S.F. 30 yr
    5.00% 3/1/34 ...................................   USD         223,921         222,661
    5.00% 8/1/34 ...................................   USD          89,559          89,699
    5.50% 3/1/29 ...................................   USD           4,785           4,876
    5.50% 4/1/29 ...................................   USD           4,830           4,922
    7.50% 3/1/32 ...................................   USD           4,054           4,341
    7.50% 4/1/32 ...................................   USD          13,230          14,169
   Fannie Mae S.F. 30 yr TBA
    5.00% 1/1/35 ...................................   USD         645,000         639,961
    5.50% 1/1/35 ...................................   USD       2,190,000       2,223,535
    6.00% 1/25/35 ..................................   USD         665,000         687,652
    6.50% 1/1/35 ...................................   USD         850,000         891,438
    7.00% 1/1/35 ...................................   USD         270,000         286,116
    7.50% 1/1/35 ...................................   USD         185,000         198,066
 **Freddie Mac ARM 3.731% 4/1/34 ...................   USD          27,357          27,537
   Freddie Mac Relocation 30 yr
    5.00% 9/1/33 ...................................   USD          27,536          27,665
   GNMA S.F. 30 yr TBA 5.00% 1/1/35 ................   USD         210,000         210,000
                                                                             -------------
   TOTAL AGENCY MORTGAGE-BACKED
    SECURITIES (COST $7,997,471) ...................                             8,000,408
                                                                             -------------

   AGENCY OBLIGATIONS-3.65%
   Fannie Mae
    1.75% 3/26/08 ..................................   JPY      70,000,000         714,502
    2.375% 2/15/07 .................................   USD         165,000         162,030
    3.00% 8/15/07 ..................................   USD          40,000          39,628
    3.375% 12/15/08 ................................   USD          40,000          39,521
    6.625% 11/15/30 ................................   USD          95,000         113,589
  &Financing Corp. PRN Strip
    5.04% 11/30/17 .................................   USD         200,000         105,066
    5.04% 11/30/17 .................................   USD         115,000          60,413
    5.24% 3/7/19 ...................................   USD         155,000          75,228
   Freddie Mac 3.75% 8/3/07 ........................   USD          15,000          15,022
  &Resolution Funding Strip
    PRN 5.06% 10/15/19 .............................   USD         900,000         426,931
    IO 5.21% 1/15/25 ...............................   USD         825,000         290,608
    IO 5.24% 10/15/25 ..............................   USD         685,000         231,882
                                                                             -------------
   TOTAL AGENCY OBLIGATIONS
    (COST $2,248,568) ..............................                             2,274,420
                                                                             -------------
   COMMERCIAL MORTGAGE-BACKED SECURITIES-1.37%
   Bank of America Commercial Mortgage
    Series 2004-2 A2 3.52% 11/10/38 ................   USD          35,000          34,348
    Series 2004-5 A3 4.561% 11/10/41 ...............   USD          40,000          40,159
    Series 2004-5E 5.24% 11/10/41 ..................   USD          40,000          40,299
    Series 2004-6 A5 4.811% 12/10/42 ...............   USD         255,000         254,442
   First Union-Lehman Brothers-Bank of
   America Series 1998-C2 A2
    6.56% 11/18/35 .................................   USD         115,000         123,641

                                                            Diversified Income-4

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                               PRINCIPAL         MARKET
                                                                AMOUNT^          VALUE
                                                             -------------   -------------
                                                                               (U.S. $)
   COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
   GMAC Commercial Mortgage Securities
    Series 1998-C2 A2 6.42% 5/15/35 ................   USD         115,000   $     123,596
  #Hilton Hotel Series 2000
    HLTA A1 144A 7.055% 10/3/15 ....................   USD          17,410          19,042
   J.P. Morgan Chase Commercial
    Mortgage Securities
    Series 2002-C1 A3 5.376% 7/12/37 ...............   USD          55,000          57,664
    Series 2003-C1 A2 4.985% 1/12/37 ...............   USD          20,000          20,448
 **Merrill Lynch Mortgage Trust
    Series 2004-BCP1 A5 4.855% 9/12/41 .............   USD          45,000          45,078
    Series 2004-BPC1 A3 4.467% 9/12/41 .............   USD          25,000          24,940
   Nomura Asset Securities
    Series 1998-D6 A1B 6.59% 3/15/30 ...............   USD          65,000          70,308
                                                                             -------------
   TOTAL COMMERCIAL MORTGAGE-BACKED
    SECURITIES (COST $861,391) .....................                               853,965
                                                                             -------------
   CORPORATE BONDS-36.06%
   BASIC MATERIALS-3.05%
   Abitibi-Consolidated 6.95% 12/15/06 .............   USD         160,000         166,800
   Barrick Gold Finance 7.50% 5/1/07 ...............   USD           5,000           5,422
  #Boise Cascade 144A 7.125% 10/15/14 ..............   USD         120,000         127,500
   Fort James 7.75% 11/15/23 .......................   USD         135,000         156,600
**#Huntsman 144A 11.75% 7/15/12 ....................   USD          80,000          95,000
   Ispat Inland 9.75% 4/1/14 .......................   USD          13,000          16,120
   Lubrizol 4.625% 10/1/09 .........................   USD          40,000          39,980
   Lyondell Chemical 9.875% 5/1/07 .................   USD         106,000         111,565
   Naftogaz Ukrainy 8.125% 9/30/09 .................   USD         200,000         204,260
   Nalco 8.875% 11/15/13 ...........................   USD          80,000          88,200
   Newark Group 9.75% 3/15/14 ......................   USD          90,000          96,300
  #Port Townsend Paper 144A
    11.00% 4/15/11 .................................   USD          85,000          90,950
   Potlatch 12.50% 12/1/09 .........................   USD          35,000          43,281
   Rhodia 8.875% 6/1/11 ............................   USD          95,000          96,188
   Severstal
    8.625% 2/24/09 .................................   USD          20,000          20,182
    9.25% 4/19/14 ..................................   USD          28,000          28,134
   Smurfit Capital Funding
    6.75% 11/20/05 .................................   USD         185,000         189,625
    7.50% 11/20/25 .................................   USD          45,000          45,000
 ^^Solutia 6.72% 10/15/37 ..........................   USD         110,000          89,650
  #Vedanta Resources 144A 6.625% 2/22/10 ...........   USD          65,000          65,859
   Witco
    7.75% 4/1/23 ...................................   USD          75,000          73,500
    6.875% 2/1/26 ..................................   USD          50,000          45,750
                                                                             -------------
                                                                                 1,895,866
                                                                             -------------
   CAPITAL GOODS-MANUFACTURING-1.76%
   Aearo 8.25% 4/15/12 .............................   USD          35,000          36,225
   AEP Industries 9.875% 11/15/07 ..................   USD         195,000         199,387
   Armor Holdings 8.25% 8/15/13 ....................   USD         135,000         151,875
   Cenveo 7.875% 12/1/13 ...........................   USD          85,000          79,475
  #DRS Technologies 144A
    6.875% 11/1/13 .................................   USD          40,000          42,000
   General Electric 5.00% 2/1/13 ...................   USD          95,000          97,628
   Geo Subordinate
    Corporate 11.00% 5/15/12 .......................   USD          70,000          70,700
  #Graham Packaging 144A
    9.875% 10/15/14 ................................   USD          30,000          32,175
   IESI 10.25% 6/15/12 .............................   USD         110,000         129,250
  #IMCO Recycling 144A 9.00% 11/15/14 ..............   USD          25,000          26,125
   Interline Brands 11.50% 5/15/11 .................   USD          10,000          11,300
  *Mueller Holdings 14.75% 4/15/14 .................   USD         100,000          69,000
  #Owens-Brockway 144A 6.75% 12/1/14 ...............   USD         100,000         101,500
  #Park-Ohio Industries 144A
    8.375% 11/15/14 ................................   USD          40,000          40,200
   Radnor Holdings 11.00% 3/15/10 ..................   USD          10,000           8,625
                                                                             -------------
                                                                                 1,095,465
                                                                             -------------

  CONSUMER CYCLICAL-5.93%
   Adesa 7.625% 6/15/12 ............................   USD          90,000          95,400
  *Advanced Accessory Holdings
    13.25% 12/15/11 ................................   USD          10,000           4,100
   Advanced Accessory Systems
    10.75% 6/15/11 .................................   USD          35,000          33,425
   Ameristar Casinos 10.75% 2/15/09 ................   USD         200,000         224,000
   Boyd Gaming 9.25% 8/1/09 ........................   USD         125,000         135,000
   Caesars Entertainment
    9.375% 2/15/07 .................................   USD          90,000          99,450
  #Carrols 144A 9.00% 1/15/13 ......................   USD          75,000          78,000
  #Collins & Aikman Products 144A
    12.875% 8/15/12 ................................   USD          75,000          65,156
  #Cooper Standard 144A
    7.00% 12/15/12 .................................   USD          30,000          30,600
    8.375% 12/15/14 ................................   USD          45,000          45,113
   Cvs 4.00% 9/15/09 ...............................   USD          75,000          74,727
  #Denny's 144A 10.00% 10/1/12 .....................   USD          45,000          48,656
   Ford Motor 7.45% 7/16/31 ........................   USD         270,000         272,333
   Gaylord Entertainment
    8.00% 11/15/13 .................................   USD         200,000         217,000
   General Motors 8.375% 7/15/33 ...................   USD         180,000         187,011
  #Goodman Global 144A
    7.875% 12/15/12 ................................   USD          55,000          54,725
   Interface 10.375% 2/1/10 ........................   USD          30,000          34,650
   Johnson Controls 5.00% 11/15/06 .................   USD          20,000          20,542
  #Jones Apparel 144A 4.25% 11/15/09 ...............   USD          35,000          34,915
  #Landry's Restaurant 144A
    7.50% 12/15/14 .................................   USD         160,000         159,600
  #Loehmanns Capital 144A
    13.00% 10/1/11 .................................   USD          15,000          14,550
  #Lone Star Industries 144A
    8.85% 6/15/05 ..................................   USD          10,000          10,197
   Mandalay Resort Group 10.25% 8/1/07 .............   USD         225,000         255,375
   MGM MIRAGE 9.75% 6/1/07 .........................   USD         190,000         211,850
   Michaels Stores 9.25% 7/1/09 ....................   USD          65,000          69,977
   O'Charleys 9.00% 11/1/13 ........................   USD          80,000          86,000
   Penn National Gaming
    8.875% 3/15/10 .................................   USD         195,000         213,769
    11.13% 3/1/08 ..................................   USD          55,000          58,988
   Petco Animal Supplies 10.75% 11/1/11 ............   USD          50,000          58,750
   Royal Caribbean Cruises 7.25% 3/15/18 ...........   USD          70,000          77,350

                                                            Diversified Income-5

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                               PRINCIPAL         MARKET
                                                                AMOUNT^          VALUE
                                                             -------------   -------------
                                                                               (U.S. $)
   CORPORATE BONDS (CONTINUED)
   CONSUMER CYCLICAL (CONTINUED)
  #Technical Olympic 144A 7.50% 1/15/15 ............   USD         125,000   $     124,688
  *Town Sports International
    11.00% 2/1/14 ..................................   USD          50,000          28,750
   Venetian Casino Resort 11.00% 6/15/10 ...........   USD         250,000         286,562
   VICORP Restaurant 10.50% 4/15/11 ................   USD          10,000          10,100
   Warnaco 8.875% 6/15/13 ..........................   USD          10,000          11,050
   Wheeling Island Gaming
    10.125% 12/15/09 ...............................   USD          45,000          48,150
  #Wynn Las Vegas 144A 6.625% 12/1/14 ..............   USD         205,000         203,975
                                                                             -------------
                                                                                 3,684,484
                                                                             -------------
   CONSUMER NON-CYCLICAL-3.44%
   Ameripath 10.50% 4/1/13 .........................   USD          35,000          37,363
  #Amgen 144A 4.00% 11/18/09 .......................   USD          30,000          29,940
   Boston Scientific 5.45% 6/15/14 .................   USD          60,000          62,446
   Caremark Rx 7.375% 10/1/06 ......................   USD          15,000          15,900
  #Commonwealth Brands 144A
    10.625% 9/1/08 .................................   USD          35,000          36,925
   Corrections Corporation of America
    9.875% 5/1/09 ..................................   USD         170,000         189,550
   Cott Beverages 8.00% 12/15/11 ...................   USD          10,000          10,938
   Curative Health Services
    10.75% 5/1/11 ..................................   USD          90,000          81,000
  #Erac USA Finance 144A
    7.35% 6/15/08 ..................................   USD          85,000          93,974
   Great Atlantic & Pacific Tea
    7.75% 4/15/07 ..................................   USD         110,000         109,450
  #Jean Coutu Group 144A 8.50% 8/1/14 ..............   USD          50,000          51,500
   Kraft Foods
    4.125% 11/12/09 ................................   USD         125,000         124,451
    5.25% 10/1/13 ..................................   USD         210,000         216,436
    5.625% 11/1/11 .................................   USD          25,000          26,511
**#Le-Natures 144A 10.00% 6/15/13 ..................   USD          35,000          38,850
   Medco Health Solutions 7.25% 8/15/13 ............   USD         135,000         151,263
  #Miller Brewing 144A 4.25% 8/15/08 ...............   USD          65,000          65,645
   Nabisco 6.85% 6/15/05 ...........................   USD          20,000          20,333
   Province Healthcare 7.50% 6/1/13 ................   USD         220,000         247,499
   Safeway 6.15% 3/1/06 ............................   USD          20,000          20,635
 **Schering-Plough 6.75% 12/1/33 ...................   USD          60,000          67,766
   Service Corp International
    6.75% 4/1/16 ...................................   USD           5,000           5,200
   True Temper Sports 8.375% 9/15/11 ...............   USD          30,000          28,050
   Universal 6.50% 2/15/06 .........................   USD           5,000           5,165
   Universal Hospital Services
    10.125% 11/1/11 ................................   USD         120,000         125,400
  #US Oncology 144A 10.75% 8/15/14 .................   USD          55,000          63,938
   UST 6.625% 7/15/12 ..............................   USD          25,000          27,957
  *#Vanguard Health 144A
    11.25% 10/1/15 .................................   USD         110,000          72,600
   #Wellpoint 144A
    3.75% 12/14/07 .................................   USD          30,000          30,005
    4.25% 12/15/09 .................................   USD          80,000          80,050
                                                                             -------------
                                                                                 2,136,740
                                                                             -------------
   ENERGY-2.36%
   Bluewater Finance 10.25% 2/15/12 ................   USD          30,000          32,925
  #Chesapeake Energy 144A
    6.375% 6/15/15 .................................   USD          25,000          25,813
   Duke Capital 5.668% 8/15/14 .....................   USD          25,000          25,844
  #Enterprise Products Operating 144A
    4.00% 10/15/07 .................................   USD          30,000          29,946
    4.625% 10/15/09 ................................   USD          25,000          24,987
  #Gazprom Oao 144A 9.625% 3/1/13 ..................   USD         100,000         118,500
   Halliburton 5.50% 10/15/10 ......................   USD         140,000         147,641
  #Hilcorp Energy 144A 10.50% 9/1/10 ...............   USD          70,000          79,450
  #Hornbeck Offshore 144A
    6.125% 12/1/14 .................................   USD         140,000         141,400
   Midland Funding II 11.75% 7/23/05 ...............   USD          27,532          28,725
   OAO Siberian Oil 10.75% 1/15/09 .................   USD         145,000         155,151
   PETRO-Canada 5.00% 11/15/14 .....................   USD         100,000          99,824
   Petroleum Geo-Services
    8.00% 11/5/06 ..................................   USD          80,000          81,800
    10.00% 11/5/10 .................................   USD          95,000         108,775
**#Secunda International 144A
    9.76% 9/1/12 ...................................   USD         100,000          98,500
  #Stone Energy 144A 6.75% 12/15/14 ................   USD          50,000          50,125
  #Ultrapetrol 144A 9.00% 11/24/14 .................   USD          95,000          95,356
   Valero Logistics Operations
    6.05% 3/15/13 ..................................   USD         110,000         116,350
   Weatherford International
    4.95% 10/15/13 .................................   USD           5,000           5,012
                                                                             -------------
                                                                                 1,466,124
                                                                             -------------

   FINANCE-6.59%
  #Amvescap 144A 4.50% 12/15/09 ....................   USD         120,000         120,004
  #Banco Santander 144A 2.80% 12/9/09 ..............   USD          40,000          40,097
  #BCP Caylux Holdings 144A
    9.625% 6/15/14 .................................   USD          35,000          39,638
   Bear Stearns 4.65% 7/2/18 .......................   USD          25,000          23,528
   BF Saul REIT 7.50% 3/1/14 .......................   USD          10,000          10,350
  #Canadian Oil Sands 144A
    4.80% 8/10/09 ..................................   USD          10,000          10,101
   Citigroup 5.875% 2/22/33 ........................   USD          50,000          50,897
   Core Investment Grade Bond Trust I
    4.727% 11/30/07 ................................   USD         550,000         562,738
   Credit Suisse First Boston USA
    6.125% 11/15/11 ................................   USD          75,000          81,901
  #E Trade Financial 144A 8.00% 6/15/11 ............   USD         220,000         237,600
  #Farmers Exchange Capital 144A
    7.05% 7/15/28 ..................................   USD         100,000         102,725
    7.20% 7/15/48 ..................................   USD          40,000          40,831
  #Farmers Insurance Exchange 144A
    6.00% 8/1/14 ...................................   USD          45,000          45,718
    8.625% 5/1/24 ..................................   USD           5,000           5,913
   FINOVA Group 7.50% 11/15/09 .....................   USD         149,650          74,077
   Ford Motor Credit
    5.625% 10/1/08 .................................   USD          10,000          10,230
    5.70% 1/15/10 ..................................   USD          10,000          10,102
    7.00% 10/1/13 ..................................   USD          25,000          26,547

                                                            Diversified Income-6

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                               PRINCIPAL         MARKET
                                                                AMOUNT^          VALUE
                                                             -------------   -------------
                                                                               (U.S. $)
   CORPORATE BONDS (CONTINUED)
   FINANCE (CONTINUED)
   Franklin Resources 3.70% 4/15/08 ................   USD           5,000   $       4,992
   GMAC
    6.125% 8/28/07 .................................   USD          50,000          51,512
    6.75% 12/1/14 ..................................   USD          85,000          85,268
    7.75% 1/19/10 ..................................   USD          40,000          42,977
   Goldman Sachs 6.345% 2/15/34 ....................   USD         115,000         120,155
  #Kazkommerts International 144A
    7.00% 11/3/09 ..................................   USD          50,000          50,500
    8.50% 4/16/13 ..................................   USD          30,000          31,500
   KFW International Finance
    1.75% 3/23/10 ..................................   JPY      68,000,000         702,370
   LaBranche & Company
    11.00% 5/15/12 .................................   USD          40,000          43,200
   Marsh & Mclennan 5.375% 3/15/07 .................   USD          60,000          61,231
   Morgan Stanley
   **2.51% 11/24/06 .................................  USD          35,000          35,043
    4.75% 4/1/14 ...................................   USD          50,000          48,810
  #Nationwide Mutual Insurance 144A
    7.875% 4/1/33 ..................................   USD          70,000          83,660
   Oesterreichesche Kontrollbank
    1.80% 3/22/10 ..................................   JPY      76,000,000         787,293
 **Oil Insurance 144A 5.15% 8/15/33 ................   USD          90,000          90,933
   Popular North America 4.25% 4/1/08 ..............   USD          75,000          75,765
   Popular North America Capital
    Trust 6.564% 9/15/34 ...........................   USD          25,000          26,405
   Prudential Financial 4.104% 11/15/06 ............   USD          20,000          20,228
**#Rabobank Capital Funding II 144A
    5.26% 12/29/49 .................................   USD          25,000          25,483
 **RBS Capital Trust I 4.709% 12/29/49 .............   USD          35,000          34,156
   Regions Financial 6.375% 5/15/12 ................   USD          25,000          27,602
   Tanger Properties 9.125% 2/15/08 ................   USD          10,000          11,250
**#Twin Reefs 144A 3.37% 12/31/49 ..................   USD         100,000         100,569
 **Wells Fargo Company 2.609% 9/28/07 ..............   USD          45,000          45,043
                                                                             -------------
                                                                                 4,098,942
                                                                             -------------
   MEDIA-4.22%
 ++Adelphia Communications
    8.125% 7/15/03 .................................   USD          80,000          75,600
   American Media Operation
    10.25% 5/1/09 ..................................   USD          45,000          47,644
   *Avalon Cable 11.875% 12/1/08 ...................   USD          91,380          95,835
  #Charter Communications 144A
    5.875% 11/16/09 ................................   USD          20,000          22,625
  *Charter Communications Holdings
    12.125% 1/15/12 ................................   USD         475,000         325,374
  #Cox Communications 144A
    4.625% 1/15/10 .................................   USD          60,000          59,928
   CSC Holdings
    7.875% 12/15/07 ................................   USD          85,000          91,588
    10.50% 5/15/16 .................................   USD         115,000         131,100
   Dex Media West 9.875% 8/15/13 ...................   USD          25,000          28,938
   Insight Midwest 10.50% 11/1/10 ..................   USD         270,000         297,000
   MEDIA (CONTINUED)
   InterActiveCorp 6.75% 11/15/05 ..................   USD          90,000          92,513
   Liberty Media
   **3.50% 9/25/06 .................................   USD          70,000          69,640
    3.99% 9/17/06 ..................................   USD          70,000          70,876
    8.25% 2/1/30 ...................................   USD          85,000          96,925
   Lodgenet Entertainment
    9.50% 6/15/13 ..................................   USD          60,000          66,600
   Mediacom Capital 8.50% 4/15/08 ..................   USD         120,000         123,000
   Nextmedia Operating 10.75% 7/1/11 ...............   USD          75,000          84,375
   PEI Holdings 11.00% 3/15/10 .....................   USD         110,000         128,700
   Rogers Cablesystems
    10.00% 3/15/05 .................................   USD         215,000         219,031
    11.00% 12/1/15 .................................   USD          30,000          33,600
   Sheridan Acquisition 10.25% 8/15/11 .............   USD         110,000         120,863
   Time Warner 8.18% 8/15/07 .......................   USD          80,000          88,899
   Time Warner Entertainment
    8.375% 3/15/23 .................................   USD          10,000          12,569
  #Warner Music Group 144A
    7.375% 4/15/14 .................................   USD         110,000         113,300
   XM Satellite Radio
    12.00% 6/15/10 .................................   USD         100,000         118,625
    14.00% 3/15/10 .................................   USD          10,000          11,800
                                                                             -------------
                                                                                 2,626,948
                                                                             -------------

   TECHNOLOGY-0.62%
  #Magnachip Semiconductor 144A
    8.00% 12/15/14 .................................   USD         175,000         183,313
 o#STATS ChipPAC 144A 6.75% 11/15/11 ...............   USD         150,000         149,250
   Stratus Technologies 10.375% 12/1/08 ............   USD          60,000          54,450
                                                                             -------------
                                                                                   387,013
                                                                             -------------
   TELECOMMUNICATIONS-4.28%
**#AirGate PCS 144A 5.85% 10/15/11 .................   USD          30,000          30,975
   Alaska Communications Systems
    9.875% 8/15/11 .................................   USD         100,000         108,000
  #America Movil 144A 5.75% 1/15/15 ...............    USD         100,000         100,022
   BellSouth
    4.20% 9/15/09 ..................................   USD          85,000          85,312
    4.75% 11/15/12 .................................   USD          50,000          50,389
   Centennial Cellular Operating
    10.13% 6/15/13 .................................   USD         130,000         146,575
   Cincinnati Bell 8.375% 1/15/14 ..................   USD         155,000         157,712
 *#Inmarsat Finance 144A
    10.375% 11/15/12 ...............................   USD          80,000          58,000
   Intelsat 6.50% 11/1/13 ..........................   USD         130,000         118,492
  #iPCS Escrow 144A 11.50% 5/1/12 ..................   USD           5,000           5,700
  #IWO Escrow Company 144A
    **6.32% 1/15/12 ................................   USD          25,000          25,313
     *10.75% 1/15/15 ...............................   USD          20,000          12,500
   MCI
    6.908% 5/1/07 ..................................   USD         105,000         107,756
    7.688% 5/1/09 ..................................   USD         120,000         124,500
   Motorola
    4.608% 11/16/07 ................................   USD          40,000          40,817
    7.625% 11/15/10 ................................   USD          50,000          58,068

                                                            Diversified Income-7

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                               PRINCIPAL         MARKET
                                                                AMOUNT^          VALUE
                                                             -------------   -------------
                                                                               (U.S. $)
   CORPORATE BONDS (CONTINUED)
   TELECOMMUNICATIONS (CONTINUED)
  #New Skies Satellite 144A
    9.125% 11/1/12 .................................   USD          60,000   $      61,500
   Nextel Communications
    5.95% 3/15/14 ..................................   USD          70,000          72,800
  #Qwest 144A 7.875% 9/1/11 ........................   USD          80,000          87,200
  #Qwest Services 144A
    14.00% 12/15/10 ................................   USD         245,000         295,837
   SBC Communications
    4.125% 9/15/09 .................................   USD          60,000          59,954
    5.10% 9/15/14 ..................................   USD          90,000          91,009
    6.15% 9/15/34 ..................................   USD          95,000          98,177
   Sprint Capital
    4.78% 8/17/06 ..................................   USD          20,000          20,391
    6.375% 5/1/09 ..................................   USD          20,000          21,741
    8.375% 3/15/12 .................................   USD          85,000         103,687
    8.75% 3/15/32 ..................................   USD         100,000         133,641
  #Telecom Italia Capital 144A
    4.00% 1/15/10 ..................................   USD          20,000          19,632
   Telefonos de Mexico 4.50% 11/19/08 ..............   USD          10,000          10,092
  #UbiquiTel Operating 144A
    9.875% 3/1/11 ..................................   USD          35,000          39,463
**#US LEC 144A 10.67% 10/1/09 ......................   USD          45,000          44,775
   US Unwired 10.00% 6/15/12 .......................   USD          65,000          73,613
   Verizon Wireless 5.375% 12/15/06 ................   USD          95,000          98,447
   Vodafone Group 5.375% 1/30/15 ...................   USD          95,000          98,917
                                                                             -------------
                                                                                 2,661,007
                                                                             -------------
   TRANSPORTATION-0.80%
   Continental Airlines 6.503% 6/15/11 .............   USD          30,000          29,429
   Delta Air Lines 7.779% 11/18/05 .................   USD           1,000             920
  #Delta Air Lines 144A 9.50% 11/18/08 .............   USD          24,000          22,380
 *#H-Lines Finance Holding 144A
    11.00% 4/1/13 ..................................   USD         110,000          79,750
  #Horizon Lines 144A 9.00% 11/1/12 ................   USD         100,000         107,999
   Kansas City Southern Railway
    9.50% 10/1/08 ..................................   USD          20,000          22,825
   OMI 7.625% 12/1/13 ..............................   USD          45,000          48,375
   Seabulk International 9.50% 8/15/13 .............   USD          55,000          59,400
   Stena 9.625% 12/1/12 ............................   USD          70,000          79,450
 o#Stena 144A 7.00% 12/1/16 ........................   USD          45,000          44,775
                                                                                   495,303
                                                                             -------------

   UTILITIES-3.01%
  #Allegheny Energy Supply Statutory
   Trust 2001 Series B 144A
    13.00% 11/15/07 ................................   USD           5,000           5,475
 **Atmos Energy 2.465% 10/15/07 ....................   USD          45,000          45,018
   Avista
    9.75% 6/1/08 ...................................   USD          10,000          11,645
    5.45% 12/1/19 ..................................   USD          40,000          39,949
   Calpine 10.50% 5/15/06 ..........................   USD           5,000           5,025
  #Calpine 144A
  **7.82% 7/15/07 ..................................   USD         123,438         113,871
    9.625% 9/30/14 .................................   USD          35,000          36,400
   CMS Energy 9.875% 10/15/07 ......................   USD         100,000         112,250
   Detroit Edison 6.35% 10/15/32 ...................   USD          20,000          21,952
   Dominion Resources 7.195% 9/15/14 ...............   USD          70,000          81,030
  #Dynegy Holdings 144A
    10.125% 7/15/13 ................................   USD          80,000          92,000
   El Paso Natural Gas 7.625% 8/1/10 ...............   USD           5,000           5,500
   El Paso Production Holding
    7.75% 6/1/13 ...................................   USD         110,000         115,775
   Elwood Energy 8.159% 7/5/26 .....................   USD          59,069          64,828
   FPL Group Capital 4.086% 2/16/07 ................   USD          75,000          75,833
  #Inergy Finance 144A 6.875% 12/15/14 .............   USD          75,000          75,750
   Midwest Generation
    8.30% 7/2/09 ...................................   USD         105,000         112,875
    8.75% 5/1/34 ...................................   USD         140,000         159,600
 ^^Mirant Americas Generation
    7.625% 5/1/06 ..................................   USD          10,000          10,800
  #NRG Energy 144A 8.00% 12/15/13 ..................   USD         130,000         142,350
   Oncor Electric Delivery 7.00% 5/1/32 ............   USD          20,000          23,149
   Orion Power Holdings 12.00% 5/1/10 ..............   USD           5,000           6,375
  #Power Contract Financing 144A
    5.20% 2/1/06 ...................................   USD           6,650           6,713
   Progress Energy 6.75% 3/1/06 ....................   USD          25,000          25,949
   PSE&G Energy Holdings 7.75%
    4/16/07 ........................................   USD          10,000          10,625
   Reliant Energy 9.50% 7/15/13 ....................   USD          60,000          68,475
   Southern California Edison
    6.00% 1/15/34 ..................................   USD          35,000          37,316
   Tennessee Gas Pipeline 8.375% 6/15/32 ...........   USD          80,000          90,600
  #Texas Genco 144A 6.875% 12/15/14 ................   USD          60,000          62,325
  #TXU 144A 4.80% 11/15/09 .........................   USD         110,000         110,315
   TXU Energy 7.00% 3/15/13 ........................   USD          90,000         100,676
                                                                             -------------
                                                                                 1,870,444
                                                                             -------------
   TOTAL CORPORATE BONDS
   (COST $21,916,435) ..............................                            22,418,336
                                                                             -------------
   MUNICIPAL BONDS-0.50%
   Augusta, Georgia Water & Sewer
    Revenue 5.25% 10/1/39 (FSA) ....................   USD          85,000          90,044
   California State 5.00% 2/1/33 ...................   USD          25,000          25,391
   Colorado Department of
    Transportation Revenue
    5.00% 12/15/12 (FGIC) ..........................   USD           5,000           5,567
    5.00% 12/15/13 (FGIC) ..........................   USD          40,000          44,604
   Illinois State Taxable Pension
    5.10% 6/1/33 ...................................   USD          10,000           9,676
   New Jersey Economic Development
    Authority Special Facility Revenue
    (Continental Airlines Project)
    6.25% 9/15/29 (AMT) ............................   USD           5,000           4,077
   New Jersey Economic Development
    Cigarette Tax 5.75% 6/15/29 ....................   USD          25,000          26,235
   New York State Sales Tax Asset
    Receivables 5.25% 10/15/27
    (AMBAC) ........................................   USD          45,000          48,439
   New York State Urban Development
    Corporate 5.25% 3/15/34 (FGIC) .................   USD          40,000          42,458

                                                            Diversified Income-8

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                              PRINCIPAL         MARKET
                                                               AMOUNT^          VALUE
                                                            -------------   -------------
                                                                              (U.S. $)
  MUNICIPAL BONDS (CONTINUED)
  Oregon State Taxable Pension
   5.892% 6/1/27 ..................................   USD           5,000   $       5,403
  Puerto Rico Public Buildings
   Authority Revenue (Government
   Facilities) Series I 5.25% 7/1/33 ..............   USD           5,000           5,236
  West Virginia Economic Development
   Authority 6.07% 7/1/26 .........................   USD           5,000           5,304
                                                                            -------------
  TOTAL MUNICIPAL BONDS
   (COST $306,554) ................................                               312,434
                                                                            -------------

  NON-AGENCY ASSET-BACKED SECURITIES-2.77%
  American Express Credit Account
   Master Trust Series 2004-3 A
   4.35% 12/15/11 .................................   USD          10,000          10,164
  AmeriCredit Automobile
   Receivables Trust
   Series 2001-C A4 5.01% 7/14/08 .................   USD          71,851          72,716
   Series 2001-D A4 4.41% 11/12/08 ................   USD          64,041          64,615
  Capital One Master Trust Series
   2002-4A A 4.90% 3/15/10 ........................   USD         140,000         144,515
  Capital One Multi-Asset
   Execution Trust
   Series 2003-A4 3.65% 7/15/11 ...................   USD         160,000         159,207
   Series 2003-C2 4.32% 4/15/09 ...................   USD         100,000         101,013
**Chase Insurance Trust Series
   2004-A10 2.423% 7/15/10 ........................   USD         285,000         285,090
  Citibank Credit Card Issuance Trust
   Series 1999-2 A 5.875% 3/10/11 .................   USD          25,000          26,892
   Series 2003-A7 4.15% 7/7/17 ....................   USD          10,000           9,560
   Series 2004-A4 3.20% 8/24/09 ...................   USD          10,000           9,905
  Countrywide Asset-Backed Certificates
   Series 2004-9 AF2 3.337% 9/25/23 ...............   USD          25,000          24,818
 **Series 2004-S1 A2 3.872% 3/25/20 ...............   USD          65,000          64,858
   Household Automotive Trust
   Series 2002-1 A4 4.39% 5/18/09 .................   USD          20,000          20,249
   MBNA Master Credit Card Trust
 **Series 1996-B A 2.663% 8/15/08 .................   USD          45,000          45,140
   Series 2000-D C 8.40% 9/15/09 ..................   USD          25,000          27,473
   Series 2004-A4 2.70% 9/15/09 ...................   USD          60,000          58,994
   Series 2004-B1 4.45% 8/15/16 ...................   USD         185,000         179,720
**Merrill Lynch Mortgage Investors
   Series 2004-WMC5 A2B2
   2.768% 7/25/35 .................................   USD          70,000          70,001
  Mid-State Trust Series
   2004-1 A 6.005% 8/15/37 ........................   USD          13,973          14,236
**Novastar Home Equity Loan Series
   2004-4 A2B 2.758% 3/25/35 ......................   USD          70,000          70,018
  PP&L Transition Bond Series 1999-1
   A5 6.83% 3/25/07 ...............................   USD             845             853
  Renaissance Home Equity Loan
   Trust Series 2004-4 AF2 3.856%
   2/25/35 ........................................   USD          95,000          95,000
**Residential Asset Mortgage Products
   Series 2004-RZ2 AI3 4.30% 1/25/31 ..............   USD          50,000          50,360
  Structured Asset Securities Series
   2001-SB1 A2 3.375% 8/25/31 .....................   USD          70,849          67,242
  WFS Financial Owner Trust
   Series 2002-2 A4 4.50% 2/20/10 .................   USD          50,000          50,642
                                                                            -------------
  TOTAL ASSET-BACKED SECURITIES
   (COST $1,723,949) ..............................                             1,723,281
                                                                            -------------
  NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS-2.28%
  Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33 ..............   USD          16,019          16,459
   Series 2004-2 1A1 6.00% 3/25/34 ................   USD           4,365           4,482
   Series 2004-10 1CB1 6.00% 11/25/34 .............   USD         117,739         121,510
  Bank of America Funding Series
   2004-3 2A2 5.00% 9/25/19 .......................   USD          38,317          38,969
  Bank of America Mortgage Securities
 **Series 2003-D 1A2 3.428% 5/25/33 ...............   USD           1,034           1,033
 **Series 2003-I 2A4 3.828% 10/25/33 ..............   USD          15,000          14,948
   Series 2004-10 2A1 5.00% 12/25/19 ..............   USD         134,457         136,182
 **Series 2004-A 1A1 3.472% 2/25/34 ...............   USD           3,159           3,139
 **Series 2004-E 1A1 3.535% 6/25/34 ...............   USD           4,261           4,229
 **Series 2004-G 2A6 4.657% 8/25/34 ...............   USD          10,000          10,148
 **Series 2004-L 4A1 5.18% 1/25/35 ................   USD         110,000         111,320
**Countrywide Home Loan Mortgage
   Pass Through Trust Series
   2003-56 3A7B 2.556% 12/25/33 ...................   USD          65,000          65,572
**Countrywide Home Loans Series
   2003-21 A1 4.14% 5/25/33 .......................   USD           2,018           2,021
  Credit Suisse First Boston Mortgage
   Securities Series 2003-29 5A1
   7.00% 12/25/33 .................................   USD          16,715          17,357
  First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33 ...............   USD           3,158           3,365
 **Series 2004-AR5 4A1
   5.68% 10/25/34 .................................   USD          52,496          53,956
**Master Adjustable Rate Mortgages
   Trust Series 2003-6 1A2
   2.998% 12/25/33 ................................   USD          15,000          14,865
  Master Alternative Loans Trust
   Series 2003-9 1A1 5.50% 12/25/18 ...............   USD          12,208          12,534
  Morgan Stanley Mortgage Loan Trust
   Series 2004-9 5A 5.00% 11/25/19 ................   USD         104,151         104,460
  Nomura Asset Acceptance Series
   2004-AP1 A2 3.238% 3/25/34 .....................   USD          30,000          29,864
  Prime Mortgage Trust Series
   2004-CL1 1A1 6.00% 2/25/34 .....................   USD          23,472          23,977
  Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31 ..............   USD           3,188           3,293
**Structured Adjustable Rate Mortgage
   Loan Trust Series 2004-18 5A
   5.50% 12/25/34 .................................   USD          49,652          50,521
  Structured Asset Securities
 **Series 2002-22H 1A 6.995% 11/25/32 .............   USD           3,584           3,697
   Series 2004-12H 1A 6.00% 5/25/34 ...............   USD          73,983          75,740
  Tower Series 2004-2A A
   4.232% 12/15/14 ................................   USD          65,000          64,604

                                                            Diversified Income-9

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                              PRINCIPAL         MARKET
                                                               AMOUNT^          VALUE
                                                            -------------   -------------
                                                                               (U.S. $)
  NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
  Washington Mutual
  **Series 2002-AR16 A
    4.016% 12/25/32 ...............................   USD          68,763   $      68,894
  **Series 2003-AR4 A7 3.95% 5/25/33 ..............   USD           8,254           8,241
  **Series 2003-AR9 1A7 4.059% 9/25/33 ............   USD          35,545          35,275
    Series 2004-CB3 1A 6.00% 10/25/34 .............   USD          74,471          76,812
    Series 2004-CB3 4A 6.00% 10/25/19 .............   USD          23,830          24,843
 **Wells Fargo Mortgage Backed
    Securities Trust
    Series 2003-K 2A5 4.522% 11/25/33 .............   USD          10,000           9,675
    Series 2003-M A1 4.74% 12/25/33 ...............   USD          16,407          16,253
    Series 2004-DD 2A3 4.548% 1/25/35 .............   USD         100,000         100,219
    Series 2004-DD 2A6 4.548% 1/25/35 .............   USD          90,000          89,870
                                                                            -------------
  TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $1,417,478) ..............................                             1,418,327
                                                                            -------------
  REGIONAL AGENCY-0.91%
  AUSTRALIA-0.91%
  Queensland Treasury
   6.00% 6/14/11 ..................................   AUD         617,000         498,500
   6.00% 8/14/13 ..................................   AUD          86,000          69,779
                                                                            -------------
  TOTAL REGIONAL AGENCY
   (COST $530,110) ................................                               568,279
                                                                            -------------
  REGIONAL AUTHORITY-0.85%
  CANADA-0.85%
  Ontario Province 1.875% 1/25/10 .................   JPY      51,000,000         529,009
                                                                            -------------
  TOTAL REGIONAL AUTHORITY
   (COST $511,124) ................................                               529,009
                                                                            -------------
  SOVEREIGN AGENCIES-1.91%
  JAPAN-1.91%
  Development Bank of Japan
   1.75% 6/21/10 ..................................   JPY      62,000,000         640,443
  Japan Bank Cooperative
   0.35% 3/19/08 ..................................   JPY      56,000,000         548,261
                                                                            -------------
  TOTAL SOVEREIGN AGENCIES
   (COST $1,165,865) ..............................                             1,188,704
                                                                            -------------
  SOVEREIGN DEBT-14.61%
  AUSTRIA-0.26%
  Republic of Austria 5.25% 1/4/11 ................   EUR         108,000         163,102
                                                                            -------------
                                                                                  163,102
                                                                            -------------
  BELGIUM-1.13%
  Kingdom of Belgium
   5.75% 3/28/08 ..................................   EUR         294,000         435,751
   5.75% 9/28/10 ..................................   EUR         172,000         265,212
                                                                            -------------
                                                                                  700,963
                                                                            -------------
  BRAZIL-0.23%
**Brazilian Government International
   Bond 3.063% 4/15/24 ............................   USD         150,000         139,978
                                                                            -------------
                                                                                  139,978
                                                                            -------------
  ECUADOR-0.18%
##Republic of Ecuador 7.00% 8/15/30 ...............   USD         130,000         112,613
                                                                            -------------
                                                                                  112,613
                                                                            -------------
  EL SALVADOR-0.09%
  Republic of El Salvador 8.25% 4/10/32 ...........   USD          55,000          56,355
                                                                            -------------
                                                                                   56,355
                                                                            -------------
  FINLAND-0.60%
  Republic of Finland 5.75% 2/23/11 ...............   EUR         241,000         373,328
                                                                            -------------
                                                                                  373,328
                                                                            -------------

  FRANCE-1.88%
  Government of France
   4.00% 4/25/13 ..................................   EUR         711,000       1,000,609
   5.00% 1/12/06 ..................................   EUR         121,000         169,022
                                                                            -------------
                                                                                1,169,631
                                                                            -------------
  GERMANY-3.94%
  Deutschland Republic
   4.50% 1/4/13 ...................................   EUR         740,000       1,075,236
   4.75% 7/4/34 ...................................   EUR         369,000         540,510
   5.00% 7/4/11 ...................................   EUR         561,000         838,183
                                                                            -------------
                                                                                2,453,929
                                                                            -------------
  ITALY-2.46%
  Italy Bouni Poliennali Del
   Tesoro 5.00% 8/1/34 ............................   EUR         186,000         276,182
  Republic of Italy
   0.65% 3/20/09 ..................................   JPY      52,600,000         518,038
   3.80% 3/27/08 ..................................   JPY      41,000,000         445,063
   5.75% 7/25/16 ..................................   EUR         182,000         289,887
                                                                            -------------
                                                                                1,529,170
                                                                            -------------
  NETHERLANDS-0.52%
  Netherlands Government
   5.75% 2/15/07 ..................................   EUR         224,000         324,280
                                                                            -------------
                                                                                  324,280
                                                                            -------------
  POLAND-1.40%
  Poland Government
   5.00% 10/24/13 .................................   PLZ       1,031,000         324,118
   6.00% 5/24/09 ..................................   PLZ       1,651,000         549,048
                                                                            -------------
                                                                                  873,166
                                                                            -------------
  RUSSIA-0.10%
  Russian Ministry of Finance
   3.00% 5/14/11 ..................................   USD          70,000          59,206
                                                                            -------------
                                                                                   59,206
                                                                            -------------
  UNITED KINGDOM-1.42%
  UK Treasury
   4.00% 3/7/09 ...................................   GBP         393,550         741,853
   8.00% 9/27/13 ..................................   GBP          58,000         138,999
                                                                            -------------
                                                                                  880,852
                                                                            -------------
  VENEZUELA-0.40%
  Venezuela 6.75% 3/31/20 .........................   USD         250,000         249,253
                                                                                  249,253
                                                                            -------------
  TOTAL SOVEREIGN DEBT
   (COST $8,359,513) ..............................                             9,085,826
                                                                             -------------

                                                           Diversified Income-10

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                               PRINCIPAL         MARKET
                                                                AMOUNT^          VALUE
                                                             -------------   -------------
                                                                               (U.S. $)
   SUPRANATIONAL BANKS-1.78%
   European Investment Bank
    2.125% 9/20/07 .................................   JPY      31,000,000   $     318,464
   Inter-American Development Bank
    1.90% 7/8/09 ...................................   JPY      42,000,000         435,763
   International Bank for
    Reconstruction & Development
    2.00% 2/18/08 ..................................   JPY      34,000,000         349,829
                                                                             -------------
   TOTAL SUPRANATIONAL BANKS
    (COST $1,050,224) ..............................                             1,104,056
                                                                             -------------
   U.S. TREASURY OBLIGATIONS-10.98%
   U.S. Treasury Bond 5.375% 2/15/31 ...............   USD         425,000         459,697
   U.S. Treasury Inflation Index Notes
    'd'2.00% 1/15/14 ...............................   USD          82,638          85,557
    2.00% 7/15/14 ..................................   USD       1,225,222       1,264,468
    2.375% 1/15/25 .................................   USD         283,522         303,269
    3.375% 4/15/32 .................................   USD          91,401         120,982
   U.S. Treasury Notes
    2.75% 8/15/07 ..................................   USD         380,000         375,948
    3.00% 11/15/07 .................................   USD       2,220,000       2,206,993
    3.50% 11/15/09 .................................   USD         165,000         164,278
    3.50% 12/15/09 .................................   USD       1,520,000       1,513,113
    'd'4.25% 11/15/14 ..............................   USD         335,000         335,982
                                                                             -------------
                                                                                 6,830,287
                                                                             -------------
   TOTAL U.S. TREASURY OBLIGATIONS
   (COST $6,821,235) ...............................                             6,830,287
                                                                             -------------


                                                               NUMBER OF         MARKET
                                                                SHARES           VALUE
                                                             -------------   -------------
                                                                               (U.S. $)
   COMMON STOCK-0.00%
   MCI .............................................                    38   $         766
                                                                             -------------
   TOTAL COMMON STOCK
    (COST $1,413) ..................................                                   766
                                                                             -------------
   PREFERRED STOCKS-0.27%
   Alamosa Delaware 7.50% ..........................                   170         159,503
   Host Marriott Preferred Class B 10.00% ..........                   225           5,805
   Nexen 7.35% .....................................                   200           5,386
                                                                             -------------
   TOTAL PREFERRED STOCKS
    (COST $160,356) ................................                               170,694
                                                                             -------------

                                                               PRINCIPAL
                                                                AMOUNT^
                                                             -------------
   REPURCHASE AGREEMENTS-19.91%
   With BNP Paribas 1.55% 1/3/05
    (dated 12/31/04, to be repurchased
    at $6,733,870, collateralized by
    $6,921,000 U.S. Treasury Bills due
    4/28/05, market value $6,869,183) ..............   USD       6,733,000       6,733,000
   With UBS Warburg 1.55% 1/3/05
    (dated 12/31/04, to be repurchased
    at $5,647,729, collateralized by
    $5,647,000 U.S. Treasury Bills due
    4/28/05, market value $5,604,141
    and $154,000 U.S. Treasury Notes
    6.75% due 5/15/05, market
    value $158,281) ................................   USD      5,647,0000       5,647,000
                                                                             -------------
   TOTAL REPURCHASE AGREEMENTS
    (COST $12,380,000) .............................                            12,380,000
                                                                             -------------

TOTAL MARKET VALUE OF SECURITIES-111.86% (COST $68,168,694) .............       69,564,123
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(11.86%) ................       (7,376,963)~
                                                                             -------------
NET ASSETS APPLICABLE TO 6,601,051 SHARES OUTSTANDING-100.00% ...........    $  62,187,160
                                                                             =============
NET ASSET VALUE-DELAWARE VIP DIVERSIFIED INCOME SERIES STANDARD CLASS
 ($14,770,089 / 1,563,039 shares) .......................................    $        9.45
                                                                             =============
NET ASSET VALUE-DELAWARE VIP DIVERSIFIED
 INCOME SERIES SERVICE CLASS ($47,417,071 / 5,038,012 shares) ...........    $        9.41
                                                                             =============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:
Shares of beneficial interest (unlimited authorization-no par) ..........    $  59,552,058
Undistributed net investment income .....................................          781,146
Accumulated net realized gain on investments ............................          428,784
Net unrealized appreciation of investments and foreign currencies .......        1,425,172
                                                                             -------------
Total net assets ........................................................    $  62,187,160
                                                                             =============

----------
  ^Principal amount is stated in the currency in which each bond is denominated.

AUD - Australian Dollar
EUR - European Monetary Unit
GBP - British Pounds
JPY - Japanese Yen
PLZ - Polish Zloty
USD - U.S. Dollar

  >  Non-income producing security for the year ended December 31, 2004.
 ++ Non-income producing security. Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets.
  o  Illiquid security. See Note #11 in "Notes to Financial Statements."
  # Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #11 in "Notes to Financial Statements."
 ^^  Non-income producing security. Security is currently in default.
 ## Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at December 31, 2004.
  * Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
 ** Variable rate notes. The interest rate shown is the rate as of December 31, 2004.
  &  The interest rate shown is the yield at the time of purchase.
  ~ Of this amount, $9,869,655 represents payable for securities purchased as of December 31, 2004.
'd' Fully or partially pledged as collateral for financial futures contracts.

                                                           Diversified Income-11

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GMAC - General Motors Acceptance Corp.
GNMA - Government National Mortgage Association
IO - Interest Only Strip
PRN - Principal Only Strip
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be Announced
yr - Year

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

The following foreign currency exchange contracts were outstanding at December 31, 2004:

                                                                                        UNREALIZED
                                                                                       APPRECIATION
          CONTRACTS TO RECEIVE (DELIVER)        IN EXCHANGE FOR    SETTLEMENT DATE    (DEPRECIATION)
          -------------------------------       ---------------    ---------------    ---------------
                45,171 Australian Dollars             US$35,134         1/4/05        $           269
                 7,186 Australian Dollars              US$5,608         1/5/05                     23
                    28,466 British Pounds             US$54,728         1/4/05                    (85)
                     4,107 British Pounds              US$7,917         1/5/05                    (33)
                  (60,000) British Pounds          US$(114,546)        2/22/05                   (251)
          295,046 European Monetary Units            US$402,266         1/3/05                 (1,221)
           40,507 European Monetary Units             US$55,122         1/4/05                    (62)
                  41,028,867 Japanese Yen            US$397,451         1/4/05                  3,010
                     126,808 Polish Zloty             US$42,432         1/3/05                   (103)
                      27,168 Polish Zloty              US$9,050         1/4/05                     17
                                                                                      ---------------
                                                                                      $         1,564
                                                                                      ===============

FUTURES CONTRACTS(2)

The following futures contracts were outstanding at December 31, 2004:

                                                                                           UNREALIZED
            CONTRACTS                NOTIONAL           NOTIONAL                           APPRECIATION
          TO BUY (SELL)           COST (PROCEEDS)         VALUE         EXPIRATION DATE   (DEPRECIATION)
-------------------------------   ---------------    ---------------    ---------------   ---------------
10 U.S. Treasury 10 year notes    $     1,115,191    $     1,119,375               3/05   $         4,184
(87) U.S. Treasury 2 year notes       (18,231,481)       (18,234,656)              3/05            (3,175)
(10) U.S. Treasury 5 year notes        (1,096,654)        (1,095,313)              3/05             1,341
2 U.S. Treasury long bond                 223,935            225,000               3/05             1,065
                                                                                          ---------------
                                                                                          $         3,415
                                                                                          ===============

(1) See Note #7 in "Notes to Financial Statements."
(2) See Note #8 in "Notes to Financial Statements."

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

                             See accompanying notes

                                                           Diversified Income-12

DELAWARE VIP TRUST-
DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2004

INVESTMENT INCOME:
Interest ...............................................   $   777,733
Dividends ..............................................         1,409
                                                           -----------
                                                               779,142
                                                           -----------
EXPENSES:
Management fees ........................................       109,652
Distribution expenses - Service Class ..................        34,095
Custodian fees .........................................        16,151
Pricing fees ...........................................        14,242
Reports and statements to shareholders .................         6,344
Accounting and administration expenses .................         5,693
Registration fees ......................................         5,423
Professional fees ......................................         5,239
Dividend disbursing and transfer agent fees and expenses         1,760
Trustees' fees .........................................         1,012
Other ..................................................           192
                                                           -----------
                                                               199,803
Less expenses absorbed or waived .......................       (30,842)
                                                           -----------
Less waiver of distribution expenses - Service Class ...        (5,683)
                                                           -----------
Total expenses .........................................       163,278
NET INVESTMENT INCOME ..................................       615,864
                                                           -----------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
 Investments ...........................................       400,634
 Futures contracts .....................................        41,140
 Options written .......................................           214
 Swap agreements .......................................         3,579
 Foreign currencies ....................................       158,778
                                                           -----------
Net realized gain ......................................       604,345
Net change in unrealized appreciation/depreciation
 of investments and foreign currencies .................     1,365,865
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES ....................     1,970,210
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .......................................   $ 2,586,074
                                                           ===========
                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF CHANGES IN NET ASSETS

                                                                         YEAR            PERIOD
                                                                         ENDED         5/16/03* TO
                                                                       12/31/04         12/31/03
                                                                     -------------    -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income ............................................   $     615,864    $      55,794
Net realized gain (loss) on investments
 and foreign currencies ..........................................         604,345          (11,249)
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies ..........................................       1,365,865           59,307
                                                                     -------------    -------------
Net increase in net assets resulting
 from operations .................................................       2,586,074          103,852
                                                                     -------------    -------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class ..................................................         (54,824)               -
                                                                     -------------    -------------
                                                                           (54,824)               -
                                                                     -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ..................................................      15,134,395        2,000,009
 Service Class ...................................................      47,885,578                9
Netasset value of shares issued upon reinvestment of dividends and distributions:
 Standard Class ..................................................          54,824                -
                                                                     -------------    -------------
                                                                        63,074,797        2,000,018
                                                                     -------------    -------------
Cost of shares repurchased:
 Standard Class ..................................................      (3,175,375)               -
 Service Class ...................................................      (2,347,382)               -
                                                                     -------------    -------------
                                                                        (5,522,757)               -
                                                                     -------------    -------------
Increase in net assets derived from
 capital share transactions ......................................      57,552,040        2,000,018
                                                                     -------------    -------------
NET INCREASE IN NET ASSETS .......................................      60,083,290        2,103,870
NET ASSETS:
Beginning of year ................................................       2,103,870                -
                                                                     -------------    -------------
End of year (including undistributed net
 investment income of $781,146 and
 $54,558, respectively) ..........................................   $  62,187,160    $   2,103,870
                                                                     =============    =============

 *Commencement of operations.

                             See accompanying notes

                                                           Diversified Income-13

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                             DELAWARE VIP DIVERSIFIED
                                                                           INCOME SERIES STANDARD CLASS
                                                                         -------------------------------
                                                                                              PERIOD
                                                                              YEAR          5/16/03(1)
                                                                              ENDED             TO
                                                                            12/31/04         12/31/03
                                                                         -------------     -------------
Net asset value, beginning of period .................................   $       8.940     $       8.500
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2) .............................................           0.348             0.240
Net realized and unrealized gain on
 investments and foreign currencies ..................................           0.395             0.200
                                                                         -------------     -------------
Total from investment operations .....................................           0.743             0.440
                                                                         -------------     -------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ................................................          (0.233)                -
                                                                         -------------     -------------
Total dividends and distributions ....................................          (0.233)                -
                                                                         -------------     -------------
Net asset value, end of period .......................................   $       9.450     $       8.940
                                                                         =============     =============
Total return(3) ......................................................            8.47%             5.18%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..............................   $      14,770     $       2,104
Ratio of expenses to average net assets ..............................            0.80%             0.80%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .............................            0.98%             1.59%
Ratio of net investment income to average net assets .................            3.82%             4.43%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ..................            3.64%             3.64%
Portfolio turnover ...................................................             493%              521%

----------
(1)Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)The average shares outstanding method has been applied for per share information.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                           Diversified Income-14

DELAWARE VIP DIVERSIFIED INCOME SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                             DELAWARE VIP DIVERSIFIED
                                                                            INCOME SERIES SERVICE CLASS
                                                                         -------------------------------
                                                                             YEAR           5/16/03(1)
                                                                             ENDED              TO
                                                                           12/31/04          12/31/03
                                                                         -------------     -------------
Net asset value, beginning of period .................................   $       8.930     $       8.500

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2) .............................................           0.326             0.216
Net realized and unrealized gain on
 investments and foreign currencies ..................................           0.373             0.214
                                                                         -------------     -------------
Total from investment operations .....................................           0.699             0.430
                                                                         -------------     -------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ................................................          (0.219)                -
                                                                         -------------     -------------
Total dividends and distributions ....................................          (0.219)                -
                                                                         -------------     -------------
Net asset value, end of period .......................................   $       9.410     $       8.930
                                                                         =============     =============
Total return(3) ......................................................            7.85%             5.06%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..............................   $      47,417                 -
Ratio of expenses to average net assets ..............................            1.05%             1.05%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .............................            1.28%             1.89%
Ratio of net investment income to average net assets .................            3.57%             4.18%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ..................            3.34%             3.34%
Portfolio turnover ...................................................             493%              521%

(1)Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)The average shares outstanding method has been applied for per share information.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                           Diversified Income-15

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (formerly Delaware VIP Large Cap Value Series). These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

                                                           Diversified Income-16

DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

Prior to September 24, 2004, DMC had entered into a sub-advisory agreement with Delaware International Advisers Ltd. ("DIAL") which has since been renamed Mondrian Investment Partners Limited ("Mondrian"), an affiliate of DMC, related to the foreign securities portion of the Series. For the services provided, DMC paid DIAL a portion of the management fee based on the portion of foreign assets in the portfolio. The Series did not pay any fees directly to DIAL. DMC has assumed responsibility for the day-to-day management of the assets formerly managed by DIAL.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services. Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2004, the Series had receivables from or liabilities payable to affiliates as follows:

                             DIVIDEND DISBURSING,
     INVESTMENT                 TRANSFER AGENT,
     MANAGEMENT          ACCOUNTING AND ADMINISTRATION      OTHER EXPENSES
   FEE PAYABLE TO           FEES AND OTHER EXPENSES         PAYABLE TO DMC
        DMC                     PAYABLE TO DSC              AND AFFILIATES*
   --------------        -----------------------------      ---------------
     $ 30,142                       $ 1,944                    $ 15,703

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2004, the Series was charged $122 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the year ended December 31, 2004, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government
 securities ...................................   $  98,083,904
Purchases of U.S. government securities .......      30,171,875
Sales other than U.S. government securities ...      51,287,910
Sales of U.S. government securities ...........      22,977,648

At December 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                        AGGREGATE        AGGREGATE
       COST OF         UNREALIZED        UNREALIZED       NET UNREALIZED
     INVESTMENTS      APPRECIATION      DEPRECIATION       APPRECIATION
   ---------------   ---------------   ---------------    ---------------
   $    68,182,854   $     1,460,611   $       (79,342)   $     1,381,269

                                                           Diversified Income-17

DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the periods ended December 31, 2004 and 2003 was as follows:

                           YEAR           PERIOD*
                           ENDED           ENDED
                         12/31/04        12/31/03
                       -------------   -------------
Ordinary income ....   $      54,824   $           -

*Commenced operations on May 16, 2003.

As of December 31, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ......   $  59,552,058
Undistributed ordinary income ......       1,181,832
Undistributed long-term
 capital gain ......................          55,425
Post-October losses ................         (17,415)
Unrealized appreciation of
 investments and foreign
 currencies . ......................       1,415,260
                                       -------------
Net assets .........................   $  62,187,160
                                       =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market on futures contracts.

Post-October losses represent losses realized on investment transactions from November 1, 2004 through December 31, 2004 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2004, the Series recorded the following reclassifications. Reclassifications are primarily due to tax treatment of paydowns of mortgage- and asset-backed securities and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications.

            UNDISTRIBUTED        ACCUMULATED
                 NET            NET REALIZED
          INVESTMENT INCOME      GAIN (LOSS)
          -----------------   -----------------
              $ 165,548          $ (165,548)

For federal income tax purposes, $7,716 of capital loss carryforwards from prior years was utilized in 2004.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                  YEAR        PERIOD*
                                                 ENDED         ENDED
                                                12/31/04      12/31/03
                                               ----------    ----------
Shares sold:
  Standard Class ...........................    1,662,559       235,295
  Service Class ............................    5,296,057             1
Shares issued upon reinvestment of dividends
 and distributions:
  Standard Class ...........................        6,153             -
                                               ----------    ----------
                                                6,964,769       235,296
                                               ----------    ----------
Shares repurchased:
  Standard Class ...........................     (340,968)            -
  Service Class ............................     (258,046)            -
                                               ----------    ----------
                                                 (599,014)            -
                                               ----------    ----------
Net increase ...............................    6,365,755       235,296
                                               ==========    ==========
*Commenced operations on May 16, 2003

                                                           Diversified Income-18

DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2004, or at any time during the year.

7. FOREIGN EXCHANGE CONTRACTS

The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. FUTURES CONTRACTS

The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

9. OPTIONS WRITTEN

During the year ended December 31, 2004, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the year ended December 31, 2004 for the Series, were as follows:

                                              NUMBER
                                           OF CONTRACTS       PREMIUMS
                                           -------------    -------------
Options outstanding at
 December 31, 2003 .....................               -    $           -
Options written ........................               2              771
Options terminated in closing
 purchase transactions .................              (2)            (771)
                                           -------------    -------------
Options outstanding at
 December 31, 2004 .....................               -    $           -
                                           =============    =============
10. SWAP AGREEMENTS

During the year ended December 31, 2004, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

No total return swap agreements were outstanding at December 31, 2004.

                                                           Diversified Income-19

DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

11. CREDIT AND MARKET RISK

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed-income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. Securities with contractual restrictions on resale or Rule 144A securities, if liquid, may not be subject to the Series' 10% restriction on investing in such assets. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Statement of Net Assets.

12. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

13. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2004, the Series designates distributions paid during the year as follows:

                (A)                (B)
             LONG-TERM           ORDINARY
           CAPITAL GAINS          INCOME              TOTAL
           DISTRIBUTIONS      DISTRIBUTIONS        DISTRIBUTION
            (TAX BASIS)        (TAX BASIS)         (TAX BASIS)
          ----------------   ----------------    ----------------
                  -                100%                100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.

                                                           Diversified Income-20

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Diversified Income Series

We have audited the accompanying statement of net assets of the Delaware VIP Diversified Income Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and the period May 16, 2003 (commencement of operations) to December 31,2003. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the over all financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Diversified Income Series of Delaware VIP Trust at December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year and the period May 16, 2003 (commencement of operations) to December 31, 2003, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 9, 2005


The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                           Diversified Income-21

DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                               NUMBER OF             OTHER
                                                                      PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
         NAME,             POSITION(s)                               OCCUPATION(s)          COMPLEX OVERSEEN        HELD BY
        ADDRESS             HELD WITH       LENGTH OF TIME              DURING            BY TRUSTEE/DIRECTOR    TRUSTEE/DIRECTOR
     AND BIRTHDATE           FUND(s)            SERVED               PAST 5 YEARS               OR OFFICER          OR OFFICER
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)       Chairman,          5 Years -         Since August 2000,               75                  None
   2005 Market Street    President, Chief  Executive Officer  Mr. Driscoll has served
    Philadelphia, PA    Executive Officer                       in various executive
        19103             and Trustee(4)                      capacities at different
                                               2 Years -         times at Delaware
    March 10, 1963                             Trustee             Investments(1)

                                                              Senior Vice President and
                                                              Director of Fixed-Income
                                                              Process - Conseco Capital
                                                                      Management
                                                              (June 1998 - August 2000)

 INDEPENDENT TRUSTEES

   WALTER P. BABICH          Trustee           17 Years           Board Chairman -                92                  None
  2005 Market Street                                            Citadel Construction
   Philadelphia, PA                                                 Corporation
        19103                                                     (1989 - Present)

  October 1, 1927

    JOHN H. DURHAM           Trustee          26 Years(3)         Private Investor                92           Trustee and Audit
  2005 Market Street                                                                                           Committee Member -
   Philadelphia, PA                                                                                            Abington Memorial
        19103                                                                                                       Hospital

    August 7, 1937                                                                                             President/Director -
                                                                                                               22 WR Corporation

     JOHN A. FRY            Trustee(4)          4 Years        President - Franklin &             75           Director - Community
  2005 Market Street                                              Marshall College                               Health Systems
   Philadelphia, PA                                            (June 2002 - Present)
       19103

     May 28, 1960                                             Executive Vice President-
                                                              University of Pennsylvania
                                                               (April 1995 - June 2002)

   ANTHONY D. KNERR          Trustee            12 Years      Founder/Managing Director-          92                  None
  2005 Market Street                                          Anthony Knerr & Associates
   Philadelphia, PA                                            (Strategic Consulting)
       19103                                                       (1990 - Present)

   December 7, 1938

     ANN R. LEVEN            Trustee            16 Years        Treasurer/Chief Fiscal           92            Director and Audit
  2005 Market Street                                          Officer - National Gallery                            Committee
   Philadelphia, PA                                              of Art (1994 - 1999)                         Chairperson - Andy
         19103                                                                                                 Warhol Foundation

   November 1, 1940                                                                                            Director and Audit
                                                                                                               Committee Member -
                                                                                                                  Systemax Inc.

                                                           Diversified Income-22

                                                                                               NUMBER OF             OTHER
                                                                      PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
         NAME,             POSITION(S)                               OCCUPATION(s)          COMPLEX OVERSEEN        HELD BY
        ADDRESS             HELD WITH       LENGTH OF TIME              DURING            BY TRUSTEE/DIRECTOR    TRUSTEE/DIRECTOR
     AND BIRTHDATE           FUND(s)            SERVED               PAST 5 YEARS               OR OFFICER          OR OFFICER
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
 (CONTINUED)

   THOMAS F. MADISON          Trustee           11 Years           President/Chief                92                Director -
  2005 Market Street                                              Executive Officer -                             Banner Health
   Philadelphia, PA                                               MLM Partners, Inc.
       19103                                                  (Small Business Investing                         Director and Audit
                                                                    and Consulting)                             Committee Member -
  February 25, 1936                                            (January 1993 - Present)                        Center Point Energy

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Digital River Inc.

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Rimage Corporation

                                                                                                                Director - Valmont
                                                                                                                 Industries, Inc.

   JANET L. YEOMANS           Trustee            6 Years       Vice President/Mergers &           92                 None
  2005 Market Street                                              Acquisitions - 3M
   Philadelphia, PA                                                  Corporation
       19103                                                   (January 2003 - Present)

     July 31, 1948                                               Ms. Yeomans has held
                                                                  various management
                                                                   positions at 3M
                                                               Corporation since 1983.

OFFICERS

  JOSEPH H. HASTINGS        Executive            1 Year       Mr. Hastings has served in          92                None(5)
  2005 Market Street      Vice President                          various executive
   Philadelphia, PA           and                                    capacities
         19103           Chief Financial                        at different times at
                             Officer                            Delaware Investments.
   December 19, 1949

  RICHELLE S. MAESTRO    Executive Vice          2 Years       Ms. Maestro has served in           92                None(5)
  2005 Market Street    President, Chief                          various executive
   Philadelphia, PA     Legal Officer and                      capacities at different
         19103             Secretary                               times at Delaware
                                                                     Investments.
   November 26, 1957

   MICHAEL P. BISHOF      Senior Vice            8 Years       Mr. Bishof has served in           92                None(5)
  2005 Market Street     President and                            various executive
   Philadelphia, PA        Treasurer                           capacities at different
         19103                                                    times at Delaware
                                                                     Investments.
    August 18, 1962

----------
(1)Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2)Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3)Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4)Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5)Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                           Diversified Income-23

DELAWARE VIP TRUST - DELAWARE VIP EMERGING MARKETS SERIES

PORTFOLIO SNAPSHOT

     For its fiscal year ended December 31, 2004, Delaware Emerging Markets Series returned +33.47% (Standard Class shares with distributions reinvested). The Series significantly outperformed both the +20.70% gain of its benchmark, the MSCI EMF Index, and its peer group, as measured by the Lipper Emerging Markets Fund Average, which gained +24.16% (source: Lipper Inc.).

     Latin America showed the strongest performance from start to finish. Brazil and Mexico in particular posted solid gains. After the explosive returns investors witnessed in the emerging markets during 2003, a certain amount of profit taking in many of the leading markets was inevitable. Some of the more obvious pricing anomalies in these markets have been smoothed out.

INVESTMENT OUTLOOK

     The dreadful tsunami that struck Asia in December is now thought to have left at least 350,000 people dead and several million people homeless. The scale of the human tragedy has shocked the world, galvanizing efforts to bring humanitarian aid to the survivors. Despite the immense human cost, however, we believe the economic impact on the affected countries is likely to be relatively small. The impact has fallen mainly on the agriculture, fishing and tourism that represented the main economic activities in the regions affected; the few industrial facilities in those regions appear to have escaped relatively unscathed. The net reduction in GDP is expected to be less than 0.5% for Thailand, India and Indonesia. As economic growth is expected to exceed 5% in each of these countries in 2005 it is clear that the tsunami will not likely come close to pushing them into recession. We believe the positive economic impact of the reconstruction work itself will go some way to offset the disruption, albeit with a time lag. The limited impact on economic fundamentals and the minor stock-market representation of the most affected industries explain the muted reaction of the financial markets; the regions' major stock markets ended December down only slightly from pre-tsunami levels, and Thailand and India managed to record gains during the month.

Performance of a $10,000 investment

                        Delaware VIP
                  "Emerging Markets Series         "MSCI Emerging
                    Standard Class Shares"        Markets Free Index"
                  ------------------------        -------------------

       5/1/1997           $10,000                          -
       5/31/1997          $10,300                    $10,000
      12/31/1997           $8,880                     $7,910
      12/31/1998           $5,996                     $5,906
      12/31/1999           $8,890                     $9,828
      12/31/2000           $6,792                     $6,820
      12/31/2001           $7,151                     $7,151
      12/31/2002           $7,521                     $6,722
      12/31/2003          $12,826                    $10,505
      12/31/2004          $17,119                    $13,231



                      DELAWARE VIP EMERGING MARKETS SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                    STANDARD CLASS   SERVICE CLASS
                       SHARES*          SHARES**
                    --------------   -------------
LIFETIME                     +7.26%         +17.16%
FIVE YEARS                  +14.00%             --
ONE YEAR                    +33.47%         +33.26%

     For the periods ended December 31, 2004

*  Commenced operations on May 1, 1997.

** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP Emerging Markets Series Standard Class shares for the period from the Series' inception on May 1, 1997 through December 31, 2004. All distributions were reinvested. The chart also shows a $10,000 investment in the MSCI Emerging Markets Free Index at that month's end, May 31, 1997. After May 31, 1997, returns plotted on the chart were as of the last day of each month shown. The MSCI Emerging Markets Free Index is an unmanaged index of stocks in the world's emerging markets regions. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Emerging Markets Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.

                                                            Emerging Markets - 1

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2004 to December 31, 2004

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series' and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                       EXPENSES
                               BEGINNING      ENDING                  PAID DURING
                                ACCOUNT       ACCOUNT    ANNUALIZED     PERIOD
                                 VALUE         VALUE      EXPENSE      7/1/04 TO
                                 7/1/04      12/31/04      RATIOS      12/31/04*
                               ----------   ----------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class                 $ 1,000.00   $ 1,317.00         1.50%  $      8.74
Service Class                    1,000.00     1,316.40         1.75%        10.19

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                 $ 1,000.00   $ 1,017.60         1.50%  $      7.61
Service Class                    1,000.00     1,016.34         1.75%         8.87

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                            Emerging Markets - 2

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
SECTOR ALLOCATIONS
As of December 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                   PERCENTAGE
SECTOR                                            OF NET ASSETS
-----------------------------------------------   -------------
COMMON STOCK                                              95.12%
                                                  -------------
Argentina                                                  0.77%
Brazil                                                    13.26%
Chile                                                      2.07%
China                                                      7.16%
Croatia                                                    1.36%
Czech Republic                                             1.98%
Egypt                                                      1.97%
Estonia                                                    1.49%
Hungary                                                    3.56%
India                                                      1.82%
Indonesia                                                  2.49%
Israel                                                     2.14%
Malaysia                                                   6.76%
Mexico                                                     7.96%
Morocco                                                    0.03%
Panama                                                     1.46%
Poland                                                     1.35%
Republic of Korea                                         14.59%
Russia                                                     1.08%
South Africa                                              11.50%
Taiwan                                                     5.78%
Thailand                                                   3.22%
United Kingdom                                             1.32%
                                                  -------------
REPURCHASE AGREEMENTS                                      6.53%
                                                  -------------
TOTAL MARKET VALUE OF SECURITIES                         101.65%
                                                  -------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS           (1.65)%
                                                  -------------
TOTAL NET ASSETS                                         100.00%
                                                  -------------

                                                            Emerging Markets - 3

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF NET ASSETS
December 31, 2004

                                                    NUMBER         MARKET
                                                   OF SHARES       VALUE
                                                 ------------   ------------
                                                                  (U.S. $)
 COMMON STOCK-95.12%**
 ARGENTINA-0.77%
 Tenaris ADR .................................          7,700   $    376,530
                                                                ------------
                                                                     376,530
                                                                ------------
 BRAZIL-13.26%
>Caemi Mineracao e Metalurgia ................        638,000        547,681
 Companhia de Concessoes Rodoviarias .........         22,500        492,188
 Companhia de Saneamento Basico
  do Estado de Sao Paulo .....................      9,510,000        563,761
 Companhia Saneamento Basico ADR .............         15,900        238,023
 Companhia Siderurgica Nacional ..............         38,400        734,313
 Companhia Vale do Rio Doce ADR ..............         14,500        353,510
 Investimentos Itau ..........................        587,000      1,016,641
 Petroleo Brasileiro .........................          6,573        240,424
 Petroleo Brasileiro ADR .....................         17,200        622,812
 Ultrapar Participacoes ......................     35,700,000        685,505
 Votorantim Celulose e Papel ADR .............         62,000      1,004,400
                                                                ------------
                                                                   6,499,258
                                                                ------------
 CHILE-2.07%
 AFP Provida .................................        100,893        188,806
 AFP Provida ADR .............................          5,229        149,027
 Banco Santander ADR .........................         20,000        677,199
                                                                ------------
                                                                   1,015,032
                                                                ------------
oCHINA-7.16%
 Asia Aluminum Holdings ......................      3,158,000        325,035
 Beijing Capital International Airport .......        690,000        292,948
 China Merchants Holdings International ......        116,000        218,637
 China Telecom ...............................      1,412,000        517,735
 Fountain Set ................................        818,000        531,463
 Guangshen Railway ...........................      1,366,000        557,985
 Texwinca ....................................        440,000        416,072
 Zhejiang Expressway .........................        942,000        648,385
                                                                ------------
                                                                   3,508,260
                                                                ------------
 CROATIA-1.36%
 Pliva GDR ...................................         52,708        666,493
                                                                ------------
                                                                     666,493
                                                                ------------
 CZECH REPUBLIC-1.98%
 Cesky Telecom ...............................         29,634        489,956
 Philip Morris ...............................            641        481,562
                                                                ------------
                                                            -        971,518
                                                                ------------
 EGYPT-1.97%
 MobiNil-Egyptian Mobile Services ............         45,162        966,482
                                                                ------------
                                                                     966,482
                                                                ------------
 ESTONIA-1.49%
 Eesti Telekom ...............................         10,391        101,693
 Eesti Telekom GDR ...........................          9,043        264,960
#Eesti Telekom GDR 144A ......................          1,591         46,711
 Hansabank ...................................         24,410        318,853
                                                                ------------
                                                                     732,217
                                                                ------------

 HUNGARY-3.56%
 Gedeon Richter ..............................          2,587        324,941
 Gedeon Richter GDR ..........................            166         20,584
#Gedeon Richter GDR 144A .....................          1,214        152,485
 Magyar Tavkozlesi ...........................        182,187        871,999
 OTP Bank ....................................         12,110        373,235
                                                                ------------
                                                                   1,743,244
                                                                ------------
 INDIA-1.82%
 GAIL India GDR ..............................          5,259        167,762
 Ranbaxy Laboratories GDR ....................         24,688        723,359
                                                                ------------
                                                                     891,121
                                                                ------------
 INDONESIA-2.49%
 HM Sampoerna ................................      1,046,000        749,356
 Telekomunikasi Indonesia ....................        910,000        473,014
                                                                ------------
                                                                   1,222,370
                                                                ------------
 ISRAEL-2.14%
 Bank Hapoalim ...............................        311,221      1,049,650
                                                                ------------
                                                                   1,049,650
                                                                ------------
 MALAYSIA-6.76%
 Hong Leong Bank .............................        462,700        669,697
 Malaysia International Shipping .............        200,100        805,667
 PLUS Expressways ............................        954,800        703,537
 Public Bank .................................        257,500        481,118
 Tanjong .....................................        175,500        651,197
                                                                ------------
                                                                   3,311,216
                                                                ------------
 MEXICO-7.96%
 Cemex de C.V ................................         62,780        458,446
 Cemex de C.V. ADR ...........................         13,200        480,612
 Grupo Aeroportuario del
  Sureste de C.V. ADR ........................         13,300        363,755
 Grupo Continental ...........................        211,800        406,613
>Hylsamex de C.V .............................        156,200        472,089
 Kimberly Clark de Mexico de C.V .............        210,000        725,307
 Telefonos de Mexico de C.V. ADR .............         26,000        996,320
                                                                ------------
                                                                   3,903,142
                                                                ------------
 MOROCCO-0.03%
>Maroc Telecom ...............................          1,080         12,346
                                                                ------------
                                                                      12,346
                                                                ------------
 PANAMA-1.46%
 Banco Latinoamericano Export ................         35,900        715,846
                                                                ------------
                                                                     715,846
                                                                ------------
 POLAND-1.35%
 Bank Pekao ..................................         14,318        659,639
                                                                ------------
                                                                     659,639
                                                                ------------
 REPUBLIC OF KOREA-14.59%
 Hyundai Motor ...............................          5,330        285,756
 Hyundai Motor Preferred .....................         22,470        673,970
 Kia Motors ..................................         46,790        492,669
>Kookmin Bank ................................          8,730        341,543
 Korea Electric Power ........................         33,330        864,481
 Korea Gas ...................................         29,630        918,781
 KT ADR ......................................         41,027        894,798
 KT&G ........................................         13,040        389,865
#KT&G GDR 144A ...............................         25,348        372,616
 POSCO .......................................          1,351        244,047
 POSCO ADR ...................................          4,069        181,193
 Samsung Electronics .........................            697        303,322
 Samsung Electronics Preferred ...............          4,110      1,185,118
                                                                ------------
                                                                   7,148,159
                                                                ------------
 RUSSIA-1.08%
 LUKOIL ADR ..................................          4,366        530,032
                                                                ------------
                                                                     530,032
                                                                ------------

                                                            Emerging Markets - 4

DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                    NUMBER         MARKET
                                                   OF SHARES       VALUE
                                                 ------------   ------------
                                                                  (U.S. $)
 COMMON STOCK (CONTINUED)
 SOUTH AFRICA-11.50%
 African Bank Investments ....................        219,926   $    714,381
 Alexander Forbes ............................        478,551        904,649
 Aspen Pharmacare ............................        190,280        618,083
 Impala Platinum .............................          9,955        846,407
 Nampak ......................................        216,381        601,085
 Sasol .......................................         43,984        944,675
 Steinhoff International .....................        449,542      1,005,411
                                                                ------------
                                                                   5,634,691
                                                                ------------
 TAIWAN-5.78%
 Asustek Computer ............................        269,262        717,975
 China Steel .................................        205,000        231,587
 China Steel GDR .............................         10,949        244,710
 Chunghwa Telecom ............................         34,000         67,056
 Chunghwa Telecom ADR ........................         39,606        833,707
 Pihsiang Machinery Manufacturing ............        149,460        297,128
 President Chain Store .......................        274,243        441,350
                                                                ------------
                                                                   2,833,513
                                                                ------------
 THAILAND-3.22%
 Advanced Info Service .......................        194,100        534,587
 Land & Houses NVDR ..........................      2,569,100        667,899
 Thai Union Frozen Products ..................        151,368         96,626
 Thai Union Frozen Products NVDR .............        409,732        279,483
                                                                ------------
                                                                   1,578,595
                                                                ------------

 UNITED KINGDOM-1.32%
 Vedanta Resources ...........................         85,987        648,790
                                                                ------------
                                                                     648,790
                                                                ------------
 TOTAL COMMON STOCK
  (COST $37,476,804) .........................                    46,618,144
                                                                ------------

                                                  PRINCIPAL
                                                    AMOUNT
                                                 ------------
 REPURCHASE AGREEMENTS-6.53%
 With BNP Paribas 1.55% 1/3/05
  (dated 12/31/04, to be repurchased at
  $1,741,225 collateralized by $1,790,000
  U.S. Treasury Bills due 4/28/05,
  market value $1,776,111) ...................   $  1,741,000      1,741,000
 With UBS Warburg 1.55% 1/3/05
  (dated 12/31/04, to be repurchased
  at $1,460,189 collateralized by
  $1,460,000 U.S. Treasury Bills
  due 4/28/05, market value
  $1,449,019 and $40,000
  U.S. Treasury Notes 6.75% due 5/15/05,
  market value $40,925) ......................      1,460,000      1,460,000
                                                                ------------
 TOTAL REPURCHASE AGREEMENTS
  (COST $3,201,000) ..........................                     3,201,000
                                                                ------------


TOTAL MARKET VALUE OF SECURITIES-101.65% (COST $40,677,804) ..........      49,819,144
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.65%) ..............        (808,467)
                                                                         -------------
NET ASSETS APPLICABLE TO 3,380,936 SHARES OUTSTANDING-100.00% ........   $  49,010,677
                                                                         =============
NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS
 ($36,965,358 / 2,548,828 SHARES) ....................................   $       14.50
                                                                         =============
NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS
 ($12,045,319 / 832,108 SHARES) ......................................   $       14.48
                                                                         =============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:
Shares of beneficial interest (unlimited authorization-no par) .......   $  39,032,578
Undistributed net investment income ..................................         154,660
Accumulated net realized gain on investments .........................         712,107
Net unrealized appreciation of investments and foreign currencies ....       9,111,332
                                                                         -------------
Total net assets .....................................................   $  49,010,677
                                                                         =============

----------
 > Non-income producing security for the year ended December 31, 2004.
 # Security exempt from registration under Rule 144A of the Securities Act of
   1933. See Note #8 in "Notes to Financial Statements."
 o Securities listed are traded on the Hong Kong Exchange.
** Securities have been classified by country of origin. Classification by type of business has been presented in Note #10 in "Notes to Financial Statements."

   ADR - American Depositary Receipts
   GDR - Global Depositary Receipts
   NVDR - Non-Voting Depositary Receipts

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

The following foreign currency exchange contracts were outstanding at December 31, 2004:

                                                                       UNREALIZED
                                                                      APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)   IN EXCHANGE FOR   SETTLEMENT DATE   (DEPRECIATION)
------------------------------   ---------------   ---------------   ---------------
(15,006,000) Czech Korunas        US$(641,721)         2/28/05       $       (30,235)
545,317 Hong Kong Dollars           US$70,160           1/4/05                     7
8,535,609 Hungarian Forint          US$47,349           1/4/05                  (140)
489,244 Thailand Baht               US$12,545           1/5/05                    48
                                                                     ---------------
                                                                     $       (30,320)
                                                                     ===============

(1)See Note # 7 in "Notes to Financial Statements."

                             See accompanying notes

                                                            Emerging Markets - 5

DELAWARE VIP TRUST-
DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends ..................................................    $    808,014
Interest ...................................................          17,872
Foreign tax withheld .......................................         (76,068)
                                                                ------------
                                                                     749,818
                                                                ------------
EXPENSES:
Management fees ............................................         256,735
Custodian fees .............................................          46,486
Accounting and administration expenses .....................           7,118
Distribution expenses - Service Class ......................           7,087
Pricing fees ...............................................           6,124
Reports and statements to shareholders .....................           6,019
Legal and professional fees ................................           3,836
Dividend disbursing and transfer agent fees and expenses ...           2,020
Registration fees ..........................................           1,425
Trustees' fees .............................................           1,159
Other ......................................................           3,887
                                                                ------------
                                                                     341,896
Less expenses absorbed or waived ...........................         (27,253)
Less waiver of distribution expenses - Service Class .......          (1,181)
                                                                ------------
Total expenses .............................................         313,462
                                                                ------------
NET INVESTMENT INCOME ......................................         436,356
                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments ..............................................       2,722,752
  Foreign currencies .......................................        (116,658)
                                                                ------------
Net realized gain ..........................................       2,606,094
Net change in unrealized appreciation/depreciation
 of investments and foreign currencies .....................       5,229,304
                                                                ------------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCIES .........................       7,835,398
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................    $  8,271,754
                                                                ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP EMERGING MARKETS SERIES
STATEMENTS AT CHANGES IN NET ASSETS

                                                         YEAR ENDED
                                                 ---------------------------
                                                   12/31/04       12/31/03
                                                 ------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income ........................   $    436,356   $    309,631
Net realized gain on investments
 and foreign currencies ......................      2,606,094      1,406,842
Net change in unrealized appreciation/
 depreciation of investments and
 foreign currencies ..........................      5,229,304      4,305,489
                                                 ------------   ------------
Net increase in net assets resulting
 from operations .............................      8,271,754      6,021,962
                                                 ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
  Standard Class .............................       (427,607)      (350,352)
  Service Class ..............................         (3,733)       (17,011)
                                                 ------------   ------------
                                                     (431,340)      (367,363)
                                                 ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class .............................     21,381,967      2,008,291
  Service Class ..............................     11,965,075      2,044,496
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
  Standard Class .............................        427,607        350,352
  Service Class ..............................          3,733         17,011
                                                 ------------   ------------
                                                   33,778,382      4,420,150
                                                 ------------   ------------
Cost of shares repurchased:
  Standard Class .............................     (5,457,583)    (6,334,313)
  Service Class ..............................     (1,599,049)    (2,594,805)
                                                 ------------   ------------
                                                   (7,056,632)    (8,929,118)
                                                 ------------   ------------
Increase (decrease) in net assets derived from
 capital share transactions ..................     26,721,750     (4,508,968)
                                                 ------------   ------------
NET INCREASE IN NET ASSETS ...................     34,562,164      1,145,631

NET ASSETS:
Beginning of year ............................     14,448,513     13,302,882
                                                 ------------   ------------
End of year (including undistributed
 net investment income of $154,660
 and $266,302, respectively) .................   $ 49,010,677   $ 14,448,513
                                                 ============   ============

                             See accompanying notes

                                                            Emerging Markets - 6

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                  DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS
                                                                                      YEAR ENDED
                                                      ---------------------------------------------------------------------------
                                                       12/31/04        12/31/03        12/31/02        12/31/01        12/31/00
                                                      -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of period ..............   $    11.180     $     6.770     $     6.610     $     6.310     $     8.400

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ..........................         0.263           0.210           0.215           0.199           0.116
Net realized and unrealized gain (loss) on
 investments and foreign currencies ...............         3.388           4.410           0.137           0.133          (2.064)
                                                      -----------     -----------     -----------     -----------     -----------
Total from investment operations ..................         3.651           4.620           0.352           0.332          (1.948)
                                                      -----------     -----------     -----------     -----------     -----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .............................        (0.331)         (0.210)         (0.192)         (0.032)         (0.142)
                                                      -----------     -----------     -----------     -----------     -----------
Total dividends and distributions .................        (0.331)         (0.210)         (0.192)         (0.032)         (0.142)
                                                      -----------     -----------     -----------     -----------     -----------
Net asset value, end of period ....................   $    14.500     $    11.180     $     6.770     $     6.610     $     6.310
                                                      ===========     ===========     ===========     ===========     ===========
Total return(2) ...................................         33.47%          70.54%           5.17%           5.28%         (23.60)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...........   $    36,966     $    14,304     $    12,651     $    12,071     $    12,148
Ratio of expenses to average net assets ...........          1.50%           1.49%           1.43%           1.45%           1.52%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly ..          1.63%           1.58%           1.46%           1.45%           1.68%
Ratio of net investment income to average net
 assets ...........................................          2.15%           2.64%           3.15%           3.04%           1.55%
Ratio of net investment income to average net
 assets prior to expense limitation and expenses
 paid indirectly ..................................          2.02%           2.55%           3.12%           3.04%           1.37%
Portfolio turnover ................................            34%             71%             39%             41%             19%

----------
(1)The average shares outstanding method has been applied for per share information.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                            Emerging Markets - 7

DELAWARE VIP EMERGING MARKETS SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                  DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS
                                                                                      YEAR ENDED
                                                      ---------------------------------------------------------------------------
                                                                                                                       5/1/00(1)
                                                                                                                          to
                                                       12/31/04        12/31/03        12/31/02        12/31/01        12/31/00
                                                      -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of period ..............   $    11.170     $     6.770     $     6.610     $     6.310     $     7.540

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ..........................         0.231           0.197           0.204           0.189           0.064
Net realized and unrealized gain (loss) on
 investments and foreign currencies ...............         3.397           4.402           0.138           0.135          (1.294)
                                                      -----------     -----------     -----------     -----------     -----------
Total from investment operations ..................         3.628           4.599           0.342           0.324          (1.230)
                                                      -----------     -----------     -----------     -----------     -----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .............................        (0.318)         (0.199)         (0.182)         (0.024)              -
                                                      -----------     -----------     -----------     -----------     -----------
Total dividends and distributions .................        (0.318)         (0.199)         (0.182)         (0.024)              -
                                                      -----------     -----------     -----------     -----------     -----------
Net asset value, end of period ....................   $    14.480     $    11.170     $     6.770     $     6.610     $     6.310
                                                      ===========     ===========     ===========     ===========     ===========
Total return(3) ...................................         33.26%          70.10%           5.03%           5.15%         (16.31)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...........   $    12,045     $       144     $       652     $       570     $        45
Ratio of expenses to average net assets ...........          1.75%           1.71%           1.58%           1.60%           1.67%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly ..          1.93%           1.83%           1.61%           1.60%           1.90%
Ratio of net investment income to average net
 assets ...........................................          1.90%           2.42%           3.00%           2.89%           1.37%
Ratio of net investment income to average net
 assets prior to expense limitation and expenses
 paid indirectly ..................................          1.72%           2.30%           2.97%           2.89%           1.10%
Portfolio turnover ................................            34%             71%             39%             41%             19%

----------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2)The average shares outstanding method has been applied for per share information.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                            Emerging Markets - 8

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (formerly Delaware VIP Large Cap Value Series). These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

                                                            Emerging Markets - 9

DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust, the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Prior to September 24, 2004, Delaware International Advisers Ltd. ("DIAL"), an affiliate of DMC, served as the Series' investment manager under terms substantially identical to DMC's investment management agreement. On September 24, 2004, DIAL was acquired by a partnership comprised of certain members of DIAL's management and a private equity firm, Hellman & Friedman, LLC. Immediately following this acquisition, DIAL was renamed Mondrian Investment Partners Limited ("Mondrian").

For the year ended December 31, 2004, DMC and DIAL received fees from the Series as follows:

DMC management fees      $ 116,373
DIAL management fees       140,362

Effective September 24, 2004, Mondrian furnishes investment sub-advisory services to the Series pursuant to a Sub-Advisory Agreement. For these services, DMC, not the Series, pays Mondrian 0.20% of the Series' average daily net assets.

DMC (and DIAL prior to September 24, 2004) has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.50% of average daily net assets of the Series through April 30, 2005.

For the year ended December 31, 2004, DMC and DIAL waived and/or reimbursed the Series as follows:

DMC waived/reimbursed     $ 23,847
DIAL waived/reimbursed       3,406

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2004, the Series had liabilities payable to affiliates as follows:

                            DIVIDEND DISBURSING,
       INVESTMENT             TRANSFER AGENT,                OTHER
       MANAGEMENT      ACCOUNTING AND ADMINISTRATION        EXPENSES
     FEE PAYABLE TO       FEES AND OTHER EXPENSES        PAYABLE TO DMC
          DMC                 PAYABLE TO DSC             AND AFFILIATES*
     --------------    -----------------------------     ---------------
        $ 46,906                 $ 1,573                     $ 4,957

*DMC as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2004, the Series was charged $1,357 for internal legal services provided by DMC.

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

                                                           Emerging Markets - 10

DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS

For the year ended December 31, 2004, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases .................  $ 31,609,594
Sales .....................     6,964,628

At December 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                     AGGREGATE      AGGREGATE
        COST OF      UNREALIZED     UNREALIZED    NET UNREALIZED
      INVESTMENTS   APPRECIATION   DEPRECIATION    APPRECIATION
     ------------   ------------   ------------    ------------
     $ 40,874,660   $  9,280,170   $   (335,686)  $   8,944,484

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                         Year          Year
                         Ended        Ended
                        12/31/04     12/31/03
                       ----------   ----------
Ordinary income ....   $  431,340   $  367,363

As of December 31, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ...............   $ 39,032,578
Undistributed ordinary income ...............        423,238
Undistributed long-term capital gains .......        693,927
Post-October currency losses ................        (83,917)
Unrealized appreciation of investments
 and foreign currencies .....................      8,944,851
                                                ------------
Net assets ..................................   $ 49,010,677
                                                ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2004 through December 31, 2004 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2004, the Series recorded the following reclassifications. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications.

           UNDISTRIBUTED     ACCUMULATED
          NET INVESTMENT     NET REALIZED
              INCOME         GAIN (LOSS)
          --------------     ------------
          $     (116,658)    $    116,658

For federal income tax purposes, $1,669,183 of capital loss carry forwards from prior years was utilized in 2004.

                                                           Emerging Markets - 11

DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                   YEAR            YEAR
                                                   ENDED           ENDED
                                                  12/31/04        12/31/03
                                                ------------    ------------
Shares sold:
  Standard Class ............................      1,694,727         224,698
  Service Class .............................        933,639         304,630

Shares issued upon reinvestment of dividends
 and distributions:
  Standard Class ............................         37,609          54,572
  Service Class .............................            328           2,646
                                                ------------    ------------
                                                   2,666,303         586,546
                                                ------------    ------------
Shares repurchased:
  Standard Class ............................       (463,254)       (868,270)
  Service Class .............................       (114,768)       (390,664)
                                                ------------    ------------
                                                    (578,022)     (1,258,934)
                                                ------------    ------------
Net increase (decrease) .....................      2,088,281        (672,388)
                                                ============    ============

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2004, or at any time during the year.

7. FOREIGN EXCHANGE CONTRACTS

The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. CREDIT AND MARKET RISK

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under rule 144A of the Securities Act of 1933 as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

9. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

                                                           Emerging Markets - 12

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. INDUSTRY ALLOCATION

As of December 31, 2004, the Series' investment in equity securities classified by type of business were as follows:

                                                Percentage of
Industry                                         net assets
---------------------------------------------   -------------
Automobiles & Components ....................            2.96%
Banks .......................................           11.40
Consumer Durables & Apparel .................            5.35
Diversified Financials ......................            5.45
Energy ......................................            6.94
Food, Beverage & Tobacco ....................            5.66
Food & Staples Retailing ....................            0.90
Healthcare Equipment & Services .............            1.87
Hotels, Restaurants & Leisure ...............            1.33
Household & Personal Products ...............            1.48
Materials ...................................           15.05
Pharmaceuticals & Biotechnology .............            3.85
Semiconductors & Semiconductor Equipment ....            3.04
Technology Hardware & Equipment .............            1.46
Telecommunication Services ..................           14.43
Transportation ..............................            8.33
Utilities ...................................            5.62
                                                -------------
                                                        95.12%
                                                =============

11. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2004, the Series designates distributions paid during the year as follows:

          (A)              (B)
       LONG-TERM        ORDINARY
     CAPITAL GAINS       INCOME           TOTAL
     DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTION
      (TAX BASIS)      (TAX BASIS)      (TAX BASIS)
     -------------    -------------   -------------
          -               100%             100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.

The per share amount of income derived from and foreign taxes paid to each country is listed in the following schedule:

                               GROSS         FOREIGN
                              DIVIDEND      TAXES PAID
COUNTRY                      PER SHARE      PER SHARE
-------------------------   ------------   ------------
Brazil ..................   $     0.0281   $     0.0031
Chile ...................         0.0010         0.0003
China ...................         0.0046              -
Czech Republic ..........         0.0103         0.0015
Egypt ...................         0.0072              -
Estonia .................         0.0008              -
Hong Kong ...............         0.0051              -
Hungary .................         0.0050         0.0007
Indonesia ...............         0.0163         0.0024
Israel ..................         0.0099         0.0025
Malaysia ................         0.0172         0.0018
Mexico ..................         0.0121              -
Republic of Korea .......         0.0029         0.0005
South Africa ............         0.0392              -
Taiwan ..................         0.0079         0.0006
Thailand ................         0.0069         0.0014

                                                           Emerging Markets - 13

DELAWARE VIP TRUST-
DELAWARE VIP EMERGING MARKETS SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Emerging Markets Series

We have audited the accompanying statement of net assets of the Delaware VIP Emerging Markets Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Emerging Markets Series of Delaware VIP Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 9, 2005

                                                           Emerging Markets - 14

DELAWARE VIP EMERGING MARKETS SERIES

PROXY RESULTS (UNAUDITED)

Shareholders of Delaware VIP Emerging Markets Series voted on the following proposals at the special meeting of shareholders held on August 31, 2004. The description of each proposal and number of shares voted are as follows:

                                                                                    SHARES VOTED      SHARES VOTED
                                                                SHARES VOTED FOR       AGAINST           ABSTAIN
                                                                ----------------   ---------------   ---------------
1.To approve an Investment Management Agreement
  Between the Trust, on behalf of the Series, and Delaware
  Management Company                                               1,167,813.918        31,964.395        56,670.938

2.To approve a Sub-Advisory Agreement between Delaware
  Management Company and Delaware International Advisers Ltd.      1,168,092.481        27,639.580        60,717.188

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                           Emerging Markets - 15

DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                               NUMBER OF             OTHER
                                                                      PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
         NAME,             POSITION(s)                               OCCUPATION(s)          COMPLEX OVERSEEN         HELD BY
        ADDRESS             HELD WITH       LENGTH OF TIME              DURING            BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
     AND BIRTHDATE           FUND(s)            SERVED               PAST 5 YEARS               OR OFFICER          OR OFFICER
---------------------   -----------------  -----------------  --------------------------  -------------------  -------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)       Chairman,          5 Years -         Since August 2000,               75                  None
   2005 Market Street    President, Chief  Executive Officer  Mr. Driscoll has served
    Philadelphia, PA    Executive Officer                       in various executive
        19103             and Trustee(4)                      capacities at different
                                               2 Years -         times at Delaware
    March 10, 1963                             Trustee             Investments(1)

                                                              Senior Vice President and
                                                              Director of Fixed-Income
                                                              Process - Conseco Capital
                                                                      Management
                                                              (June 1998 - August 2000)

 INDEPENDENT TRUSTEES

   WALTER P. BABICH          Trustee           17 Years           Board Chairman -                92                  None
  2005 Market Street                                            Citadel Construction
   Philadelphia, PA                                                 Corporation
        19103                                                     (1989 - Present)

  October 1, 1927

    JOHN H. DURHAM           Trustee          26 Years(3)         Private Investor                92           Trustee and Audit
  2005 Market Street                                                                                           Committee Member -
   Philadelphia, PA                                                                                            Abington Memorial
        19103                                                                                                       Hospital

    August 7, 1937                                                                                             President/Director -
                                                                                                               22 WR Corporation

     JOHN A. FRY            Trustee(4)          4 Years        President - Franklin &             75           Director - Community
  2005 Market Street                                              Marshall College                               Health Systems
   Philadelphia, PA                                            (June 2002 - Present)
       19103

     May 28, 1960                                             Executive Vice President-
                                                              University of Pennsylvania
                                                               (April 1995 - June 2002)

   ANTHONY D. KNERR          Trustee            12 Years      Founder/Managing Director-          92                  None
  2005 Market Street                                          Anthony Knerr & Associates
   Philadelphia, PA                                            (Strategic Consulting)
       19103                                                       (1990 - Present)

   December 7, 1938

     ANN R. LEVEN            Trustee            16 Years        Treasurer/Chief Fiscal            92            Director and Audit
  2005 Market Street                                          Officer - National Gallery                            Committee
   Philadelphia, PA                                              of Art (1994 - 1999)                           Chairperson - Andy
        19103                                                                                                   Warhol Foundation

   November 1, 1940                                                                                             Director and Audit
                                                                                                                Committee Member -
                                                                                                                   Systemax Inc.

                                                           Emerging Markets - 16

DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

                                                                                               NUMBER OF             OTHER
                                                                      PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
         NAME,             POSITION(s)                               OCCUPATION(s)          COMPLEX OVERSEEN        HELD BY
        ADDRESS             HELD WITH       LENGTH OF TIME              DURING            BY TRUSTEE/DIRECTOR    TRUSTEE/DIRECTOR
     AND BIRTHDATE           FUND(s)            SERVED               PAST 5 YEARS               OR OFFICER          OR OFFICER
---------------------   -----------------  -----------------  --------------------------  -------------------  -------------------
INDEPENDENT TRUSTEES
 (CONTINUED)

   THOMAS F. MADISON          Trustee           11 Years           President/Chief                92                Director -
  2005 Market Street                                              Executive Officer -                             Banner Health
   Philadelphia, PA                                               MLM Partners, Inc.
       19103                                                  (Small Business Investing                         Director and Audit
                                                                    and Consulting)                             Committee Member -
  February 25, 1936                                            (January 1993 - Present)                        Center Point Energy

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Digital River Inc.

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Rimage Corporation

                                                                                                                Director - Valmont
                                                                                                                 Industries, Inc.

   JANET L. YEOMANS           Trustee            6 Years       Vice President/Mergers &           92                 None
  2005 Market Street                                              Acquisitions - 3M
   Philadelphia, PA                                                  Corporation
       19103                                                   (January 2003 - Present)

     July 31, 1948                                               Ms. Yeomans has held
                                                                  various management
                                                                   positions at 3M
                                                               Corporation since 1983.

OFFICERS

  JOSEPH H. HASTINGS        Executive            1 Year       Mr. Hastings has served in          92                None(5)
  2005 Market Street      Vice President                          various executive
   Philadelphia, PA           and                                    capacities
         19103           Chief Financial                        at different times at
                             Officer                            Delaware Investments.
   December 19, 1949

  RICHELLE S. MAESTRO    Executive Vice          2 Years       Ms. Maestro has served in          92                None(5)
  2005 Market Street    President, Chief                          various executive
   Philadelphia, PA     Legal Officer and                      capacities at different
         19103             Secretary                               times at Delaware
                                                                     Investments.
   November 26, 1957

   MICHAEL P. BISHOF      Senior Vice            8 Years       Mr. Bishof has served in           92                None(5)
  2005 Market Street     President and                            various executive
   Philadelphia, PA        Treasurer                           capacities at different
         19103                                                    times at Delaware
                                                                     Investments.
    August 18, 1962

----------
(1)Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2)Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3)Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4)Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5)Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                           Emerging Markets - 17

DELAWARE VIP TRUST - DELAWARE VIP GLOBAL BOND SERIES

PORTFOLIO SNAPSHOT

     For the year ended December 31, 2004, Delaware VIP Global Bond Series returned +13.00% (Standard Class shares with distributions reinvested). In contrast, the Series' benchmark, the Citigroup World Government Bond Index, appreciated +10.35% (source: Lipper Inc.). Global government bond markets performed particularly well in 2004. Their appreciation was driven by the U.S. dollar's -6.6% decline versus other major world currencies. Since the beginning of 2002, the U.S. currency has dropped in value by more than 30 percent. Series outperformance was attributed largely to our underweighted exposure in the weak U.S. market and our overweighted positions in Poland, and Australia, which each outperformed. Our underweighted exposure in the Euro zone, which outperformed in the latter portion of the fiscal year, detracted from the Series' performance.

INVESTMENT OUTLOOK

     Outperformance by international bonds versus their domestic counterparts may unfold for the coming year, in our opinion. If market history is any guide, it is our opinion that the current trend of international fixed income outperformance may last for approximately another two years.

     We believe several compelling reasons exist for a continuation of the trend, including superior relative value and higher anticipated U.S. inflation. Unit labor costs in the U.S. - two-thirds of business costs on average - are likely to increase sharply as productivity growth slows due to weaker gross domestic product (GDP) growth. Higher world commodity prices and the prospect of a further fall in the U.S. dollar can be considered bullish indicators for global fixed income investors.

Performance of a $10,000 Investment

                        Delaware VIP
                        Global Bond -              Citigroup World Government
                    Standard Class Shares                  Bond Index
                    ---------------------                  ----------
  5/2/1996                 $10,000                              -
 5/31/1996                 $10,000                           $10,000
12/31/1996                 $11,179                           $10,600
12/31/1997                 $11,278                           $10,625
12/31/1998                 $12,160                           $12,251
12/31/1999                 $11,722                           $11,728
12/31/2000                 $11,823                           $11,915
12/31/2001                 $11,766                           $11,797
12/31/2002                 $14,718                           $14,096
12/31/2003                 $17,715                           $16,198
12/31/2004                 $20,019                           $19,355


                         DELAWARE VIP GLOBAL BOND SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                    STANDARD CLASS     SERVICE CLASS
                        SHARES*           SHARES**
                    --------------     -------------
LIFETIME                 +8.34%            +13.15%
FIVE YEARS              +11.30%                --
ONE YEAR                +13.00%            +12.69%

                     For the periods ended December 31, 2004

 * Commenced operations on May 2, 1996.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP Global Bond Series Standard Class shares for the period from the Series' inception on May 2, 1996 through December 31, 2004. All distributions were reinvested. The chart also shows a $10,000 investment in the Citigroup World Government Bond Index at that month's end, May 31, 1996. After May 31, 1996, returns plotted on the chart were as of the last day of each month shown. The Citigroup World Government Bond Index is an unmanaged composite that measures the general performance of world bond markets. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Global Bond Series during some of the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus.

                                                                 Global Bond - 1

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2004 to December 31, 2004

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid during the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                  EXPENSES
                                  BEGINNING        ENDING                        PAID DURING
                                   ACCOUNT         ACCOUNT       ANNUALIZED        PERIOD
                                    VALUE           VALUE          EXPENSE        7/1/04 TO
                                   7/1/04         12/31/04         RATIOS         12/31/04*
                                ------------    ------------    ------------    ------------
ACTUAL SERIES RETURN
Standard Class                  $   1,000.00    $   1,155.00            0.93%   $       5.04
Service Class                       1,000.00        1,152.50            1.18%           6.38

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $   1,000.00    $   1,020.46            0.93%   $       4.72
Service Class                       1,000.00        1,019.20            1.18%           5.99

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                 Global Bond - 2

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
SECTOR ALLOCATIONS
As of December 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                       PERCENTAGE
SECTOR                                               OF NET ASSETS
------------------------------------------------     -------------
BONDS                                                        97.62%
                                                     -------------
Australia                                                     3.70%
Austria                                                       6.42%
Belgium                                                       4.60%
Canada                                                        3.54%
Finland                                                       2.50%
France                                                        7.78%
Germany                                                      16.31%
Italy                                                        10.05%
Japan                                                         7.92%
Netherlands                                                   2.11%
Poland                                                        5.85%
Supranational                                                 6.73%
United Kingdom                                                5.22%
United States                                                14.89%
                                                     -------------
TOTAL MARKET VALUE OF SECURITIES                             97.62%
                                                     -------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES               2.38%
                                                     -------------
TOTAL NET ASSETS                                            100.00%
                                                     -------------

                                                                 Global Bond - 3

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF NET ASSETS
December 31, 2004

                                                                       MARKET
                                                       PRINCIPAL        VALUE
                                                        AMOUNT*       (U.S. $)
--------------------------------------------------   ------------   ------------
BONDS-97.62%**
AUSTRALIA-3.70%
Queensland Treasury
   6.00% 6/14/11 ............................. AUD      3,520,000   $  2,843,954
   6.00% 8/14/13 ............................. AUD        431,000        349,706
                                                                    ------------
                                                                       3,193,660
                                                                    ------------
AUSTRIA-6.42%
Oesterreichesche Kontrollbank
   1.80% 3/22/10 ............................. JPY    453,000,000      4,692,676
Republic of Austria 5.25% 1/4/11 ............. EUR        566,000        854,776
                                                                    ------------
                                                                       5,547,452
                                                                    ------------
BELGIUM-4.60%
Kingdom of Belgium
   5.75% 3/28/08 ............................. EUR      1,674,000      2,481,111
   5.75% 9/28/10 ............................. EUR        970,000      1,495,673
                                                                    ------------
                                                                       3,976,784
                                                                    ------------
CANADA-3.54%
Ontario Province 1.875% 1/25/10 .............. JPY    295,000,000      3,059,956
                                                                    ------------
                                                                       3,059,956
                                                                    ------------
FINLAND-2.50%
Republic of Finland 5.75% 2/23/11 ............ EUR      1,391,000      2,154,769
                                                                    ------------
                                                                       2,154,769
                                                                    ------------
FRANCE-7.78%
France Government OAT 4.00% 4/25/13 .......... EUR      4,069,000      5,726,413
Government of France 5.00% 1/12/06 ........... EUR        712,000        994,573
                                                                    ------------
                                                                       6,720,986
                                                                    ------------
GERMANY-16.31%
Deutschland Republic
   4.50% 1/4/13 .............................. EUR      4,208,000      6,114,321
   4.75% 7/4/34 .............................. EUR      2,144,800      3,141,694
   5.00% 7/4/11 .............................. EUR      3,230,000      4,825,903
                                                                    ------------
                                                                      14,081,918
                                                                    ------------
ITALY-10.05%
Italy Bouni Poliennali Del Tesoro
   5.00% 8/1/34 .............................. EUR      1,135,000      1,685,302
Republic of Italy
   0.65% 3/20/09 ............................. JPY    302,600,000      2,980,198
   3.80% 3/27/08 ............................. JPY    210,000,000      2,279,589
   5.75% 7/25/16 ............................. EUR      1,090,000      1,736,139
                                                                    ------------
                                                                       8,681,228
                                                                    ------------

JAPAN-7.92%
Development Bank of Japan
   1.75% 6/21/10 ............................. JPY    344,000,000      3,553,426
Japan Bank Cooperative 0.35% 3/19/08 ......... JPY    336,000,000      3,289,567
                                                                    ------------
                                                                       6,842,993
                                                                    ------------
NETHERLANDS-2.11%
Netherlands Government
   5.75% 2/15/07 ............................. EUR      1,259,000      1,822,628
                                                                    ------------
                                                                       1,822,628
                                                                    ------------
POLAND-5.85%
Poland Government
   5.00% 10/24/13 ............................ PLZ      5,996,000      1,884,975
   6.00% 5/24/09 ............................. PLZ      9,535,000      3,170,914
                                                                    ------------
                                                                       5,055,889
                                                                    ------------
SUPRANATIONAL-6.73%
European Investment Bank
   2.125% 9/20/07 ............................ JPY    148,000,000      1,520,411
Inter-American Development Bank
   1.90% 7/8/09 .............................. JPY    251,000,000      2,604,198
International Bank for Reconstruction
   & Development 2.00% 2/18/08 ............... JPY    164,400,000      1,691,526
                                                                    ------------
                                                                       5,816,135
                                                                    ------------
UNITED KINGDOM-5.22%
UK TREASURY
   4.00% 3/7/09 .............................. GBP      1,921,000      3,621,140
   8.00% 9/27/13 ............................. GBP        370,000        886,715
                                                                    ------------
                                                                       4,507,855
                                                                    ------------
UNITED STATES-14.89%
Fannie Mae 1.75% 3/26/08 ..................... JPY    420,000,000      4,287,012
Freddie Mac
   3.375% 4/15/09 ............................ USD      2,497,000      2,466,195
   6.00% 6/15/11 ............................. USD        500,000        551,917
KFW International Finance
   1.75% 3/23/10 ............................. JPY    395,000,000      4,079,941
U.S. Treasury Notes
   3.625% 5/15/13 ............................ USD      1,350,000      1,308,604
   4.75% 11/15/08 ............................ USD        160,000        167,631
                                                                    ------------
                                                                      12,861,300
                                                                    ------------
TOTAL BONDS
   (COST $76,593,589) ........................                        84,323,553
                                                                    ------------

                                                                 Global Bond - 4

DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-97.62% (COST $76,593,589) ......   $ 84,323,553
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.38% ...........      2,056,947
                                                                    ------------
NET ASSETS APPLICABLE TO 6,372,337 SHARES OUTSTANDING-100.00% ...   $ 86,380,500
                                                                    ============
NET ASSET VALUE-DELAWARE VIP GLOBAL BOND SERIES STANDARD CLASS
 ($86,371,596 / 6,371,679 SHARES) ...............................   $      13.56
                                                                    ============
NET ASSET VALUE-DELAWARE VIP GLOBAL BOND SERIES SERVICE CLASS
 ($8,904 / 658 SHARES) ..........................................   $      13.53
                                                                    ============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:
Shares of beneficial interest (unlimited authorization-no par) ..   $ 65,281,059
Undistributed net investment income .............................     12,038,201
Accumulated net realized gain on investments ....................      1,227,641
Net unrealized appreciation of investments and foreign
 currencies .....................................................      7,833,599
                                                                    ------------
Total net assets ................................................   $ 86,380,500
                                                                    ============

----------
*Principal amount is stated in the currency in which each bond is denominated:

 AUD - Australian Dollar
 EUR - European Monetary Unit
 GBP - British Pound Sterling
 JPY - Japanese Yen
 PLZ - Polish Zloty
 USD - U.S. Dollar

**Securities have been classified by country of issuance.

  OAT-Obligation Assimilable au Tresor (Treasury Obligation)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS(1)
The following forward foreign currency exchange contracts were outstanding at December 31, 2004:

                                                                                 UNREALIZED
     CONTRACTS TO RECEIVE (DELIVER)     IN EXCHANGE FOR     SETTLEMENT DATE     APPRECIATION
     ------------------------------     ---------------     ---------------     ------------
         38,528,470 Japanese Yen           US$373,700            1/4/05          $     2,356
        (1,791,940) Polish Zloty          US$(598,710)           1/3/05                  555
                                                                                 -----------
                                                                                 $     2,911
                                                                                 ===========

(1)See Note # 7 in "Notes to Financial Statements."

                             See accompanying notes

                                                                 Global Bond - 5

DELAWARE VIP TRUST-
DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2004

INVESTMENT INCOME:
Interest .......................................................   $  3,075,344
                                                                   ------------
EXPENSES:
Management fees ................................................        669,346
Custodian fees .................................................         76,939
Accounting and administration expenses .........................         31,621
Reports and statements to shareholders .........................         23,293
Legal and professional fees ....................................          8,696
Dividend disbursing and transfer agent fees and expenses .......          8,643
Pricing fees ...................................................          4,007
Trustees' fees .................................................          3,976
Taxes (other than taxes on income) .............................            300
Distribution expenses-Service Class ............................             24
Other ..........................................................          1,408
                                                                   ------------
                                                                        828,253
Less waiver of distribution expenses - Service Class ...........             (4)
                                                                   ------------
Total expenses .................................................        828,249
                                                                   ------------

NET INVESTMENT INCOME ..........................................      2,247,095
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
   Investments .................................................      2,606,494
   Foreign currencies ..........................................      9,068,168
                                                                   ------------
Net realized gain                                                    11,674,662
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies .......................     (4,085,542)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCIES ..........................      7,589,120
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................   $  9,836,215
                                                                   ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP GLOBAL BOND SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                             YEAR ENDED
                                                    ---------------------------
                                                      12/31/04       12/31/03
                                                    ------------   ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income ...........................   $  2,247,095   $  3,143,837
Net realized gain on investments
   and foreign currencies .......................     11,674,662     10,469,639
Net change in unrealized appreciation/
   depreciation on investments and
   foreign currencies ...........................     (4,085,542)     5,879,371
                                                    ------------   ------------
Net increase in net assets resulting
   from operations ..............................      9,836,215     19,492,847
                                                    ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................    (12,011,670)    (1,808,910)
   Service Class ................................           (944)           (98)
Net realized gain on investments:
   Standard Class ...............................     (1,888,359)             -
   Service Class ................................           (151)             -
                                                    ------------   ------------
                                                     (13,901,124)    (1,809,008)
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................      3,472,141     47,028,158
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class ...............................     13,900,029      1,808,910
   Service Class ................................          1,095             98
                                                    ------------   ------------
                                                      17,373,265     48,837,166
                                                    ------------   ------------
Cost of shares repurchased:
   Standard Class ...............................    (32,398,573)   (53,001,915)
                                                    ------------   ------------
Decrease in net assets derived from
   capital share transactions ...................    (15,025,308)    (4,164,749)
                                                    ------------   ------------
NET INCREASE (DECREASE)
   IN NET ASSETS ................................    (19,090,217)    13,519,090
NET ASSETS:
Beginning of year ...............................    105,470,717     91,951,627
                                                    ------------   ------------
End of year (including undistributed
   net investment income of $12,038,201
   and $12,004,091, respectively) ...............   $ 86,380,500   $105,470,717
                                                    ============   ============

                             See accompanying notes

                                                                 Global Bond - 6

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                     DELAWARE VIP GLOBAL BOND SERIES STANDARD CLASS
                                                                                       YEAR ENDED
                                                             -------------------------------------------------------------
                                                              12/31/04    12/31/03    12/31/02   12/31/01(1)      12/31/00
                                                             ---------   ---------   ---------   -----------     ---------
Net asset value, beginning of period .....................   $  13.940   $  11.770   $   9.470   $     9.730     $   9.730
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) .................................       0.316       0.356       0.404         0.411         0.534
Net realized and unrealized gain (loss) on investments
   and foreign currencies ................................       1.262       2.005       1.957        (0.464)       (0.453)
                                                             ---------   ---------   ---------   -----------     ---------
Total from investment operations .........................       1.578       2.361       2.361        (0.053)        0.081
                                                             ---------   ---------   ---------   -----------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................      (1.692)     (0.191)     (0.061)       (0.207)       (0.081)
Net realized gain on investments .........................      (0.266)          -           -             -             -
                                                             ---------   ---------   ---------   -----------     ---------
Total dividends and distributions ........................      (1.958)     (0.191)     (0.061)       (0.207)       (0.081)
                                                             ---------   ---------   ---------   -----------     ---------
Net asset value, end of period ...........................   $  13.560   $  13.940   $  11.770   $     9.470     $   9.730
                                                             =========   =========   =========   ===========     =========
Total return(3) ..........................................       13.00%      20.36%      25.09%        (0.48)%        0.86%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $  86,372   $ 105,463   $  91,945   $    17,012     $  16,463
Ratio of expenses to average net assets ..................        0.93%       0.87%       0.81%         0.85%         0.85%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ...............        0.93%       0.91%       0.81%         1.11%         0.95%
Ratio of net investment income to average net assets .....        2.52%       2.81%       3.76%         4.34%         5.75%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ....        2.52%       2.77%       3.76%         4.08%         5.65%
Portfolio turnover .......................................         117%        111%         49%           51%           39%

----------
(1)As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.057, an increase in net realized and unrealized gain (loss) per share of $0.057 and a decrease in the ratio of net investment income to average net assets of 0.61%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(2)The average shares outstanding method has been applied for per share information.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                 Global Bond - 7

DELAWARE VIP GLOBAL BOND SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                     DELAWARE VIP GLOBAL BOND SERIES SERVICE CLASS
                                                             --------------------------------------------------------------
                                                                              YEAR ENDED                          5/1/00(2)
                                                             -----------------------------------------------         TO
                                                              12/31/04    12/31/03    12/31/02   12/31/01(1)      12/31/00
                                                             ---------   ---------   ---------   -----------     ----------
Net asset value, beginning of period .....................   $  13.920   $  11.770   $   9.460   $     9.730     $    9.180
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) .................................       0.285       0.328       0.389         0.397          0.346
Net realized and unrealized gain (loss) on investments
   and foreign currencies ................................       1.255       1.998       1.968        (0.470)         0.204
                                                             ---------   ---------   ---------   -----------     ----------
Total from investment operations .........................       1.540       2.326       2.357        (0.073)         0.550
                                                             ---------   ---------   ---------   -----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................      (1.664)     (0.176)     (0.047)       (0.197)             -
Net realized gain on investments .........................      (0.266)          -           -             -              -
                                                             ---------   ---------   ---------   -----------     ----------
Total dividends and distributions ........................      (1.930)     (0.176)     (0.047)       (0.197)             -
                                                             ---------   ---------   ---------   -----------     ----------
Net asset value, end of period ...........................   $  13.530   $  13.920   $  11.770   $     9.460     $    9.730
                                                             =========   =========   =========   ===========     ==========
Total return(4) ..........................................       12.69%      20.04%      25.04%        (0.70)%         5.99%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $       9   $       8   $       7   $         5     $        5
Ratio of expenses to average net assets ..................        1.18%       1.09%       0.96%         1.00%          1.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ...............        1.23%       1.16%       0.96%         1.26%          1.16%
Ratio of net investment income to average net assets .....        2.27%       2.59%       3.61%         4.19%          5.65%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ....        2.22%       2.52%       3.61%         3.93%          5.49%
Portfolio turnover .......................................         117%        111%         49%           51%            39%

----------
(1)As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.057, an increase in net realized and unrealized gain (loss) per share of $0.057 and a decrease in the ratio of net investment income to average net assets of 0.61%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3)The average shares outstanding method has been applied for per share information.
(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                 Global Bond - 8

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (formerly Delaware VIP Large Cap Value Series). These financial statements and the related notes pertain to Delaware VIP Global Bond Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek current income consistent with the preservation of principal.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

                                                                 Global Bond - 9

DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Prior to September 24, 2004, Delaware International Advisers Ltd. ("DIAL"), which has since been renamed Mondrian Investment Partners Limited ("Mondrian"), an affiliate of DMC, served as the Series' investment manager under terms substantially identical to DMC's investment management agreement. DMC has replaced Mondrian as the investment manager of the Series pursuant to a new investment management agreement.

For the year ended December 31, 2004, DMC and DIAL received fees from the Series as follows:

DMC management fees .....................    $ 169,795
DIAL management fees ....................      499,551

DMC (and DIAL prior to September 24, 2004) has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.00% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the year ended December 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2004, the Series had liabilities payable to affiliates as follows:

                               DIVIDEND DISBURSING,           OTHER
          INVESTMENT              TRANSFER AGENT,            EXPENSES
          MANAGEMENT      ACCOUNTING AND ADMINISTRATION      PAYABLE
        FEE PAYABLE TO       FEES AND OTHER EXPENSES        TO DMC AND
             DMC                 PAYABLE TO DSC            AFFILIATES*
        --------------    -----------------------------    ----------
        $       54,419               $   3,043             $     4,676

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2004, the Series was charged $1,976 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the year ended December 31, 2004, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities      $ 100,946,948
Purchases of U.S. government securities                  1,980,323
Sales other than U.S. government securities            120,901,818
Sales of U.S. government securities                      6,816,761

At December 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                          AGGREGATE       AGGREGATE
           COST OF        UNREALIZED      UNREALIZED     NET UNREALIZED
         INVESTMENTS    APPRECIATION     DEPRECIATION     APPRECIATION
        ------------    -------------    ------------    --------------
        $ 76,799,505    $   7,525,754    $   (1,706)      $   7,524,048

                                                                Global Bond - 10

DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                                                         YEAR           YEAR
                                                         ENDED         ENDED
                                                       12/31/04       12/31/03
                                                     ------------   ------------
Ordinary income ..................................   $ 13,084,663   $  1,809,008
Long-term capital gains ..........................        816,461              -
                                                     ------------   ------------
Total distribution ...............................   $ 13,901,124   $  1,809,008
                                                     ============   ============
As of December 31, 2004, the components of net
 assets on a tax basis were as follows:
Shares of beneficial interest ....................   $ 65,281,059
Undistributed ordinary income ....................     12,594,683
Undistributed long-term capital gain .............        886,769
Post-October losses ..............................         (6,783)
Unrealized appreciation of investments
   and foreign currencies ........................      7,624,772
                                                     ------------
Net assets .......................................   $ 86,380,500
                                                     ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2004 through December 31, 2004 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2004, the Series recorded the following reclassifications. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                                                   UNDISTRIBUTED
                                                         NET         ACCUMULATED
                                                     INVESTMENT     NET REALIZED
                                                       INCOME        GAIN (LOSS)
                                                   -------------   -------------
                                                   $  9,799,629    $ (9,799,629)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                        YEAR           YEAR
                                                       ENDED          ENDED
                                                     12/31/04        12/31/03
                                                  -------------   -------------
Shares sold:
   Standard Class .............................         273,772       3,793,472
Shares issued upon reinvestment of dividends
 and distributions:
   Standard Class .............................       1,147,814         154,212
   Service Class ..............................              91               8
                                                  -------------   -------------
                                                      1,421,677       3,947,692
                                                  -------------   -------------
Shares repurchased:
   Standard Class .............................      (2,615,523)     (4,190,901)
                                                  -------------   -------------
Net decrease ..................................      (1,193,846)       (243,209)
                                                  =============   =============

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2004, or at any time during the year.

                                                                Global Bond - 11

DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

9. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

10. TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2004, the Series designates distributions paid during the year as follows:

             (A)              (B)
          LONG-TERM        ORDINARY
        CAPITAL GAINS        INCOME           TOTAL
        DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS
         (TAX BASIS)      (TAX BASIS)      (TAX BASIS)
        -------------    -------------    -------------
              6%              94%              100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.

                                                                Global Bond - 12

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Global Bond Series

We have audited the accompanying statement of net assets of the Delaware VIP Global Bond Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Global Bond Series of Delaware VIP Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 9, 2005

                                                                Global Bond - 13

DELAWARE VIP GLOBAL BOND SERIES

PROXY RESULTS (UNAUDITED)

Shareholders of Delaware VIP Global Bond Series voted on the following proposals at the special meeting of shareholders held on August 31, 2004. The description of each proposal and number of shares voted are as follows:

                                                         SHARES           SHARES           SHARES
                                                          VOTED            VOTED           VOTED
                                                           FOR            AGAINST         ABSTAIN
                                                      -------------    -------------    -------------
1. To approve an Investment Management Agreement
Between the Trust, on behalf of the Series, and
Delaware Management Company                           6,430,771.237       31,761.112      762,690.929

2. Only if, the DIAL Acquisition (as defined in
the proxy statement) is completed before
shareholders have approved an investment
Management Agreement on behalf of the Series, to
ratify an Interim Investment Management Agreement,
if any, between the Trust and Delaware
International Advisers Ltd.                           6,352,601.602      150,657.111      921,964.565

          The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

          Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the
          Commission's website at http://www.sec.gov.

                                                                Global Bond - 14

DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                             NUMBER OF               OTHER
                                                                   PRINCIPAL            PORTFOLIOS IN FUND       DIRECTORSHIPS
       NAME,                  POSITION(S)        LENGTH           OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                  HELD WITH        OF TIME              DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE                FUND(S)          SERVED           PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)          Chairman,      5 Years -       Since August 2000,                75                   None
   2005 Market Street       President, Chief   Executive   Mr. Driscoll has served in
    Philadelphia, PA            Executive       Officer   various executive capacities
          19103                  Officer       2 Years -      at different times at
                                   and          Trustee      Delaware Investments(1)
     March 10, 1963            Trustee(4)
                                                            Senior Vice President and
                                                             Director of Fixed-Income
                                                            Process - Conseco Capital
                                                                   Management
                                                            (June 1998 - August 2000)

INDEPENDENT TRUSTEES

    WALTER P. BABICH             Trustee       17 Years         Board Chairman -                 92                   None
   2005 Market Street                                         Citadel Construction
    Philadelphia, PA                                      Corporation (1989 - Present)
          19103

   October 1, 1927

     JOHN H. DURHAM              Trustee           26           Private Investor                 92             Trustee and Audit
   2005 Market Street                           Years(3)                                                        Committee Member -
   Philadelphia, PA                                                                                             Abington Memorial
         19103                                                                                                      Hospital

                                                                                                                President/Director -
     August 7, 1937                                                                                             22 WR Corporation

       JOHN A. FRY             Trustee(4)       4 Years            President -                   75                Director -
   2005 Market Street                                      Franklin & Marshall College                          Community Health
    Philadelphia, PA                                          (June 2002 - Present)                                  Systems
          19103

                                                           Executive Vice President -
      May 28, 1960                                         University of Pennsylvania
                                                             (April 1995 - June 2002)

    ANTHONY D. KNERR             Trustee        12 Years   Founder/Managing Director -           92                   None
   2005 Market Street                                      Anthony Knerr & Associates
    Philadelphia, PA                                         (Strategic Consulting)
          19103                                                 (1990 - Present)

   December 7, 1938

      ANN R. LEVEN               Trustee        16 Years     Treasurer/Chief Fiscal              92            Director and Audit
   2005 Market Street                                      Officer - National Gallery                        Committee Chairperson -
    Philadelphia, PA                                          of Art (1994 - 1999)                           Andy Warhol Foundation
         19103

                                                                                                               Director and Audit
    November 1, 1940                                                                                            Committee Member -
                                                                                                                  Systemax Inc.

                                                                                             NUMBER OF               OTHER
                                                                   PRINCIPAL            PORTFOLIOS IN FUND       DIRECTORSHIPS
       NAME,                  POSITION(S)        LENGTH           OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                  HELD WITH        OF TIME              DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE                FUND(S)          SERVED           PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
INDEPENDENT TRUSTEES (CONTINUED)
    THOMAS F. MADISON            Trustee        11 Years         President/Chief                 92                Director -
   2005 Market Street                                          Executive Officer -                                Banner Health
    Philadelphia, PA                                           MLM Partners, Inc.
          19103                                             (Small Business Investing                          Director and Audit
                                                                 and Consulting)                               Committee Member -
    February 25, 1936                                       (January 1993 - Present)                           Center Point Energy

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Digital River Inc.

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Rimage Corporation

                                                                                                               Director - Valmont
                                                                                                                 Industries, Inc.

    JANET L. YEOMANS             Trustee         6 Years    Vice President/Mergers &             92                   None
   2005 Market Street                                     Acquisitions - 3M Corporation
    Philadelphia, PA                                        (January 2003 - Present)
          19103

                                                              Ms. Yeomans has held
      July 31, 1948                                       various management positions
                                                          at 3M Corporation since 1983.

OFFICERS

   JOSEPH H. HASTINGS           Executive        1 Year    Mr. Hastings has served in            92                  None(5)
   2005 Market Street        Vice President               various executive capacities
    Philadelphia, PA               and                        at different times at
          19103              Chief Financial                  Delaware Investments.
                                 Officer
    December 19, 1949

   RICHELLE S. MAESTRO       Executive Vice      2 Years    Ms. Maestro has served in            92                  None(5)
   2005 Market Street       President, Chief              various executive capacities
    Philadelphia, PA        Legal Officer and                 at different times at
          19103                 Secretary                     Delaware Investments.

    November 26, 1957

    MICHAEL P. BISHOF          Senior Vice       8 Years    Mr. Bishof has served in             92                  None(5)
   2005 Market Street         President and               various executive capacities
    Philadelphia, PA            Treasurer                     at different times at
         19103                                                Delaware Investments.

     August 18, 1962

----------
(1)Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2)Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3)Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4)Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5)Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                Global Bond - 16

DELAWARE VIP TRUST - DELAWARE VIP GROWTH OPPORTUNITIES SERIES

PORTFOLIO SNAPSHOT
     Improving sentiment regarding an overall economic rebound drove stocks higher during the fiscal year. The rally was broad-based, as the majority of stocks posted solid gains. Capitalization, or the size of a stock, was a factor in overall returns, with the small- and mid-cap indexes turning in superior performance over their large-cap counterparts.

     The market wrapped up in 2004 on a positive note as well, with a fourth quarter rally. Year-lows in August set the stage for impressive advances that took many stocks to new highs at year-end. The Series returned +12.47% (Standard Class shares with distributions reinvested) for the fiscal year. As a gauge of performance, the Series' benchmark, the Russell Midcap Growth Index returned +15.48%.

     Generally, the Series' best-performing stocks were not concentrated in any one sector, as companies that delivered positive results were generally rewarded by investors. Earlier in the year, Agere Systems and Emulex were two of the portfolio's worst-performing stocks, as anticipated growth in sales and earnings failed to live up to lofty expectations. We exited from both positions during the year.

INVESTMENT OUTLOOK
     After two strong years, it is doubtful that there will be any universal positive catalysts that would lead to exorbitant returns for all stocks during the coming year. The potential for negative surprises exists, however, as interest rates, energy prices and geopolitical concerns all have the potential to dampen stock prices.

     We foresee a continuation of the current environment in which those companies that are able to deliver strong earnings and sales growth are rewarded, while those companies that fall short of expectations will be penalized. We will continue to seek out and hold onto those companies that have established market leadership and which we believe will be able to post superior earnings and sales growth.


Performance of a $10,000 Investment



               Growth Opportunities Series                   Russell Midcap
                  Standard Class Shares                       Growth Index
                  ---------------------                       ------------
12/31/1994               $10,000                                 $10,000
12/31/1995               $12,953                                 $13,399
12/31/1996               $14,826                                 $15,740
12/31/1997               $17,034                                 $19,289
12/31/1998               $20,239                                 $22,734
12/31/1999               $32,978                                 $34,394
12/31/2000               $30,168                                 $30,354
12/31/2001               $25,406                                 $24,236
12/31/2002               $19,070                                 $17,592
12/31/2003               $26,900                                 $25,108
12/31/2004               $30,255                                 $28,995




                        DELAWARE VIP GROWTH OPPORTUNITIES
                       SERIES AVERAGE ANNUAL TOTAL RETURNS

             STANDARD CLASS   SERVICE CLASS
                SHARES*          SHARES**
             --------------   -------------
LIFETIME        +10.11%           -3.39%
10 YEARS        +11.71%              --
FIVE YEARS       -1.71%              --
ONE YEAR        +12.47%          +12.13%

     For the periods ended December 31, 2004

 * Commenced operations on July 12, 1991.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in the Delaware VIP Growth Opportunities Series Standard Class shares and the Russell Midcap Growth Index for the 10-year period from the December 31, 1994 through December 31, 2004. All distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The Russell Midcap Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for the Delaware VIP Growth Opportunities Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus.

                                                        Growth Opportunities - 1

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2004 to December 31, 2004

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                             EXPENSES
                                                     BEGINNING      ENDING                  PAID DURING
                                                      ACCOUNT      ACCOUNT     ANNUALIZED     PERIOD
                                                       VALUE        VALUE       EXPENSE      7/1/04 TO
                                                       7/1/04      12/31/04      RATIOS      12/31/04*
                                                     ----------   ----------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class                                       $ 1,000.00   $ 1,093.90         0.84%  $      4.42
Service Class                                          1,000.00     1,091.90         1.09%         5.73
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                       $ 1,000.00   $ 1,020.91         0.84%  $      4.27
Service Class                                          1,000.00     1,019.66         1.09%         5.53

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                        Growth Opportunities - 2

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
SECTOR ALLOCATION
As of December 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                      PERCENTAGE
SECTOR                                               OF NET ASSETS
--------------------------------------------------   -------------
COMMON STOCK                                                 95.90%
                                                     -------------
Basic Industry/Capital Goods                                  1.77%
Business Services                                            12.23%
Consumer Non-Durables                                        11.73%
Consumer Services                                             9.60%
Financial                                                    23.94%
Healthcare                                                   16.87%
Technology                                                   19.76%
                                                     -------------
REPURCHASE AGREEMENTS                                         4.65%
                                                     -------------
SECURITIES LENDING COLLATERAL                                13.46%
                                                     -------------
TOTAL MARKET VALUE OF SECURITIES                            114.01%
                                                     -------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL          (13.46)%
                                                     -------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS              (0.55)%
                                                     -------------
TOTAL NET ASSETS                                            100.00%
                                                     -------------

                                                        Growth Opportunities - 3

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENT OF NET ASSETS
December 31, 2004

                                                        NUMBER        MARKET
                                                      OF SHARES       VALUE
                                                     ------------  ------------
  COMMON STOCK-95.90%
  BASIC INDUSTRY/CAPITAL GOODS-1.77%
 >Mettler Toledo International ...................         24,800  $  1,272,488
                                                                   ------------
                                                                      1,272,488
                                                                   ------------
  BUSINESS SERVICES-12.23%
  Certegy ........................................         35,300     1,254,209
 >Dun & Bradstreet ...............................         11,700       697,905
  Expeditors International Washington ............         28,100     1,570,228
 >Fisher Scientific International ................         20,100     1,253,838
  Manpower .......................................         24,300     1,173,690
  National Financial Partners ....................         33,300     1,292,040
  Robert Half International ......................         53,000     1,559,790
                                                                   ------------
                                                                      8,801,700
                                                                   ------------
  CONSUMER NON-DURABLES-11.73%
  Dollar General .................................         34,900       724,873
  Michaels Stores ................................         30,800       923,076
  Nordstrom ......................................         41,900     1,957,987
  Staples ........................................         55,600     1,874,276
 >Starbucks ......................................         33,200     2,070,352
 >Williams-Sonoma ................................         25,500       893,520
                                                                   ------------
                                                                      8,444,084
                                                                   ------------
  CONSUMER SERVICES-9.60%
  Marriott International Class A .................         31,900     2,009,062
 *Royal Caribbean Cruises ........................         44,100     2,400,804
  Starwood Hotels & Resorts Worldwide ............         33,100     1,933,040
*>XM Satellite Radio Holdings Class A ............         15,100       568,062
                                                                   ------------
                                                                      6,910,968
                                                                   ------------
  FINANCIAL-23.94%
*>Affiliated Managers Group ......................         23,400     1,585,116
 >Ameritrade Holding .............................        160,000     2,275,200
*>CapitalSource ..................................         81,400     2,089,538
 >CB Commercial Real Estate Services .............         44,100     1,479,555
  Cullen/Frost Bankers ...........................         35,000     1,701,000
  Eaton Vance ....................................         26,800     1,397,620
  Federated Investors Class B ....................         13,800       419,520
  Lehman Brothers Holdings .......................         15,900     1,390,932
  PartnerRe ......................................         34,800     2,155,512
  Sovereign Bancorp ..............................         88,200     1,988,910
  UnumProvident ..................................         41,300       740,922
                                                                   ------------
                                                                     17,223,825
                                                                   ------------
  HEALTHCARE-16.87%
*>Amylin Pharmaceuticals .........................         51,500     1,203,040
 >Barr Pharmaceuticals ...........................         34,600     1,575,684
 >Caremark Rx ....................................         28,900     1,139,527
 >Endo Pharmaceuticals Holdings ..................         36,900       775,638
 >Express Scripts Class A ........................         13,800     1,054,872
 >Genzyme ........................................         12,900       749,103
 >Gilead Sciences ................................         33,200     1,161,668
 >Invitrogen .....................................         20,500     1,376,165
 >MGI Pharma .....................................         29,200       817,892
*>Neurocrine Biosciences .........................         16,700       823,310
 >Wellpoint ......................................         12,700     1,460,500
                                                                   ------------
                                                                     12,137,399
                                                                   ------------
  TECHNOLOGY-19.76%
 >Amdocs .........................................         20,800       546,000
  ASML Holding ...................................         98,500     1,567,135
 >Broadcom Class A ...............................         24,600       794,088
*>Check Point Software
   Technologies ..................................         25,000  $    615,750
 >Citrix Systems .................................         58,900     1,444,817
 >Lam Research ...................................         54,100     1,564,031
  Linear Technology ..............................         43,700     1,693,812
 >Mercury Interactive ............................         45,300     2,063,415
 >Network Appliance ..............................         47,800     1,587,916
*>PMC - Sierra ...................................        101,800     1,145,250
*>Red Hat ........................................         89,800     1,198,830
                                                                   ------------
                                                                     14,221,044
                                                                   ------------
TOTAL COMMON STOCK
   (COST $54,251,203) ............................                   69,011,508
                                                                   ------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                     ------------
REPURCHASE AGREEMENTS-4.65%
With BNP Paribas 1.55% 1/3/05
 (dated 12/31/04, to be repurchased
 at $1,819,235, collateralized by
 $1,870,000 U.S. Treasury Bills
 due 4/28/05, market value
 $ 1,855,456) ....................................   $  1,819,000     1,819,000
With UBS Warburg 1.55% 1/3/05
 (dated 12/31/04, to be repurchased
 at $1,525,197, collateralized by
 $1,525,000 U.S. Treasury Bills
 due 4/28/05, market value
 $1,513,752 and $42,000
 U.S. Treasury Notes 6.75% due 5/15/05,
 market value $42,754) ...........................      1,525,000     1,525,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
 (COST $3,344,000) ...............................                    3,344,000
                                                                   ------------
TOTAL MARKET VALUE OF SECURITIES
 BEFORE SECURITIES LENDING
 COLLATERAL-100.55%
 (COST $57,595,203) ..............................                   72,355,508
                                                                   ------------
SECURITIES LENDING COLLATERAL**-13.46%
SHORT-TERM INVESTMENTS
Barclays Capital 2.34% 1/3/05 ....................      3,261,001     3,261,001
Barclays London
 1.92% 1/31/05 ...................................         65,233        65,220
 2.32% 1/10/05 ...................................        260,878       260,880
Bear Stearns 2.37% 3/18/05 .......................        293,489       293,676
Beta Finance 2.30% 2/11/05 .......................        279,698       279,001
BNP Paribus 2.21% 1/25/05 ........................         65,824        65,784
Calyon 2.32% 4/19/05 .............................        326,089       326,067
Credit Swiss First
 Boston NY 2.56% 12/29/05 ........................         68,461        68,486
Deutsche Bank Financial
 2.38% 2/22/05 ...................................         65,223        65,236

                                                        Growth Opportunities - 4

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                      PRINCIPAL       MARKET
                                                        AMOUNT        VALUE
                                                     ------------  ------------
SECURITIES LENDING COLLATERAL (CONTINUED)
SHORT-TERM INVESTMENTS (CONTINUED)
General Electric Capital
 2.37% 2/3/05 ....................................   $     97,850  $     97,876
Lehman Holdings 2.39% 12/23/05 ...................        326,156       326,490
Marshall & Ilsley Bank 2.51%
 12/29/05 ........................................        326,120       326,120
Merrill Lynch
 Mortgage Capital 2.41% 1/12/05 ..................        260,880       260,880
Morgan Stanley
 2.33% 1/3/05 ....................................        761,834       761,834
 2.39% 3/10/05 ...................................        260,880       260,880
 2.52% 1/31/06 ...................................         65,121        65,220
Nordea Bank
 New York 2.32% 5/13/05 ..........................        326,081       326,054
Pfizer 2.30% 1/31/06 .............................        313,056       313,056
Proctor & Gamble 2.42% 1/31/06 ...................        326,171       326,100
Rabobank, New York 2.03% 3/2/05 ..................        326,100       326,080
Royal Bank of Canada 2.38% 6/27/05 ...............        326,121       326,052
Sigma Finance 2.26% 9/30/05 ......................        306,567       306,470
Societe Generale 2.37% 6/14/05 ...................        163,612       163,612
Sun Trust Bank 2.30% 8/5/05 ......................        163,553       163,553
Wells Fargo 2.37% 1/31/06 ........................        326,029       326,100
Wilmington Trust 2.05% 1/5/05 ....................        326,119       326,113
                                                                   ------------
TOTAL SECURITIES LENDING
 COLLATERAL (COST $9,687,841) ....................                    9,687,841
                                                                   ------------
TOTAL MARKET VALUE OF SECURITIES-114.01% (COST $67,283,044) .....    82,043,349#
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(13.46%) ...    (9,687,841)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.55%) .........      (398,515)
                                                                   ------------
NET ASSETS APPLICABLE TO 4,518,112 SHARES OUTSTANDING-100.00% ...  $ 71,956,993
                                                                   ============
NET ASSET VALUE-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
 STANDARD CLASS ($56,874,921 / 3,564,411 SHARES) ................  $      15.96
                                                                   ============
NET ASSET VALUE-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
 SERVICE CLASS ($15,082,072 / 953,701 SHARES) ...................  $      15.81
                                                                   ============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:
Shares of beneficial interest (unlimited authorization-no par) ..  $ 76,148,118
Accumulated net realized loss on investments ....................   (18,951,430)
Net unrealized appreciation of investments ......................    14,760,305
                                                                   ------------
Total net assets ................................................  $ 71,956,993
                                                                   ============

----------
 *Fully or partially on loan.
**See Note #7 in "Notes to Financial Statements."
 >Non-income producing security for the year ended December 31, 2004. #Includes $9,479,498 of securities loaned.

                             See accompanying notes

                                                        Growth Opportunities - 5

DELAWARE VIP TRUST-
DELAWARE GROWTH OPPORTUNITIES SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends .................................................   $    403,750
Interest ..................................................         39,044
Securities lending income .................................          9,415
                                                              ------------
                                                                   452,209
                                                              ------------
EXPENSES:
Management fees ...........................................        546,196
Distribution expenses - Service Class .....................         45,817
Accounting and administration expenses ....................         25,810
Reports and statements to shareholders ....................          8,495
Legal and professional fees ...............................          8,004
Dividend disbursing and transfer agent
fees and expenses .........................................          7,169
Custodian fees ............................................          5,791
Trustees' fees ............................................          3,064
Taxes (other than on income) ..............................          1,712
Pricing fees ..............................................            447
Other .....................................................          1,913
                                                              ------------
                                                                   654,418
Less waiver of distribution expenses - Service Class ......         (7,620)
                                                              ------------
Total expenses ............................................        646,798
                                                              ------------
NET INVESTMENT LOSS .......................................       (194,589)
                                                              ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................     12,910,575
Net change in unrealized
 appreciation/depreciation of investments .................     (4,548,303)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS ..............................................      8,362,272
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $  8,167,683
                                                              ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                           YEAR ENDED
                                                  ----------------------------
                                                    12/31/04        12/31/03
                                                  ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment loss ...........................   $   (194,589)   $   (237,178)
Net realized gain on investments ..............     12,910,575       5,640,255
Net change in unrealized
 appreciation/depreciation of investments .....     (4,548,303)     20,452,045
                                                  ------------    ------------
Net increase in net assets resulting
 from operations ..............................      8,167,683      25,855,122
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class ..............................        292,375         495,276
  Service Class ...............................        957,177       1,847,311
                                                  ------------    ------------
                                                     1,249,552       2,342,587
                                                  ------------    ------------
Cost of shares repurchased:
  Standard Class ..............................    (15,251,742)    (16,762,775)
  Service Class ...............................     (4,482,881)     (5,399,680)
                                                  ------------    ------------
                                                   (19,734,623)    (22,162,455)
                                                  ------------    ------------
Decrease in net assets derived from
 capital share transactions ...................    (18,485,071)    (19,819,868)
                                                  ------------    ------------
NET INCREASE (DECREASE)
 IN NET ASSETS ................................    (10,317,388)      6,035,254

NET ASSETS:
Beginning of year .............................     82,274,381      76,239,127
                                                  ------------    ------------
End of year (there was no undistributed
 net investment income at either
 year end) ....................................   $ 71,956,993    $ 82,274,381
                                                  ============    ============

                             See accompanying notes

                                                        Growth Opportunities - 6

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                   DELAWARE VIP GROWTH OPPORTUNITIES SERIES STANDARD CLASS
                                                                                         YEAR ENDED
                                                             -------------------------------------------------------------------
                                                              12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period .....................   $    14.190   $    10.060   $    15.010   $    23.990   $    28.550

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1) ...................................        (0.031)       (0.032)       (0.025)       (0.010)       (0.106)
Net realized and unrealized gain (loss) on investments ...         1.801         4.162        (3.351)       (4.209)       (1.459)
                                                             -----------   -----------   -----------   -----------   -----------
Total from investment operations .........................         1.770         4.130        (3.376)       (4.219)       (1.565)
                                                             -----------   -----------   -----------   -----------   -----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments .........................             -             -             -        (4.761)       (2.995)
Return of capital ........................................             -             -        (1.574)            -             -
                                                             -----------   -----------   -----------   -----------   -----------
Total dividends and distributions ........................             -             -        (1.574)       (4.761)       (2.995)
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, end of period ...........................   $    15.960   $    14.190   $    10.060   $    15.010   $    23.990
                                                             ===========   ===========   ===========   ===========   ===========
Total return(2) ..........................................         12.47%        41.05%       (24.94)%      (15.78)%       (8.52)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $    56,875   $    65,368   $    60,964   $   117,527   $   180,008
Ratio of expenses to average net assets ..................          0.84%         0.85%         0.87%         0.85%         0.84%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .................          0.84%         0.85%         0.87%         0.87%         0.84%
Ratio of net investment loss to average net assets .......         (0.21)%       (0.27)%       (0.21)%       (0.06)%       (0.36)%
Ratio of net investment loss to average net assets prior
 to expense limitation and expenses paid indirectly ......         (0.21)%       (0.27)%       (0.21)%       (0.08)%       (0.36)%
Portfolio turnover .......................................            94%           94%           88%          117%          128%

----------
(1)The average shares outstanding method has been applied for per share information.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                        Growth Opportunities - 7

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                   DELAWARE VIP GROWTH OPPORTUNITIES SERIES SERVICE CLASS
                                                             -------------------------------------------------------------------
                                                                                   YEAR ENDED                         5/01/00(1)
                                                             -----------------------------------------------------       TO
                                                              12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period .....................   $    14.100   $    10.010   $    14.970   $    23.980   $    28.020

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2) ...................................        (0.066)       (0.058)       (0.043)       (0.033)       (0.087)
Net realized and unrealized gain (loss) on investments ...         1.776         4.148        (3.343)       (4.216)       (3.953)
                                                             -----------   -----------   -----------   -----------   -----------
Total from investment operations .........................         1.710         4.090        (3.386)       (4.249)       (4.040)
                                                             -----------   -----------   -----------   -----------   -----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments .........................             -             -             -        (4.761)            -
Return of capital ........................................             -             -        (1.574)            -             -
                                                             -----------   -----------   -----------   -----------   -----------
Total dividends and distributions ........................             -             -        (1.574)       (4.761)            -
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, end of period ...........................   $    15.810   $    14.100   $    10.010   $    14.970   $    23.980
                                                             ===========   ===========   ===========   ===========   ===========
Total return(3) ..........................................         12.13%        40.86%       (25.09)%      (15.94)%      (14.42)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $    15,082   $    16,906   $    15,275   $    27,893   $    28,122
Ratio of expenses to average net assets ..................          1.09%         1.07%         1.02%         1.00%         0.99%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .................          1.14%         1.10%         1.02%         1.02%         0.99%
Ratio of net investment loss to average net assets .......         (0.46)%       (0.49)%       (0.36)%       (0.21)%       (0.47)%
Ratio of net investment loss to average net assets prior
 to expense limitation and expenses paid indirectly ......         (0.51)%       (0.52)%       (0.36)%       (0.23)%       (0.47)%
Portfolio turnover .......................................            94%           94%           88%          117%          128%

----------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2)The average shares outstanding method has been applied for per share information.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                        Growth Opportunities - 8

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (formerly Delaware VIP Large Cap Value Series). These financial statements and the related notes pertain to Delaware VIP Growth Opportunities Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2004.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.90% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the year ended December 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

                                                        Growth Opportunities - 9

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2004, the Series had liabilities payable to affiliates as follows:

                                     DIVIDEND DISBURSING,           OTHER
                 INVESTMENT             TRANSFER AGENT,            EXPENSES
                 MANAGEMENT      ACCOUNTING AND ADMINISTRATION      PAYABLE
               FEE PAYABLE TO       FEES AND OTHER EXPENSES       TO DMC AND
                    DMC                 PAYABLE TO DSC            AFFILIATES*
               --------------    -----------------------------    -----------
                 $   45,395                $   2,538               $   5,673

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2004, the Series was charged $1,955 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the year ended December 31, 2004, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ..............................................   $ 66,410,604
Sales ..................................................     87,410,580

At December 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                               AGGREGATE      AGGREGATE
                 COST OF       UNREALIZED     UNREALIZED    NET UNREALIZED
               INVESTMENTS    APPRECIATION   DEPRECIATION    APPRECIATION
               ------------   ------------   ------------   --------------
               $ 68,052,674   $ 14,946,255   $   (955,580)  $   13,990,675

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the years ended December 31, 2004 and 2003.

As of December 31, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest .................   $ 76,148,118
Capital loss carryforwards ....................    (18,181,800)
Unrealized appreciation of investments ........     13,990,675
                                                  ------------
Net assets ....................................   $ 71,956,993
                                                  ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2004, the Series recorded the following reclassifications. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

                      UNDISTRIBUTED
                           NET             PAID-IN
                    INVESTMENT INCOME      CAPITAL
                    -----------------    ------------
                        $  194,589       $   (194,589)

                                                       Growth Opportunities - 10

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $12,183,914 was utilized in 2004. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $2,145,746 expires in 2009 and $16,036,054 expires in 2010.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                      YEAR           YEAR
                                                      ENDED          ENDED
                                                    12/31/04       12/31/03
                                                  ------------    ------------
Shares sold:
  Standard Class ..............................         20,762          41,561
  Service Class ...............................         69,498         153,996
                                                  ------------    ------------
                                                        90,260         195,557
                                                  ------------    ------------
Shares repurchased:
  Standard Class ..............................     (1,063,239)     (1,496,223)
  Service Class ...............................       (314,943)       (480,170)
                                                  ------------    ------------
                                                    (1,378,182)     (1,976,393)
                                                  ------------    ------------
Net decrease ..................................     (1,287,922)     (1,780,836)
                                                  ============    ============

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2004, or at any time during the year.

7. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At December 31, 2004, the market value of securities on loan was $9,479,498, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral".

8. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

9. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

                                                       Growth Opportunities - 11

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Growth Opportunities Series

We have audited the accompanying statement of net assets of the Delaware VIP Growth Opportunities Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Growth Opportunities Series of Delaware VIP Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 9, 2005

        The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
        Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                       Growth Opportunities - 12

DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                             NUMBER OF               OTHER
                                                                   PRINCIPAL            PORTFOLIOS IN FUND       DIRECTORSHIPS
       NAME,                  POSITION(S)        LENGTH           OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                  HELD WITH        OF TIME              DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE                FUND(S)          SERVED           PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
 INTERESTED TRUSTEES
  JUDE T. DRISCOLL(2)          Chairman,       5 Years -       Since August 2000,                75                   None
  2005 Market Street       President, Chief    Executive   Mr. Driscoll has served in
   Philadelphia, PA           Executive         Officer    various executive capacities
        19103                  Officer         2 Years -      at different times at
                                 and            Trustee     Delaware Investments(1)
   March 10, 1963            Trustee(4)
                                                            Senior Vice President and
                                                           Director of Fixed-Income
                                                           Process - Conseco Capital
                                                                  Management
                                                            (June 1998 - August 2000)
INDEPENDENT TRUSTEES
  WALTER P. BABICH            Trustee          17 Years         Board Chairman -                 92                   None
 2005 Market Street                                           Citadel Construction
  Philadelphia, PA                                                Corporation
       19103                                                    (1989 - Present)

  October 1, 1927

   JOHN H. DURHAM             Trustee              26           Private Investor                 92            Trustee and Audit
 2005 Market Street                             Years(3)                                                       Committee Member -
  Philadelphia, PA                                                                                             Abington Memorial
       19103                                                                                                       Hospital
                                                                                                              President/Director -
   August 7, 1937                                                                                              22 WR Corporation

    JOHN A. FRY              Trustee(4)         4 Years            President -                   75                Director -
 2005 Market Street                                        Franklin & Marshall College                          Community Health
  Philadelphia, PA                                            (June 2002 - Present)                                 Systems
       19103
                                                           Executive Vice President -
    May 28, 1960                                           University of Pennsylvania
                                                            (April 1995 - June 2002)

  ANTHONY D. KNERR            Trustee          12 Years    Founder/Managing Director -           92                   None
 2005 Market Street                                        Anthony Knerr & Associates
  Philadelphia, PA                                           (Strategic Consulting)
       19103                                                    (1990 - Present)

  December 7, 1938

    ANN R. LEVEN              Trustee          16 Years      Treasurer/Chief Fiscal              92            Director and Audit
 2005 Market Street                                           Officer - National                             Committee Chairperson -
  Philadelphia, PA                                               Gallery of Art                                    Andy Warhol
       19103                                                      (1994 - 1999)                                     Foundation
                                                                                                               Director and Audit
  November 1, 1940                                                                                             Committee Member -
                                                                                                                 Systemax Inc.

                                                       Growth Opportunities - 13

                                                                                             NUMBER OF               OTHER
                                                                    PRINCIPAL            PORTFOLIOS IN FUND      DIRECTORSHIPS
       NAME,                POSITION(S)         LENGTH            OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                HELD WITH         OF TIME               DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE              FUND(S)           SERVED            PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
 INDEPENDENT TRUSTEES
 (CONTINUED)

  THOMAS F. MADISON           Trustee          11 Years          President/Chief                 92                Director -
  2005 Market Street                                           Executive Officer -                               Banner Health
   Philadelphia, PA                                            MLM Partners, Inc.
        19103                                               (Small Business Investing                          Director and Audit
                                                                 and Consulting)                               Committee Member -
 February 25, 1936                                          (January 1993 - Present)                          Center Point Energy

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Digital River Inc.

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Rimage Corporation

                                                                                                               Director - Valmont
                                                                                                                Industries, Inc.

  JANET L. YEOMANS            Trustee           6 Years     Vice President/Mergers &             92                   None
 2005 Market Street                                       Acquisitions - 3M Corporation
  Philadelphia, PA                                          (January 2003 - Present)
       19103
                                                              Ms. Yeomans has held
   July 31, 1948                                          various management positions
                                                          at 3M Corporation since 1983.

OFFICERS

 JOSEPH H. HASTINGS          Executive          1 Year     Mr. Hastings has served in            92                 None(5)
 2005 Market Street        Vice President                 various executive capacities
  Philadelphia, PA              and                           at different times at
       19103              Chief Financial                     Delaware Investments.
                              Officer
 December 19, 1949

RICHELLE S. MAESTRO         Executive Vice      2 Years     Ms. Maestro has served in            92                 None(5)
 2005 Market Street        President, Chief               various executive capacities
  Philadelphia, PA         Legal Officer and                  at different times at
       19103                   Secretary                      Delaware Investments.

 November 26, 1957

 MICHAEL P. BISHOF            Senior Vice       8 Years     Mr. Bishof has served in             92                 None(5)
 2005 Market Street         President and                 various executive capacities
  Philadelphia, PA             Treasurer                     at different times at
       19103                                                 Delaware Investments.

  August 18, 1962

----------
(1)Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2)Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3)Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4)Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5)Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                       Growth Opportunities - 14

DELAWARE VIP TRUST - DELAWARE VIP HIGH YIELD SERIES

PORTFOLIO SNAPSHOT

        The high-yield corporate bond market recorded a second strong calendar year of performance with the Delaware VIP High Yield Series returning +14.25% (Standard Class shares with distributions reinvested). For comparison, the Series' benchmark, the Bear Stearns High Yield Index, returned +10.93% (source:
Lipper Inc.) The high-yield environment was driven by investors reach for yield in an environment marked by low rates, muted market volatility, and steadily improving corporate credit fundamentals. Lower-rated securities performed particularly well. BB-rated bonds (the highest credit quality in this asset class) appreciated +9.03% within the Bear Stearns index. For the same period, C-rated issues gained +15.69% for the 12-month period, as troubled issuers such as Delta Air Lines realized significant price appreciation on the news of a new labor deal. Beyond our Delta exposure, we remained cautious in the high-yield market during 4Q04, choosing to focus on up-in-quality trades, yield-to-call bonds, and short-dated maturities that provided attractive yields at very low durations.

INVESTMENT OUTLOOK

        We continue to see the new issuance calendar remain fairly healthy through the first half of the year. We are still witnessing a good measure of refinancings (called and tender offers for higher coupon bonds) as companies attempt to execute before rates might rise. Many companies are also taking advantage of repaying bank debt by issuing at lower floating rates. We continue to thoroughly research any new offerings, especially first-time issuers, before investing any new money into the market, as well as digging deeply into both new issue niche credits and battered issues that may recover with a continued economic expansion and investor demand. We review sectors on a bond-by-bond basis and assess their individual relative value within each sector and versus bonds in other sectors.


Performance of a $10,000 Investment


                                                             Delaware VIP
                        Citigroup High Yield               High Yield Series              Bear Stearns
                           Cash Pay Index                Standard Class Shares          High Yield Index
                        --------------------             ---------------------          ----------------
12/31/1994                     $10,000                          $10,000                      $10,000
12/31/1995                     $11,940                          $11,550                      $11,940
12/31/1996                     $13,322                          $13,027                      $13,322
12/31/1997                     $15,079                          $14,803                      $15,079
12/31/1998                     $15,623                          $14,496                      $15,623
12/31/1999                     $15,893                          $14,111                      $15,893
12/31/2000                     $14,991                          $11,849                      $14,991
12/31/2001                     $16,022                          $11,363                      $16,022
12/31/2002                     $15,931                          $11,572                      $15,931
12/31/2003                     $20,609                          $14,898                      $20,609
12/31/2004                     $22,775                          $17,020                      $22,775


                         DELAWARE VIP HIGH YIELD SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                        STANDARD CLASS   SERVICE CLASS
                            SHARES*         SHARES**
                        --------------   -------------
LIFETIME                         +6.95%       +5.40%
10 YEARS                         +5.46%          --
FIVE YEARS                       +3.76%          --
ONE YEAR                        +14.25%      +14.02%

                     For the periods ended December 31, 2004

 *Commenced operations on July 28, 1988.
**Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in the Delaware VIP High Yield Series Standard Class shares and the Citigroup High-Yield Cash Pay Index and the Bear Stearns High Yield Index for the 10-year period from December 31, 1994 through December 31, 2004. All distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The Citigroup High-Yield Cash Pay Index measures the performance of U.S. high-yield corporate bonds. The Bear Stearns High Yield Index measures fixed-income securities rated BB+ or lower from Australia, Canada, the U.S. and the U.K. Although the Series had been benchmarked previously against the Citigroup High-Yield Cash Pay Index, the Series' manager believes the Bear Stearns High Yield Index is more consistent with how the Series is managed and better tracks the performance of the high-yield bond market. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for the Delaware VIP High Yield Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus.

                                                                  High Yield - 1

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2004 to December 31, 2004

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                   EXPENSES
                                                       BEGINNING      ENDING                      PAID DURING
                                                        ACCOUNT       ACCOUNT       ANNUALIZED       PERIOD
                                                         VALUE         VALUE         EXPENSE       7/1/04 TO
                                                        7/1/04        12/31/04        RATIOS       12/31/04*
                                                     ------------   ------------   ------------   ------------
ACTUAL SERIES RETURN
Standard Class                                       $   1,000.00   $   1,110.90           0.75%  $       3.98
Service Class                                            1,000.00       1,109.10           1.00%          5.30
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                       $   1,000.00   $   1,021.37           0.75%  $       3.81
Service Class                                            1,000.00       1,020.11           1.00%          5.08

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                  High Yield - 2

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
SECTOR ALLOCATIONS
As of December 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                      PERCENTAGE
SECTOR                                               OF NET ASSETS
--------------------------------------------------   -------------
ASSET-BACKED SECURITIES                                       0.35%
                                                     -------------
CORPORATE BONDS                                              89.49%
                                                     -------------
Basic Materials                                              11.21%
Capital Goods-Manufacturing                                   7.61%
Consumer Cyclical                                            17.87%
Consumer Non-Cyclical                                         7.37%
Energy                                                        5.35%
Finance                                                       4.18%
Media                                                        12.36%
Technology                                                    1.34%
Telecommunications                                            8.39%
Transportation                                                3.52%
Utilities                                                    10.29%
                                                     -------------
SOVEREIGN DEBT                                                1.39%
                                                     -------------
Brazil                                                        0.34%
El Salvador                                                   0.53%
Ukraine                                                       0.52%
                                                     -------------
MUNICIPAL BONDS                                               0.29%
                                                     -------------
CONVERTIBLE BONDS                                             0.20%
                                                     -------------
COMMON STOCK                                                  0.80%
                                                     -------------
PREFERRED STOCK                                               0.38%
                                                     -------------
WARRANTS                                                      0.03%
                                                     -------------
REPURCHASE AGREEMENTS                                         6.25%
                                                     -------------
TOTAL MARKET VALUE OF SECURITIES                             99.18%
                                                     -------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES               0.82%
                                                     -------------
TOTAL NET ASSETS                                            100.00%
                                                     -------------

                                                                  High Yield - 3

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS'd'
December 31, 2004

                                                             PRINCIPAL       MARKET
                                                              AMOUNT         VALUE
                                                             (U.S. $)       (U.S. $)
                                                           ------------   ------------
      ASSET-BACKED SECURITIES-0.35%
     #Master Net Interest Margin Trust
       Series 2003-OPT2 144A
       9.79% 5/26/33 ...................................   $     16,586   $     16,601
++o#**Merrill Lynch CBO VII Series
       1997-C3A 144A 2.905% 3/23/08 ....................        559,270        206,930
  ++**South Street CBO Series
       1999-1A A1 7.16% 7/1/11 .........................        465,126        473,266
                                                                          ------------
      TOTAL ASSET-BACKED SECURITIES
       (COST $753,404) .................................                       696,797
                                                                          ------------
      CORPORATE BONDS-89.49%
      BASIC MATERIALS-11.21%
      Abitibi-Consolidated 6.95% 12/15/06...............        960,000      1,000,800
     #Boise Cascade 144A 7.125% 10/15/14 ...............      1,350,000      1,434,375
      Fort James 7.75% 11/15/23 ........................      3,030,000      3,514,799
     #Huntsman 144A 11.75% 7/15/12 .....................      1,215,000      1,442,813
      Ispat Inland 9.75% 4/1/14 ........................        214,000        265,360
      Lyondell Chemical 9.875% 5/1/07 ..................        508,000        534,670
      Naftogaz Ukrainy 8.125% 9/30/09 ..................      1,500,000      1,531,950
      Nalco 8.875% 11/15/13 ............................      1,010,000      1,113,525
      Newark Group 9.75% 3/15/14 .......................      1,510,000      1,615,700
     #Port Townsend Paper 144A
       11.00% 4/15/11 ..................................      1,360,000      1,455,200
      Potlatch 12.50% 12/1/09 ..........................      1,200,000      1,483,906
      Rhodia 8.875% 6/1/11 .............................      1,645,000      1,665,563
      Severstal
       8.625% 2/24/09 ..................................        280,000        282,548
       9.25% 4/19/14 ...................................        400,000        401,920
      Smurfit Capital 6.75% 11/20/05 ...................        150,000        153,750
      Smurfit Capital Funding
       7.50% 11/20/25 ..................................      1,200,000      1,200,000
    ++Solutia 6.72% 10/15/37 ...........................      1,925,000      1,568,875
     #Vedanta Resources 144A
       6.625% 2/22/10 ..................................        550,000        557,271
      Witco
       6.875% 2/1/26 ...................................        700,000        640,500
       7.75% 4/1/23 ....................................        150,000        147,000
                                                                          ------------
                                                                            22,010,525
                                                                          ------------
      CAPITAL GOODS-MANUFACTURING-7.61%
      Aearo 8.25% 4/15/12 ..............................        525,000        543,375
      AEP Industries 9.875% 11/15/07 ...................      1,515,000      1,549,088
      Armor Holdings 8.25% 8/15/13 .....................      1,275,000      1,434,375
      Cenveo 7.875% 12/1/13 ............................        600,000        561,000
     #DRS Technologies 144A
       6.875% 11/1/13 ..................................        475,000        498,750
      Foster Wheeler 10.359% 9/15/11 ...................        506,250        546,750
      Geo Subordinate 11.00% 5/15/12 ...................      1,325,000      1,338,250
     #Graham Packaging 144A
       9.875% 10/15/14 .................................      1,320,000      1,415,700
      IESI 10.25% 6/15/12 ..............................      1,625,000      1,909,375
     #Imco Recycling 144A 9.00% 11/15/14 ...............        500,000        522,500
      Interline Brands 11.50% 5/15/11 ..................      1,320,000      1,491,600
     *Mueller Holdings 14.75% 4/15/14 ..................      1,035,000        714,150
     #Owens-Brockway 144A 6.75% 12/1/14 ................        900,000        913,500
     #Park-Ohio Industries 144A
      8.375% 11/15/14 ..................................        475,000        477,375
      Radnor Holdings
     o8.82% 4/15/09 ....................................        645,000        657,900
      11.00% 3/15/10 ...................................        420,000        362,250
    ++Venture Holdings 12.00% 6/1/09 ...................        790,000          4,938
                                                                          ------------
                                                                            14,940,875
                                                                          ------------


      CONSUMER CYCLICAL-17.87%
      Adesa 7.625% 6/15/12 .............................        700,000        742,000
     *Advanced Accessory Holdings
       13.25% 12/15/11 .................................      1,575,000        645,750
      Advanced Accessory Systems
       10.75% 6/15/11 ..................................        700,000        668,500
      Ameristar Casinos 10.75% 2/15/09 .................      1,515,000      1,696,800
    ++Avado Brands 9.75% 6/1/06 ........................        300,000         97,500
      Boyd Gaming 9.25% 8/1/09 .........................      2,525,000      2,726,999
      Caesars Entertainment
       9.375% 2/15/07 ..................................        625,000        690,625
     #Carrols 144A 9.00% 1/15/13 .......................        875,000        910,000
     #Collins & Aikman Products 144A
       12.875% 8/15/12 .................................      1,350,000      1,172,813
     #Cooper Standard 144A
       7.00% 12/15/12 ..................................        325,000        331,500
       8.375% 12/15/14 .................................        650,000        651,625
     #Dennys 144A 10.00% 10/1/12 .......................        825,000        892,031
      Gaylord Entertainment
       8.00% 11/15/13 ..................................      1,575,000      1,708,875
     #Goodman Global 144A
       7.875% 12/15/12 .................................        625,000        621,875
      Interface 10.375% 2/1/10 .........................      1,030,000      1,189,650
     #Landry's Restaurant 144A
       7.50% 12/15/14 ..................................      1,125,000      1,122,188
     #Loehmanns Capital 144A
       13.00% 10/1/11 ..................................        350,000        339,500
     #Lone Star Industries 144A
       8.85% 6/15/05 ...................................        475,000        484,359
      Mandalay Resort Group
       10.25% 8/1/07 ...................................      1,545,000      1,753,575
      MGM MIRAGE 9.75% 6/1/07 ..........................        965,000      1,075,975
      O'Charleys 9.00% 11/1/13 .........................      1,300,000      1,397,500
      Penn National Gaming
       11.125% 3/1/08 ..................................      1,800,000      1,930,500
      Petco Animal Supplies
       10.75% 11/1/11 ..................................        500,000        587,500
      Royal Caribbean Cruises
       7.25% 3/15/18 ...................................        850,000        939,250
     #Tech Olympic 144A 7.50% 1/15/15 ..................      1,125,000      1,122,188
     *Town Sports International
       11.00% 2/1/14 ...................................      1,280,000        736,000
      Venetian Casino Resort
       11.00% 6/15/10 ..................................      2,875,000      3,295,468
      VICORP Restaurant 10.50% 4/15/11 .................        815,000        823,150
      Warnaco 8.875% 6/15/13 ...........................        500,000        552,500

                                                                  High Yield - 4

DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                             PRINCIPAL       MARKET
                                                              AMOUNT         VALUE
                                                             (U.S. $)       (U.S. $)
                                                           ------------   ------------
      CORPORATE BONDS (CONTINUED)
      CONSUMER CYCLICAL (CONTINUED)
      Wheeling Island Gaming
       10.125% 12/15/09 ................................   $  1,875,000   $  2,006,250
     #Wynn Las Vegas 144A
       6.625% 12/1/14 ..................................      2,200,000      2,188,999
                                                                          ------------
                                                                            35,101,445
                                                                          ------------
      CONSUMER NON-CYCLICAL-7.37%
      Ameripath 10.50% 4/1/13 ..........................      1,540,000      1,643,950
     #Commonwealth Brands 144A
       10.625% 9/1/08 ..................................      1,230,000      1,297,650
      Corrections Corporation of America
       9.875% 5/1/09 ...................................        550,000        613,250
      Cott Beverages 8.00% 12/15/11 ....................        175,000        191,406
      Curative Health Services
       10.75% 5/1/11 ...................................        825,000        742,500
      Great Atlantic & Pacific Tea
       7.75% 4/15/07 ...................................        895,000        890,525
     #Jean Coutu Group 144A 8.50% 8/1/14 ...............        800,000        824,000
     #Le-Natures 144A 10.00% 6/15/13 ...................      1,350,000      1,498,500
      Province Healthcare 7.50% 6/1/13 .................      1,950,000      2,193,750
      True Temper Sports 8.375% 9/15/11 ................        625,000        584,375
      Universal Hospital Services
       10.125% 11/1/11 .................................      1,400,000      1,463,000
     #US Oncology 144A 10.75% 8/15/14 ..................      1,175,000      1,365,938
    *#Vanguard Health 144A
       11.25% 10/1/15 ..................................      1,770,000      1,168,200
                                                                          ------------
                                                                            14,477,044
                                                                          ------------
      ENERGY-5.35%
      Bluewater Finance
       10.25% 2/15/12 ..................................        810,000        888,975
     #Chesapeake Energy 144A
       6.375% 6/15/15 ..................................        400,000        413,000
     #Hilcorp Energy 144A 10.50% 9/1/10 ................      1,000,000      1,135,000
     #Hornbeck Offshore 144A
       6.125% 12/1/14 ..................................      1,275,000      1,287,750
      Midland Funding II 11.75% 7/23/05 ................        170,354        177,734
      Petroleum Geo-Services
       8.00% 11/5/06 ...................................        475,649        486,351
       10.00% 11/5/10 ..................................      1,609,712      1,843,120
    o#Secunda International 144A
       9.76% 9/1/12 ....................................        780,000        768,300
      Sibneft 10.75% 1/15/09 ...........................      1,750,000      1,872,500
     #Stone Energy 144A 6.75% 12/15/14 .................        475,000        476,188
     #Ultrapetrol 144A 9.00% 11/24/14 ..................      1,150,000      1,154,313
                                                                          ------------
                                                                            10,503,231
                                                                          ------------
      FINANCE-4.18%
     #BCP Caylux Holdings 144A
       9.625% 6/15/14 ..................................        625,000        707,813
      BF Saul REIT 7.50% 3/1/14 ........................        600,000        621,000
     #E Trade Financial 144A
       8.00% 6/15/11 ...................................      1,810,000      1,954,800
     #Farmers Exchange Capital 144A
       7.20% 7/15/48 ...................................        800,000        816,628
      FINOVA Group 7.50% 11/15/09 ......................      2,536,750      1,255,691
     #Kazkommerts International 144A
       7.00% 11/3/09 ...................................        750,000        757,500
       8.50% 4/16/13 ...................................        375,000        393,750
      LaBranche & Company
       11.00% 5/15/12 ..................................        825,000        891,000
      Tanger Properties 9.125% 2/15/08 .................        725,000        815,625
                                                                          ------------
                                                                             8,213,807
                                                                          ------------


      MEDIA-12.36%
      American Media Operation
       10.25% 5/1/09 ...................................        650,000        688,188
      Avalon Cable 11.875% 12/1/08 .....................      1,607,036      1,685,378
     *Charter Communications Holdings
       12.125% 1/15/12 .................................      5,075,000      3,476,374
      CSC Holdings 10.50% 5/15/16 ......................      1,500,000      1,710,000
      Dex Media West 9.875% 8/15/13 ....................        400,000        463,000
      Insight Midwest 10.50% 11/1/10 ...................      3,275,000      3,602,499
      Lodgenet Entertainment
       9.50% 6/15/13 ...................................      1,740,000      1,931,400
      Mediacom Capital 8.50% 4/15/08 ...................        950,000        973,750
      Nextmedia Operating
       10.75% 7/1/11 ...................................        800,000        900,000
      PEI Holdings 11.00% 3/15/10 ......................      1,575,000      1,842,750
      Rogers Cablesystems
       10.00% 3/15/05 ..................................      2,750,000      2,801,563
       11.00% 12/1/15 ..................................        400,000        448,000
      Sheridan Acquisition 10.25% 8/15/11 ..............        800,000        879,000
     #Warner Music Group 144A
       7.375% 4/15/14 ..................................      1,000,000      1,030,000
      XM Satellite Radio 12.00% 6/15/10 ................      1,550,000      1,838,688
                                                                          ------------
                                                                            24,270,590
                                                                          ------------
      TECHNOLOGY-1.34%
     #Magnachip Semiconductor 144A
       8.00% 12/15/14 ..................................        725,000        759,438
   #**STATS ChipPAC 144A
       6.75% 11/15/11 ..................................        900,000        895,500
      Stratus Technologies 10.375% 12/1/08 .............      1,075,000        975,562
                                                                          ------------
                                                                             2,630,500
                                                                          ------------
      TELECOMMUNICATIONS-8.39%
    o#AirGate PCS 144A 5.85% 10/15/11 ..................        500,000        516,250
      Alaska Communications
       Systems Holdings
       9.875% 8/15/11 ..................................        250,000        270,000
    ++Allegiance Telecom 11.75% 2/15/08 ................        550,000        177,375
      Centennial Cellular Operating
       10.125% 6/15/13 .................................      1,600,000      1,804,000
      Cincinnati Bell 8.375% 1/15/14 ...................      1,925,000      1,958,687
    *#Inmarsat Finance 144A
       10.375% 11/15/12 ................................      1,050,000        761,250
      Intelsat 6.50% 11/1/13 ...........................      1,125,000      1,025,414
     #iPCS Escrow 144A 11.50% 5/1/12 ..................        600,000        684,000
     #IWO Escrow Company 144A
       o6.32% 1/15/12 ..................................        250,000        253,125
       *10.75% 1/15/15 .................................        225,000        140,625
      MCI
       6.908% 5/1/07 ...................................        690,000        708,113
       7.688% 5/1/09 ...................................      1,275,000      1,322,813

                                                                  High Yield - 5

      DELAWARE VIP HIGH YIELD SERIES
      STATEMENT OF NET ASSETS (CONTINUED)

                                                             PRINCIPAL       MARKET
                                                              AMOUNT         VALUE
                                                             (U.S. $)       (U.S. $)
                                                           ------------   ------------
      CORPORATE BONDS (CONTINUED)
      TELECOMMUNICATIONS (CONTINUED)
      MetroPCS 10.75% 10/1/11 ..........................   $    615,000   $    661,125
     #New Skies Satellite 144A
       9.125% 11/1/12 ..................................      1,075,000      1,101,875
     #Qwest 144A 7.875% 9/1/11 .........................        250,000        272,500
     #Qwest Services 144A 14.00% 12/15/10 ..............      1,650,000      1,992,374
     #UbiquiTel Operating 144A
       9.875% 3/1/11 ...................................        600,000        676,500
    o#US LEC 144A 10.67% 10/1/09 .......................        625,000        621,875
      US Unwired 10.00% 6/15/12 ........................      1,350,000      1,528,875
                                                                          ------------
                                                                            16,476,776
                                                                          ------------
      TRANSPORTATION-3.52%
      Delta Air Lines
       7.299% 9/18/06 ..................................          9,000          7,040
       7.779% 11/18/05 .................................         28,000         25,750
     #Delta Air Lines 144A 9.50% 11/18/08 ..............        458,000        427,085
    *#H-Lines Finance Holdings 144A
       11.00% 4/1/13 ...................................      1,250,000        906,250
     #Horizon Lines 144A 9.00% 11/1/12 .................        775,000        837,000
      Kansas City Southern Railway
       9.50% 10/1/08 ...................................        820,000        935,825
      OMI 7.625% 12/1/13 ...............................      1,200,000      1,290,001
      Seabulk International 9.50% 8/15/13 ..............        850,000        918,000
      Stena 9.625% 12/1/12 .............................      1,100,000      1,248,500
   #**Stena 144A 7.00% 12/1/16 .........................        325,000        323,375
                                                                          ------------
                                                                             6,918,826
                                                                          ------------
      UTILITIES-10.29%
     #Allegheny Energy Supply
       Statutory Trust 2001 Series B
       144A 13.00% 11/15/07 ............................        175,000        191,625
      Avista 9.75% 6/1/08 ..............................        725,000        844,234
      Calpine 10.50% 5/15/06 ...........................      1,065,000      1,070,325
     #Calpine 144A
       o7.82% 7/15/07 ..................................        696,188        642,233
        9.625% 9/30/14 .................................        650,000        676,000
      CMS Energy 9.875% 10/15/07 .......................      1,150,000      1,290,875
     #Dynegy Holdings 144A
       10.125% 7/15/13 .................................      1,575,000      1,811,249
   #**Electricidad de Car 2025
       Finance 144A 10.25% 10/15/14 ....................        750,000        787,500
      El Paso Natural Gas 7.625% 8/1/10 ................        500,000        550,000
      El Paso Production Holding
       7.75% 6/1/13 ....................................      1,425,000      1,499,813
      Elwood Energy 8.159% 7/5/26 ......................      1,135,938      1,246,691
     #Inergy LP/Finance 144A 6.875%
       12/15/14 ........................................        800,000        808,000
      Midwest Generation
       8.30% 7/2/09 ....................................      1,075,000      1,155,625
       8.75% 5/1/34 ....................................      1,500,000      1,710,000
    ++Mirant Americas Generation
       7.625% 5/1/06 ...................................       850,000         918,000
     #NRG Energy 144A 8.00% 12/15/13 ...................     1,135,000       1,242,825
      Orion Power Holdings 12.00% 5/1/10 ...............       600,000         765,000
      PSE&G Energy Holdings
       7.75% 4/16/07 ...................................        500,000        531,250
      Reliant Energy 9.50% 7/15/13 .....................        550,000        627,688
      Tennessee Gas Pipeline
       8.375% 6/15/32 ..................................        600,000        679,500
     #Texas Genco 144A 6.875% 12/15/14 .................        800,000        831,000
   ++#USGen New England 144A
       7.459% 1/2/15 ...................................        475,000        320,625
                                                                          ------------
                                                                            20,200,058
                                                                          ------------
      TOTAL CORPORATE BONDS
       (COST $169,774,236) .............................                   175,743,677
                                                                          ------------
      SOVEREIGN DEBT-1.39%
      BRAZIL-0.34%
     oBrazilian Government International
       Bond 3.063% 4/15/24 .............................        725,000        676,561
                                                                          ------------
                                                                               676,561
                                                                          ------------


      EL SALVADOR-0.53%
      Republic of El Salvador
       8.25% 4/10/32 ...................................      1,000,000      1,024,629
                                                                          ------------
                                                                             1,024,629
                                                                          ------------
      UKRAINE-0.52%
      Ukraine Government 6.875% 3/4/11 .................      1,000,000      1,030,200
                                                                          ------------
                                                                             1,030,200
                                                                          ------------
      TOTAL SOVEREIGN DEBT
       (COST $2,666,585) ...............................                     2,731,390
                                                                          ------------
      MUNICIPAL BONDS-0.29%
      New Jersey Economic Development
       Authority Continental Airlines
       Project 6.25% 9/15/29 (AMT) .....................        700,000        570,738
                                                                          ------------
      TOTAL MUNICIPAL BONDS
       (COST $593,992) .................................                       570,738
                                                                          ------------
      CONVERTIBLE BONDS-0.20%
     #Charter Communications 144A
       5.875% 11/16/09 .................................        350,000        395,938
                                                                          ------------
      TOTAL CONVERTIBLE BONDS
       (COST $350,000) .................................                       395,938
                                                                          ------------

                                                             NUMBER OF
                                                              SHARES
                                                           ------------
      COMMON STOCK-0.80%
     >Foster Wheeler ...................................         20,666        327,967
     >Kmart Holdings ...................................          5,750        568,964
     >Petroleum Geo-Services ADR .......................            828         51,744
     >XM Satellite Radio Holdings Class A ..............         11,650        438,273
      MCI ..............................................          9,040        182,246
                                                                          ------------
      TOTAL COMMON STOCK
       (COST $583,400) .................................                     1,569,194
                                                                          ------------

                                                                  High Yield - 6

DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                                              MARKET
                                                             NUMBER OF        VALUE
                                                              SHARES         (U.S. $)
                                                           ------------    ------------
      PREFERRED STOCK-0.38%
      Alamosa Delaware 7.50% ...........................            785    $    736,526
                                                                           ------------
      TOTAL PREFERRED STOCK
       (COST $361,200) .................................                        736,526
                                                                           ------------
      WARRANTS- 0.03%
    >#American Tower 144A, exercise
       price $0.01, expiration date 8/1/08 .............            275          63,387
    >#Horizon PCS 144A, exercise price
       $5.88, expiration date 10/1/10 ..................          1,050              11
    >#Solutia Warrants 144A, exercise
       price $7.59, expiration date 7/15/09 ............            850               9
                                                                           ------------
      TOTAL WARRANTS (COST $166,630) ...................                         63,407
                                                                           ------------


                                                             PRINCIPAL       MARKET
                                                              AMOUNT         VALUE
                                                             (U.S. $)       (U.S. $)
                                                           ------------   -------------

      REPURCHASE AGREEMENTS-6.25%
      With BNP Paribas 1.55% 1/3/05
       (dated 12/31/04, to be repurchased
       at $6,675,862, collateralized by
       $6,862,000 U.S. Treasury Bills
       due 4/28/05, market value
      $6,809,812) ......................................   $  6,675,000   $   6,675,000
      With UBS Warburg 1.55% 1/3/05
       (dated 12/31/04, to be repurchased
       at $5,598,723, collateralized by
       $5,598,000 U.S. Treasury Bills
       due 4/28/05, market value $5,555,705
       and $153,000 U.S. Treasury
       Notes 6.75% due 5/15/05,
       market value $156,913) ..........................      5,598,000       5,598,000
                                                                          -------------
      TOTAL REPURCHASE AGREEMENTS
       (COST $12,273,000) ..............................                     12,273,000
                                                                          -------------

      TOTAL MARKET VALUE OF SECURITIES-99.18%
       (COST $187,522,447) ............................................     194,780,667
      RECEIVABLES AND OTHER ASSETS NET OF
       LIABILITIES-0.82% ..............................................       1,620,155
                                                                          -------------
      NET ASSETS APPLICABLE TO 32,184,475 SHARES
       OUTSTANDING-100.00% ............................................   $ 196,400,822
                                                                          =============

      NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES
       STANDARD CLASS ($65,417,780 / 10,706,395 SHARES) ...............   $        6.11
                                                                          =============
      NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES
       SERVICE CLASS ($130,983,042 / 21,478,080 SHARES) ...............   $        6.10
                                                                          =============
      COMPONENTS OF NET ASSETS AT DECEMBER 31,2004:
      Shares of beneficial interest (unlimited
       authorization - no par) ........................................   $ 221,406,263
      Undistributed net investment income .............................      13,016,988
      Accumulated net realized loss on investments ....................     (45,280,649)
      Net unrealized appreciation of investments ......................       7,258,220
                                                                          -------------
      Total net assets ................................................   $ 196,400,822
                                                                          =============

----------
>   Non-income producing security for the year ended December 31, 2004.
* Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
**  Illiquid security. See Note #7 in "Notes to Financial Statements."
# Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note #7 in "Notes to Financial Statements".
o Variable rate notes. The interest rate shown is the rate as of December 31, 2004.
++  Non-income producing security. Security is currently in default.
++ The security is being fair valued in accordance with the Series' fair valuation policy. See Note #1 in "Notes to Financial Statements". At December 31, 2004, two securities were fair valued which represented 0.35% of the Series' net assets.
'd' Securities have been classified by type of business. Classification by country of origin has been presented in Note #9 in "Notes to Financial Statements."

    ADR - American Depositary Receipt
    AMT - Subject to Alternative Minimum Tax
    CBO - Collateralized Bond Obligation
    REIT - Real Estate Investment Trust

                             See accompanying notes

                                                                  High Yield - 7

DELAWARE VIP TRUST-
DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF OPERATIONS
December 31, 2004

INVESTMENT INCOME:
Interest .........................................   $ 13,438,966
Dividends ........................................        137,930
                                                     ------------
                                                       13,576,896
                                                     ------------
EXPENSES:
Management fees ..................................      1,049,652
Distribution expenses - Service Class ............        287,377
Accounting and administration expenses ...........         56,815
Reports and statements to shareholders ...........         29,044
Legal and professional fees ......................         24,019
Dividend disbursing and transfer agent fees
 and expenses ....................................         15,873
Custodian fees ...................................          7,883
Trustees' fees ...................................          7,139
Pricing fees .....................................          6,677
Taxes (other than income) ........................          5,154
Registration fees ................................          4,113
Other ............................................            368
                                                     ------------
                                                        1,494,114
Less waiver of distribution expenses - Service
 Class ...........................................        (47,896)
                                                     ------------
Total expenses ...................................      1,446,218
                                                     ------------
NET INVESTMENT INCOME ............................     12,130,678
                                                     ------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments .....................................      7,798,739
 Foreign currencies ..............................           (990)
                                                     ------------
Net realized gain ................................      7,797,749
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies ..........................      2,193,094
                                                     ------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES ..............      9,990,843
                                                     ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .................................   $ 22,121,521
                                                     ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP HIGH YIELD SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                           YEAR ENDED
                                                  -----------------------------
                                                     12/31/04       12/31/03
                                                  -------------   -------------
INCREASE IN NET ASSETS FROM
 OPERATIONS:
Net investment income .........................   $  12,130,678   $   9,192,605
Net realized gain on investments and
 foreign currencies ...........................       7,797,749       8,449,734
Net change in unrealized
 appreciation/depreciation of
 investments and foreign currencies ...........       2,193,094       6,285,528
                                                  -------------   -------------
Net increase in net assets resulting
 from operations ..............................      22,121,521      23,927,867
                                                  -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class ...............................      (4,179,178)     (4,020,009)
 Service Class ................................      (4,714,327)     (1,817,569)
                                                  -------------   -------------
                                                     (8,893,505)     (5,837,578)
                                                  -------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ...............................      17,668,533      47,908,366
 Service Class ................................      87,285,340      93,817,400
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
 Standard Class ...............................       4,179,178       4,020,009
 Service Class ................................       4,714,327       1,817,569
                                                  -------------   -------------
                                                    113,847,378     147,563,344
                                                  -------------   -------------
Cost of shares repurchased:
 Standard Class ...............................     (31,912,493)    (39,773,047)
 Service Class ................................     (38,118,308)    (48,142,677)
                                                  -------------   -------------
                                                    (70,030,801)    (87,915,724)
                                                  -------------   -------------
Increase in net assets derived
 from capital share transactions ..............      43,816,577      59,647,620
                                                  -------------   -------------
NET INCREASE IN NET ASSETS ....................      57,044,593      77,737,909

NET ASSETS:
Beginning of year .............................     139,356,229      61,618,320
                                                  -------------   -------------
End of year (including undistributed
 net investment income of $13,016,988
 and $8,874,827, respectively) ................   $ 196,400,822   $ 139,356,229
                                                  =============   =============

                             See accompanying notes

                                                                  High Yield - 8

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                     DELAWARE VIP HIGH YIELD SERIES STANDARD CLASS
                                                                                       YEAR ENDED
                                                       ------------------------------------------------------------------------
                                                         12/31/04       12/31/03       12/31/02      12/31/01(1)     12/31/00
                                                       ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period ...............   $      5.690   $      4.790   $      5.220   $      6.000   $      7.420

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ...........................          0.437          0.489          0.517          0.586          0.722
Net realized and unrealized gain (loss) on
 investments and foreign currencies ................          0.332          0.804         (0.413)        (0.821)        (1.896)
                                                       ------------   ------------   ------------   ------------   ------------
Total from investment operations ...................          0.769          1.293          0.104         (0.235)        (1.174)
                                                       ------------   ------------   ------------   ------------   ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ..............................         (0.349)        (0.393)        (0.534)        (0.545)        (0.246)
                                                       ------------   ------------   ------------   ------------   ------------
Total dividends and distributions ..................         (0.349)        (0.393)        (0.534)        (0.545)        (0.246)
                                                       ------------   ------------   ------------   ------------   ------------
Net asset value, end of period .....................   $      6.110   $      5.690   $      4.790   $      5.220   $      6.000
                                                       ============   ============   ============   ============   ============
Total return(3) ....................................          14.25%         28.74%          1.84%         (4.10)%       (16.26)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ............   $     65,418   $     71,061   $     48,089   $     51,459   $     59,441
Ratio of expenses to average net assets ............           0.75%          0.77%          0.78%          0.79%          0.77%
Ratio of net investment income to average net assets           7.66%          9.33%         10.96%         10.82%         10.80%
Portfolio turnover .................................            429%           716%           587%           557%           226%

----------
(1)As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of $0.007, a decrease in net realized and unrealized gain (loss) per share of $0.007 and an increase in the ratio of net investment income to average net assets of 0.13%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(2)The average shares outstanding method has been applied for per share information.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                                  High Yield - 9

DELAWARE VIP HIGH YIELD SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:



                                                                     DELAWARE VIP HIGH YIELD SERIES SERVICE CLASS
                                                       ------------------------------------------------------------------------
                                                                               YEAR ENDED                           5/1/00(2)
                                                       ---------------------------------------------------------        TO
                                                         12/31/04       12/31/03       12/31/02      12/31/01(1)     12/31/00
                                                       ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period ...............   $      5.680   $      4.780   $      5.220   $      6.000   $      6.690

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) ...........................          0.423          0.477          0.510          0.578          0.474
Net realized and unrealized gain (loss) on
 investments and foreign currencies ................          0.334          0.809         (0.424)        (0.818)        (1.164)
                                                       ------------   ------------   ------------   ------------   ------------
Total from investment operations ...................          0.757          1.286          0.086         (0.240)        (0.690)
                                                       ------------   ------------   ------------   ------------   ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ..............................         (0.337)        (0.386)        (0.526)        (0.540)             -
                                                       ------------   ------------   ------------   ------------   ------------
Total dividends and distributions ..................         (0.337)        (0.386)        (0.526)        (0.540)             -
                                                       ------------   ------------   ------------   ------------   ------------
Net asset value, end of period .....................   $      6.100   $      5.680   $      4.780   $      5.220   $      6.000
                                                       ============   ============   ============   ============   ============
Total return(4) ....................................          14.02%         28.61%          1.65%         (4.38)%       (10.31)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ............   $    130,983   $     68,295   $     13,529   $      5,715   $        850
Ratio of expenses to average net assets ............           1.00%          0.99%          0.93%          0.94%          0.93%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly ...           1.05%          1.02%          0.93%          0.94%          0.93%
Ratio of net investment income to average net
 assets ............................................           7.41%          9.11%         10.81%         10.67%         11.00%
Ratio of net investment income to average net
 assets prior to expense limitation and expenses
 paid indirectly ...................................           7.36%          9.08%         10.81%         10.67%         11.00%
Portfolio turnover .................................            429%           716%           587%           557%           226%

----------
(1)As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of $0.007, a decrease in net realized and unrealized gain (loss) per share of $0.007 and an increase in the ratio of net investment income to average net assets of 0.13%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3)The average shares outstanding method has been applied for per share information.
(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                 High Yield - 10

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (formerly Delaware VIP Large Cap Value Series). These financial statements and the related notes pertain to Delaware VIP High Yield Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2004.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the year ended December 31, 2004.

                                                                 High Yield - 11

DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2004, the Series had liabilities payable to affiliates as follows:

                                    DIVIDEND DISBURSING,            OTHER
             INVESTMENT               TRANSFER AGENT,              EXPENSES
             MANAGEMENT        ACCOUNTING AND ADMINISTRATION        PAYABLE
           FEE PAYABLE TO         FEES AND OTHER EXPENSES           TO DMC
               DMC                    PAYABLE TO DSC             AND AFFILIATES*
        --------------------   -----------------------------    ----------------
             $   105,555               $    6,810                   $   57,531

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2004, the Series was charged $7,080 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the year ended December 31, 2004, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ........................................   $ 688,646,123
Sales ............................................     646,641,092

At December 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                             AGGREGATE         AGGREGATE
            COST OF         UNREALIZED         UNREALIZED      NET UNREALIZED
          INVESTMENTS      APPRECIATION       DEPRECIATION      APPRECIATION
        ---------------   ---------------   ---------------   ---------------
        $   187,947,508   $     8,911,130   $    (2,077,971)  $     6,833,159

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                                                         YEAR          YEAR
                                                         ENDED         ENDED
                                                       12/31/04       12/31/03
                                                     ------------   ------------
Ordinary income ..................................   $  8,893,505   $  5,837,578

As of December 31, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ....................   $ 221,406,263
Undistributed ordinary income ....................      13,016,988
Capital loss carryforwards .......................     (44,855,588)
Unrealized appreciation of investments ...........       6,833,159
                                                     -------------
Net assets .......................................   $ 196,400,822
                                                     =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

                                                                 High Yield - 12

DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2004, the Series recorded the following reclassifications. Reclassifications are primarily due to tax treatment of paydown gain (loss) on mortgage- and asset-backed securities, gain (loss) on foreign currency transactions, and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

          UNDISTRIBUTED       ACCUMULATED
              NET            NET REALIZED
        INVESTMENT INCOME     GAIN (LOSS)
        -----------------    ------------
            $  904,988       $   (904,988)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $7,565,495 was utilized in 2004. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $22,203,663 expires in 2008, $18,082,790 expires in 2009 and $4,569,135 expires in 2010.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                       YEAR           YEAR
                                                      ENDED          ENDED
                                                     12/31/04       12/31/03
                                                   ------------   ------------
Shares sold:
 Standard Class .................................      3,097,708      9,295,186
 Service Class ..................................     15,311,037     18,039,638

Shares issued upon reinvestment
 of dividends and distributions:
 Standard Class .................................        765,417        857,145
 Service Class ..................................        863,430        387,541
                                                   ------------   ------------
                                                      20,037,592     28,579,510
                                                    ------------   ------------
Shares repurchased:
  Standard Class ................................     (5,642,248)    (7,716,701)
  Service Class .................................     (6,714,717)    (9,238,073)
                                                    ------------   ------------
                                                     (12,356,965)   (16,954,774)
                                                    ------------   ------------
Net increase ....................................      7,680,627     11,624,736
                                                    ============   ============

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2004, or at any time during the year.

7. CREDIT AND MARKET RISK

The Series invests in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Statement of Net Assets.

8. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

                                                                 High Yield - 13

DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. COUNTRY ALLOCATION

As of December 31, 2004, the Series' investment in securities classified by country of origin were as follows:

                                                     Percentage of
                                                      net assets
                                                     -------------
Bahamas ..........................................            0.59%
Bermuda ..........................................            0.52%
Brazil ...........................................            0.34%
Canada ...........................................            3.11%
Cayman Islands ...................................            0.80%
El Salvador ......................................            0.53%
France ...........................................            0.85%
Germany ..........................................            1.30%
Ireland ..........................................            0.69%
Liberia ..........................................            0.48%
Marshall Island ..................................            0.66%
Netherlands ......................................            1.55%
Norway ...........................................            1.18%
Singapore ........................................            0.45%
Sweden ...........................................            0.80%
Ukraine ..........................................            1.30%
United Kingdom ...................................            0.67%
United States ....................................           83.36%
                                                     -------------
Total Market Value of Securities .................           99.18%
                                                     =============

10. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2004, the Series designates distributions paid during the year as follows:

             (A)             (B)
          LONG-TERM        ORDINARY
        CAPITAL GAINS        INCOME         TOTAL
        DISTRIBUTIONS    DISTRIBUTIONS   DISTRIBUTION
         (TAX BASIS)      (TAX BASIS)     (TAX BASIS)
        -------------    -------------   -------------
              -               100%            100%
----------
(A) and (B) are based on a percentage of the Series' total distributions.

                                                                 High Yield - 14

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP High Yield Series

We have audited the accompanying statement of net assets of the Delaware VIP High Yield Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP High Yield Series of Delaware VIP Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 9, 2005

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                 High Yield - 15

DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                             NUMBER OF               OTHER
                                                                   PRINCIPAL            PORTFOLIOS IN FUND       DIRECTORSHIPS
       NAME,                  POSITION(S)        LENGTH           OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                  HELD WITH        OF TIME              DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE                FUND(S)          SERVED           PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)          Chairman,      5 Years -       Since August 2000,                75                   None
   2005 Market Street       President, Chief   Executive   Mr. Driscoll has served in
    Philadelphia, PA            Executive       Officer   various executive capacities
          19103                  Officer                      at different times at
                                   and         2 Years -     Delaware Investments(1)
     March 10, 1963            Trustee(4)       Trustee
                                                            Senior Vice President and
                                                             Director of Fixed-Income
                                                            Process - Conseco Capital
                                                                   Management
                                                            (June 1998 - August 2000)

INDEPENDENT TRUSTEES

    WALTER P. BABICH             Trustee       17 Years         Board Chairman -                 92                   None
   2005 Market Street                                         Citadel Construction
    Philadelphia, PA                                      Corporation (1989 - Present)
          19103

    October 1, 1927

     JOHN H. DURHAM              Trustee           26           Private Investor                 92             Trustee and Audit
   2005 Market Street                           Years(3)                                                       Committee Member -
    Philadelphia, PA                                                                                            Abington Memorial
         19103                                                                                                      Hospital

                                                                                                                President/Director -
     August 7, 1937                                                                                             22 WR Corporation

       JOHN A. FRY             Trustee(4)       4 Years            President -                   75                Director -
   2005 Market Street                                      Franklin & Marshall College                          Community Health
    Philadelphia, PA                                          (June 2002 - Present)                                  Systems
          19103

                                                           Executive Vice President -
      May 28, 1960                                         University of Pennsylvania
                                                             (April 1995 - June 2002)

    ANTHONY D. KNERR             Trustee        12 Years   Founder/Managing Director -           92                   None
   2005 Market Street                                      Anthony Knerr & Associates
    Philadelphia, PA                                         (Strategic Consulting)
          19103                                                 (1990 - Present)

    December 7, 1938

      ANN R. LEVEN               Trustee        16 Years     Treasurer/Chief Fiscal              92            Director and Audit
   2005 Market Street                                      Officer - National Gallery                        Committee Chairperson -
    Philadelphia, PA                                          of Art (1994 - 1999)                           Andy Warhol Foundation
         19103

                                                                                                               Director and Audit
    November 1, 1940                                                                                            Committee Member -
                                                                                                                  Systemax Inc.

                                                                 High Yield - 16

                                                                                             NUMBER OF               OTHER
                                                                   PRINCIPAL            PORTFOLIOS IN FUND       DIRECTORSHIPS
       NAME,                  POSITION(S)        LENGTH           OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                  HELD WITH        OF TIME              DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE                FUND(S)          SERVED           PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
INDEPENDENT TRUSTEES
 (CONTINUED)

    THOMAS F. MADISON            Trustee        11 Years         President/Chief                 92                Director -
   2005 Market Street                                          Executive Officer -                                Banner Health
    Philadelphia, PA                                           MLM Partners, Inc.
          19103                                             (Small Business Investing                          Director and Audit
                                                                 and Consulting)                               Committee Member -
    February 25, 1936                                       (January 1993 - Present)                           Center Point Energy

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Digital River Inc.

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Rimage Corporation

                                                                                                               Director - Valmont
                                                                                                                 Industries, Inc.

    JANET L. YEOMANS             Trustee         6 Years    Vice President/Mergers &             92                   None
   2005 Market Street                                     Acquisitions - 3M Corporation
    Philadelphia, PA                                        (January 2003 - Present)
          19103

                                                              Ms. Yeomans has held
      July 31, 1948                                       various management positions
                                                          at 3M Corporation since 1983.

OFFICERS

   JOSEPH H. HASTINGS           Executive        1 Year    Mr. Hastings has served in            92                  None(5)
   2005 Market Street        Vice President               various executive capacities
    Philadelphia, PA               and                        at different times at
          19103              Chief Financial                  Delaware Investments.
                                 Officer
    December 19, 1949

   RICHELLE S. MAESTRO       Executive Vice      2 Years    Ms. Maestro has served in            92                  None(5)
   2005 Market Street       President, Chief              various executive capacities
    Philadelphia, PA        Legal Officer and                 at different times at
          19103                 Secretary                     Delaware Investments.

    November 26, 1957

    MICHAEL P. BISHOF          Senior Vice       8 Years    Mr. Bishof has served in             92                  None(5)
   2005 Market Street         President and               various executive capacities
    Philadelphia, PA            Treasurer                     at different times at
         19103                                                Delaware Investments.

     August 18, 1962

---------
(1)Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2)Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3)Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4)Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5)Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                 High Yield - 17

DELAWARE VIP TRUST - DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES

PORTFOLIO SNAPSHOT

        For the fiscal year ended December 31, 2004, Delaware VIP International Value Equity Series returned +21.79% (Standard Class shares with distributions reinvested). The Series benchmark - the MSCI EAFE Index - also rose sharply, gaining +20.70% for the same period.

        Across the globe, strong stock performance against a backdrop of economic growth was observed. Japan performed well early on, based on the general perception that its economy had recovered. But by the end of the year, however, Japanese stocks relinquished many of those gains given weak domestic demand. Elsewhere in Asia, developed economies fared quite well, helped by the economic dynamo of Chinese demand for goods and services.

        Market returns from Europe were mixed, as the Euro strengthened against the U.S. dollar. A major event occurred on May 1, 2004 when 10 nations entered the European Union (EU). These countries have tended to attract new investment, as they offer a plentiful supply of well-educated workers at competitive wages. This development presents both challenges and opportunities for existing members, with increased competition offset by the potential development of a large new customer base.

        Country allocation and security selection were positive influences on our return, while currency selection impeded relative performance. Our stringent analysis, which employs a dividend discount model to identify relative value in both nations and individual stocks, revealed to us favorable valuations in such countries as Australia, Hong Kong, New Zealand, Spain, and Belgium. All of these markets outperformed the MSCI EAFE Index. Our absence of exposure in Switzerland and our underweighting versus the index in Japan also proved beneficial to performance, as these markets underperformed the benchmark.

INVESTMENT OUTLOOK

        An important aspect of our investment process is the emphasis on researching long-term influences on valuations. For instance, in Germany, starting from the beginning of 2005, a raft of unemployment benefit reforms is being implemented. Although the impact of these changes on current and new claimants' benefits will be felt quickly, the full effect on labor market behavior will take years to come through. By emphasizing the initial impact in isolation, it would be easy to over-emphasize the benefit of the changes, with the result likely to exaggerate the attractiveness of the German market overall. By putting the full effect of the changes in the context of other developments taking place in the German economy, such as the long-term decline in the number of people of working age, we find valuations stretched in Germany.

        In contrast, our analysis of Australia paints a different story. The economy has now enjoyed thirteen consecutive years of GDP growth, averaging more than 3.5% per annum. It continues to benefit from the deregulation of industry and labor markets and improvements in corporate profitability. The Australian market remains attractive over the long term, and we are overweight versus the index. Using a similar analysis, we find that the European healthcare sector is expensive, and we are notably underweight versus the index in that particular sector.

Performance of a $10,000 Investment


                                Delaware VIP
                         International Value Equity
                             Series - Standard                   MSCI EAFE
                                Class Shares                       Index
                         --------------------------              ---------

    12/31/1994                   $10,000                          $10,000
    12/31/1995                   $11,398                          $11,155
    12/31/1996                   $13,680                          $11,865
    12/31/1997                   $14,584                          $12,109
    12/31/1998                   $16,089                          $14,572
    12/31/1999                   $18,625                          $18,549
    12/31/2000                   $18,724                          $15,960
    12/31/2001                   $16,321                          $12,575
    12/31/2002                   $14,623                          $10,606
    12/31/2003                   $20,975                          $14,760
    12/31/2004                   $25,545                          $17,816




                           DELAWARE VIP INTERNATIONAL
                               VALUE EQUITY SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

             STANDARD CLASS   SERVICE CLASS
                SHARES*          SHARES**
             --------------   -------------
LIFETIME        +9.59%            +8.24%
10 YEARS        +9.83%               --
FIVE YEARS      +6.52%               --
ONE YEAR       +21.79%           +21.44%

                     For the periods ended December 31, 2004

 *Commenced operations on October 29, 1992.
**Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP International Value Equity Series Standard Class shares for the 10-year period from December 31, 1994 through December 31, 2004. All distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The MSCI EAFE Index tracks the performance of stocks in Europe, Australasia, and Far East markets. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP International Value Equity Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.

                                                    International Value Equity-1

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2004 to December 31, 2004

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid during the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                             EXPENSES
                                                     BEGINNING      ENDING                  PAID DURING
                                                      ACCOUNT      ACCOUNT     ANNUALIZED     PERIOD
                                                       VALUE        VALUE       EXPENSE      7/1/04 TO
                                                       7/1/04      12/31/04      RATIOS      12/31/04*
                                                     ----------   ----------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class                                       $ 1,000.00   $ 1,170.30         0.99%  $      5.40
Service Class                                          1,000.00     1,168.40         1.24%         6.76

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                       $ 1,000.00   $ 1,020.16         0.99%  $      5.03
Service Class                                          1,000.00     1,018.90         1.24%         6.29

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                    International Value Equity-2

DELAWARE VIP TRUST-DELAWARE INTERNATIONAL VALUE EQUITY SERIES
SECTOR ALLOCATION
As of December 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                      PERCENTAGE
SECTOR                                               OF NET ASSETS
--------------------------------------------------   -------------
COMMON STOCK                                             99.76%
                                                     -------------
Australia                                                10.97%
Belgium                                                   3.39%
Finland                                                   1.25%
France                                                    7.28%
Germany                                                   6.71%
Hong Kong                                                 2.66%
Italy                                                     3.45%
Japan                                                    15.96%
Netherlands                                               7.64%
New Zealand                                               2.32%
Republic of Korea                                         1.72%
Singapore                                                 1.96%
South Africa                                              1.54%
Spain                                                     7.53%
Taiwan                                                    0.04%
United Kingdom                                           25.34%
                                                     -------------
REPURCHASE AGREEMENTS                                     0.70%
                                                     -------------
SECURITIES LENDING COLLATERAL                            11.48%
                                                     -------------
TOTAL MARKET VALUE OF SECURITIES                        111.94%
                                                     -------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL      (11.48)%
                                                     -------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS          (0.46)%
                                                     -------------
TOTAL NET ASSETS                                        100.00%
                                                     -------------

                                                    International Value Equity-3

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENT OF NET ASSETS
December 31, 2004

                                                        NUMBER         MARKET
                                                      OF SHARES         VALUE
                                                     ------------   ------------
                                                                      (U.S. $)
 COMMON STOCK-99.76%***
 AUSTRALIA-10.97%
 Amcor ...........................................        440,379   $  2,537,316
 Coles Myer ......................................        363,518      2,809,723
 Foster's Group ..................................      1,061,385      4,817,394
*National Australia Bank .........................        216,722      4,896,183
 Telstra .........................................        714,270      2,749,189
 Wesfarmers Limited ..............................          8,266        257,893
                                                                    ------------
                                                                      18,067,698
                                                                    ------------
 BELGIUM-3.39%
 Electrabel ......................................          5,021      2,238,533
 Fortis Group ....................................        120,799      3,344,673
                                                                    ------------
                                                                       5,583,206
                                                                    ------------
 FINLAND-1.25%
 UPM-Kymmene .....................................         92,176      2,049,748
                                                                    ------------
                                                                       2,049,748
                                                                    ------------
 FRANCE-7.28%
*Cie de Saint-Gobain .............................         59,410      3,578,975
*Societe Generale ................................         36,086      3,651,765
*Total ...........................................         21,797      4,761,150
                                                                    ------------
                                                                      11,991,890
                                                                    ------------
 GERMANY-6.71%
 Bayer ...........................................         99,706      3,374,582
+Bayerische Hypo-Und Vereinsbank .................        115,684      2,630,683
 RWE .............................................         91,393      5,043,573
                                                                    ------------
                                                                      11,048,838
                                                                    ------------
 HONG KONG-2.66%
 Hong Kong Electric Holdings .....................        461,500      2,107,794
 Wharf Holdings ..................................        649,285      2,272,126
                                                                    ------------
                                                                       4,379,920
                                                                    ------------
 ITALY-3.45%
 Banca Intesa ....................................      1,178,856      5,672,354
                                                                    ------------
                                                                       5,672,354
                                                                    ------------
 JAPAN-15.96%
 Canon ...........................................         80,000      4,317,361
 Eisai ...........................................         51,700      1,700,293
 Hitachi .........................................        330,000      2,286,523
 KDDI ............................................            623      3,356,065
 Matsushita Electric Industrial ..................        192,000      3,046,667
 Millea Holdings .................................            113      1,676,198
 Takeda Pharmaceutical ...........................        105,400      5,307,544
 Toyota Motor ....................................         78,800      3,206,753
 West Japan Railway ..............................            341      1,377,711
                                                                    ------------
                                                                      26,275,115
                                                                    ------------

 NETHERLANDS-7.64%
 ING Groep .......................................        162,754      4,924,432
 Reed Elsevier ...................................        233,800      3,187,460
 Royal Dutch Petroleum ...........................         77,490      4,460,653
                                                                    ------------
                                                                      12,572,545
                                                                    ------------
 NEW ZEALAND-2.32%
*Telecom Corporation of New Zealand ..............        859,980      3,820,156
                                                                    ------------
                                                                       3,820,156
                                                                    ------------
 REPUBLIC OF KOREA-1.72%
 POSCO ADR .......................................         63,471      2,826,364
                                                                    ------------
                                                                       2,826,364
                                                                    ------------
 SINGAPORE-1.96%
 Jardine Matheson Holdings .......................         91,022   $  1,447,250
 Oversea-Chinese Banking .........................        215,000      1,778,057
                                                                    ------------
                                                                       3,225,307
                                                                    ------------
 SOUTH AFRICA-1.54%
 Sasol ...........................................        118,334      2,541,542
                                                                    ------------
                                                                       2,541,542
                                                                    ------------
 SPAIN-7.53%
 Banco Santander Central Hispanoamericano ........        309,521      3,841,141
*Iberdrola .......................................        151,941      3,862,033
 Telefonica ......................................        249,440      4,699,251
                                                                    ------------
                                                                      12,402,425
                                                                    ------------
 TAIWAN-0.04%
 Chunghwa Telecom ADR ............................          3,100         65,255
                                                                    ------------
                                                                          65,255
                                                                    ------------
 UNITED KINGDOM-25.34%
 Aviva ...........................................        154,302      1,855,971
 BG Group ........................................        464,132      3,158,904
 BOC Group .......................................        118,025      2,252,366
 Boots Group .....................................        319,655      4,016,703
 BP ..............................................        352,057      3,426,885
 Brambles Industries .............................        464,496      2,323,102
 GKN .............................................        426,420      1,940,281
 GlaxoSmithKline .................................        234,106      5,492,402
 HBOS ............................................        261,144      4,249,114
 Intercontinental Hotels .........................        134,407      1,669,571
 Lloyds TSB Group ................................        464,996      4,222,688
 Mitchells & Butlers .............................        236,933      1,546,618
 Rio Tinto .......................................        109,230      3,216,962
 Unilever ........................................        238,918      2,347,390
                                                                    ------------
                                                                      41,718,957
                                                                    ------------
 TOTAL COMMON STOCK
 (COST $115,240,933) .............................                   164,241,320
                                                                    ------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                     ------------

 REPURCHASE AGREEMENTS-0.70%
 With BNP Paribas 1.55% 1/3/05
  (dated 12/31/04, to be repurchased
  at $626,681, collateralized by
  $644,100 U.S. Treasury Bills due
  4/28/05, market value $639,200) .................  $    626,600        626,600
 With UBS Warburg 1.55% 1/3/05
  (dated 12/31/04, to be repurchased
  at $525,468, collateralized by
  $525,400 U.S. Treasury Bills
  due 4/28/05, market value
  $521,484 and $14,400 U.S.
  Treasury Notes 6.75% due
  5/15/05, market value $14,729) ..................       525,400        525,400
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
 (COST $1,152,000) ...............................                     1,152,000
                                                                    ------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
SECURITIES LENDING COLLATERAL-100.46%
 (COST $116,392,933) .............................                   165,393,320
                                                                    ------------

                                                    International Value Equity-4

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
                                                     ------------   ------------
                                                                      (U.S. $)
SECURITIES LENDING COLLATERAL**-11.48%
SHORT-TERM INVESTMENTS
Barclays Capital 2.34% 1/3/05 ....................   $  6,362,070   $  6,362,070
Barclays London
 1.92% 1/31/05 ...................................        127,266        127,241
 2.32% 1/10/05 ...................................        508,962        508,966
Bear Stearns 2.37% 3/18/05 .......................        572,585        572,950
Beta Finance 2.30% 2/11/05 .......................        545,679        544,319
BNP Paribus 2.21% 1/25/05 ........................        128,420        128,341
Calyon 2.32% 4/19/05 .............................        636,185        636,142
Credit Swiss First Boston NY
 2.56% 12/29/05 ..................................        133,565        133,614
Deutsche Bank Financial 2.38% 2/22/05 ............        127,247        127,273
General Electric Capital 2.37% 2/3/05 ............        190,901        190,951
Lehman Holdings 2.39% 12/23/05 ...................        636,317        636,967
Marshall & Ilsley Bank 2.51% 12/29/05 ............        636,245        636,245
Merrill Lynch Mortgage Capital
 2.41% 1/12/05 ...................................        508,966        508,966
Morgan Stanley
 2.33% 1/3/05 ....................................      1,486,305      1,486,305
 2.39% 3/10/05 ...................................        508,966        508,966
 2.52% 1/31/06 ...................................        127,048        127,241
Nordea Bank New York 2.32% 5/13/05 ...............        636,170        636,118
Pfizer 2.30% 1/31/06 .............................        610,759        610,759
Proctor & Gamble 2.42% 1/31/06 ...................        636,345        636,207
Rabobank, New York 2.03% 3/2/05 ..................        636,208        636,167
Royal Bank of Canada 2.38% 6/27/05 ...............        636,249        636,113
Sigma Finance 2.26% 9/30/05 ......................        598,100        597,910
Societe Generale 2.37% 6/14/05 ...................        319,200        319,200
Sun Trust Bank 2.30% 8/5/05 ......................        319,084        319,084
Wells Fargo 2.37% 1/31/06 ........................        636,068        636,207
Wilmington Trust 2.05% 1/5/05 ....................        636,245        636,232
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
   (COST $18,900,554) ............................                    18,900,554
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES-111.94% (COST $135,293,487) .....................................................     184,293,874#
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(11.48%) ....................................................     (18,900,554)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.46%) ..........................................................        (754,241)
                                                                                                                     -------------
NET ASSETS APPLICABLE TO 8,875,887 SHARES OUTSTANDING-100.00% ....................................................   $ 164,639,079
                                                                                                                     =============
NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS ($164,544,243 / 8,870,767 SHARES) ..   $       18.55
                                                                                                                     =============
NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS ($94,836 / 5,120 SHARES) ............   $       18.52
                                                                                                                     =============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:
Shares of beneficial interest (unlimited authorization-no par) ...................................................   $ 113,427,525
Undistributed net investment income ..............................................................................       2,475,852
Accumulated net realized gain on investments .....................................................................         498,804
Net unrealized appreciation of investments and foreign currencies ................................................      48,236,898
                                                                                                                     -------------
Total net assets .................................................................................................   $ 164,639,079
                                                                                                                     =============

----------
  +Non-income producing security for the year ended December 31, 2004.
  *Fully or partially on loan.
 **See Note #8 in "Notes to Financial Statements."
***Securities have been classified by country of origin. Classification by type of business has been presented in Note #11 in "Notes to Financial Statements." #Includes $17,978,944 of securities loaned.

   ADR - American Depositary Receipts

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS(1)
The following forward foreign currency exchange contracts were outstanding at December 31, 2004:

                                                                  UNREALIZED
                                                                 APPRECIATION
  CONTRACTS TO DELIVER     IN EXCHANGE FOR   SETTLEMENT DATE    (DEPRECIATION)
------------------------   ---------------   ---------------   ---------------
14,595 British Pounds      US$      28,161        1/4/05       $           145
8,365,000 British Pounds   US$  15,254,414       1/31/05              (769,697)
                                                               ---------------
                                                               $      (769,552)
                                                               ===============

(1)See Note # 7 in "Notes to Financial Statements."

                             See accompanying notes

                                                    International Value Equity-5

DELAWARE VIP TRUST-
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends .................................................   $  5,790,090
Interest ..................................................         19,568
Securities lending income .................................         73,130
Foreign tax withheld ......................................       (519,682)
                                                              ------------
                                                                 5,363,106
                                                              ------------
EXPENSES:
Management fees ...........................................      1,324,306
Custodian fees ............................................         76,126
Accounting and administration expenses ....................         55,102
Reports and statements to shareholders ....................         27,064
Legal and professional fees ...............................         23,688
Dividend disbursing and transfer agent fees
 and expenses ...........................................           15,354
Trustees' fees ............................................          6,353
Pricing fees ..............................................          4,907
Distribution expenses - Service Class .....................            337
Other .....................................................          3,837
                                                              ------------
                                                                 1,537,074
                                                              ------------
Less expenses absorbed or waived ..........................           (343)
Less waiver of distribution expenses - Service Class ......            (56)
                                                              ------------
Total expenses ............................................      1,536,675
                                                              ------------
NET INVESTMENT INCOME .....................................      3,826,431
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments ..............................................     10,630,486
 Foreign currencies .......................................     (1,355,303)
                                                              ------------
Net realized gain .........................................      9,275,183
Net change in unrealized appreciation/depreciation
 of investments and foreign currencies ....................     17,555,991
                                                              ------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES .......................     26,831,174
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $ 30,657,605
                                                              ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                          YEAR ENDED
                                                 -----------------------------
                                                   12/31/04         12/31/03
                                                 -------------   -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income .........................  $   3,826,431    $   4,294,423
Net realized gain (loss) on investments
 and foreign currencies .......................      9,275,183       (6,977,509)
Net change in unrealized appreciation/
 depreciation of investments and
 foreign currencies ...........................     17,555,991       55,984,862
                                                 -------------    -------------
Net increase in net assets resulting
 from operations ..............................     30,657,605       53,301,776
                                                 -------------    -------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class ...............................     (4,298,294)      (3,587,303)
 Service Class ................................         (2,810)          (2,115)
Net realized gain on investments:
 Standard Class ...............................              -       (3,473,057)
 Service Class ................................              -           (2,172)
                                                 -------------    -------------
                                                    (4,301,104)      (7,064,647)
                                                 -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ...............................      4,733,251       34,151,947
 Service Class ................................         15,038           93,080
Netasset value of shares issued upon
 reinvestment of dividends and distributions:
 Standard Class ...............................      4,298,294        7,060,360
 Service Class ................................          2,810            4,287
                                                 -------------    -------------
                                                     9,049,393       41,309,674
                                                 -------------    -------------
Cost of shares repurchased:
 Standard Class ...............................    (38,637,145)     (61,667,879)
 Service Class ................................        (51,400)         (76,099)
                                                 -------------    -------------
                                                   (38,688,545)     (61,743,978)
                                                 -------------    -------------
Decrease in net assets derived from
 capital share transactions ...................    (29,639,152)     (20,434,304)
                                                 -------------    -------------
NET INCREASE (DECREASE)
 IN NET ASSETS ................................     (3,282,651)      25,802,825

NET ASSETS:
Beginning of year .............................    167,921,730      142,118,905
                                                 -------------    -------------
End of year (including undistributed
 net investment income of $2,475,852 and
 $4,305,828, respectively) ....................  $ 164,639,079    $ 167,921,730
                                                 =============    =============

                             See accompanying notes

                                                    International Value Equity-6

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
                                                                                         YEAR ENDED
                                                             -------------------------------------------------------------------
                                                              12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period .....................   $    15.660   $    11.550   $    13.900   $    17.940   $    18.630

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income(1) .................................         0.396         0.373         0.254         0.277         0.387
Net realized and unrealized gain (loss)
 on investments and foreign currencies ...................         2.920         4.355        (1.556)       (2.578)       (0.340)
                                                             -----------   -----------   -----------   -----------   -----------
Total from investment operations .........................         3.316         4.728        (1.302)       (2.301)        0.047
                                                             -----------   -----------   -----------   -----------   -----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net investment income ....................................        (0.426)       (0.314)       (0.284)       (0.435)       (0.405)
Net realized gain on investments .........................             -        (0.304)       (0.764)       (1.304)       (0.332)
                                                             -----------   -----------   -----------   -----------   -----------
Total dividends and distributions ........................        (0.426)       (0.618)       (1.048)       (1.739)       (0.737)
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, end of period ...........................   $    18.550   $    15.660   $    11.550   $    13.900   $    17.940
                                                             ===========   ===========   ===========   ===========   ===========
Total return(2) ..........................................         21.79%        43.44%       (10.40%)      (12.83%)        0.53%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $   164,544   $   167,813   $   142,065   $   191,481   $   270,167
Ratio of expenses to average net assets ..................          0.99%         0.98%         0.98%         0.95%         0.95%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly .........          0.99%         0.99%         1.02%         1.01%         1.02%
Ratio of net investment income to average net assets .....          2.46%         2.96%         1.99%         1.84%         2.24%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ......          2.46%         2.95%         1.95%         1.78%         2.17%
Portfolio turnover .......................................            10%           11%           13%           11%            9%

----------
(1)The average shares outstanding method has been applied for per share information.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                    International Value Equity-7

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS
                                                             -------------------------------------------------------------------
                                                                                   YEAR ENDED                         5/1/00(1)
                                                             -----------------------------------------------------       TO
                                                              12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period .....................   $    15.650   $    11.550   $    13.900   $    17.930   $    16.780

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) .................................         0.356         0.345         0.236         0.255         0.270
Net realized and unrealized gain (loss)
   on investments and foreign currencies .................         2.911         4.355        (1.559)       (2.561)        0.880
                                                             -----------   -----------   -----------   -----------   -----------
Total from investment operations .........................         3.267         4.700        (1.323)       (2.306)        1.150
                                                             -----------   -----------   -----------   -----------   -----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................        (0.397)       (0.296)       (0.263)       (0.420)            -
Net realized gain on investments .........................             -        (0.304)       (0.764)       (1.304)            -
                                                             -----------   -----------   -----------   -----------   -----------
Total dividends and distributions ........................        (0.397)       (0.600)       (1.027)       (1.724)            -
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, end of period ...........................   $    18.520   $    15.650   $    11.550   $    13.900   $    17.930
                                                             ===========   ===========   ===========   ===========   ===========
Total return(3) ..........................................         21.44%        43.11%       (10.54)%     (12.88)%        6.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $        95   $       109   $        54   $        11   $         5
Ratio of expenses to average net assets ..................          1.24%         1.20%         1.13%         1.10%         1.09%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly .........          1.29%         1.24%         1.17%         1.16%         1.17%
Ratio of net investment income to average net assets .....          2.21%         2.74%         1.84%         1.69%         2.34%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ......          2.16%         2.70%         1.80%         1.63%         2.26%
Portfolio turnover .......................................            10%           11%           13%           11%            9%

----------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2)The average shares outstanding method has been applied for per share information.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                    International Value Equity-8

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (formerly Delaware VIP Large Cap Value Series). These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

                                                    International Value Equity-9

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Prior to September 24, 2004, Delaware International Advisers Ltd. ("DIAL"), an affiliate of DMC, served as the Series' investment manager under terms substantially identical to DMC's investment management agreement. On September 24, 2004, DIAL was acquired by a partnership comprised of certain members of DIAL's management and a private equity firm, Hellman & Friedman, LLC. Immediately following this acquisition, DIAL was renamed Mondrian Investment Partners Limited ("Mondrian").

For the year ended December 31, 2004, DMC and DIAL received fees from the Series as follows:

 DMC management fees ..........   $ 359,528
 DIAL management fees .........     964,778

Effective September 24, 2004, Mondrian furnishes investment sub-advisory services to the Series pursuant to a Sub-Advisory Agreement. For these services, DMC, not the Series, pays Mondrian 0.20% of the Series' average daily net assets.

DMC (and DIAL prior to September 24, 2004) has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.00% of average daily net assets of the Series through April 30, 2005.

For the year ended December 31, 2004, DMC and DIAL waived and/or reimbursed the Series as follows:

 DMC waived/reimbursed ........   $     331
 DIAL waived/reimbursed .......          12

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2004, the Series had liabilities payable to affiliates as follows:

                                     DIVIDEND DISBURSING,           OTHER
                 INVESTMENT             TRANSFER AGENT,            EXPENSES
                 MANAGEMENT      ACCOUNTING AND ADMINISTRATION      PAYABLE
               FEE PAYABLE TO       FEES AND OTHER EXPENSES       TO DMC AND
                    DMC                 PAYABLE TO DSC            AFFILIATES*
               --------------    -----------------------------    -----------
                 $  115,713                $   5,709               $   8,515

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2004, the Series was charged $9,113 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the year ended December 31, 2004, the Series made purchases and sales of investment securities other than short-term investments as follows:

   Purchases .................   $  15,758,662
   Sales .....................      46,274,614

At December 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                               AGGREGATE      AGGREGATE
                 COST OF       UNREALIZED     UNREALIZED    NET UNREALIZED
               INVESTMENTS    APPRECIATION   DEPRECIATION    APPRECIATION
             --------------   ------------   ------------   --------------
             $  136,614,559   $ 50,292,461   $ (2,613,146)  $   47,679,315

                                                   International Value Equity 10

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                                YEAR           YEAR
                               ENDED          ENDED
                              12/31/04       12/31/03
                            ------------   ------------
Ordinary income .........   $  4,301,104   $  3,589,418
Long-term capital gain ..              -      3,475,229
                            ------------   ------------
Total ...................   $  4,301,104   $  7,064,647
                            ============   ============
As of December 31, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest .................   $ 113,427,525
Undistributed ordinary income .................       2,549,755
Undistributed long-term capital gain ..........       1,757,423
Post-October currency losses ..................        (781,002)
Unrealized appreciation of investments
 and foreign currencies ........................     47,685,378
                                                  -------------
Net assets ....................................   $ 164,639,079
                                                  =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of forward foreign currency contracts for tax purposes.

Post-October losses represent losses realized on foreign currency transactions from November 1, 2004 through December 31, 2004 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2004, the Series recorded the following reclassifications. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications.

                      UNDISTRIBUTED       ACCUMULATED
                           NET           NET REALIZED
                    INVESTMENT INCOME     GAIN (LOSS)
                    -----------------    ------------
                      $ (1,355,303)      $  1,355,303

For federal income tax purposes, $8,452,795 of capital loss carryforwards from prior years was utilized in 2004.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                      YEAR            YEAR
                                                      ENDED           ENDED
                                                    12/31/04        12/31/03
                                                  ------------    ------------
Shares sold:
 Standard Class ...............................        295,287       2,339,146
 Service Class ................................            942           7,704

Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class ...............................        283,903         661,702
 Service Class ................................            186             401
                                                  ------------    ------------
                                                       580,318       3,008,953
                                                  ------------    ------------
Shares repurchased:
 Standard Class ...............................     (2,425,338)     (4,578,781)
                                                  ------------    ------------
 Service Class ................................         (2,991)         (5,804)
                                                  ------------    ------------
                                                    (2,428,329)     (4,584,585)
                                                  ------------    ------------
Net decrease ..................................     (1,848,011)     (1,575,632)
                                                  ============    ============

                                                   International Value Equity 11

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2004, or at any time during the year.

7. FOREIGN EXCHANGE CONTRACTS

The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. SECURITIES LENDING

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At December 31, 2004, the market value of securities on loan was $17,978,944, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. CREDIT AND MARKET RISK

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

10. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

                                                   International Value Equity 12

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

11. INDUSTRY ALLOCATION

As of December 31, 2004, the Series' investment in equity securities classified by type of business were as follows:

                                                      PERCENTAGE
INDUSTRY                                             OF NET ASSETS
--------------------------------------------------   -------------
Automobiles & Auto Parts                                  3.13%
Banking & Finance                                        24.69%
Capital Goods                                             2.33%
Commercial Services                                       1.41%
Consumer Durables & Apparel                               1.85%
Energy                                                   11.15%
Food, Beverage & Tobacco                                  8.50%
Healthcare & Pharmaceuticals                              7.59%
Insurance                                                 2.15%
Leisure, Lodging & Entertainment                          1.95%
Materials                                                 9.87%
Media                                                     1.94%
Real Estate                                               1.38%
Technology                                                4.01%
Telecommunications                                        8.92%
Transportation                                            0.84%
Utilities                                                 8.05%
                                                     -------------
                                                         99.76%
                                                     -------------

12. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2004, the Series designates distributions paid during the year as follows:

                    (A)            (B)
                 LONG-TERM       ORDINARY
               CAPITAL GAINS      INCOME           TOTAL
               DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTION
                (TAX BASIS)     (TAX BASIS)     (TAX BASIS)
               -------------   -------------   ------------
                     -              100%            100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.

                                                   International Value Equity 13

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

12. TAX INFORMATION (UNAUDITED) (CONTINUED)
The per share amount of income derived from and foreign taxes paid to each country is listed in the following schedule:

                                   GROSS       FOREIGN
                                  DIVIDEND    TAXES PAID
COUNTRY                          PER SHARE    PER SHARE
------------------------------   ----------   ----------
Australia ....................   $   0.0908   $   0.0014
Belgium ......................       0.0103       0.0015
Germany ......................       0.0488       0.0073
Finland ......................       0.0110       0.0017
France .......................       0.0239       0.0036
Hong Kong ....................       0.0205            -
Italy ........................       0.0313       0.0013
Japan ........................       0.0361       0.0024
Netherlands ..................       0.0522       0.0043
New Zealand ..................       0.0258       0.0039
Singapore ....................       0.0035            -
South Africa .................       0.0117            -
Spain ........................       0.0421       0.0052
United Kingdom ...............       0.2243       0.0224

                                                   International Value Equity 14

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP International Value Equity Series

We have audited the accompanying statement of net assets of the Delaware VIP International Value Equity Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP International Value Equity Series of Delaware VIP Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 9, 2005

                                                   International Value Equity 15

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES

PROXY RESULTS (UNAUDITED)
Shareholders of Delaware VIP International Value Equity Series voted on the following proposals at the special meeting of shareholders held on August 31, 2004. The description of each proposal and number of shares voted are as follows:

                                                                        SHARES            SHARES            SHARES
                                                                         VOTED             VOTED             VOTED
                                                                          FOR             AGAINST           ABSTAIN
                                                                    ---------------   ---------------   ---------------
1. To approve an Investment Management Agreement
Between the Trust, on behalf of the Series, and Delaware
Management Company                                                    8,755,809.551       244,073.025       623,230.734

2. To approve a Sub-Advisory Agreement between Delaware
Management Company and Delaware International Advisers Ltd.           8,637,462.586       280,983.420       704,667.304

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                   International Value Equity 16

DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                             NUMBER OF               OTHER
                                                                   PRINCIPAL            PORTFOLIOS IN FUND       DIRECTORSHIPS
       NAME,                  POSITION(S)        LENGTH           OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                  HELD WITH        OF TIME              DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE                FUND(S)          SERVED           PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
INTERESTED TRUSTEES
  JUDE T. DRISCOLL(2)         Chairman,        5 Years -       Since August 2000,                75                   None
 2005 Market Street        President, Chief    Executive   Mr. Driscoll has served in
  Philadelphia, PA           Executive          Officer   various executive capacities
       19103                  Officer                      at different times at
                                and            2 Years -     Delaware Investments(1)
   March 10, 1963            Trustee(4)         Trustee

                                                            Senior Vice President and
                                                           Director of Fixed-Income
                                                           Process - Conseco Capital
                                                                  Management
                                                            (June 1998 - August 2000)
INDEPENDENT TRUSTEES
  WALTER P. BABICH            Trustee          17 Years         Board Chairman -                 92                   None
 2005 Market Street                                           Citadel Construction
  Philadelphia, PA                                                Corporation
       19103                                                    (1989 - Present)

  October 1, 1927

  JOHN H. DURHAM              Trustee              26           Private Investor                 92            Trustee and Audit
 2005 Market Street                             Years(3)                                                       Committee Member -
  Philadelphia, PA                                                                                             Abington Memorial
    19103                                                                                                          Hospital

                                                                                                              President/Director -
   August 7, 1937                                                                                              22 WR Corporation

  JOHN A. FRY                 Trustee(4)        4 Years            President -                   75                Director -
 2005 Market Street                                        Franklin & Marshall College                          Community Health
  Philadelphia, PA                                            (June 2002 - Present)                                 Systems
       19103
                                                           Executive Vice President -
    May 28, 1960                                           University of Pennsylvania
                                                            (April 1995 - June 2002)

  ANTHONY D. KNERR            Trustee          12 Years    Founder/Managing Director -           92                   None
 2005 Market Street                                        Anthony Knerr & Associates
  Philadelphia, PA                                           (Strategic Consulting)
       19103                                                    (1990 - Present)

  December 7, 1938

  ANN R. LEVEN                Trustee          16 Years      Treasurer/Chief Fiscal              92            Director and Audit
 2005 Market Street                                           Officer - National                             Committee Chairperson -
  Philadelphia, PA                                               Gallery of Art                                    Andy Warhol
       19103                                                      (1994 - 1999)                                     Foundation

                                                                                                               Director and Audit
  November 1, 1940                                                                                             Committee Member -
                                                                                                                 Systemax Inc.

                                                   International Value Equity 17

                                                                                             NUMBER OF               OTHER
                                                                    PRINCIPAL            PORTFOLIOS IN FUND      DIRECTORSHIPS
       NAME,                POSITION(S)         LENGTH            OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                HELD WITH         OF TIME               DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE              FUND(S)           SERVED            PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
 INDEPENDENT TRUSTEES
 (CONTINUED)

  THOMAS F. MADISON           Trustee          11 Years          President/Chief                 92                Director -
 2005 Market Street                                            Executive Officer -                               Banner Health
  Philadelphia, PA                                             MLM Partners, Inc.
       19103                                                (Small Business Investing                          Director and Audit
                                                                 and Consulting)                               Committee Member -
  February 25, 1936                                         (January 1993 - Present)                          Center Point Energy

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Digital River Inc.

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Rimage Corporation

                                                                                                               Director - Valmont
                                                                                                                Industries, Inc.

  JANET L. YEOMANS            Trustee           6 Years     Vice President/Mergers &             92                   None
 2005 Market Street                                            Acquisitions - 3M
  Philadelphia, PA                                               Corporation
       19103                                               (January 2003 - Present)
                                                              Ms. Yeomans has held
  July 31, 1948                                           various management positions
                                                             at 3M Corporation
                                                                since 1983.

OFFICERS

  JOSEPH H. HASTINGS          Executive          1 Year     Mr. Hastings has served in            92                 None(5)
 2005 Market Street        Vice President                 various executive capacities
  Philadelphia, PA              and                           at different times at
       19103              Chief Financial                     Delaware Investments.
                              Officer
 December 19, 1949

RICHELLE S. MAESTRO         Executive Vice      2 Years     Ms. Maestro has served in            92                 None(5)
 2005 Market Street        President, Chief               various executive capacities
  Philadelphia, PA         Legal Officer and                  at different times at
       19103                   Secretary                      Delaware Investments.

 November 26, 1957

 MICHAEL P. BISHOF            Senior Vice       8 Years     Mr. Bishof has served in             92                 None(5)
 2005 Market Street         President and                 various executive capacities
  Philadelphia, PA             Treasurer                     at different times at
       19103                                                 Delaware Investments.

  August 18, 1962

----------
(1)Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2)Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3)Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4)Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5)Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                   International Value Equity 18

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES

PORTFOLIO SNAPSHOT
     REITs exhibited strong performances for the 12 months ended December 31, 2004, with Delaware VIP REIT Series returning +31.38% (Standard Class shares with distributions reinvested) and its benchmark, the NAREIT Equity REIT Index, gaining +31.58% (source: NAREIT Inc.). Among sectors, we underperformed in the apartment group by a fair margin, as AIMCO's poor results for the year cost us relative ground versus the benchmark.

     Our overweighting (versus the index) in office REITs, which slightly underperformed their peers in the index, also impeded the Series' return for the 12-month period. Conversely, our regional mall selections rose 50 percent and outpaced their NAREIT counterparts. We held a lesser weighting in hotels, which exceeded 50 percent for the fiscal year and helped boost portfolio performance. The hotels group saw some of our best and worst performers for the period. Highland Hospitality, which we sold, turned in a negative return, while LaSalle Hotel Properties, which we held at period-end, soared 77 percent for the fiscal year.

INVESTMENT OUTLOOK
     We believe that real estate market fundamentals continue to improve with potentially positive trends in occupancy and rent moving forward. In the second quarter of 2004, REIT prices stumbled when bonds did, largely based on expectations for rising interest rates and a perception by some investors that the two asset classes should act the same. It now appears that investors may have a better grasp of the unique relationship between higher rates and REITs: a stronger economy often tends to have a greater positive impact on the overall health of the real estate market than any downside effect that higher rates have on REIT yields or debt servicing. As we believe that valuations are currently rather rich, we would not be surprised by a market pullback moving forward. Still, the appeal of REITs is still strong in the eyes of many investors, and thus the prospects exist that the asset class could continue to experience notable capital appreciation in 2005.


Performance of a $10,000 Investment


                                 Delaware VIP
                                 REIT Series -                   NAREIT Equity
                             Standard Class Shares                REIT Index
                             ---------------------                ----------

     5/4/1998                        $10,000.00                        -
    5/31/1998                         $9,900.00                     $10,000
   12/31/1998                         $9,100.00                      $8,628
   12/31/1999                         $8,862.47                      $8,229
   12/31/2000                        $11,639.21                     $10,399
   12/31/2001                        $12,662.09                     $11,848
   12/31/2002                        $13,234.72                     $12,300
   12/31/2003                        $17,737.57                     $16,852
   12/31/2004                        $23,303.36                     $22,174




                            DELAWARE VIP REIT SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                STANDARD CLASS     SERVICE CLASS
                    SHARES*           SHARES**
                --------------     -------------
LIFETIME           +13.52%            +20.48%
FIVE YEARS         +21.33%                --
ONE YEAR           +31.38%            +31.09%

    For the periods ended December 31, 2004

 * Commenced operations on May 4, 1998.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP REIT Series Standard Class shares for the period from the Series' inception on May 4, 1998 through December 31, 2004. All distributions were reinvested. The chart also shows a $10,000 investment in the NAREIT Equity REIT Index at that month's end, May 31, 1998. After May 31, 1998, returns plotted on the chart were as of the last day of each month shown. The NAREIT Equity REIT Index is an unmanaged index of real estate investment trusts that invest in many types of U.S. property. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP REIT Series during the periods shown. Funds that concentrate investments in one industry may involve greater risk than more developed funds, including greater potential for volatility. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus.

                                                                        REIT - 1

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2004 to December 31, 2004

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                              EXPENSES
                                    BEGINNING      ENDING                    PAID DURING
                                     ACCOUNT      ACCOUNT      ANNUALIZED      PERIOD
                                     VALUE         VALUE         EXPENSE      7/1/04 TO
                                     7/1/04       12/31/04       RATIOS       12/31/04*
                                   ----------    ----------    ----------    -----------
ACTUAL SERIES RETURN
Standard Class                     $ 1,000.00    $ 1,242.20          0.84%   $      4.73
Service Class                        1,000.00      1,241.70          1.09%          6.14
HYPOTHETICAL 5% RETURN
 (5% RETURN BEFORE EXPENSES)
Standard Class                     $ 1,000.00    $ 1,020.91          0.84%   $      4.27
Service Class                        1,000.00      1,019.66          1.09%          5.53

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                        REIT - 2

DELAWARE VIP TRUST-DELAWARE REIT SERIES
SECTOR ALLOCATION
As of December 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                    PERCENTAGE
SECTOR                                            OF NET ASSETS
-----------------------------------------------   -------------
COMMON STOCK                                              93.81%
                                                  -------------
Diversified REITs                                          5.35%
Healthcare REITs                                           1.62%
Hotel REITs                                                5.76%
Industrial REITs                                           6.31%
Mall REITs                                                15.17%
Manufactured Housing REITs                                 1.13%
Mortgage REITs                                             3.34%
Multifamily REITs                                         11.67%
Office REITs                                              20.80%
Office/Industrial REITs                                    7.64%
Real Estate Operating Companies                            2.91%
Retail Strip Centers REITs                                10.65%
Specialty REITs                                            1.46%
                                                  -------------
REPURCHASE AGREEMENTS                                      7.98%
                                                  -------------
TOTAL MARKET VALUE OF SECURITIES                         101.79%
                                                  -------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS           (1.79)%
                                                  -------------
TOTAL NET ASSETS                                         100.00%
                                                  -------------

                                                                        REIT - 3

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
STATEMENT OF NET ASSETS
December 31, 2004

                                                       NUMBER OF       MARKET
                                                        SHARES         VALUE
                                                     ------------   ------------
  COMMON STOCK-93.81%
  DIVERSIFIED REITS-5.35%
  Vornado Realty Trust ...........................        552,000   $ 42,023,760
                                                                    ------------
                                                                      42,023,760
                                                                    ------------
  HEALTHCARE REITS-1.62%
>#Medical Properties Trust 144A ..................        375,000      3,843,750
  Nationwide Health Properties ...................        372,700      8,851,625
                                                                    ------------
                                                                      12,695,375
                                                                    ------------
  HOTEL REITS-5.76%
 >Eagle Hospitality Properties Trust .............        397,200      4,091,160
 >Great Wolf Resorts .............................        290,300      6,485,302
  Hersha Hospitality Trust .......................        867,200      9,929,440
  Host Marriott ..................................        450,700      7,797,110
  LaSalle Hotel Properties .......................        530,800     16,895,364
                                                                    ------------
                                                                      45,198,376
                                                                    ------------
  INDUSTRIAL REITS-6.31%
  AMB Property ...................................        294,690     11,902,529
  First Potomac Realty Trust .....................        210,000      4,788,000
  ProLogis .......................................        758,900     32,883,137
                                                                    ------------
                                                                      49,573,666
                                                                    ------------
  MALL REITS-15.17%
  CBL & Associates Properties ....................        301,700     23,034,795
  General Growth Properties ......................        862,000     31,169,920
  Mills ..........................................        300,400     19,153,504
  Simon Property Group ...........................        707,850     45,776,660
                                                                    ------------
                                                                     119,134,879
                                                                    ------------
  MANUFACTURED HOUSING REITS-1.13%
  Sun Communities ................................        220,060      8,857,415
                                                                    ------------
                                                                       8,857,415
                                                                    ------------
  MORTGAGE REITS-3.34%
 #Fieldstone Investment 144A .....................        509,500      8,788,875
>#KKR Financial 144A .............................        787,000      8,263,500
  Saxon Capital ..................................        237,400      5,695,226
  Sunset Financial Resources .....................        337,400      3,512,334
                                                                    ------------
                                                                      26,259,935
                                                                    ------------
  MULTIFAMILY REITS-11.67%
  BRE Properties Class A .........................        486,600     19,614,846
  Camden Property Trust ..........................        193,000      9,843,000
  Equity Residential .............................        625,500     22,630,590
  Home Properties ................................        383,800     16,503,400
  United Dominion Realty Trust ...................        930,400     23,073,920
                                                                    ------------
                                                                      91,665,756
                                                                    ------------

  OFFICE REITS-20.80%
  Alexandria Real Estate Equities ................        265,270     19,741,393
  American Financial Realty Trust ................      1,012,800     16,387,104
  Brandywine Realty Trust ........................        545,000     16,017,550
  CarrAmerica Realty .............................        783,780     25,864,740
  Equity Office Properties Trust .................      1,450,311     42,233,056
  Prentiss Properties Trust ......................        643,480     24,580,936
  SL Green Realty ................................        305,490     18,497,420
                                                                    ------------
                                                                     163,322,199
                                                                    ------------
  OFFICE/INDUSTRIAL REITS-7.64%
  Duke Realty ....................................        658,500     22,481,190
  Liberty Property Trust .........................        304,560     13,156,992
  Reckson Associates Realty ......................        742,190     24,351,254
                                                                    ------------
                                                                      59,989,436
                                                                    ------------
  REAL ESTATE OPERATING COMPANIES-2.91%
  Starwood Hotels & Resorts Worldwide ............        390,500     22,805,200
                                                                    ------------
                                                                      22,805,200
                                                                    ------------
  RETAIL STRIP CENTERS REITS-10.65%
  Developers Diversified Realty ..................        422,500     18,746,325
  Federal Realty Investment Trust ................        403,700     20,851,105
  Kite Realty Group Trust ........................        789,700     12,066,616
  Ramco-Gershenson Properties ....................        456,600     14,725,350
  Regency Centers ................................        310,800     17,218,320
                                                                    ------------
                                                                      83,607,716
                                                                    ------------
  SPECIALTY REITS-1.46%
>#Peoples Choice 144A ............................      1,144,000     11,440,000
                                                                    ------------
                                                                      11,440,000
                                                                    ------------
  TOTAL COMMON STOCK
  (COST $572,799,544) ............................                   736,573,713
                                                                   ------------

                                                                        REIT - 4

DELAWARE VIP REIT SERIES

                                                       PRINCIPAL      MARKET
                                                        AMOUNT        VALUE
                                                     ------------  ------------
REPURCHASE AGREEMENTS-7.98%
With BNP Paribas 1.55% 1/3/05 (dated 12/31/04,
 to be repurchased at $34,097,404,
 collateralized by $35,045,000 U.S. Treasury Bills
 due 4/28/05, market value $34,780,924) ...........  $ 34,093,000  $ 34,093,000

With UBS Warburg 1.55% 1/3/05 (dated 12/31/04,
 to be repurchased at $28,594,693,
 collateralized by $28,591,000 U.S. Treasury Bills
 due 4/28/05, market value $28,375,605 and $782,000
 U.S. Treasury Notes 6.75% due 5/15/05,
 market value $801,429) ...........................    28,591,000    28,591,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS (COST $62,684,000) ....                  62,684,000
                                                                   ------------
TOTAL MARKET VALUE OF SECURITIES-101.79%
 (COST $635,483,544) ......           ...........................   799,257,713
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.79%) .........   (14,058,348)
                                                                   ------------
NET ASSETS APPLICABLE TO 41,169,893 SHARES OUTSTANDING-100.00% ..  $785,199,365
                                                                   ============
NET ASSET VALUE-DELAWARE VIP REIT SERIES STANDARD
 CLASS ($624,222,931 / 32,719,737 SHARES) .......................  $      19.08
                                                                   ============
NET ASSET VALUE-DELAWARE VIP REIT SERIES SERVICE
 CLASS ($160,976,434 / 8,450,156 SHARES) ........................  $       19.05
                                                                   ============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:
Shares of beneficial interest (unlimited authorization-no par) ..  $557,250,867
Undistributed net investment income .............................    22,761,399
Accumulated net realized gain on investments ....................    41,412,930
Net unrealized appreciation of investments ......................   163,774,169
                                                                   ------------
Total net assets ................................................  $785,199,365
                                                                   ============

----------
>Non-income producing security for the year ended December 31, 2004. #Security exempt from registration under Rule 144A of the Securities Act of
 1933.  See Note #7 in "Notes to Financial Statements".

 REIT - Real Estate Investment Trust

                             See accompanying notes

                                                                        REIT - 5

DELAWARE VIP TRUST-
DELAWARE VIP REIT SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends ....................................................   $   21,564,866
Interest .....................................................          514,721
                                                                 --------------
                                                                     22,079,587
                                                                 --------------
EXPENSES:
Management fees ..............................................        4,158,192
Distribution expenses - Service Class ........................          313,533
Accounting and administration expenses .......................          196,451
Reports and statements to shareholders .......................          132,361
Legal and professional fees ..................................           91,171
Dividend disbursing and transfer agent
 fees and expenses ...........................................           55,380
Trustees' fees ...............................................           25,514
Custodian fees ...............................................           23,798
Registration fees ............................................            8,577
Pricing fees .................................................              330
Other ........................................................           17,330
                                                                 --------------
                                                                      5,022,637
Less waiver of distribution expenses - Service Class .........          (52,256)
Less expense paid indirectly .................................           (1,706)
                                                                 --------------
Total expenses ...............................................        4,968,675
                                                                 --------------
NET INVESTMENT INCOME ........................................       17,110,912
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on investments .............................       44,994,451
Net change in unrealized appreciation/
 depreciation of investments .................................       97,361,571
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS ..............................................      142,356,022
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .............................................   $  159,466,934
                                                                 ==============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP REIT SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                            YEAR ENDED
                                                  -----------------------------
                                                     12/31/04       12/31/03
                                                  -------------   -------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
Net investment income .........................   $  17,110,912   $  13,917,910
Net realized gain on investments ..............      44,994,451       9,441,405
Net change in unrealized appreciation /
 depreciation of investments ..................      97,361,571      71,007,114
                                                  -------------   -------------
Net increase in net assets
   resulting from operations ..................     159,466,934      94,366,429
                                                  -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
  Standard Class ..............................      (9,178,775)     (6,332,149)
  Service Class ...............................      (1,638,189)       (876,297)
Net realized gain on investments:
  Standard Class ..............................      (9,510,538)     (1,944,081)
  Service Class ...............................      (1,866,017)       (283,985)
                                                  -------------   -------------
                                                    (22,193,519)     (9,436,512)
                                                  -------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .............................     216,420,373      99,035,035
   Service Class ..............................      78,318,991      34,637,154
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class .............................      18,689,313       8,276,230
   Service Class ..............................       3,504,206       1,160,282
                                                  -------------   -------------
                                                    316,932,883     143,108,701
                                                  -------------   -------------
Cost of shares repurchased:
   Standard Class .............................     (79,793,408)    (46,081,982)
   Service Class ..............................     (17,447,718)     (7,700,660)
                                                  -------------   -------------
                                                    (97,241,126)    (53,782,642)
                                                  -------------   -------------
Increase in net assets derived from capital
 share transactions ...........................     219,691,757      89,326,059
                                                  -------------   -------------
NET INCREASE IN NET ASSETS ....................     356,965,172     174,255,976
NET ASSETS:
Beginning of year .............................     428,234,193     253,978,217
                                                  -------------   -------------
End of year (including undistributed
   net investment income of $22,761,399
   and $16,467,451, respectively) .............   $ 785,199,365   $ 428,234,193
                                                  =============   =============

                             See accompanying notes

                                                                        REIT - 6

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                      DELAWARE VIP REIT SERIES STANDARD CLASS
                                                                                     YEAR ENDED
                                                             ---------------------------------------------------------
                                                             12/31/04    12/31/03    12/31/02    12/31/01    12/31/00
                                                             ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of period .....................   $  15.140   $  11.730   $  11.700   $  11.020   $   8.670
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) .................................       0.504       0.586       0.534       0.571       0.532
Net realized and unrealized gain on investments ..........       4.112       3.271       0.010       0.361       2.100
                                                             ---------   ---------   ---------   ---------   ---------
Total from investment operations .........................       4.616       3.857       0.544       0.932       2.632
                                                             ---------   ---------   ---------   ---------   ---------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................      (0.332)     (0.342)     (0.317)     (0.209)     (0.282)
Net realized gain on investments .........................      (0.344)     (0.105)     (0.197)     (0.043)          -
                                                             ---------   ---------   ---------   ---------   ---------
Total dividends and distributions ........................      (0.676)     (0.447)     (0.514)     (0.252)     (0.282)
                                                             ---------   ---------   ---------   ---------   ---------
Net asset value, end of period ...........................   $  19.080   $  15.140   $  11.730   $  11.700   $  11.020
                                                             =========   =========   =========   =========   =========
Total return(2) ..........................................       31.38%      34.02%       4.52%       8.79%      31.33%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $ 624,223   $ 359,958   $ 225,826   $  99,787   $  57,664
Ratio of expenses to average net assets ..................        0.84%       0.86%       0.84%       0.85%       0.85%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ...............        0.84%       0.86%       0.84%       0.89%       1.03%
Ratio of net investment income to average net assets .....        3.11%       4.51%       4.52%       5.16%       5.63%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ....        3.11%       4.51%       4.52%       5.12%       5.45%
Portfolio turnover .......................................          38%         37%         53%         56%         31%

----------
(1)The average shares outstanding method has been applied for per share information.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                        REIT - 7

DELAWARE VIP REIT SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                    DELAWARE VIP REIT SERIES SERVICE CLASS
                                                                                 YEAR ENDED                          5/1/00(1)
                                                             ---------------------------------------------------         TO
                                                              12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                                             ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period .....................   $  15.130     $  11.720     $  11.700     $  11.020     $   9.180
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2) .................................       0.464         0.556         0.517         0.555         0.389
Net realized and unrealized gain on investments ..........       4.102         3.283             -         0.366         1.451
                                                             ---------     ---------     ---------     ---------     ---------
Total from investment operations .........................       4.566         3.839         0.517         0.921         1.840
                                                             ---------     ---------     ---------     ---------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................      (0.302)       (0.324)       (0.300)       (0.198)            -
Net realized gain on investments .........................      (0.344)       (0.105)       (0.197)       (0.043)            -
                                                             ---------     ---------     ---------     ---------     ---------
Total dividends and distributions ........................      (0.646)       (0.429)       (0.497)       (0.241)            -
                                                             ---------     ---------     ---------     ---------     ---------
Net asset value, end of period ...........................   $  19.050     $  15.130     $  11.720     $  11.700     $  11.020
                                                             =========     =========     =========     =========     =========
Total return(3) ..........................................       31.09%        33.73%         4.38%         8.67%        20.04%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $ 160,976     $  68,276     $  28,152     $   8,619     $   2,501
Ratio of expenses to average net assets ..................        1.09%         1.08%         0.99%         1.00%         1.00%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ................        1.14%         1.11%         0.99%         1.04%         1.21%
Ratio of net investment income to average net assets .....        2.86%         4.29%         4.37%         5.01%         5.69%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ......        2.81%         4.26%         4.37%         4.97%         5.48%
Portfolio turnover .......................................          38%           37%           53%           56%           31%

----------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2)The average shares outstanding method has been applied for per share information.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                                        REIT - 8

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (formerly Delaware VIP Large Cap Value Series). These financial statements and the related notes pertain to Delaware VIP REIT Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2004 were approximately $1,706. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

                                                                        REIT - 9

DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses do not exceed 0.95% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the year ended December 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2004, the Series had liabilities payable to affiliates as follows:

                           DIVIDEND DISBURSING,
          INVESTMENT       TRANSFER AGENT FEES,
          MANAGEMENT            ACCOUNTING          OTHER EXPENSES
        FEE PAYABLE TO      AND OTHER EXPENSES      PAYABLE TO DMC
             DMC              PAYABLE TO DSC        AND AFFILIATES*
        --------------     --------------------     ---------------
         $    471,216           $   26,959             $   84,519

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2004, the Series was charged $24,246 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the year ended December 31, 2004, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ..............................     $ 397,794,505
Sales ..................................       202,768,895

At December 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                           AGGREGATE       AGGREGATE
           COST OF        UNREALIZED       UNREALIZED    NET UNREALIZED
         INVESTMENTS     APPRECIATION     DEPRECIATION    APPRECIATION
        -------------    -------------    ------------   --------------
        $ 635,611,737    $ 164,334,629    $   (688,653)  $  163,645,976

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                                              YEAR                   YEAR
                                              ENDED                 ENDED
                                            12/31/04              12/31/03
                                          ------------          -----------
Ordinary income ....................      $ 12,106,748          $ 7,208,446
Long-term capital gain .............        10,086,771            2,228,066
                                          ------------          -----------
Total ..............................      $ 22,193,519          $ 9,436,512
                                          ============          ===========

                                                                       REIT - 10

DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
As of December 31, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ..................   $ 557,250,867
Undistributed ordinary income ..................      29,703,161
Undistributed long-term capital gain ...........      34,599,361
Unrealized appreciation of investments .........     163,645,976
                                                   -------------
Net assets .....................................   $ 785,199,365
                                                   =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Series may be subject to reclassification upon notice of the tax character of distributions received from investments in Real Estate Investment Trusts.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                        YEAR           YEAR
                                                        ENDED          ENDED
                                                      12/31/04       12/31/03
                                                     -----------    -----------
Shares sold:
   Standard Class ................................    13,126,531      7,600,678
   Service Class .................................     4,816,415      2,621,018
Shares issued upon reinvestment of
 dividends and distributions:
   Standard Class ................................     1,174,689        710,406
   Service Class .................................       220,114         99,424
                                                     -----------    -----------
                                                      19,337,749     11,031,526
                                                     -----------    -----------
Shares repurchased:
   Standard Class ................................    (5,350,040)    (3,799,870)
   Service Class .................................    (1,098,488)      (609,461)
                                                     -----------    -----------
                                                      (6,448,528)    (4,409,331)
                                                     -----------    -----------
Net increase .....................................    12,889,221      6,622,195
                                                     ===========    ===========

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2004, or at any time during the year.

7. CREDIT AND MARKET RISK
The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

8. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

                                                                       REIT - 11

DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2004, the Series designates distributions paid during the year as follows:

             (A)               (B)
          LONG-TERM         ORDINARY
        CAPITAL GAINS        INCOME             TOTAL
        DISTRIBUTIONS     DISTRIBUTIONS     DISTRIBUTIONS
         (TAX BASIS)       (TAX BASIS)       (TAX BASIS)
        -------------     -------------     -------------
             45%               55%               100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.

                                                                       REIT - 12

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP REIT Series

We have audited the accompanying statement of net assets of the Delaware VIP REIT Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP REIT Series of Delaware VIP Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP
Philadelphia, Pennsylvania
February 9, 2005

        The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
        Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                       REIT - 13

DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                             NUMBER OF               OTHER
                                                                   PRINCIPAL            PORTFOLIOS IN FUND       DIRECTORSHIPS
       NAME,                  POSITION(S)        LENGTH           OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                  HELD WITH        OF TIME              DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE                FUND(S)          SERVED           PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)          Chairman,      5 Years -       Since August 2000,                75                   None
   2005 Market Street       President, Chief   Executive   Mr. Driscoll has served in
    Philadelphia, PA            Executive       Officer   various executive capacities
          19103                  Officer       2 Years -      at different times at
                                   and          Trustee      Delaware Investments(1)
     March 10, 1963            Trustee(4)
                                                            Senior Vice President and
                                                             Director of Fixed-Income
                                                            Process - Conseco Capital
                                                                   Management
                                                            (June 1998 - August 2000)

INDEPENDENT TRUSTEES
     WALTER P. BABICH            Trustee       17 Years         Board Chairman -                 92                   None
    2005 Market Street                                        Citadel Construction
     Philadelphia, PA                                     Corporation (1989 - Present)
          19103

      October 1, 1927

     JOHN H. DURHAM              Trustee           26           Private Investor                 92             Trustee and Audit
   2005 Market Street                           Years(3)                                                       Committee Member -
    Philadelphia, PA                                                                                            Abington Memorial
         19103                                                                                                      Hospital

                                                                                                                President/Director -
     August 7, 1937                                                                                             22 WR Corporation

       JOHN A. FRY             Trustee(4)       4 Years            President -                   75                Director -
   2005 Market Street                                      Franklin & Marshall College                          Community Health
    Philadelphia, PA                                          (June 2002 - Present)                                  Systems
          19103

                                                           Executive Vice President -
      May 28, 1960                                         University of Pennsylvania
                                                             (April 1995 - June 2002)

    ANTHONY D. KNERR             Trustee       12 Years    Founder/Managing Director -           92                   None
   2005 Market Street                                      Anthony Knerr & Associates
    Philadelphia, PA                                         (Strategic Consulting)
          19103                                                 (1990 - Present)

     December 7, 1938

      ANN R. LEVEN               Trustee       16 Years      Treasurer/Chief Fiscal              92            Director and Audit
   2005 Market Street                                      Officer - National Gallery                        Committee Chairperson -
    Philadelphia, PA                                          of Art (1994 - 1999)                           Andy Warhol Foundation
         19103

                                                                                                               Director and Audit
     November 1, 1940                                                                                            Committee Member -
                                                                                                                  Systemax Inc.

                                                                       REIT - 14

                                                                                             NUMBER OF               OTHER
                                                                   PRINCIPAL            PORTFOLIOS IN FUND       DIRECTORSHIPS
       NAME,                  POSITION(S)        LENGTH           OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                  HELD WITH        OF TIME              DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE                FUND(S)          SERVED           PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
INDEPENDENT TRUSTEES (CONTINUED)
     THOMAS F. MADISON           Trustee       11 Years          President/Chief                 92                Director -
    2005 Market Street                                         Executive Officer -                                Banner Health
     Philadelphia, PA                                          MLM Partners, Inc.
           19103                                            (Small Business Investing                          Director and Audit
                                                                 and Consulting)                               Committee Member -
     February 25, 1936                                      (January 1993 - Present)                           Center Point Energy

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Digital River Inc.

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Rimage Corporation

                                                                                                               Director - Valmont
                                                                                                                 Industries, Inc.

     JANET L. YEOMANS            Trustee        6 Years     Vice President/Mergers &             92                   None
    2005 Market Street                                    Acquisitions - 3M Corporation
     Philadelphia, PA                                       (January 2003 - Present)
           19103

                                                              Ms. Yeomans has held
       July 31, 1948                                      various management positions
                                                          at 3M Corporation since 1983.

OFFICERS

    JOSEPH H. HASTINGS          Executive        1 Year    Mr. Hastings has served in            92                  None(5)
    2005 Market Street       Vice President               various executive capacities
     Philadelphia, PA              and                        at different times at
           19103             Chief Financial                  Delaware Investments.
                                 Officer
     December 19, 1949

    RICHELLE S. MAESTRO      Executive Vice      2 Years    Ms. Maestro has served in            92                  None(5)
    2005 Market Street      President, Chief              various executive capacities
     Philadelphia, PA       Legal Officer and                 at different times at
           19103                Secretary                     Delaware Investments.

     November 26, 1957

     MICHAEL P. BISHOF         Senior Vice       8 Years    Mr. Bishof has served in             92                  None(5)
    2005 Market Street        President and               various executive capacities
     Philadelphia, PA           Treasurer                     at different times at
          19103                                               Delaware Investments.

      August 18, 1962

(1)Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2)Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3)Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4)Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5)Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                       REIT - 15

DELAWARE VIP TRUST - DELAWARE VIP SELECT GROWTH SERIES

PORTFOLIO SNAPSHOT
     The market wrapped up in 2004 on a positive note, largely driven by a strong fourth quarter rally. The lows in August set the stage for impressive advances that took many stocks to new highs at year-end. The Series returned +8.32% (Standard Class shares with distributions reinvested) for the fiscal year. As a gauge of performance, the Series' benchmark, the Standard & Poor's 500 Index returned +10.87%.

     In review, the Series benefited from its exposure to such travel-related companies as Royal Caribbean Cruises and Marriott International. The Series also gained performance during the 12-month period from its position in CV Therapeutics. The Series lost a measure of performance with its holding of Chiron, largely driven by negative headlines in reference to problems with its U.K. flu vaccine plant.

INVESTMENT OUTLOOK
     Looking forward, we believe that there are few, if any, potential positive catalysts that would generate exceptional returns for the stock market in 2005. With looming uncertainty surrounding interest rates, energy prices, and the geopolitical environment, there exists a potential for negative surprises. On the flipside, if consumer and investor confidence can stabilize over the next year, the market will continue to reward those companies that are able to deliver strong earnings and sales growth. We expect maintain our positions in companies that exhibit market leadership and continue to seek new investment opportunities that we believe will be able to deliver superior results.


Performance of a $10,000 Investment


                           Delaware VIP
                       Select Growth Series
                       Standard Class Shares            S&P 500 Index
                       ---------------------            -------------
  5/3/1999                    $10,000                         -
12/31/1999                    $14,290                      $11,368
12/31/2000                    $11,081                      $10,333
12/31/2001                    $ 8,445                      $ 9,105
12/31/2002                    $ 5,698                      $ 7,093
12/31/2003                    $ 7,947                      $ 9,127
12/31/2004                    $ 8,608                      $10,119


                        DELAWARE VIP SELECT GROWTH SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

             STANDARD CLASS   SERVICE CLASS
                SHARES*          SHARES**
             --------------   -------------
LIFETIME        -2.61%            -9.19%
FIVE YEARS      -9.64%               --
ONE YEAR        +8.32%            +8.12%

For the periods ended December 31, 2004

 * Commenced operations on May 3, 1999.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP Select Growth Series Standard Class shares for the period from the Series' inception on May 3, 1999 through December 31, 2004. All distributions were reinvested. The chart also shows a $10,000 investment in the S&P 500 Index at that month's end, May 31, 1999. After May 31, 1999, returns plotted on the chart were as of the last day of each month shown. The S&P 500 Index measures the performance of mostly large-capitalization U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Select Growth Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.

                                                               Select Growth - 1

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2004 to December 31, 2004

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                             EXPENSES
                                                     BEGINNING      ENDING                  PAID DURING
                                                      ACCOUNT      ACCOUNT     ANNUALIZED     PERIOD
                                                       VALUE        VALUE       EXPENSE      7/1/04 TO
                                                       7/1/04      12/31/04      RATIOS      12/31/04*
                                                     ----------   ----------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class                                       $ 1,000.00   $ 1,073.60         0.83%  $      4.33
Service Class                                          1,000.00     1,072.90         1.08%         5.63
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                       $ 1,000.00   $ 1,020.96         0.83%  $      4.22
Service Class                                          1,000.00     1,019.71         1.08%         5.48

*"Expenses paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                               Select Growth - 2

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
SECTOR ALLOCATION
As of December 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                      PERCENTAGE
SECTOR                                               OF NET ASSETS
--------------------------------------------------   -------------
COMMON STOCK                                             95.84%
                                                     -------------
Basic Industry/Capital Goods                              2.39%
Business Services                                         9.00%
Consumer Non-Durables                                    11.39%
Consumer Services                                        11.52%
Financial                                                20.64%
Healthcare                                               18.11%
Technology                                               20.99%
Transportation                                            1.80%
                                                     -------------
REPURCHASE AGREEMENTS                                     4.17%
                                                     -------------
TOTAL MARKET VALUE OF SECURITIES                        100.01%
                                                     -------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS          (0.01)%
                                                     -------------
TOTAL NET ASSETS                                        100.00%
                                                     -------------

                                                               Select Growth - 3

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
STATEMENT OF NET ASSETS
December 31, 2004

                                                        NUMBER         MARKET
                                                      OF SHARES         VALUE
                                                     ------------   ------------
  COMMON STOCK-95.84%
  BASIC INDUSTRY/CAPITAL GOODS-2.39%
  duPont (E.I.) deNemours ........................         12,500   $    613,125
                                                                    ------------
                                                                         613,125
                                                                    ------------
  BUSINESS SERVICES-9.00%
 >Accenture ......................................          8,900        240,300
  Certegy ........................................          9,300        330,429
 >Corillian ......................................         18,600         91,512
 >Fisher Scientific International ................          5,900        368,042
 >Huron Consulting Group .........................         13,300        295,260
  Manpower .......................................          8,100        391,230
 >United Rentals .................................         31,200        589,680
                                                                    ------------
                                                                       2,306,453
                                                                    ------------
  CONSUMER NON-DURABLES-11.39%
 >Bed Bath & Beyond ..............................         11,100        442,113
  Nordstrom ......................................         11,200        523,376
 >Orange 21 ......................................         10,300        107,635
  PepsiCo ........................................          6,900        360,180
  PETsMART .......................................         11,700        415,701
  Staples ........................................         22,300        751,733
 >Williams-Sonoma ................................          9,100        318,864
                                                                    ------------
                                                                       2,919,602
                                                                    ------------
  CONSUMER SERVICES-11.52%
 >ASK Jeeves .....................................         10,500        280,875
 >Educate ........................................         10,700        141,668
  Marriott International Class A .................         10,800        680,184
  McDonald's .....................................         11,900        381,514
 >Mediacom Communications ........................         55,100        344,375
  Royal Caribbean Cruises ........................         12,600        685,944
  Starwood Hotels & Resorts Worldwide ............          7,500        438,000
                                                                    ------------
                                                                       2,952,560
                                                                    ------------
  FINANCIAL-20.64%
 >Affiliated Managers Group ......................          7,000        474,180
 >AmeriTrade Holding .............................         53,700        763,614
 >CapitalSource ..................................         25,400        652,018
 >CB Richard Ellis Group .........................         10,700        358,985
  City National ..................................          3,600        254,340
  Eaton Vance ....................................          9,500        495,425
  Federated Investors Class B ....................          4,400        133,760
  Lehman Brothers Holdings .......................          3,200        279,936
  Northern Trust .................................          3,600        174,888
  PartnerRe ......................................         10,600        656,564
  Radian Group ...................................          8,800        468,512
  Schwab (Charles) ...............................          9,300        111,228
  Westcorp .......................................         10,200        468,486
                                                                    ------------
                                                                       5,291,936
                                                                    ------------

  HEALTHCARE-18.11%
 >Animas .........................................         15,700        245,391
 >Conceptus ......................................         14,000        113,610
 >CV Therapeutics ................................         29,900        687,700
 >First Horizon Pharmaceutical ...................         19,000        434,910
 >Invitrogen .....................................          6,100        409,493
  Medicis Pharmaceutical Class A .................         10,200        358,122
 >Nektar Therapeutics ............................         23,400        473,616
 >Pain Therapeutics ..............................         24,200        174,482
 >Protein Design Labs ............................         31,300        646,658
 >Symmetry Medical ...............................          3,000         63,150
 >Wellpoint ......................................          4,500        517,500
  Wyeth ..........................................         12,200        519,598
                                                                    ------------
                                                                       4,644,230
                                                                    ------------
  TECHNOLOGY-20.99%
 >Amdocs .........................................          8,600        225,750
  Analog Devices .................................         13,100        483,652
  ASML Holding ...................................         28,500        453,435
 >Broadcom Class A ...............................          8,800        284,064
 >Cisco Systems ..................................         24,900        480,570
 >Convera ........................................         31,900        148,654
 >Corning ........................................         21,400        251,878
 >EMC ............................................         45,400        675,098
>#EOS International Restricted ...................        212,900          2,129
  Henry (Jack) & Associates ......................         24,600        489,786
 >Inphonic .......................................          2,700         74,196
 >Mercury Interactive ............................         15,100        687,805
 >Micrel .........................................         16,200        178,524
 >Network Appliance ..............................         11,100        368,742
 >Red Hat ........................................         28,700        383,145
 >TTM Technologies ...............................         16,700        197,060
                                                                    ------------
                                                                       5,384,488
                                                                    ------------
  TRANSPORTATION-1.80%
 >Marten Transport ...............................         20,350        462,555
                                                                    ------------
                                                                         462,555
                                                                    ------------
  TOTAL COMMON STOCK
  (COST $19,816,249) .............................                    24,574,949
                                                                    ------------

                                                               Select Growth - 4

DELAWARE VIP SELECT GROWTH SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
                                                     ------------   ------------
REPURCHASE AGREEMENTS-4.17%
With BNP Paribas 1.55% 1/3/05
 (dated 12/31/04, to be repurchased
 at $581,475, collateralized by
 $597,700 U.S. Treasury Bills due 4/28/05,
 market value $593,147) ..........................   $    581,400   $    581,400
With UBS Warburg 1.55% 1/3/05
 (dated 12/31/04, to be repurchased at
 $487,663, collateralized by $487,600
 U.S. Treasury Bills due 4/28/05, market
 value $483,912 and $13,300 U.S. ..................
 Treasury Notes 6.75% due 5/15/05, market
 value $13,667) ..................................        487,600        487,600
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(COST $1,069,000) ................................                     1,069,000
                                                                    ------------
TOTAL MARKET VALUE OF
 SECURITIES-100.01% (COST $20,885,249) ..........................     25,643,949
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.01%) .........         (3,141)
                                                                    ------------
NET ASSETS APPLICABLE TO 3,035,946 SHARES OUTSTANDING-100.00% ...   $ 25,640,808
                                                                    ============
NET ASSET VALUE-DELAWARE VIP SELECT GROWTH SERIES
 STANDARD CLASS ($20,492,731 / 2,422,221 SHARES) ................   $       8.46
                                                                    ============
NET ASSET VALUE-DELAWARE VIP SELECT GROWTH SERIES
 SERVICE CLASS ($5,148,077 / 613,725 SHARES) ....................   $       8.39
                                                                    ============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:
Shares of beneficial interest (unlimited authorization-no par) ..   $ 74,769,715
Accumulated net realized loss on investments ....................    (53,887,607)
Net unrealized appreciation of investments ......................      4,758,700
                                                                    ------------
Total net assets ................................................   $ 25,640,808
                                                                    ============

----------
> Non-income producing security for the year ended December 31, 2004.
# Restricted Security-Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2004, the aggregate amount of the restricted security equals $2,129 or 0.01% of the Series' net assets. This security is being fair valued in accordance with the Series fair valuation policy (see Note #7 in "Notes to Financial Statements").

                             See accompanying notes

                                                               Select Growth - 5

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends .................................................   $    163,575
Interest ..................................................         14,453
                                                              ------------
                                                                   178,028
                                                              ------------
EXPENSES:
Management fees ...........................................        194,310
Distribution expenses - Service Class .....................         15,833
Accounting and administration expenses ....................          9,179
Custodian fees ............................................          2,992
Legal and professional fees ...............................          2,308
Dividend disbursing and transfer agent fees
 and expenses .............................................          2,252
Trustees' fees ............................................          1,296
Reports and statements to shareholders ....................          1,156
Other .....................................................            460
                                                              ------------
                                                                   229,786
Less waiver of distribution expenses - Service Class ......         (2,639)
Less expense paid indirectly ..............................            (32)
                                                              ------------
Total expenses ............................................        227,115
                                                              ------------
NET INVESTMENT LOSS .......................................        (49,087)
                                                              ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................      2,601,343
Net change in unrealized appreciation/depreciation
 of investments ...........................................       (540,650)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS ...........................................      2,060,693
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $  2,011,606
                                                              ============

                             See accompanying notes

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                           YEAR ENDED
                                                  ----------------------------
                                                    12/31/04        12/31/03
                                                  ------------    ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment loss ...........................   $    (49,087)   $    (82,254)
Net realized gain (loss) on investments .......      2,601,343      (1,302,849)
Net change in unrealized appreciation/
 depreciation of investments ..................       (540,650)     11,105,063
                                                  ------------    ------------
Net increase in net assets resulting
 from operations ..............................      2,011,606       9,719,960
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class ..............................        527,007       1,545,512
  Service Class ...............................         49,437       1,132,995
                                                  ------------    ------------
                                                       576,444       2,678,507
                                                  ------------    ------------
Cost of shares repurchased:
  Standard Class ..............................     (4,747,570)    (13,343,355)
  Service Class ...............................       (957,768)     (4,371,098)
                                                  ------------    ------------
                                                    (5,705,338)    (17,714,453)
                                                  ------------    ------------
Decrease in net assets derived from
 capital share transactions ...................     (5,128,894)    (15,035,946)
                                                  ------------    ------------
NET DECREASE IN NET ASSETS ....................     (3,117,288)     (5,315,986)

NET ASSETS:
Beginning of year .............................     28,758,096      34,074,082
                                                  ------------    ------------
End of year (there was no undistributed
 net investment income at either
 period end) ..................................   $ 25,640,808    $ 28,758,096
                                                  ============    ============

                             See accompanying notes

                                                               Select Growth - 6

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       DELAWARE VIP SELECT GROWTH SERIES STANDARD CLASS
                                                                                         YEAR ENDED
                                                             -------------------------------------------------------------------
                                                              12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period .....................   $     7.810   $     5.600   $     8.300   $    10.890   $    14.300

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1) ...................................        (0.011)       (0.016)       (0.024)       (0.019)       (0.040)
Net realized and unrealized gain (loss) on investments ...         0.661         2.226        (2.676)       (2.571)       (3.078)
                                                             -----------   -----------   -----------   -----------   -----------
Total from investment operations .........................         0.650         2.210        (2.700)       (2.590)       (3.118)
                                                             -----------   -----------   -----------   -----------   -----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................             -             -             -             -        (0.007)
Net realized gain on investments .........................             -             -             -             -        (0.285)
                                                             -----------   -----------   -----------   -----------   -----------
Total dividends and distributions ........................             -             -             -             -        (0.292)
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, end of period ...........................   $     8.460   $     7.810   $     5.600   $     8.300   $    10.890
                                                             ===========   ===========   ===========   ===========   ===========
Total return(2) ..........................................          8.32%        39.46%       (32.53)%      (23.78)%      (22.46)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $    20,493   $    23,089   $    27,056   $    55,104   $    80,443
Ratio of expenses to average net assets ..................          0.83%         0.83%         0.86%         0.85%         0.82%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .................          0.83%         0.83%         0.86%         0.88%         0.89%
Ratio of net investment loss to average net assets .......         (0.14)%       (0.24)%       (0.35)%       (0.22)%       (0.30)%
Ratio of net investment loss to average net assets prior
 to expense limitation and expenses paid indirectly ......         (0.14)%       (0.24)%       (0.35)%       (0.25)%       (0.37)%
Portfolio turnover .......................................            86%           72%          106%          135%          158%

----------
(1)The average shares outstanding method has been applied for per share information.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                               Select Growth - 7

DELAWARE VIP SELECT GROWTH SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       DELAWARE VIP SELECT GROWTH SERIES SERVICE CLASS
                                                             -------------------------------------------------------------------
                                                                                   YEAR ENDED                         5/1/00(1)
                                                             -----------------------------------------------------       TO
                                                              12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period .....................   $     7.760   $     5.580   $     8.280   $    10.880   $    13.160

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2) ...................................        (0.030)       (0.030)       (0.034)       (0.032)       (0.043)
Net realized and unrealized gain (loss) on investments ...         0.660         2.210        (2.666)       (2.568)       (2.237)
                                                             -----------   -----------   -----------   -----------   -----------
Total from investment operations .........................         0.630         2.180        (2.700)       (2.600)       (2.280)
                                                             -----------   -----------   -----------   -----------   -----------
Net asset value, end of period ...........................   $     8.390   $     7.760   $     5.580   $     8.280   $    10.880
                                                             ===========   ===========   ===========   ===========   ===========
Total return(3) ..........................................          8.12%        39.07%       (32.61)%      (23.90)%      (17.33)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $     5,148   $     5,670   $     7,018   $    14,498   $    16,916
Ratio of expenses to average net assets ..................          1.08%         1.05%         1.01%         1.00%         0.99%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .................          1.13%         1.08%         1.01%         1.03%         1.06%
Ratio of net investment loss to average net assets .......         (0.39)%       (0.46)%       (0.50)%       (0.37)%       (0.48)%
Ratio of net investment loss to average net assets prior
 to expense limitation and expenses paid indirectly ......         (0.44)%       (0.49)%       (0.50)%       (0.40)%       (0.55)%
Portfolio turnover .......................................            86%           72%          106%          135%          158%

----------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2)The average shares outstanding method has been applied for per share information.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                               Select Growth - 8

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (formerly Delaware VIP Large Cap Value Series). These financial statements and the related notes pertain to Delaware VIP Select Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2004 were approximately $32. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly".

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.90% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the year ended December 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

                                                               Select Growth - 9

DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2004, the Series had liabilities payable to affiliates as follows:

                                     DIVIDEND DISBURSING,           OTHER
                 INVESTMENT             TRANSFER AGENT,            EXPENSES
                 MANAGEMENT      ACCOUNTING AND ADMINISTRATION      PAYABLE
               FEE PAYABLE TO       FEES AND OTHER EXPENSES       TO DMC AND
                    DMC                 PAYABLE TO DSC            AFFILIATES*
               --------------    -----------------------------    -----------
                 $   16,158                $     903               $   4,934

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2004, the Series was charged $604 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the year ended December 31, 2004, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ..............................................   $ 21,539,403
Sales ..................................................   $ 27,023,246

At December 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                               AGGREGATE      AGGREGATE
                 COST OF       UNREALIZED     UNREALIZED    NET UNREALIZED
               INVESTMENTS    APPRECIATION   DEPRECIATION    APPRECIATION
               ------------   ------------   ------------   --------------
               $ 21,410,470   $  4,961,086   $   (727,607)  $    4,233,479

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the years ended December 31, 2004 and 2003.

As of December 31, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest .................   $  74,769,715
Capital loss carryforwards ....................     (53,362,386)
Unrealized appreciation of investments ........       4,233,479
                                                  -------------
Net assets ....................................   $  25,640,808
                                                  =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2004, the Series recorded the following reclassifications. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

                      UNDISTRIBUTED
                           NET              PAID-IN
                    INVESTMENT INCOME       CAPITAL
                    -----------------    ------------
                        $  49,087         $  (49,087)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $2,281,475 was utilized in 2004. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $8,307,508 expires in 2008, $30,958,389 expires in 2009, $10,812,739 expires in 2010 and $3,283,750 expires in 2011.

                                                              Select Growth - 10

DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                      YEAR           YEAR
                                                      ENDED          ENDED
                                                    12/31/04       12/31/03
                                                  ------------    ------------
Shares sold:
  Standard Class ............................           66,268         234,538
  Service Class .............................            6,236         168,600
                                                  ------------    ------------
                                                        72,504         403,138
                                                  ------------    ------------
Shares repurchased:
  Standard Class ............................         (601,945)     (2,109,730)
  Service Class .............................         (123,232)       (696,514)
                                                  ------------    ------------
                                                      (725,177)     (2,806,244)
                                                  ------------    ------------
Net decrease ................................         (652,673)     (2,403,106)
                                                  ============    ============

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2004, or at any time during the year.

7. CREDIT AND MARKET RISK
The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Statement of Net Assets.

Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Restricted security held by the Series is as follows:

                                         DATE OF
                                        PURCHASE   SHARES      COST      FAIR VALUE
                                        --------   -------   ---------   ----------
PRIVATE PLACEMENT SECURITY - EQUITY
EOS International ...................   1/13/03    212,900   $ 106,450   $    2,129

8. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

                                                              Select Growth - 11

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP Select Growth Series

We have audited the accompanying statement of net assets of the Delaware VIP Select Growth Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Select Growth Series of Delaware VIP Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 9, 2005

        The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
        Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                              Select Growth - 12

DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                             NUMBER OF                OTHER
                                                                    PRINCIPAL           PORTFOLIOS IN FUND        DIRECTORSHIPS
       NAME,                  POSITION(S)        LENGTH           OCCUPATION(S)          COMPLEX OVERSEEN            HELD BY
      ADDRESS                  HELD WITH        OF TIME              DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE                FUND(S)          SERVED           PAST 5 YEARS              OR OFFICER             OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)          Chairman,       5 Years -       Since August 2000,                75                   None
  2005 Market Street       President, Chief    Executive   Mr. Driscoll has served in
   Philadelphia, PA            Executive        Officer   various executive capacities
        19103                   Officer        2 Years -      at different times at
                                  and           Trustee     Delaware Investments(1)
   March 10, 1963             Trustee(4)
                                                            Senior Vice President and
                                                           Director of Fixed-Income
                                                           Process - Conseco Capital
                                                                  Management
                                                            (June 1998 - August 2000)
INDEPENDENT TRUSTEES

  WALTER P. BABICH            Trustee          17 Years         Board Chairman -                 92                   None
 2005 Market Street                                           Citadel Construction
  Philadelphia, PA                                                Corporation
       19103                                                    (1989 - Present)

  October 1, 1927

   JOHN H. DURHAM             Trustee              26           Private Investor                 92            Trustee and Audit
 2005 Market Street                             Years(3)                                                       Committee Member -
  Philadelphia, PA                                                                                             Abington Memorial
       19103                                                                                                        Hospital

                                                                                                              President/Director -
   August 7, 1937                                                                                              22 WR Corporation

    JOHN A. FRY              Trustee(4)         4 Years            President -                   75                Director -
 2005 Market Street                                        Franklin & Marshall College                          Community Health
  Philadelphia, PA                                            (June 2002 - Present)                                 Systems
       19103
                                                           Executive Vice President -
    May 28, 1960                                           University of Pennsylvania
                                                            (April 1995 - June 2002)

  ANTHONY D. KNERR            Trustee          12 Years    Founder/Managing Director -           92                   None
 2005 Market Street                                        Anthony Knerr & Associates
  Philadelphia, PA                                           (Strategic Consulting)
       19103                                                    (1990 - Present)

  December 7, 1938

    ANN R. LEVEN              Trustee          16 Years      Treasurer/Chief Fiscal              92            Director and Audit
 2005 Market Street                                           Officer - National                             Committee Chairperson -
  Philadelphia, PA                                               Gallery of Art                                    Andy Warhol
       19103                                                      (1994 - 1999)                                     Foundation

                                                                                                               Director and Audit
  November 1, 1940                                                                                             Committee Member -
                                                                                                                 Systemax Inc.

                                                              Select Growth - 13

                                                                                             NUMBER OF               OTHER
                                                                    PRINCIPAL            PORTFOLIOS IN FUND      DIRECTORSHIPS
       NAME,                POSITION(S)         LENGTH            OCCUPATION(S)           COMPLEX OVERSEEN          HELD BY
      ADDRESS                HELD WITH         OF TIME               DURING             BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
   AND BIRTHDATE              FUND(S)           SERVED            PAST 5 YEARS               OR OFFICER            OR OFFICER
------------------------  -------------------  ---------  ----------------------------  -------------------  -----------------------
INDEPENDENT TRUSTEES (CONTINUED)

    THOMAS F. MADISON         Trustee          11 Years          President/Chief                 92                Director -
    2005 Market Street                                         Executive Officer -                               Banner Health
     Philadelphia, PA                                          MLM Partners, Inc.
          19103                                             (Small Business Investing                          Director and Audit
                                                                 and Consulting)                               Committee Member -
     February 25, 1936                                      (January 1993 - Present)                          Center Point Energy

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Digital River Inc.

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Rimage Corporation

                                                                                                               Director - Valmont
                                                                                                                Industries, Inc.

     JANET L. YEOMANS         Trustee           6 Years     Vice President/Mergers &             92                   None
    2005 Market Street                                    Acquisitions - 3M Corporation
     Philadelphia, PA                                       (January 2003 - Present)
          19103
                                                              Ms. Yeomans has held
      July 31, 1948                                       various management positions
                                                          at 3M Corporation since 1983.

OFFICERS

    JOSEPH H. HASTINGS        Executive          1 Year    Mr. Hastings has served in            92                 None(5)
    2005 Market Street      Vice President                various executive capacities
     Philadelphia, PA            and                           at different times at
          19103            Chief Financial                     Delaware Investments.
                               Officer
    December 19, 1949

   RICHELLE S. MAESTRO      Executive Vice      2 Years     Ms. Maestro has served in            92                 None(5)
    2005 Market Street     President, Chief               various executive capacities
     Philadelphia, PA      Legal Officer and                  at different times at
          19103                 Secretary                      Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF         Senior Vice        8 Years     Mr. Bishof has served in             92                 None(5)
   2005 Market Street       President and                 various executive capacities
    Philadelphia, PA          Treasurer                     at different times at
         19103                                                Delaware Investments.

    August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                              Select Growth - 14

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES

PORTFOLIO SNAPSHOT
        The steady appreciation in small-cap equities that began in earnest during the spring of 2003 lasted for just over one year. In early April 2004, stock prices reversed course, as unexpectedly promising employment news, solid consumer demand, and higher-than-anticipated inflationary pressures caused investors to fear rising interest rates. The slide in equity prices came to a halt in August, as stronger-than-anticipated earnings for the first half of 2004 helped diminish investor risk aversion and prices began another period of steady ascension through fiscal year-end.

        Value-oriented stocks and small caps in particular performed well during the past 12 months as investors sought companies with appealing valuations and strong balance sheets. Delaware VIP Small Cap Value Series returned +21.48% (Standard Class shares with distributions reinvested) for the fiscal year ended December 31, 2004. The Series' benchmark, the Russell 2000 Value Index, rose +22.25% for the same period.

        Among sectors for the 12-month period, energy performed exceptionally well, as did the materials group. While information technology-related stocks were the market's underperformers for the one-year period, they nonetheless experienced a measure of renewed interest on the part of investors in the final months of the period.

        Companies in basic industries, such as those involved with the processing of metals, paper, and chemicals, prospered in an environment of general economic expansion, which included increased building and manufacturing.

        Investments in residential and commercial real estate remained strong during the fiscal year, enabling real estate investment trusts (REITs) to perform well for the period. Despite positive performance, our underweighted position relative to the index hurt the Series' performance relative to the benchmark. Within the transportation industry, airlines continued to struggle as a result of both pricing pressures from smaller low-cost carriers and increasing costs, particularly from the dramatic rise in oil prices.

INVESTMENT OUTLOOK
        The environment remains positive for small-cap equities due to low inflation and low interest rates. The Federal Reserve raised interest rates five times during 2004 and, as a result, we are very carefully watching the Fed, as indications are that this pattern will continue for at least the first part of 2005. We expect that Federal Reserve interest rate policies will generate increased interest in some of the more traditionally defensive areas of the market.



Performance of a $10,000 Investment



                               Delaware VIP
                           Small Cap Value Series              Russell 2000
                           Standard Class Shares               Value Index

  12/31/1994                       $10,000                       $10,000
  12/31/1995                       $12,482                       $12,575
  12/31/1996                       $15,296                       $15,262
  12/31/1997                       $20,330                       $20,113
  12/31/1998                       $19,356                       $18,816
  12/31/1999                       $18,415                       $18,535
  12/31/2000                       $21,763                       $22,767
  12/31/2001                       $24,340                       $25,959
  12/31/2002                       $22,977                       $22,991
  12/31/2003                       $32,621                       $33,573
  12/31/2004                       $39,629                       $41,043


                                            DELAWARE VIP SMALL CAP VALUE SERIES
                                                AVERAGE ANNUAL TOTAL RETURNS
                                            -----------------------------------
                                             STANDARD CLASS      SERVICE CLASS
                                                 SHARES*            SHARES**
                                            ----------------    ---------------
LIFETIME                                              +13.53%            +17.77%
TEN YEARS                                             +14.67%                --
FIVE YEARS                                            +16.57%                --
ONE YEAR                                              +21.48%            +21.16%

                For the periods ended December 31, 2004

 * Commenced operations on December 27, 1993.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP Small Cap Value Series Standard Class shares for the 10-year period from December 31, 1994 through December 31, 2004. All distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The Russell 2000 Value Index is an unmanaged composite that measures the stocks of small, value-oriented companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Small Cap Value Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus.

                                                               Small Cap Value-1

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2004 to December 31, 2004

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid during the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                  EXPENSES
                                  BEGINNING        ENDING                       PAID DURING
                                   ACCOUNT         ACCOUNT       ANNUALIZED       PERIOD
                                    VALUE           VALUE          EXPENSE       7/1/04 TO
                                   7/1/04         12/31/04         RATIOS        12/31/04*
                                ------------    ------------    ------------    ------------
ACTUAL SERIES RETURN
Standard Class                  $   1,000.00    $   1,150.80            0.83%   $       4.49
Service Class                       1,000.00        1,149.40            1.08%           5.84

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $   1,000.00    $   1,020.96            0.83%   $       4.22
Service Class                       1,000.00        1,019.71            1.08%           5.48

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                               Small Cap Value-2

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
SECTOR ALLOCATIONS
As of December 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                       PERCENTAGE
SECTOR                                               OF NET ASSETS
--------------------------------------------------   -------------
COMMON STOCK                                                 92.93%
                                                     -------------
Basic Industries/Capital Goods                               14.86%
Business Services                                             2.10%
Capital Spending                                              7.45%
Consumer Cyclical                                             2.36%
Consumer Services                                            13.08%
Consumer Staples                                              2.11%
Energy                                                        8.66%
Financial Services                                           13.22%
Healthcare                                                    5.40%
Real Estate                                                   3.75%
Technology                                                   12.88%
Transportation                                                4.41%
Utilities                                                     2.65%
                                                     -------------
EXCHANGE TRADED FUNDS                                         1.38%
                                                     -------------
WARRANT                                                       0.00%
                                                     -------------
REPURCHASE AGREEMENTS                                         5.64%
                                                     -------------
SECURITIES LENDING COLLATERAL                                17.51%
                                                     -------------
TOTAL MARKET VALUE OF SECURITIES                            117.46%
                                                     -------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL          (17.51)%
                                                     -------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES               0.05%
                                                     -------------
TOTAL NET ASSETS                                            100.00%
                                                     -------------

                                                               Small Cap Value-3

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS

December 31, 2004

                                                       NUMBER OF      MARKET
                                                        SHARES        VALUE
                                                       ---------   ------------
  COMMON STOCK-92.93%
  BASIC INDUSTRIES/CAPITAL GOODS-14.86%
 *Arch Coal .....................................        216,000   $  7,676,640
  Crane .........................................        188,000      5,421,920
 +Crown Holdings ................................        440,800      6,056,592
 *Federal Signal ................................        122,600      2,165,116
  Fuller (H.B.) .................................        176,300      5,026,313
*+Golden Star Resources ..........................       688,300      2,760,083
 +Griffon .......................................        377,830     10,201,410
 *Louisiana-Pacific .............................        220,200      5,888,148
 *MacDermid .....................................        239,500      8,645,950
*+Meridian Gold ..................................       328,900      6,239,233
 +Pactiv ........................................        249,500      6,309,855
 +PolyOne .......................................        588,600      5,332,716
 *Smith (A.O.) ..................................         96,650      2,893,701
 *Spartech ......................................        192,200      5,206,698
  St. Joe .......................................        123,300      7,915,860
 *Texas Industries ..............................        170,300     10,623,314
  Wausau-Mosinee Paper ..........................        236,500      4,223,890
  Westlake Chemical .............................        213,700      7,137,580
                                                                   ------------
                                                                    109,725,019
                                                                   ------------
  BUSINESS SERVICES-2.10%
  Brink's .......................................        233,800      9,239,776
 +United Stationers .............................        135,800      6,273,960
                                                                   ------------
                                                                     15,513,736
                                                                   ------------
  CAPITAL SPENDING-7.45%
 +Casella Waste Systems .........................        402,500      5,892,600
 *Gibraltar Industries ..........................        281,600      6,651,392
  Harsco ........................................        127,600      7,112,424
*+Insituform Technologies Class A ................       162,000      3,672,540
 +Jacobs Engineering Group ......................         89,300      4,267,647
 *Kaydon ........................................        232,000      7,660,640
  Mueller Industries ............................        117,300      3,777,060
  Wabtec ........................................        342,500      7,302,100
 *Walter Industries .............................        258,400      8,715,832
                                                                   ------------
                                                                     55,052,235
                                                                   ------------
  CONSUMER CYCLICAL-2.36%
 *Furniture Brands International ................        170,900      4,281,045
  KB HOME .......................................         90,500      9,448,200
*+WCI Communities ................................       127,200      3,739,680
                                                                   ------------
                                                                     17,468,925
                                                                   ------------

  CONSUMER SERVICES-13.08%
 +AnnTaylor Stores ..............................        278,500      5,996,105
  Belo Class A ..................................        109,300      2,868,032
 +Carter's ......................................         68,200      2,318,118
 *Cato Class A ..................................        322,900      9,305,977
 +Department 56 .................................        140,900      2,345,985
 +Electronics Boutique Holdings .................        192,100      8,248,774
*+Jo-Ann Stores ..................................       127,055      3,499,095
 *K Swiss .......................................        298,400      8,689,408
  Kellwood ......................................        209,700      7,234,650
 *Oakley ........................................        257,300      3,280,575
  Phillips-Van Heusen ...........................        144,600   $  3,904,200
  Pier 1 Imports ................................        380,600      7,497,820
  Reebok International ..........................        113,400      4,989,600
*+Shopko Stores ..................................       234,800      4,386,064
*+Sports Authority ...............................       140,918      3,628,639
 +Take-Two Interactive Software .................        140,900      4,901,911
 *Thor Industries ...............................        197,000      7,298,850
  Wolverine World Wide ..........................        199,800      6,277,716
                                                                   ------------
                                                                     96,671,519
                                                                   ------------
  CONSUMER STAPLES-2.11%
  Bunge Limited .................................        104,700      5,968,947
 +Constellation Brands ..........................        206,800      9,618,268
                                                                   ------------
                                                                     15,587,215
                                                                   ------------
  ENERGY-8.66%
*+Energy Partners ................................       448,600      9,093,122
 +FMC Technologies ..............................        177,400      5,712,280
*+Grey Wolf ......................................     1,069,900      5,638,373
*+Magnum Hunter Resources ........................       592,300      7,640,670
 +Newfield Exploration ..........................        149,400      8,822,070
*+Newpark Resources ..............................       958,200      4,934,730
 *Southwest Gas .................................        226,300      5,748,020
 +W-H Energy Services ...........................        336,500      7,524,140
*+Whiting Petroleum ..............................       293,000      8,863,250
                                                                   ------------
                                                                     63,976,655
                                                                   ------------
  FINANCIAL SERVICES-13.22%
 *AmerUs Group ..................................        190,100      8,611,530
  Berkley (W.R.) ................................        198,975      9,385,651
 *Boston Private Financial Holdings .............        292,400      8,236,908
  Colonial BancGroup ............................        426,000      9,043,980
  Commercial Federal ............................        219,000      6,506,490
  Compass Bancshares ............................        125,600      6,112,952
  First Republic Bank ...........................        157,500      8,347,500
 *Greater Bay Bancorp ...........................        252,200      7,031,336
  Harleysville Group ............................        176,700      4,217,829
 *MAF Bancorp ...................................        152,000      6,812,640
  Platinum Underwriters Holdings ................        195,100      6,067,610
  Provident Bankshares ..........................        210,900      7,670,433
 *Republic Bancorp ..............................        301,815      4,611,733
 +Sterling Financial ............................        128,647      5,050,681
                                                                   ------------
                                                                     97,707,273
                                                                   ------------
  HEALTHCARE-5.40%
*+Alderwoods Group ...............................       496,300      5,647,894
  Arrow International ...........................        131,900      4,087,581
 +Genesis HealthCare ............................        124,300      4,354,229
 *Kindred Healthcare ............................        202,300      6,058,885
 +Ocular Sciences ...............................         72,100      3,533,621
  Owens & Minor .................................        251,400      7,081,938
*+RehabCare Group ................................       160,500      4,492,395
 +Service International .........................        622,500      4,637,625
                                                                   ------------
                                                                     39,894,168
                                                                   ------------

                                                               Small Cap Value-4

DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                       NUMBER OF      MARKET
                                                        SHARES        VALUE
                                                       ---------   ------------
  COMMON STOCK (CONTINUED)
  REAL ESTATE-3.75%
 *Ashford Hospitality Trust .....................        277,900   $  3,020,773
  Camden Property Trust .........................        153,900      7,848,900
 *Highland Hospitality ..........................        398,300      4,476,892
  Prentiss Properties Trust .....................        174,500      6,665,900
  Reckson Associates Realty .....................        173,900      5,705,659
                                                                   ------------
                                                                     27,718,124
                                                                   ------------
  TECHNOLOGY-12.88%
*+Bell Microproducts .............................       456,000      4,386,720
 +Checkpoint Systems ............................        308,900      5,575,645
 +Datastream Systems ............................        496,900      3,443,517
*+Entegris .......................................       533,100      5,304,345
 +Herley Industries .............................        215,100      4,375,134
 +Insight Enterprises ...........................        290,200      5,954,904
 +International Rectifier .......................        135,500      6,039,235
 +NETGEAR .......................................        535,900      9,748,021
 +Overland Storage ..............................        314,200      5,243,998
*+Plexus .........................................       376,600      4,899,566
  QAD ...........................................        309,100      2,757,172
 +Storage Technology ............................        235,400      7,440,994
  Symbol Technologies ...........................        362,900      6,278,170
 +Synnex ........................................        247,000      5,942,820
 +Tech Data .....................................        104,700      4,753,380
*+Technitrol .....................................       366,400      6,668,480
 +United Defense Industries .....................        134,400      6,350,400
                                                                   ------------
                                                                     95,162,501
                                                                   ------------
  TRANSPORTATION-4.41%
  Alexander & Baldwin ...........................        269,300   $ 11,423,706
*+Continental Airlines Class B ...................       202,900      2,747,266
*+Kirby ..........................................       160,800      7,136,304
 +SCS Transportation ............................        102,500      2,395,425
 *SkyWest .......................................        141,200      2,832,472
 +Yellow Roadway ................................        108,700      6,055,677
                                                                   ------------
                                                                     32,590,850
                                                                   ------------
  UTILITIES-2.65%
  Black Hills ...................................         77,200      2,368,496
 +El Paso Electric ..............................        279,600      5,295,624
  Otter Tail ....................................        208,300      5,317,899
  PNM Resources .................................        259,650      6,566,549
                                                                   ------------
                                                                     19,548,568
                                                                   ------------
  TOTAL COMMON STOCK
   (COST $508,910,325) ..........................                   686,616,788
                                                                   ------------
  EXCHANGE TRADED FUNDS-1.38%
 *iShares Russell 2000 Value Index Fund .........         52,900     10,193,830
                                                                   ------------
  TOTAL EXCHANGE TRADED FUNDS
   (COST $7,446,677) ............................                    10,193,830
                                                                   ------------
  WARRANT-0.00%
 +Magnum Hunter Resources, exercise
   price $15.00, expiration date 3/21/05 ........         34,780         11,477
                                                                   ------------
  TOTAL WARRANT (COST $0) .......................                        11,477
                                                                   ------------

                                                               Small Cap Value-5

DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                     PRINCIPAL        MARKET
                                                      AMOUNT           VALUE
                                                   -------------   -------------

REPURCHASE AGREEMENTS-5.64%
With BNP Paribas 1.55% 1/3/05
 (dated 12/31/04, to be repurchased
 at $22,672,928, collateralized by
 $23,303,000 U.S. Treasury
 Bills due 4/28/05,
 market value $23,127,728) .....................   $  22,670,000   $  22,670,000
With UBS Warburg 1.55% 1/3/05
 (dated 12/31/04, to be repurchased
 at $19,014,456, collateralized by
 $19,012,000 U.S. Treasury Bills
 due 4/28/05, market value
 $18,868,482 and $520,000
 U.S. Treasury Notes 6.75% due
 5/15/05, market value $532,913) ...............      19,012,000      19,012,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
 (COST $41,682,000) ............................                      41,682,000
                                                                   -------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
 SECURITIES LENDING COLLATERAL-99.95%
 (COST $558,039,002) ...........................                     738,504,095
                                                                   -------------
SECURITIES LENDING COLLATERAL**-17.51%
SHORT-TERM INVESTMENTS
Barclays Capital 2.34% 1/3/05 ..................      43,540,949      43,540,949
Barclays London
 1.92% 1/31/05 ...............................           870,989         870,819
 2.32% 1/10/05 ...............................         3,483,250       3,483,276
Bear Stearns 2.37% 3/18/05 .....................       3,918,676       3,921,172
Beta Finance 2.30% 2/11/05 .....................       3,734,539       3,725,228
BNP Paribus 2.21% 1/25/05 ......................         878,882         878,346
Calyon 2.32% 4/19/05 ...........................       4,353,946       4,353,648

Credit Swiss First Boston NY
 2.56% 12/29/05 ................................   $     914,099   $     914,431
Deutsche Bank Financial
 2.38% 2/22/05 .................................         870,857         871,038
General Electric Capital 2.37% 2/3/05 ..........       1,306,498       1,306,838
Lehman Holdings 2.39%
 12/23/05 ......................................       4,354,848       4,359,298
Marshall & Ilsley Bank 2.51% 12/29/05 ..........       4,354,356       4,354,356
Merrill Lynch Mortgage Capital
 2.41% 1/12/05 .................................       3,483,276       3,483,276
Morgan Stanley
 2.33% 1/3/05 ................................        10,172,025      10,172,025
 2.39% 3/10/05 ...............................         3,483,276       3,483,276
 2.52% 1/31/06 ...............................           869,495         870,819
Nordea Bank New York
 2.32% 5/13/05 ...............................         4,353,842       4,353,486
Pfizer 2.30% 1/31/06 ...........................       4,179,931       4,179,931
Proctor & Gamble 2.42% 1/31/06 .................       4,355,042       4,354,095
Rabobank, New York 2.03% 3/2/05 ................       4,354,099       4,353,824
Royal Bank of Canada 2.38% 6/27/05 .............       4,354,380       4,353,454
Sigma Finance 2.26% 9/30/05 ....................       4,093,294       4,091,997
Societe Generale 2.37% 6/14/05 .................       2,184,554       2,184,554
Sun Trust Bank 2.30% 8/5/05 ....................       2,183,759       2,183,759
Wells Fargo 2.37% 1/31/06 ......................       4,353,148       4,354,095
Wilmington Trust 2.05% 1/5/05 ..................       4,353,352       4,354,263
                                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
 (COST $129,352,253) ...........................                     129,352,253
                                                                   -------------

TOTAL MARKET VALUE OF SECURITIES-117.46% (COST $687,391,255) ...     867,856,348***

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL-(17.51%)** ..    (129,352,253)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.05% ..........         384,996
                                                                   --------------
NET ASSETS APPLICABLE TO 24,291,592 SHARES OUTSTANDING-100.00%..   $ 738,889,091
                                                                   ==============
NET ASSET VALUE-DELAWARE VIP SMALL CAP VALUE SERIES STANDARD
 CLASS ($339,541,533 / 11,151,560 SHARES).......................   $       30.45
                                                                   ==============
NET ASSET VALUE-DELAWARE VIP SMALL CAP VALUE SERIES SERVICE
 CLASS ($399,347,558 / 13,140,032 SHARES) ......................   $       30.39
                                                                   ==============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:

Shares of beneficial interest (unlimited authorization-no par) .   $ 498,912,189
Undistributed net investment income ............................       2,430,645
Accumulated net realized gain on investments ...................      57,081,164
Net unrealized appreciation of investments .....................     180,465,093
                                                                   -------------
Total net assets ...............................................   $ 738,889,091
                                                                   =============

----------
  + Non-income producing security for the year ended December 31, 2004.
  * Fullyor partially on loan.
 ** See Note #7 in "Notes to Financial Statements."
*** Includes $126,579,594 of securities loaned.

                             See accompanying notes

                                                               Small Cap Value-6

DELAWARE VIP TRUST-
DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends ........................................   $   7,040,128
Interest .........................................         502,906
Securities lending income ........................         167,708
                                                     -------------
                                                         7,710,742
                                                     -------------
EXPENSES:
Management fees ..................................       4,427,012
Distribution expenses - Service Class ............         928,144
Accounting and administration expenses ...........         210,137
Reports and statements to shareholders ...........         104,510
Legal and professional fees ......................          85,409
Dividend disbursing and transfer agent
 fees and expenses ...............................          58,820
Custodian fees ...................................          26,864
Trustees' fees ...................................          25,223
Registration fees ................................          12,500
Pricing fees .....................................           1,045
Other ............................................          14,648
                                                     -------------
                                                         5,894,312
Less waiver of distribution
 expenses - Service Class ........................        (154,690)
Less expense paid indirectly .....................            (732)
                                                     -------------
Total expenses ...................................       5,738,890
                                                     -------------
NET INVESTMENT INCOME ............................       1,971,852
                                                     -------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on investments .................      57,913,277
Net change in unrealized appreciation/
 depreciation of investments .....................      63,181,985
                                                     -------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS ..................................     121,095,262
                                                     -------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .................................   $ 123,067,114
                                                     =============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                            YEAR ENDED
                                                  -----------------------------
                                                    12/31/04        12/31/03
                                                  -------------   -------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
Net investment income .........................   $   1,971,852   $     799,259
Net realized gain on investments ..............      57,913,277      18,144,806
Net change in unrealized appreciation/
 depreciation of investments ..................      63,181,985     113,235,168
                                                  -------------   -------------
Net increase in net assets resulting
 from operations ..............................     123,067,114     132,179,233
                                                  -------------   -------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class .............................        (565,239)       (734,858)
   Service Class ..............................         (53,872)       (354,693)
Net realized gain on investments:
   Standard Class .............................      (5,641,727)              -
   Service Class ..............................      (5,699,617)              -
                                                  -------------   -------------
                                                    (11,960,455)     (1,089,551)
                                                  -------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .............................      71,444,461      61,919,485
   Service Class ..............................     108,404,293      81,971,591
Net asset value of shares issued upon
reinvestment of dividends and distributions:
   Standard Class .............................       6,206,966         734,858
   Service Class ..............................       5,753,489         354,693
                                                  -------------   -------------
                                                    191,809,209     144,980,627
                                                  -------------   -------------
Cost of shares repurchased:
   Standard Class .............................     (55,869,876)    (39,192,301)
   Service Class ..............................     (22,826,047)    (17,080,623)
                                                  -------------   -------------
                                                    (78,695,923)    (56,272,924)
                                                  -------------   -------------
Increase in net assets derived from
 capital share transactions ...................     113,113,286      88,707,703
                                                  -------------   -------------
NET INCREASE IN NET ASSETS ....................     224,219,945     219,797,385

NET ASSETS:
Beginning of year .............................     514,669,146     294,871,761
                                                  -------------   -------------
End of year (including undistributed
 net investment income of $2,430,645
 and $1,077,904, respectively) ................   $ 738,889,091   $ 514,669,146
                                                  =============   =============

                             See accompanying notes

                                                               Small Cap Value-7

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                  DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS
                                                                                     YEAR ENDED
                                                       ------------------------------------------------------------------------
                                                         12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
                                                       ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period ...............   $     25.640   $     18.140   $     19.530   $     17.650   $     15.360

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ...........................          0.122          0.068          0.101          0.162          0.182
Net realized and unrealized gain (loss) on
 investments .......................................          5.270          7.513         (1.149)         1.899          2.524
                                                       ------------   ------------   ------------   ------------   ------------
Total from investment operations ...................          5.392          7.581         (1.048)         2.061          2.706
                                                       ------------   ------------   ------------   ------------   ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ..............................         (0.053)        (0.081)        (0.104)        (0.181)        (0.185)
Net realized gain on investments ...................         (0.529)             -         (0.238)             -         (0.231)
                                                       ------------   ------------   ------------   ------------   ------------
Total dividends and distributions ..................         (0.582)        (0.081)        (0.342)        (0.181)        (0.416)
                                                       ------------   ------------   ------------   ------------   ------------
Net asset value, end of period .....................   $     30.450   $     25.640   $     18.140   $     19.530   $     17.650
                                                       ============   ============   ============   ============   ============
Total return(2) ....................................          21.48%         41.98%         (5.60%)        11.84%         18.18%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ............   $    339,542   $    265,739   $    170,630   $    152,827   $    103,914
Ratio of expenses to average net assets ............           0.83%          0.86%          0.85%          0.84%          0.85%
Ratio of expenses to average net assets prior
 to expense limitation and expenses
 paid indirectly ...................................           0.83%          0.86%          0.85%          0.86%          0.89%
Ratio of net investment income to average
 net assets ........................................           0.46%          0.32%          0.52%          0.89%          1.18%
Ratio of net investment income to average
 net assets prior to expense limitation and
 expenses paid indirectly ..........................           0.46%          0.32%          0.52%          0.87%          1.14%
Portfolio turnover .................................             37%            41%            43%            73%            84%

----------
(1)The average shares outstanding method has been applied for per share information.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                               Small Cap Value-8

DELAWARE VIP SMALL CAP VALUE SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                     DELAWARE VIP SMALL CAP VALUE SERIES SERVICE CLASS
                                                                                   YEAR ENDED                        5/1/00(1)
                                                       ---------------------------------------------------------        TO
                                                         12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
                                                       ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period ...............   $     25.610   $     18.130   $     19.520   $     17.650   $     14.860

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ...........................          0.056          0.020          0.072          0.135          0.124
Net realized and unrealized gain (loss)
 on investments ....................................          5.258          7.512         (1.147)         1.900          2.666
                                                       ------------   ------------   ------------   ------------   ------------
Total from investment operations ...................          5.314          7.532         (1.075)         2.035          2.790
                                                       ------------   ------------   ------------   ------------   ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ..............................         (0.005)        (0.052)        (0.077)        (0.165)             -
Net realized gain on investments ...................         (0.529)             -         (0.238)             -              -
                                                       ------------   ------------   ------------   ------------   ------------
Total dividends and distributions ..................         (0.534)        (0.052)        (0.315)        (0.165)             -
                                                       ------------   ------------   ------------   ------------   ------------
Net asset value, end of period .....................   $     30.390   $     25.610   $     18.130   $     19.520   $     17.650
                                                       ============   ============   ============   ============   ============
Total return(3) ....................................          21.16%         41.66%         (5.72%)        11.68%         18.78%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ............   $    399,347   $    248,930   $    124,241   $     46,049   $      1,254
Ratio of expenses to average net assets ............           1.08%          1.08%          1.00%          0.99%          1.00%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly ...           1.13%          1.11%          1.00%          1.01%          1.06%
Ratio of net investment income to average net
 assets ............................................           0.21%          0.10%          0.37%          0.74%          1.02%
Ratio of net investment income to average net
 assets prior to expense limitation and expenses
 paid indirectly ...................................           0.16%          0.07%          0.37%          0.72%          0.96%
Portfolio turnover .................................             37%            41%            43%            73%            84%

----------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                               Small Cap Value-9

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (formerly Delaware VIP Large Cap Value Series). These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2004 were approximately $732. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the year ended December 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

                                                              Small Cap Value-10

DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2004, the Series had liabilities payable to affiliates as follows:

                               DIVIDEND DISBURSING,           OTHER
          INVESTMENT              TRANSFER AGENT,            EXPENSES
          MANAGEMENT      ACCOUNTING AND ADMINISTRATION      PAYABLE
        FEE PAYABLE TO       FEES AND OTHER EXPENSES        TO DMC AND
             DMC                 PAYABLE TO DSC            AFFILIATES*
        --------------    -----------------------------    -----------
        $      447,488          $    25,539                $   172,724

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2004, the Series was charged $24,426 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the year ended December 31, 2004, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ........................................   $ 302,117,986
Sales ............................................     209,265,499

At December 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:


                          AGGREGATE       AGGREGATE
           COST OF       UNREALIZED       UNREALIZED          NET
         INVESTMENTS    APPRECIATION     DEPRECIATION    APPRECIATION
        -------------   -------------    ------------   -------------
        $ 688,109,180   $ 186,526,027    $ (6,778,859)  $ 179,747,168

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                                                         YEAR           YEAR
                                                         ENDED         ENDED
                                                       12/31/04       12/31/03
                                                     ------------   ------------
Ordinary income ..................................   $  3,256,134   $  1,089,551
Long-term capital gain ...........................      8,704,321              -
                                                     ------------   ------------
Total ............................................   $ 11,960,455   $  1,089,551
                                                     ============   ============

As of December 31, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ....................   $ 498,912,189
Undistributed ordinary income ....................      20,274,621
Undistributed long-term capital gain .............      39,955,113
Unrealized appreciation of investments ...........     179,747,168
                                                     -------------
Net assets .......................................   $ 738,889,091
                                                     =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

                                                              Small Cap Value-11

DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:
                                                       YEAR           YEAR
                                                       ENDED         ENDED
                                                     12/31/04       12/31/03
                                                  -------------   -------------
Shares sold:
   Standard Class .............................       2,661,557       2,857,738
   Service Class ..............................       4,063,587       3,711,205
Shares issued upon reinvestment of dividends
 and distributions:
   Standard Class .............................         244,465          40,600
   Service Class ..............................         226,605          19,585
                                                  -------------   -------------
                                                      7,196,214       6,629,128
                                                  -------------   -------------
Shares repurchased:
   Standard Class .............................      (2,118,190)     (1,942,071)
   Service Class ..............................        (869,992)       (865,093)
                                                  -------------   -------------
                                                     (2,988,182)     (2,807,164)
                                                  -------------   -------------
Net increase ..................................       4,208,032       3,821,964
                                                  =============   =============

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2004 or at any time during the year.

7. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At December 31, 2004, the market value of securities on loan was $126,579,594, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

                                                              Small Cap Value-12

DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

10. TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2004, the Series designates distributions paid during the year as follows:

             (A)              (B)
          Long-Term        Ordinary
        Capital Gains        Income           Total              (C)
        Distributions    Distributions    Distributions      QUALIFYING
         (Tax Basis)      (Tax Basis)      (Tax Basis)       DIVIDENDS(1)
        -------------    -------------    -------------    ---------------
             73%              27%             100%               45%

----------
(A) and (B) are based on a percentage of the Series' total distributions.
(C) is based on a percentage of the Series' ordinary income distributions.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                                                              Small Cap Value-13

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP Small Cap Value Series

We have audited the accompanying statement of net assets of the Delaware VIP Small Cap Value Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Small Cap Value Series of Delaware VIP Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania                                 /s/ Ernst & Young LLP
February 9, 2005

        The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
        Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                              Small Cap Value-14

DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                NUMBER OF            OTHER
                                                                       PRINCIPAL           PORTFOLIOS IN FUND     DIRECTORSHIPS
       NAME,               POSITION(S)           LENGTH              OCCUPATION(S)          COMPLEX OVERSEEN         HELD BY
      ADDRESS               HELD WITH           OF TIME                 DURING            BY TRUSTEE/DIRECTOR    TRUSTEE/DIRECTOR
   AND BIRTHDATE             FUND(S)             SERVED              PAST 5 YEARS              OR OFFICER           OR OFFICER
---------------------   -----------------  -----------------  --------------------------  -------------------  ---------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)      Chairman,           5 Years -           Since August 2000,              75                None
   2005 Market Street   President, Chief   Executive Officer   Mr. Driscoll has served
    Philadelphia, PA    Executive Officer                         in various executive
          19103         and  Trustee(4)        2 Years -        capacities at different
                                                Trustee            times at Delaware
     March 10, 1963                                                  Investments(1)

                                                              Senior Vice President and
                                                               Director of Fixed-Income
                                                              Process - Conseco Capital
                                                                     Management
                                                              (June 1998 - August 2000)

INDEPENDENT TRUSTEES
  WALTER P. BABICH           Trustee           17 Years           Board Chairman -                 92                None
   2005 Market Street                                          Citadel Construction
    Philadelphia, PA                                              Corporation
          19103                                                  (1989 - Present)

     October 1, 1927

  JOHN H. DURHAM             Trustee           26 Years(3)        Private Investor                 92            Trustee and Audit
   2005 Market Street                                                                                           Committee Member -
    Philadelphia, PA                                                                                             Abington Memorial
         19103                                                                                                        Hospital

                                                                                                               President/Director -
     August 7, 1937                                                                                               22 WR Corporation

  JOHN A. FRY                Trustee(4)        4 Years         President - Franklin &              75                Director -
   2005 Market Street                                             Marshall College                               Community Health
    Philadelphia, PA                                            (June 2002 - Present)                                Systems
          19103

                                                              Executive Vice President -
     May 28, 1960                                             University of Pennsylvania
                                                               (April 1995 - June 2002)

  ANTHONY D. KNERR           Trustee           12 Years            Founder/Managing                92                None
   2005 Market Street                                         Director - Anthony Knerr &
    Philadelphia, PA                                                Associates
                                                                (Strategic Consulting)
          19103                                                   (1990 - Present)

     December 7, 1938

  ANN R. LEVEN               Trustee           16 Years         Treasurer/Chief Fiscal             92           Director and Audit
   2005 Market Street                                         Officer - National Gallery                           Committee
    Philadelphia, PA                                             of Art (1994 - 1999)                          Chairperson - Andy
         19103                                                                                                  Warhol Foundation

                                                                                                                Director and Audit
     November 1, 1940                                                                                           Committee Member -
                                                                                                                   Systemax Inc.

                                                              Small Cap Value-15

                                                                                                NUMBER OF            OTHER
                                                                       PRINCIPAL           PORTFOLIOS IN FUND     DIRECTORSHIPS
       NAME,               POSITION(S)           LENGTH              OCCUPATION(S)          COMPLEX OVERSEEN         HELD BY
      ADDRESS               HELD WITH           OF TIME                 DURING            BY TRUSTEE/DIRECTOR    TRUSTEE/DIRECTOR
   AND BIRTHDATE             FUND(S)             SERVED              PAST 5 YEARS              OR OFFICER           OR OFFICER
---------------------   -----------------  -----------------  --------------------------  -------------------  ---------------------
INDEPENDENT TRUSTEES (CONTINUED)
  THOMAS F. MADISON          Trustee           11 Years            President/Chief                 92              Director -
   2005 Market Street                                            Executive Officer -                              Banner Health
    Philadelphia, PA                                             MLM Partners, Inc.
          19103                                               (Small Business Investing                        Director and Audit
                                                                  and Consulting)                              Committee Member -
    February 25, 1936                                         (January 1993 - Present)                        Center Point Energy

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Digital River Inc.

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Rimage Corporation

                                                                                                               Director - Valmont
                                                                                                                 Industries, Inc.

  JANET L. YEOMANS           Trustee           6 Years         Vice President/Mergers &            92                 None
   2005 Market Street                                             Acquisitions - 3M
    Philadelphia, PA                                                Corporation
          19103                                               (January 2003 - Present)

                                                                 Ms. Yeomans has held
     July 31, 1948                                               various management
                                                                  positions at 3M
                                                              Corporation since 1983.
OFFICERS

  JOSEPH H. HASTINGS        Executive          1 Year           Mr. Hastings has served in         92                None(5)
   2005 Market Street    Vice President                        various executive
    Philadelphia, PA           and                             capacities at different
          19103          Chief Financial                       times at Delaware
                             Officer                               Investments.
    December 19, 1949

  RICHELLE S. MAESTRO   Executive Vice         2 Years           Ms. Maestro has served in         92                None(5)
   2005 Market Street   President, Chief                          various executive
    Philadelphia, PA    Legal Officer and                      capacities at different
          19103             Secretary                             times at Delaware
                                                                    Investments.
    November 26, 1957

  MICHAEL P. BISHOF        Senior Vice         8 Years           Mr. Bishof has served in          92                None(5)
   2005 Market Street     President and                            various executive
    Philadelphia, PA        Treasurer                         capacities at different
         19103                                                    times at Delaware
                                                                     Investments.
    August 18, 1962

----------
(1)Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2)Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3)Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4)Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5)Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                              Small Cap Value-16

DELAWARE VIP TRUST - DELAWARE VIP TREND SERIES

PORTFOLIO SNAPSHOT

     It was a year of moderate performance for small- and mid-cap growth stocks, although smaller issues generally led a bull market that started in the spring and continued through the end of 2004. Continued strong economic reports and positive outlooks from many companies were the primary drivers of performance. Delaware VIP Trend series returned +12.60% (Standard Class shares with distributions reinvested) during the year.

     Although our small-to-mid-capitalization portfolio turned in gains, it did trail the benchmark Russell 2000 Growth Index, which gained +14.31% during the same time frame. Despite the index's gain, the average mid-cap growth fund, as measured by the Lipper Mid-Cap Growth Funds Average, returned +12.79% during the period. The Fund's return in comparison to the benchmark was hurt by poor stock selection at times, particularly in the technology sector as a result of numerous companies lowering their earnings expectations in the second half of the year. We have stayed focused on market-leading companies that exhibit quality earnings and financial health. The year ended with stocks posting their best returns of the year, spurred by an easing in energy prices as well as a definitive conclusion to the year's political battles and continued economic strength.

INVESTMENT OUTLOOK

     For the coming year, we anticipate a continuation of the current market environment, in which those companies that are able to deliver strong earnings and sales growth are rewarded, while those that fall short of expectations will be penalized. After two strong years, it is hard to imagine universal positive catalysts that would lead to exorbitant returns for all stocks. The potential for negative surprises exists, however, as interest rates, energy prices and geopolitical concerns all have the potential to dampen stock prices. In this environment, we will continue to seek out and hold onto those companies that have established market leadership and which we feel will be able to post superior earnings and sales growth.

Performance of a $10,000 Investment




                            Delaware VIP
                            Trend Series                   Russell 2000
                         Standard Class Shares             Growth Index
                         ---------------------             ------------


12/31/1995                    $ 10,000                       $10,000
12/31/1996                    $ 15,451                       $12,137
12/31/1997                    $ 18,753                       $15,983
12/31/1998                    $ 21,761                       $14,952
12/31/1999                    $ 37,091                       $14,729
12/31/2000                    $ 34,538                       $18,088
12/31/2001                    $ 29,241                       $20,637
12/31/2002                    $ 23,411                       $18,280
12/31/2003                    $ 31,629                       $26,694
12/31/2004                    $ 35,616                       $32,633



                                  DELAWARE VIP
                                  TREND SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                      STANDARD CLASS   SERVICE CLASS
                          SHARES*         SHARES**
                      --------------   -------------
LIFETIME                      +12.39%          -3.09%
10 YEARS                      +13.54%             --
FIVE YEARS                     -0.81%             --
ONE YEAR                      +12.60%         +12.32%

      For the periods ended December 31, 2004

 * Commenced operations on December 27, 1993.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP Trend Series Standard Class shares for the 10-year period from December 31, 1994 through December 31, 2004. All distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The Russell 2000 Growth Index is an unmanaged composite that measures the stocks of small, growth-oriented companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Trend Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus.

                                                                         Trend-1

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2004 to December 31, 2004

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid during the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                          EXPENSES
                                 BEGINNING      ENDING                   PAID DURING
                                  ACCOUNT       ACCOUNT    ANNUALIZED       PERIOD
                                   VALUE         VALUE      EXPENSE       7/1/04 TO
                                   7/1/04      12/31/04      RATIOS       12/31/04*
                                 ----------   ----------   ----------    -----------
ACTUAL SERIES RETURN
Standard Class                   $ 1,000.00   $ 1,060.70         0.85%   $      4.40
Service Class                      1,000.00     1,059.10         1.10%          5.69

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                   $ 1,000.00   $ 1,020.86         0.85%   $      4.32
Service Class                      1,000.00     1,019.61         1.10%          5.58

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                         Trend-2

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
SECTOR ALLOCATION
As of December 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                      PERCENTAGE
SECTOR                                               OF NET ASSETS
--------------------------------------------------   -------------
COMMON STOCK                                                 97.32%
                                                     -------------
Basic Industry/Capital Goods                                  4.09%
Business Services                                            10.12%
Consumer Durables                                             1.51%
Consumer Non-Durables                                        10.25%
Consumer Services                                            17.89%
Financial                                                    12.53%
Healthcare                                                   20.39%
Technology                                                   17.08%
Transportation                                                3.46%
                                                     -------------
REPURCHASE AGREEMENTS                                         3.14%
                                                     -------------
SECURITIES LENDING COLLATERAL                                19.26%
                                                     -------------
TOTAL MARKET VALUE OF SECURITIES                            119.72%
                                                     -------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL          (19.26)%
                                                     -------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS              (0.46)%
                                                     -------------
TOTAL NET ASSETS                                            100.00%
                                                     -------------

                                                                         Trend-3

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
STATEMENT OF NET ASSETS
December 31, 2004

                                                      NUMBER OF        MARKET
                                                        SHARES         VALUE
                                                     ------------   ------------
  COMMON STOCK-97.32%
  BASIC INDUSTRY/CAPITAL GOODS-4.09%
  AMCOL International ............................         39,000   $    783,510
 >Mettler-Toledo International ...................        171,700      8,809,927
  MSC Industrial Direct Class A ..................        319,900     11,510,002
 >Paxar ..........................................        213,100      4,724,427
                                                                    ------------
                                                                      25,827,866
                                                                    ------------
  BUSINESS SERVICES-10.12%
 >Advisory Board .................................        243,600      8,983,968
*>Bright Horizons Family Solutions ...............        143,700      9,306,012
 >Digital Insight ................................        194,500      3,578,800
 >Fisher Scientific International ................        157,500      9,824,850
 >Monster Worldwide ..............................        328,700     11,057,468
*>Resources Connection ...........................        205,000     11,133,550
 >Sirva ..........................................        372,300      7,155,606
 >Standard Parking ...............................         41,200        630,360
*>United Rentals .................................        116,600      2,203,740
                                                                    ------------
                                                                      63,874,354
                                                                    ------------
  CONSUMER DURABLES-1.51%
 *Gentex .........................................        257,900      9,547,458
                                                                    ------------
                                                                       9,547,458
                                                                    ------------
  CONSUMER NON-DURABLES-10.25%
 >Carter's .......................................        261,400      8,884,986
 >Coach ..........................................        464,900     26,220,360
*>Conn's .........................................         89,800      1,510,436
 >Cost Plus ......................................        208,525      6,699,908
*>Peet's Coffee & Tea ............................        148,700      3,936,089
  PETsMART .......................................        491,000     17,445,230
                                                                    ------------
                                                                      64,697,009
                                                                    ------------
  CONSUMER SERVICES-17.89%
*>ASK Jeeves .....................................        353,600      9,458,800
  Cash America International .....................        335,300      9,968,469
 >Cheesecake Factory .............................        311,737     10,122,100
  Four Seasons Hotels ............................        160,800     13,151,832
*>Getty Images ...................................        184,800     12,723,480
  Gray Television Class B ........................        255,500      3,960,250
 >Herbalife ......................................        206,700      3,358,875
*>Kerzner International ..........................        102,900      6,179,145
 >LIN TV Class A .................................        410,900      7,848,190
*>Mediacom Communications ........................        558,000      3,487,500
 >Sonic ..........................................        350,943     10,703,762
*>West ...........................................        240,300      7,956,333
*>Wynn Resorts ...................................        209,200     13,999,664
                                                                    ------------
                                                                     112,918,400
                                                                    ------------
  FINANCIAL-12.53%
*>CapitalSource ..................................        170,500      4,376,735
  City National ..................................        133,100      9,403,515
  Cullen/Frost Bankers ...........................        251,900     12,242,340
  Delphi Financial Group Class A .................         70,300      3,244,345
  Downey Financial ...............................        135,100      7,700,700
  First Niagara Financial Group ..................        228,944      3,193,769
  IPC Holdings ...................................        140,700      6,121,857
  NewAlliance Bancshares .........................         95,500      1,461,150
  PartnerRe ......................................        263,700     16,333,578
  Sovereign Bancorp ..............................        216,900      4,891,095
  Webster Financial ..............................        133,900      6,780,696
  Westcorp .......................................         72,900      3,348,297
                                                                    ------------
                                                                      79,098,077
                                                                    ------------

  HEALTHCARE-20.39%
 >Abgenix ........................................        213,100      2,203,454
*>Align Technology ...............................        476,700      5,124,525
*>Amylin Pharmaceuticals .........................        385,700      9,009,952
*>AtheroGenics ...................................         58,300      1,373,548
 >Conceptus ......................................        298,400      2,421,516
 >Coventry Health Care ...........................        120,750      6,409,410
*>Digene .........................................        293,600      7,677,640
 >Encysive Pharmaceuticals .......................        362,600      3,600,618
*>Exelixis .......................................        445,200      4,229,400
 >Inspire Pharmaceuticals ........................        356,900      5,985,213
*>Martek Biosciences .............................         90,400      4,628,480
 *Medicis Pharmaceutical Class A .................        210,000      7,373,100
 *Mentor .........................................         94,100      3,174,934
*>MGI Pharma .....................................        310,400      8,694,304
*>Nektar Therapeutics ............................        593,200     12,006,368
 >Neurocrine Biosciences .........................        142,600      7,030,180
 >Par Pharmaceuticals ............................         80,200      3,318,676
*>Protein Design Labs ............................        734,000     15,164,440
*>Telik ..........................................        356,800      6,829,152
*>United Therapeutics ............................        276,300     12,474,945
                                                                    ------------
                                                                     128,729,855
                                                                    ------------
  TECHNOLOGY-17.08%
*>Akamai Technologies ............................        417,400      5,438,722
 >AMIS Holdings ..................................        312,300      5,159,196
*>CheckFree ......................................        225,900      8,602,272
*>Cymer ..........................................        319,500      9,438,030
*>Foundry Networks ...............................        468,400      6,164,144
  Henry (Jack) & Associates ......................        484,800      9,652,368
*>Integrated Circuit Systems .....................        311,300      6,512,396
 >Micrel .........................................        521,900      5,751,338
 >NAVTEQ .........................................        193,500      8,970,660
*>Niku ...........................................         34,500        695,520
*>Opsware ........................................        860,200      6,313,868
*>PalmOne ........................................        275,300      8,685,715
 >Power Integrations .............................        270,400      5,348,512
*>Skyworks Solutions .............................      1,192,800     11,248,104
*>Take-Two Interactive Software ..................         92,900      3,231,991
*>Tekelec ........................................        321,400      6,569,416
                                                                    ------------
                                                                     107,782,252
                                                                    ------------
  TRANSPORTATION-3.46%
  Hunt (J.B.) Transportation Services ............        275,000     12,333,750
 *UTI Worldwide ..................................        139,600      9,495,592
                                                                    ------------
                                                                      21,829,342
                                                                    ------------
  TOTAL COMMON STOCK
  (COST $421,184,010) ............................                   614,304,613
                                                                    ------------

                                                                         Trend-4

DELAWARE VIP TREND SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                     ------------   ------------
REPURCHASE AGREEMENTS-3.14%
With BNP Paribas 1.55% 1/3/05
 (dated 12/31/04, to be repurchased
 at $10,792,394, collateralized
 by $11,093,000 U.S. Treasury
 Bills due 4/28/05,
 market value $11,009,003) .......................   $ 10,791,000   $ 10,791,000
With UBS Warburg 1.55% 1/3/05
 (dated 12/31/04, to be repurchased
 at $9,051,169, collateralized
 by $9,050,000 U.S. Treasury Bills
 due 4/28/05, market value
 $8,981,564 and $248,000
 U.S. Treasury Notes 6.75% due 5/15/05,
 market value $253,671) ..........................      9,050,000      9,050,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
 (COST $19,841,000) ..............................                    19,841,000
                                                                    ------------
TOTAL MARKET VALUE OF SECURITIES
 BEFORE SECURITIES LENDING COLLATERAL-100.46%
 (COST $441,025,010) .............................                   634,145,613
                                                                    ------------
SECURITIES LENDING COLLATERAL**-19.26%
SHORT-TERM INVESTMENTS
 Barclays Capital 2.34% 1/3/05 ...................     40,931,260     40,931,260
 Barclays London
  1.92% 1/31/05 ..................................        818,785        818,625
  2.32% 1/10/05 ..................................      3,274,477      3,274,501
 Bear Stearns 2.37% 3/18/05 ......................      3,683,804      3,686,150
 Beta Finance 2.30% 2/11/05 ......................      3,510,704      3,501,951
 BNP Paribus 2.21% 1/25/05 .......................        826,205        825,701
 Calyon 2.32% 4/19/05 ............................      4,092,986      4,092,706
 Credit Swiss First Boston NY
  2.56% 12/29/05 .................................        859,311        859,623
 Deutsche Bank Financial
  2.38% 2/22/05 ..................................        818,661        818,831
 General Electric Capital 2.37% 2/3/05 ...........      1,228,191      1,228,510
 Lehman Holdings 2.39% 12/23/05 ..................      4,093,834      4,098,018
 Marshall & Ilsley Bank 2.51% 12/29/05 ...........      4,093,372      4,093,372
 Merrill Lynch Mortgage Capital
  2.41% 1/12/05 ..................................      3,274,501      3,274,501
 Morgan Stanley
  2.33% 1/3/05 ...................................      9,562,350      9,562,350
  2.39% 3/10/05 ..................................      3,274,501      3,274,501
  2.52% 1/31/06 ..................................        817,381        818,625
 Nordea Bank New York 2.32% 5/13/05 ..............      4,092,888      4,092,554
 Pfizer 2.30% 1/31/06 ............................      3,929,401      3,929,401
 Proctor & Gamble 2.42% 1/31/06 ..................      4,094,017      4,093,126
 Rabobank, New York 2.03% 3/2/05 .................      4,093,130      4,092,871
 Royal Bank of Canada 2.38% 6/27/05 ..............      4,093,394      4,092,524
 Sigma Finance 2.26% 9/30/05 .....................      3,847,956      3,846,738
 Societe Generale 2.37% 6/14/05 ..................      2,053,620      2,053,620
 Sun Trust Bank 2.30% 8/5/05 .....................      2,052,872      2,052,872
 Wells Fargo 2.37% 1/31/06 .......................      4,092,236      4,093,126
 Wilmington Trust 2.05% 1/5/05 ...................      4,093,368      4,093,285
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
  (COST $121,599,342) ............................                   121,599,342
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES-119.72% (COST $562,624,352) ..................................      755,744,955#

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(19.26%) .................................     (121,599,342)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.46%) .......................................       (2,921,520)
                                                                                                  --------------
NET ASSETS APPLICABLE TO 20,574,767 SHARES OUTSTANDING-100.00% ................................   $  631,224,093
                                                                                                  ==============
NET ASSET VALUE-DELAWARE VIP TREND SERIES STANDARD CLASS ($521,391,588 / 16,969,505 SHARES) ...   $        30.73
                                                                                                  ==============
NET ASSET VALUE-DELAWARE VIP TREND SERIES SERVICE CLASS ($109,832,505 / 3,605,262 SHARES) .....   $        30.46
                                                                                                  ==============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:
Shares of beneficial interest (unlimited authorization-no par) ................................   $  579,521,548
Accumulated net realized loss on investments ..................................................     (141,418,174)
Net unrealized appreciation of investments and foreign currencies .............................      193,120,719
                                                                                                  --------------
Total net assets ..............................................................................   $  631,224,093
                                                                                                  ==============

----------
 *Fully or partially on loan.
**See Note #7 in "Notes to Financial Statements."
 >Non-income producing security for the year ended December 31, 2004. #Includes $118,761,833 of securities loaned.

                             See accompanying notes

                                                                         Trend-5

DELAWARE VIP TRUST-
DELAWARE VIP TREND SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends .............................................  $   2,206,780
Interest ..............................................        336,187
Securities lending income .............................        148,507
Foreign tax withheld ..................................         (2,074)
                                                         -------------
                                                             2,689,400
                                                         -------------
EXPENSES:
Management fees .......................................      4,411,240
Distribution expenses - Service Class .................        240,174
Accounting and administration expenses ................        210,100
Reports and statements to shareholders ................        142,600
Legal and professional fees ........................ ..         83,662
Dividend disbursing and transfer agent fees
 and expenses .........................................         58,552
Custodian fees ........................................         24,753
Trustees' fees ........................................         24,579
Pricing fees ..........................................            686
Other .................................................         11,974
                                                         -------------
                                                             5,208,320
Less waiver of distribution expenses - Service Class...        (40,029)
Less expense paid indirectly ..........................           (373)
                                                         -------------
Total expenses ........................................      5,167,918
                                                         -------------
NET INVESTMENT LOSS ...................................     (2,478,518)
                                                         -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain on:
  Investments .........................................     37,083,248
  Foreign currencies ..................................             69
                                                         -------------
Net realized gain .....................................     37,083,317
Net change in unrealized appreciation/depreciation
 of investments and foreign currencies ................     35,452,594
                                                         -------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS AND FOREIGN CURRENCIES ................     72,535,911
                                                         -------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ......................................  $  70,057,393
                                                         =============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP TREND SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                          YEAR ENDED
                                               --------------------------------
                                                  12/31/04          12/31/03
                                               --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment loss ........................   $   (2,478,518)   $   (1,801,830)
Net realized gain on investments
 and foreign currencies ....................       37,083,317         4,418,912
Net change in unrealized appreciation/
 depreciation of investments
 and foreign currencies ....................       35,452,594       144,722,565
                                               --------------    --------------
Net increase in net assets resulting
 from operations ...........................       70,057,393       147,339,647
                                               --------------    --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class ...........................       24,635,945        29,151,078
  Service Class ............................       54,793,820        27,493,766
                                               --------------    --------------
                                                   79,429,765        56,644,844
                                               --------------    --------------
Cost of shares repurchased:
  Standard Class ...........................      (78,371,317)      (65,361,562)
  Service Class ............................      (11,382,531)       (4,366,405)
                                               --------------    --------------
                                                  (89,753,848)      (69,727,967)
                                               --------------    --------------
Decrease in net assets derived from
 capital share transactions ................      (10,324,083)      (13,083,123)
                                               --------------    --------------
NET INCREASE IN NET ASSETS .................       59,733,310       134,256,524

NET ASSETS:
Beginning of year ..........................      571,490,783       437,234,259
                                               --------------    --------------
End of year (there was no undistributed
 net investment income at either
 year end) .................................   $  631,224,093    $  571,490,783
                                               ==============    ==============

                             See accompanying notes

                                                                         Trend-6

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                   DELAWARE VIP TREND SERIES STANDARD CLASS
                                                                                  YEAR ENDED
                                                --------------------------------------------------------------------------------
                                                  12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of period ........   $      27.29     $      20.20     $      25.23     $      29.80     $     33.660

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1).......................         (0.108)          (0.082)          (0.085)          (0.086)          (0.051)
Net realized and unrealized gain (loss) on
 investments and foreign currencies .........          3.548            7.172           (4.945)          (4.484)          (1.676)
                                                ------------     ------------     ------------     ------------     ------------
Total from investment operations ............          3.440            7.090           (5.030)          (4.570)          (1.727)
                                                ------------     ------------     ------------     ------------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments ............              -                -                -                -           (2.133)
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions ...........              -                -                -                -           (2.133)
                                                ------------     ------------     ------------     ------------     ------------
Net asset value, end of period ..............   $     30.730     $     27.290     $     20.200     $     25.230     $     29.800
                                                ============     ============     ============     ============     ============
Total return(2) .............................          12.60%           35.10%          (19.94)%         (15.34)%          (6.88)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .....   $    521,392     $    515,829     $    415,098     $    590,742     $    760,320
Ratio of expenses to average net assets .....           0.84%            0.84%            0.84%            0.85%            0.83%
Ratio of expenses to average net assets
 prior to expense limitation and expenses
 paid indirectly ............................           0.84%            0.84%            0.84%            0.90%            0.84%
Ratio of net investment loss to average net
 assets .....................................          (0.38)%          (0.36)%          (0.38)%          (0.35)%          (0.14)%
Ratio of net investment loss to average net
 assets prior to expense limitation and
 expenses paid indirectly ...................          (0.38)%          (0.36)%          (0.38)%          (0.40)%          (0.15)%
Portfolio turnover ..........................             48%              50%              43%              51%              61%

----------
(1)The average shares outstanding method has been applied for per share information.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                         Trend-7

DELAWARE VIP TREND SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                    DELAWARE VIP TREND SERIES SERVICE CLASS
                                                --------------------------------------------------------------------------------
                                                                             YEAR ENDED                               5/1/00(1)
                                                ---------------------------------------------------------------          TO
                                                  12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of period ........   $     27.120     $     20.120     $     25.170     $     29.770     $     35.260

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2) ......................         (0.178)          (0.135)          (0.117)          (0.122)          (0.074)
Net realized and unrealized gain (loss) on
 investments and foreign currencies .........          3.518            7.135           (4.933)          (4.478)          (5.416)
                                                ------------     ------------     ------------     ------------     ------------
Total from investment operations ............          3.340            7.000           (5.050)          (4.600)          (5.490)
                                                ------------     ------------     ------------     ------------     ------------
Net asset value, end of period ..............   $     30.460     $     27.120     $     20.120     $     25.170     $     29.770
                                                ============     ============     ============     ============     ============
Total return(3) .............................          12.32%           34.79%          (20.06)%         (15.45)%         (15.57)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .....   $    109,832     $     55,662     $     22,136     $     13,950     $      8,363
Ratio of expenses to average net assets .....           1.09%            1.06%            0.99%            1.00%            1.00%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid
 indirectly .................................           1.14%            1.09%            0.99%            1.05%            1.01%
Ratio of net investment loss to average net
 assets .....................................          (0.63)%          (0.58)%          (0.53)%          (0.50)%          (0.31)%
Ratio of net investment loss to average net
 assets prior to expense limitation and
 expenses paid indirectly ...................          (0.68)%          (0.61)%          (0.53)%          (0.55)%          (0.32)%
Portfolio turnover ..........................             48%              50%              43%              51%              61%

----------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2)The average shares outstanding method has been applied for per share information.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                         Trend-8

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (formerly Delaware VIP Large Cap Value Series). These financial statements and the related notes pertain to Delaware VIP Trend Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2004 were approximately $373. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the year ended December 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

                                                                         Trend-9

DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2004, the Series had liabilities payable to affiliates as follows:

                            DIVIDEND DISBURSING,
       INVESTMENT             TRANSFER AGENT,                OTHER
       MANAGEMENT      ACCOUNTING AND ADMINISTRATION        EXPENSES
     FEE PAYABLE TO       FEES AND OTHER EXPENSES        PAYABLE TO DMC
          DMC                 PAYABLE TO DSC             AND AFFILIATES*
     --------------    -----------------------------     ---------------
       $  391,223               $   22,168                  $  68,326

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2004, the Series was charged $23,513 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments

For the year ended December 31, 2004, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases .................  $ 273,634,676
Sales .....................    281,129,901

At December 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                       AGGREGATE        AGGREGATE
      COST OF         UNREALIZED        UNREALIZED      NET UNREALIZED
     INVESTMENTS      APPRECIATION     DEPRECIATION     APPRECIATION
    -------------    --------------   -------------    ---------------
    $ 567,921,297    $  209,174,627   $ (21,350,969)   $   187,823,658

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the years ended December 31, 2004 and 2003.

As of December 31, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ................   $   579,521,548
Capital loss carryforwards ...................      (136,121,229)
Unrealized appreciation of investments
 and foreign currencies ......................       187,823,774
                                                 ---------------
Net assets ...................................   $   631,224,093
                                                 ===============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2004, the Series recorded the following reclassifications. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications.

           ACCUMULATED
               NET             ACCUMULATED NET          PAID-IN
         INVESTMENT LOSS     REALIZED GAIN (LOSS)       CAPITAL
         ---------------     --------------------    -------------
           $  2,478,518            $  (69)           $  (2,478,449)

                                                                        Trend-10

DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $36,093,187 was utilized in 2004. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $100,657,489 expires in 2009, $35,292,270 expires in 2010 and $171,470 expires in 2011.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                   YEAR              YEAR
                                                   ENDED             ENDED
                                                  12/31/04          12/31/03
                                               --------------    --------------
Shares sold:
  Standard Class ...........................          856,439         1,250,756
  Service Class ............................        1,960,299         1,144,584
                                               --------------    --------------
                                                    2,816,738         2,395,340
                                               --------------    --------------
Shares repurchased:
  Standard Class ...........................       (2,790,676)       (2,899,619)
  Service Class ............................         (407,246)         (192,642)
                                               --------------    --------------
                                                   (3,197,922)       (3,092,261)
                                               --------------    --------------
Net decrease ...............................         (381,184)         (696,921)
                                               ==============    ==============

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2004, or at any time during the year.

7. SECURITIES LENDING

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At December 31, 2004, the market value of securities on loan was $118,761,833, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISK

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

9. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

                                                                        Trend-11

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Trend Series

We have audited the accompanying statement of net assets of the Delaware VIP Trend Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Trend Series of Delaware VIP Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 9, 2005

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                        Trend-12

DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                               NUMBER OF              OTHER
                                                                      PRINCIPAL            PORTFOLIOS IN FUND    DIRECTORSHIPS
         NAME,             POSITION(s)                               OCCUPATION(s)          COMPLEX OVERSEEN         HELD BY
        ADDRESS             HELD WITH       LENGTH OF TIME              DURING            BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
     AND BIRTHDATE           FUND(s)            SERVED               PAST 5 YEARS              OR OFFICER          OR OFFICER
---------------------   -----------------  -----------------  --------------------------  -------------------  -------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)       Chairman,          5 Years -         Since August 2000,               75                None
   2005 Market Street    President, Chief  Executive Officer  Mr. Driscoll has served
    Philadelphia, PA    Executive Officer                       in various executive
        19103             and Trustee(4)                      capacities at different
                                               2 Years -         times at Delaware
    March 10, 1963                             Trustee             Investments(1)

                                                              Senior Vice President and
                                                              Director of Fixed-Income
                                                              Process - Conseco Capital
                                                                      Management
                                                              (June 1998 - August 2000)

 INDEPENDENT TRUSTEES

   WALTER P. BABICH          Trustee           17 Years           Board Chairman -                92                None
  2005 Market Street                                            Citadel Construction
   Philadelphia, PA                                                 Corporation
        19103                                                     (1989 - Present)

  October 1, 1927

    JOHN H. DURHAM           Trustee          26 Years(3)         Private Investor                92           Trustee and Audit
  2005 Market Street                                                                                           Committee Member -
   Philadelphia, PA                                                                                            Abington Memorial
        19103                                                                                                       Hospital

    August 7, 1937                                                                                             President/Director -
                                                                                                                22 WR Corporation

     JOHN A. FRY            Trustee(4)          4 Years        President - Franklin &             75           Director - Community
  2005 Market Street                                              Marshall College                               Health Systems
   Philadelphia, PA                                            (June 2002 - Present)
       19103

     May 28, 1960                                             Executive Vice President-
                                                              University of Pennsylvania
                                                               (April 1995 - June 2002)

   ANTHONY D. KNERR          Trustee            12 Years      Founder/Managing Director-          92                None
  2005 Market Street                                          Anthony Knerr & Associates
   Philadelphia, PA                                            (Strategic Consulting)
       19103                                                       (1990 - Present)

   December 7, 1938

     ANN R. LEVEN            Trustee            16 Years        Treasurer/Chief Fiscal            92            Director and Audit
  2005 Market Street                                          Officer - National Gallery                            Committee
   Philadelphia, PA                                              of Art (1994 - 1999)                           Chairperson - Andy
        19103                                                                                                   Warhol Foundation

   November 1, 1940                                                                                             Director and Audit
                                                                                                                Committee Member -
                                                                                                                   Systemax Inc.

                                                                        Trend-13

                                                                                               NUMBER OF              OTHER
                                                                      PRINCIPAL            PORTFOLIOS IN FUND    DIRECTORSHIPS
         NAME,             POSITION(s)                               OCCUPATION(s)          COMPLEX OVERSEEN         HELD BY
        ADDRESS             HELD WITH       LENGTH OF TIME              DURING            BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
     AND BIRTHDATE           FUND(s)            SERVED               PAST 5 YEARS              OR OFFICER          OR OFFICER
---------------------   -----------------  -----------------  --------------------------  -------------------  -------------------
INDEPENDENT TRUSTEES
 (CONTINUED)

   THOMAS F. MADISON          Trustee          11 Years           President/Chief                 92               Director -
  2005 Market Street                                              Executive Officer -                             Banner Health
   Philadelphia, PA                                               MLM Partners, Inc.
       19103                                                  (Small Business Investing                         Director and Audit
                                                                    and Consulting)                             Committee Member -
  February 25, 1936                                            (January 1993 - Present)                        Center Point Energy

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Digital River Inc.

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Rimage Corporation

                                                                                                                Director - Valmont
                                                                                                                 Industries, Inc.

   JANET L. YEOMANS           Trustee           6 Years        Vice President/Mergers &           92                None
  2005 Market Street                                              Acquisitions - 3M
   Philadelphia, PA                                                  Corporation
       19103                                                   (January 2003 - Present)

    July 31, 1948                                                Ms. Yeomans has held
                                                                  various management
                                                                   positions at 3M
                                                               Corporation since 1983.

OFFICERS

  JOSEPH H. HASTINGS        Executive           1 Year        Mr. Hastings has served in          92                None(5)
  2005 Market Street      Vice President                          various executive
   Philadelphia, PA           and                                    capacities
       19103             Chief Financial                        at different times at
                             Officer                            Delaware Investments.
   December 19, 1949

  RICHELLE S. MAESTRO    Executive Vice         2 Years        Ms. Maestro has served in          92                None(5)
  2005 Market Street    President, Chief                          various executive
   Philadelphia, PA     Legal Officer and                      capacities at different
       19103               Secretary                               times at Delaware
                                                                     Investments.
   November 26, 1957

   MICHAEL P. BISHOF      Senior Vice           8 Years        Mr. Bishof has served in           92                None(5)
  2005 Market Street     President and                            various executive
   Philadelphia, PA        Treasurer                           capacities at different
       19103                                                      times at Delaware
                                                                     Investments.
    August 18, 1962

----------
(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3)Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4)Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5)Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                        Trend-14

DELAWARE VIP TRUST - DELAWARE VIP U.S. GROWTH SERIES

PORTFOLIO SNAPSHOT

For the 12-month period, the Delaware VIP U.S. Growth Series, with a return of +3.30% (Standard Class shares with distributions reinvested) trailed the performance of its benchmark, the Russell 1000 Growth Index, which rose +6.30%. Poor stock selection in the technology sector was the primary catalyst behind the Series' relative underperformance (source: Wilshire). Also, the Series held several healthcare stocks that failed to meet our expectations due to negative headlines. For example, Chiron experienced significant decline in the fourth quarter after its much-publicized problems with its U.K. flu vaccine plant. Pfizer lagged behind in response to its Celebrex pain medication. Both stocks were dropped due to these developments.

INVESTMENT OUTLOOK

After two strong years, it is doubtful that there will be any universal positive catalysts that would lead to exorbitant returns for all stocks during the coming year. The potential for negative surprises exists, however, as interest rates, energy prices and geopolitical concerns all have the potential to dampen stock prices. We foresee a continuation of the current environment in which those companies that are able to deliver strong earnings and sales growth are rewarded while those companies that fall short of expectations will be penalized. We will continue to seek out and hold onto those companies that have established market leadership and which we believe will be able to post superior earnings and sales growth.

Performance of a $10,000 Investment


                  Delaware VIP
                U.S. Growth Series              Russell 1000
              Standard Class Shares             Growth Index
              ---------------------             -------------
11/16/1999          $ 10,000
11/30/1999            $9,990                       $10,000
12/31/1999           $10,590                       $11,040
12/31/2000           $10,150                       $ 8,564
12/31/2001            $7,666                       $ 6,816
12/31/2002            $5,424                       $ 4,915
12/31/2003            $6,712                       $ 6,377
12/31/2004            $6,934                       $ 6,779



                         DELAWARE VIP U.S. GROWTH SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                  STANDARD CLASS   SERVICE CLASS
                     SHARES*          SHARES**
                  --------------   -------------
LIFETIME                   -6.89%          -9.44%
FIVE YEARS                 -8.12%             --
ONE YEAR                   +3.30%          +3.03%

    For the periods ended December 31, 2004

 * Commenced operations on November 15, 1999.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP U.S. Growth Series Standard Class shares for the period from the Series' inception on November 15, 1999 through December 31, 2004. All distributions were reinvested. The chart also shows a $10,000 investment in the Russell 1000 Growth Index at that month's end, November 30, 1999. After November 30, 1999, returns plotted on the chart were as of the last day of each month shown. The Russell 1000 Growth Index measures the performance of large-capitalization growth U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP U.S. Growth Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus.

                                                                   U.S. Growth-1

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2004 to December 31, 2004

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                    EXPENSES
                         BEGINNING       ENDING                    PAID DURING
                          ACCOUNT        ACCOUNT      ANNUALIZED     PERIOD
                           VALUE          VALUE         EXPENSE     7/1/04 TO
                          7/1/04        12/31/04        RATIOS      12/31/04*
                       ------------   -------------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class         $   1,000.00   $    1,058.90         0.76%  $      3.93
Service Class              1,000.00        1,055.80         1.01%         5.22

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class         $   1,000.00   $    1,021.32         0.76%  $      3.86
Service Class              1,000.00        1,020.06         1.01%         5.13

*"Expenses paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                   U.S. Growth-2

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
SECTOR ALLOCATIONS
As of December 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                    PERCENTAGE
SECTOR                                             OF NET ASSETS
-----------------------------------------------    -------------
COMMON STOCK                                               94.69%
                                                   -------------
Basic Industry/Capital Goods                               13.21%
Business Services                                           5.40%
Consumer Non-Durables                                      15.76%
Consumer Services                                           9.33%
Financial                                                  15.75%
Healthcare                                                 17.30%
Technology                                                 17.94%
                                                   -------------
REPURCHASE AGREEMENTS                                       5.24%
                                                   -------------
TOTAL MARKET VALUE OF SECURITIES                           99.93%
                                                   -------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES             0.07%
                                                   -------------
TOTAL NET ASSETS                                          100.00%
                                                   -------------

                                                                   U.S. Growth-3

DELAWARE VIP TRUST - DELAWARE VIP U.S. GROWTH SERIES
STATEMENT OF NET ASSETS
December 31, 2004

                                                  NUMBER          MARKET
                                                 OF SHARES         VALUE
                                               -------------   -------------
 COMMON STOCK-94.69%
 BASIC INDUSTRY/CAPITAL GOODS-13.21%
 duPont (E.I.) deNemours ...................          29,800   $   1,461,690
 General Electric ..........................          49,200       1,795,800
 ITT Industries ............................          18,100       1,528,545
 Tyco International ........................          43,900       1,568,986
                                                               -------------
                                                                   6,355,021
                                                               -------------
 BUSINESS SERVICES-5.40%
>Accenture .................................          57,200       1,544,400
 United Parcel Service Class B .............          12,300       1,051,158
                                                               -------------
                                                                   2,595,558
                                                               -------------
 CONSUMER NON-DURABLES-15.76%
 Best Buy ..................................          27,100       1,610,282
>Coach .....................................          33,200       1,872,480
>Kohl's ....................................          15,300         752,301
 PepsiCo ...................................          26,400       1,378,080
 Staples ...................................          58,300       1,965,293
                                                               -------------
                                                                   7,578,436
                                                               -------------
 CONSUMER SERVICES-9.33%
 Carnival ..................................          15,500         893,265
 Marriott International Class A ............          30,100       1,895,698
 McDonald's ................................          52,900       1,695,974
                                                               -------------
                                                                   4,484,937
                                                               -------------
 FINANCIAL-15.75%
 American Express ..........................          23,200       1,307,784
 Bank of New York ..........................          38,100       1,273,302
 Capital One Financial .....................          22,900       1,928,409
 Citigroup .................................          23,300       1,122,594
 Merrill Lynch .............................          32,500       1,942,525
                                                               -------------
                                                                   7,574,614
                                                               -------------
 HEALTHCARE-17.30%
>Amgen .....................................          17,700       1,135,455
>Boston Scientific .........................          43,800       1,557,090
>Caremark Rx ...............................          35,800       1,411,594
 Guidant ...................................          12,000         865,200
 Teva Pharmaceutical Industries ADR ........          42,700       1,275,022

>Wellpoint ................................            8,500   $     977,500
 Wyeth .....................................          25,800       1,098,822
                                                               -------------
                                                                   8,320,683
                                                               -------------
 TECHNOLOGY-17.94%
>Applied Materials .........................          81,500       1,393,650
>Broadcom Class A ..........................          18,400         593,952
>Cisco Systems .............................          70,300       1,356,790
 Intel .....................................          37,600         879,464
 Microsoft .................................          74,900       2,000,579
 Nokia ADR .................................          38,400         601,728
 SAP ADR ...................................          40,800       1,803,768
                                                               -------------
                                                                   8,629,931
                                                               -------------
 TOTAL COMMON STOCK
  (COST $41,757,403) .......................                      45,539,180
                                                               -------------

                                                 PRINCIPAL
                                                  AMOUNT
                                               -------------
REPURCHASE AGREEMENTS-5.24%
With BNP Paribas 1.55% 1/3/05
 (dated 12/31/04, to be repurchased
 at $1,370,177, collateralized
 by $1,408,000 U.S. Treasury Bills
 due 4/28/05, market value $1,397,696) .....   $   1,370,000       1,370,000
With UBS Warburg 1.55% 1/3/05
 (dated 12/31/04, to be repurchased
 at $1,149,148, collateralized by $1,149,000
U.S. Treasury Bills due 4/28/05,
 market value $1,140,293 and $31,000
U.S. Treasury Notes 6.75% due 5/15/05,
 market value $32,206) ......................      1,149,000       1,149,000
                                                               -------------
TOTAL REPURCHASE AGREEMENTS
 (COST $2,519,000) ..........................                      2,519,000
                                                               -------------


TOTAL MARKET VALUE OF SECURITIES-99.93% (COST $44,276,403) ................      48,058,180

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.07% .....................          33,113
                                                                              -------------
NET ASSETS APPLICABLE TO 7,054,599 SHARES  OUTSTANDING-100.00% ............   $  48,091,293
                                                                              =============
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES  STANDARD CLASS
 ($10,437,921 / 1,528,807 SHARES) .........................................   $        6.83
                                                                              =============
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES SERVICE  CLASS
 ($37,653,372 / 5,525,792 SHARES) .........................................   $        6.81
                                                                              =============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:
Shares of beneficial interest (unlimited  authorization-no par) ...........   $  55,532,431
Undistributed net investment income .......................................         205,261
Accumulated net realized loss on investments ..............................     (11,428,176)
Net unrealized appreciation of investments ................................       3,781,777
                                                                              -------------
Total net assets ..........................................................   $  48,091,293
                                                                              =============

----------
>Non-income producing security for the year ended December 31, 2004.

ADR - American Depositary Receipts

                             See accompanying notes

                                                                   U.S. Growth-4

DELAWARE VIP TRUST-
DELAWARE VIP U.S. GROWTH SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends ...................................................   $     483,636
Interest ....................................................          43,702
                                                                -------------
                                                                      527,338
                                                                -------------
EXPENSES:
Management fees .............................................         225,016
Distribution expenses - Service Class .......................          71,378
Accounting and administration expenses ......................          12,063
Legal and professional fees .................................           5,923
Reports and statements to shareholders ......................           5,432
Custodian fees ..............................................           4,093
Dividend disbursing and transfer agent fees and expenses ....           3,418
Trustees' fees ..............................................           1,867
Registration fees ...........................................             611
Pricing fees ................................................             339
Other .......................................................           2,825
                                                                -------------
                                                                      332,965
Less waiver of distribution expenses - Service Class                  (11,896)
Less expense paid indirectly ................................             (67)
                                                                -------------
Total expenses ..............................................         321,002
                                                                -------------
NET INVESTMENT INCOME .......................................         206,336
                                                                -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized loss on investments ............................        (510,478)
Net change in unrealized appreciation/depreciation
 of investments .............................................       2,428,142
                                                                -------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS .............................................       1,917,664
                                                                -------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ............................................   $   2,124,000
                                                                =============
                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP U.S. GROWTH SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED
                                           ------------------------------
                                             12/31/04         12/31/03
                                           -------------    -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income ..................   $     206,336    $      14,631
Net realized loss on investments: ......        (510,478)      (1,322,239)
Net change in unrealized appreciation/
 depreciation of investments ...........       2,428,142        4,119,316
                                           -------------    -------------
Net increase in net assets resulting
 from operations .......................       2,124,000        2,811,708
                                           -------------    -------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
  Standard Class .......................         (14,103)         (18,159)
  Service Class ........................               -             (295)
                                           -------------    -------------
                                                 (14,103)         (18,454)
                                           -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class .......................         846,473        2,198,472
  Service Class ........................      30,001,001        8,936,229
Net asset value of shares issued
 upon reinvestment of dividends
 and distributions:
  Standard Class .......................          14,103           18,159
  Service Class ........................               -              295
                                           -------------    -------------
                                              30,861,577       11,153,155
                                           -------------    -------------
Cost of shares repurchased:
  Standard Class .......................      (2,542,704)      (2,075,204)
  Service Class ........................      (3,917,215)        (552,269)
                                           -------------    -------------
                                              (6,459,919)      (2,627,473)
                                           -------------    -------------
Increase in net assets derived from
 capital share transactions ............      24,401,658        8,525,682
                                           -------------    -------------
NET INCREASE IN NET ASSETS .............      26,511,555       11,318,936
NET ASSETS:
Beginning of year ......................      21,579,738       10,260,802
                                           -------------    -------------
End of year (including undistributed
 net investment income of $205,261 and
 $13,028, respectively) ................   $  48,091,293    $  21,579,738
                                           =============    =============

                             See accompanying notes

                                                                   U.S. Growth-5

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS
                                                                                          YEAR ENDED
                                                            ----------------------------------------------------------------------
                                                             12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
                                                            ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period .....................  $    6.620     $    5.370     $    7.600     $   10.140     $   10.590

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) .................................       0.049          0.010          0.010          0.022          0.076
Net realized and unrealized gain (loss) on investments ...       0.169          1.251         (2.215)        (2.503)        (0.515)
                                                            ----------     ----------     ----------     ----------     ----------
Total from investment operations .........................       0.218          1.261         (2.205)        (2.481)        (0.439)
                                                            ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................      (0.008)        (0.011)        (0.025)        (0.059)        (0.011)
                                                            ----------     ----------     ----------     ----------     ----------
Total dividends and distributions ........................      (0.008)        (0.011)        (0.025)        (0.059)        (0.011)
                                                            ----------     ----------     ----------     ----------     ----------
Net asset value, end of period ...........................  $    6.830     $    6.620     $    5.370     $    7.600     $   10.140
                                                            ==========     ==========     ==========     ==========     ==========
Total return(2) ..........................................        3.30%         23.75%        (29.24)%       (24.47)%        (4.16)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................  $   10,438     $   11,862     $    9,595     $   16,856     $   27,231
Ratio of expenses to average net assets ..................        0.76%          0.75%          0.75%          0.75%          0.74%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .................        0.76%          0.75%          0.75%          0.86%          0.74%
Ratio of net investment income to average net assets .....        0.77%          0.17%          0.15%          0.27%          0.57%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ......        0.77%          0.17%          0.15%          0.16%          0.57%
Portfolio turnover .......................................         167%           102%           101%            78%            91%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                   U.S. Growth-6

DELAWARE VIP U.S. GROWTH SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS
                                                             ----------------------------------------------------------------
                                                                                    YEAR ENDED                      5/1/00(1)
                                                             -------------------------------------------------------   TO
                                                              12/31/04    12/31/03      12/31/02      12/31/01      12/31/00
                                                             ---------    ---------     ---------     ---------     ---------
Net asset value, beginning of period .....................   $   6.610    $   5.360     $   7.590     $  10.130     $  10.910

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)...........................       0.033       (0.005)        0.001         0.011         0.004
Net realized and unrealized gain (loss) on investments ...       0.167        1.257        (2.218)       (2.503)       (0.784)
                                                             ---------    ---------     ---------     ---------     ---------
Total from investment operations .........................       0.200        1.252        (2.217)       (2.492)       (0.780)
                                                             ---------    ---------     ---------     ---------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................           -       (0.002)       (0.013)       (0.048)            -
                                                             ---------    ---------     ---------     ---------     ---------
Total dividends and distributions ........................           -       (0.002)       (0.013)       (0.048)            -
                                                             ---------    ---------     ---------     ---------     ---------
Net asset value, end of period ...........................   $   6.810    $   6.610     $   5.360     $   7.590     $  10.130
                                                             =========    =========     =========     =========     =========
Total return(3)...........................................        3.03%       23.37%       (29.26)%      (24.61)%       (7.15)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $  37,653    $   9,718     $     666     $      40     $       5
Ratio of expenses to average net assets ..................        1.01%        0.97%         0.90%         0.90%         0.89%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .................        1.06%        1.00%         0.90%         1.01%         0.89%
Ratio of net investment income (loss) to average
 net assets ..............................................        0.52%       (0.05)%        0.00%         0.12%         0.05%
Ratio of net investment income (loss) to average
 net assets prior to expense limitation and expenses
 paid indirectly .........................................        0.47%       (0.08)%        0.00%         0.01%         0.05%
Portfolio turnover .......................................         167%         102%          101%           78%           91%

----------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2)The average shares outstanding method has been applied for per share information.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                   U.S. Growth-7

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (formerly Delaware VIP Large Cap Value Series). These financial statements and the related notes pertain to Delaware VIP U.S Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies. The investment objective of the Series is to seek to maximize capital appreciation.

1.  SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series. Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2004 were approximately $67. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly".

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the year ended December 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

                                                                   U.S. Growth-8

DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2004, the Series had liabilities payable to affiliates as follows:

                        DIVIDEND DISBURSING,
     INVESTMENT            TRANSFER AGENT,
     MANAGEMENT     ACCOUNTING AND ADMINISTRATION   OTHER EXPENSES
   FEE PAYABLE TO      FEES AND OTHER EXPENSES      PAYABLE TO DMC
        DMC                PAYABLE TO DSC           AND AFFILIATES*
   --------------   -----------------------------   ---------------
     $ 26,053                  $ 1,681                  $ 9,083

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2004, the Series was charged $1,282 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the year ended December 31, 2004, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ............    $ 77,197,089
Sales ................      53,756,938

At December 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                        AGGREGATE        AGGREGATE
       COST OF         UNREALIZED        UNREALIZED       NET UNREALIZED
     INVESTMENTS      APPRECIATION      DEPRECIATION       APPRECIATION
   ---------------   ---------------   ---------------    ---------------
   $    44,563,873   $     4,504,621   $    (1,010,314)   $     3,494,307

4.  DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                           YEAR            YEAR
                           ENDED           ENDED
                         12/31/04        12/31/03
                       -------------   -------------
Ordinary income ....   $      14,103   $      18,454

As of December 31, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ..............    $  55,532,431
Undistributed ordinary income ..............          205,261
Capital loss carryforwards .................      (11,140,706)
Unrealized appreciation of investments .....        3,494,307
                                                -------------
Net assets .................................    $  48,091,293
                                                =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

                                                                   U.S. Growth-9

DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $1,077,920 expires in 2008, $4,507,939 expires in 2009, $3,675,553 expires in 2010, $1,428,622 expires in 2011 and $450,672 expires in 2012.

5.  CAPITAL SHARES

Transactions in capital shares were as follows:

                                               YEAR             YEAR
                                               ENDED            ENDED
                                             12/31/04         12/31/03
                                           -------------    -------------
Shares sold:
  Standard Class .......................         127,770          364,982
  Service Class ........................       4,668,432        1,433,320
Shares issued upon reinvestment of
 dividends and distributions:
  Standard Class .......................           2,186            3,254
  Service Class ........................               -               53
                                           -------------    -------------
                                               4,798,388        1,801,609
                                           -------------    -------------
Shares repurchased:
  Standard Class .......................        (393,507)        (364,364)
  Service Class ........................        (612,012)         (88,081)
                                           -------------    -------------
                                              (1,005,519)        (452,445)
                                           -------------    -------------
Net increase ...........................       3,792,869        1,349,164
                                           =============    =============

6.  LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2004, or at any time during the year.

7. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

8. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2004, the Series designates distributions paid during the year as follows:

            (A)             (B)
         LONG-TERM        ORDINARY                        (C)
       CAPITAL GAINS       INCOME         TOTAL        QUALIFYING
       DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTION     DIVIDENDS
        (TAX BASIS)     (TAX BASIS)    (TAX BASIS)        (1)
       -------------   -------------   ------------   -----------
             -              100%           100%           100%

----------

(A) and (B) are based on a percentage of the Series' total distributions.
(C) is based on a percentage of the Series' ordinary income distributions.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                                                                  U.S. Growth-10

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP U.S. Growth Series

We have audited the accompanying statement of net assets of the Delaware VIP U.S. Growth Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP U.S. Growth Series of Delaware VIP Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst & Young LLP

Philadelphia, Pennsylvania
February 9, 2005

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                  U.S. Growth-11

DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                               NUMBER OF             OTHER
                                                                      PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
         NAME,             POSITION(s)                               OCCUPATION(s)          COMPLEX OVERSEEN        HELD BY
        ADDRESS             HELD WITH       LENGTH OF TIME              DURING            BY TRUSTEE/DIRECTOR    TRUSTEE/DIRECTOR
     AND BIRTHDATE           FUND(s)            SERVED               PAST 5 YEARS               OR OFFICER          OR OFFICER
---------------------   -----------------  -----------------  --------------------------  -------------------  --------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)       Chairman,          5 Years -         Since August 2000,               75                  None
   2005 Market Street    President, Chief  Executive Officer  Mr. Driscoll has served
    Philadelphia, PA    Executive Officer                       in various executive
        19103             and Trustee(4)                      capacities at different
                                               2 Years -         times at Delaware
    March 10, 1963                             Trustee             Investments(1)

                                                              Senior Vice President and
                                                              Director of Fixed-Income
                                                              Process - Conseco Capital
                                                                      Management
                                                              (June 1998 - August 2000)

 INDEPENDENT TRUSTEES

   WALTER P. BABICH          Trustee           17 Years           Board Chairman -                92                  None
  2005 Market Street                                            Citadel Construction
   Philadelphia, PA                                                 Corporation
        19103                                                     (1989 - Present)

  October 1, 1927

    JOHN H. DURHAM           Trustee          26 Years(3)         Private Investor                92           Trustee and Audit
  2005 Market Street                                                                                           Committee Member -
   Philadelphia, PA                                                                                            Abington Memorial
        19103                                                                                                       Hospital

    August 7, 1937                                                                                             President/Director -
                                                                                                               22 WR Corporation

     JOHN A. FRY             Trustee(4)        4 Years         President - Franklin &             75           Director - Community
  2005 Market Street                                              Marshall College                               Health Systems
   Philadelphia, PA                                            (June 2002 - Present)
       19103

     May 28, 1960                                             Executive Vice President-
                                                              University of Pennsylvania
                                                               (April 1995 - June 2002)

   ANTHONY D. KNERR          Trustee           12 Years       Founder/Managing Director-          92                  None
  2005 Market Street                                          Anthony Knerr & Associates
   Philadelphia, PA                                            (Strategic Consulting)
       19103                                                       (1990 - Present)

   December 7, 1938

     ANN R. LEVEN            Trustee           16 Years         Treasurer/Chief Fiscal            92            Director and Audit
  2005 Market Street                                          Officer - National Gallery                            Committee
   Philadelphia, PA                                              of Art (1994 - 1999)                          Chairperson - Andy
         19103                                                                                                 Warhol Foundation

   November 1, 1940                                                                                            Director and Audit
                                                                                                               Committee Member -
                                                                                                                  Systemax Inc.

                                                                  U.S. Growth-12

                                                                                               NUMBER OF             OTHER
                                                                      PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
         NAME,             POSITION(s)                               OCCUPATION(s)          COMPLEX OVERSEEN        HELD BY
        ADDRESS             HELD WITH       LENGTH OF TIME              DURING            BY TRUSTEE/DIRECTOR    TRUSTEE/DIRECTOR
     AND BIRTHDATE           FUND(s)            SERVED               PAST 5 YEARS               OR OFFICER          OR OFFICER
---------------------   -----------------  -----------------  --------------------------  -------------------  --------------------
INDEPENDENT TRUSTEES
 (CONTINUED)

   THOMAS F. MADISON         Trustee           11 Years           President/Chief                 92                Director -
  2005 Market Street                                             Executive Officer -                             Banner Health
   Philadelphia, PA                                              MLM Partners, Inc.
       19103                                                  (Small Business Investing                        Director and Audit
                                                                   and Consulting)                             Committee Member -
  February 25, 1936                                           (January 1993 - Present)                         Center Point Energy

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Digital River Inc.

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Rimage Corporation

                                                                                                               Director - Valmont
                                                                                                                Industries, Inc.

   JANET L. YEOMANS          Trustee           6 Years         Vice President/Mergers &           92                None
  2005 Market Street                                               Acquisitions - 3M
   Philadelphia, PA                                                   Corporation
       19103                                                    (January 2003 - Present)

     July 31, 1948                                               Ms. Yeomans has held
                                                                  various management
                                                                   positions at 3M
                                                                Corporation since 1983.

OFFICERS

  JOSEPH H. HASTINGS        Executive          1 Year         Mr. Hastings has served in          92                None(5)
  2005 Market Street      Vice President                          various executive
   Philadelphia, PA           and                                    capacities
       19103             Chief Financial                        at different times at
                             Officer                            Delaware Investments.
   December 19, 1949

  RICHELLE S. MAESTRO    Executive Vice        2 Years         Ms. Maestro has served in          92                None(5)
  2005 Market Street    President, Chief                          various executive
   Philadelphia, PA     Legal Officer and                      capacities at different
       19103               Secretary                               times at Delaware
                                                                     Investments.
   November 26, 1957

   MICHAEL P. BISHOF      Senior Vice          8 Years         Mr. Bishof has served in           92                None(5)
  2005 Market Street     President and                              various executive
   Philadelphia, PA        Treasurer                            capacities at different
       19103                                                       times at Delaware
                                                                     Investments.
    August 18, 1962

----------
(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                  U.S. Growth-13

DELAWARE VIP TRUST - DELAWARE VIP VALUE SERIES

PORTFOLIO SNAPSHOT

     Value-oriented companies and small caps in particular performed well during the past year as investors sought undervalued companies with strong balance sheets. For the 12-month period ended December 31, 2004, Delaware VIP Value Series (formerly Delaware VIP Large Cap Value Series) returned +14.93% (Standard Class shares with distributions reinvested). The Series outperformed its benchmark, the S&P 500 Index, which rose +11.04%. In March 2004, we installed a new team of investment managers to oversee the Series. The team has been managing money together in its signature investment style for more than six years.

     Interest rate levels changed substantially during the year, as the Federal Reserve raised rates on five separate occasions. Rising rates affected financial services companies, in particular larger banks and investment brokerage houses. Consumer spending remained strong throughout most of the fiscal year, although we began to see some weaker reports toward the end of the period.

     Corporate profit margins and earnings were high for most of the year, driving the continued economic expansion. We have recently begun to see some indications of slower growth, however, and have thus positioned our portfolio somewhat defensively. When compared to the broad market, we held overweight positions in the utilities, telecommunications, and energy sectors at period end. These defensive positions should, in our opinion, benefit the portfolio in an environment of decelerating earnings growth.

INVESTMENT OUTLOOK

     We believe that the equity market is in a phase where annualized returns will be lower than the long-term average of approximately 10 percent. The market's dividend yield is well below its long-term average; its valuation, as measured by trailing price/earnings ratio, remains above its long-term average. Since markets tend to be mean reverting and dividends have historically been an important component of total return, we continue to envision intermediate-term annualized returns in the mid-single-digit range. We are maintaining a somewhat defensive positioning relative to our benchmark; we have meaningful underweights versus the index in the information technology and consumer discretionary sectors. Likewise, we remain significantly overweight in the energy, telecommunications, and utilities sectors.



                        Delaware VIP
                        Value Series
                    Standard Class Shares           S&P 500 Index
                    ---------------------           -------------

  12/31/1994               $10,000                     $10,000
  12/31/1995               $13,612                     $13,758
  12/31/1996               $16,433                     $16,917
  12/31/1997               $21,527                     $22,561
  12/31/1998               $23,970                     $29,007
  12/31/1999               $23,255                     $35,114
  12/31/2000               $25,890                     $31,917
  12/31/2001               $24,883                     $28,124
  12/31/2002               $20,236                     $21,907
  12/31/2003               $25,961                     $28,193
  12/31/2004               $29,838                     $31,257



                            DELAWARE VIP VALUE SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                STANDARD CLASS    SERVICE CLASS
                    SHARES*          SHARES**
                --------------    -------------
LIFETIME                 +9.67%           +6.50%
10 YEARS                +11.55%              --
FIVE YEARS               +5.11%              --
ONE YEAR                +14.93%          +14.59%

For the periods ended December 31, 2004

 * Commenced operations on July 28, 1988.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP Value Series Standard Class shares and the S&P 500 Index for the 10-year period from December 31, 1994 through December 31, 2004. All distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The S&P 500 Index is a composite of mostly large-capitalization U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Value Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.

                                                                  Value Series-1

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2004 to December 31, 2004

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid during the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                   EXPENSES
                        BEGINNING      ENDING                     PAID DURING
                         ACCOUNT       ACCOUNT      ANNUALIZED      PERIOD
                          VALUE         VALUE        EXPENSE       7/1/04 TO
                          7/1/04      12/31/04        RATIOS       12/31/04*
                       -----------   -----------   -----------    -----------
ACTUAL SERIES RETURN
  Standard Class       $  1,000.00   $  1,108.00          0.70%   $      3.71
  Service Class           1,000.00      1,106.20          0.95%          5.03

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
  Standard Class       $  1,000.00   $  1,021.62          0.70%   $      3.56
  Service Class           1,000.00      1,020.36          0.95%          4.82

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                  Value Series-2

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
SECTOR ALLOCATION
As of December 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Series' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                      PERCENTAGE
SECTOR                                               OF NET ASSETS
--------------------------------------------------   -------------
COMMON STOCK                                                 98.35%
                                                     -------------
Consumer Discretionary                                        5.51%
Consumer Staples                                              8.66%
Energy                                                        9.20%
Financials                                                   24.03%
Healthcare                                                   18.11%
Industrials                                                   8.92%
Information Technology                                        8.94%
Materials                                                     3.03%
Telecommunication Services                                    5.77%
Utilities                                                     6.18%
                                                     -------------
REPURCHASE AGREEMENTS                                         1.45%
                                                     -------------
SECURITIES LENDING COLLATERAL                                 7.91%
                                                     -------------
TOTAL MARKET VALUE OF SECURITIES                            107.71%
                                                     -------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL           (7.91)%
                                                     -------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES               0.20%
                                                     -------------
TOTAL NET ASSETS                                            100.00%
                                                     -------------

                                                                  Value Series-3

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
STATEMENT OF NET ASSETS
December 31, 2004

                                                      NUMBER OF        MARKET
                                                        SHARES         VALUE
                                                     ------------   ------------
 COMMON STOCK-98.35%
 CONSUMER DISCRETIONARY-5.51%
*Limited Brands ..................................        384,900   $  8,860,398
 Mattel ..........................................        518,800     10,111,412
                                                                    ------------
                                                                      18,971,810
                                                                    ------------
 CONSUMER STAPLES-8.66%
 Archer-Daniels-Midland ..........................        458,400     10,226,904
 ConAgra Foods ...................................        344,100     10,133,745
 Kimberly-Clark ..................................        143,500      9,443,735
                                                                    ------------
                                                                      29,804,384
                                                                    ------------
 ENERGY-9.20%
 ChevronTexaco ...................................        200,000     10,502,000
 ConocoPhillips ..................................        120,800     10,489,064
 Exxon Mobil .....................................        208,506     10,688,018
                                                                    ------------
                                                                      31,679,082
                                                                    ------------
 FINANCIALS-24.03%
 Allstate ........................................        203,500     10,525,020
*Aon .............................................        472,500     11,273,850
 Hartford Financial Services .....................        140,400      9,731,124
 Huntington Bancshares ...........................        416,900     10,330,782
*Marshall & Ilsley ...............................        240,500     10,630,100
 Morgan Stanley ..................................        187,400     10,404,448
 Wachovia ........................................        191,200     10,057,120
 Washington Mutual ...............................        231,300      9,779,364
                                                                    ------------
                                                                      82,731,808
                                                                    ------------
 HEALTHCARE-18.11%
 Abbott Laboratories .............................        225,200     10,505,580
 Baxter International ............................        277,300      9,577,942
*Bristol-Myers Squibb ............................        381,300      9,768,906
 Merck ...........................................        349,200     11,223,288
 Pfizer ..........................................        385,100     10,355,339
 Wyeth ...........................................        256,400     10,920,076
                                                                    ------------
                                                                      62,351,131
                                                                    ------------
 INDUSTRIALS-8.92%
 Boeing ..........................................        187,400      9,701,698
 Burlington Northern Santa Fe ....................        215,900     10,214,229
*Union Pacific ...................................        160,500     10,793,625
                                                                    ------------
                                                                      30,709,552
                                                                    ------------
 INFORMATION TECHNOLOGY-8.94%
 Hewlett-Packard .................................        449,000      9,415,530
 International Business Machines .................        104,900     10,341,042
>Xerox ...........................................        649,100     11,041,191
                                                                    ------------
                                                                      30,797,763
                                                                    ------------
 MATERIALS-3.03%
*Weyerhaeuser ....................................        155,200     10,432,544
                                                                    ------------
                                                                      10,432,544
                                                                    ------------
 TELECOMMUNICATION SERVICES-5.77%
 SBC Communications ..............................        396,724     10,223,577
 Verizon Communications ..........................        238,400      9,657,584
                                                                    ------------
                                                                      19,881,161
                                                                    ------------
 UTILITIES-6.18%
*Energy East .....................................        385,100     10,274,468
 FPL Group .......................................        147,400     11,018,150
                                                                    ------------
                                                                      21,292,618
                                                                    ------------
 TOTAL COMMON STOCK
  (COST $300,075,106) ............................                   338,651,853
                                                                    ------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                     ------------
REPURCHASE AGREEMENTS-1.45%
With BNP Paribas 1.55% 1/3/05
 (dated 12/31/04, to be repurchased
 at $2,719,351, collateralized by
 $2,795,000 U.S. Treasury Bills due
 4/28/05, market value $2,774,306) ...............   $  2,719,000      2,719,000
With UBS Warburg 1.55% 1/3/05
 (dated 12/31/04, to be repurchased at
 $2,281,295, collateralized by $2,281,000
 U.S. Treasury Bills due 4/28/05,
 market value $2,263,385 and $62,000
 U.S. Treasury Notes 6.75% due
 5/15/05, market value $63,926) ..................      2,281,000      2,281,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
 (COST $5,000,000) ...............................                     5,000,000
                                                                    ------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
 SECURITIES LENDING COLLATERAL-99.80%
 (COST $305,075,106) .............................                   343,651,853
                                                                    ------------

                                                                  Value Series-4

DELAWARE VIP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                     ------------   ------------
SECURITIES LENDING COLLATERAL**-7.91%
SHORT-TERM INVESTMENTS
Barclays Capital 2.34% 1/3/05 ....................   $  9,166,481   $  9,166,481
Barclays London
  1.92% 1/31/05 ..................................        183,365        183,330
  2.32% 1/10/05 ..................................        733,313        733,318
Bear Stearns 2.37% 3/18/05 .......................        824,981        825,507
Beta Finance 2.30% 2/11/05 .......................        786,216        784,255
BNP Paribus 2.21% 1/25/05 ........................        185,027        184,914
Calyon 2.32% 4/19/05 .............................        916,617        916,554
Credit Swiss First Boston NY
  2.56% 12/29/05 .................................        192,441        192,511
Deutsche Bank Financial
  2.38% 2/22/05 ..................................        183,338        183,376
General Electric Capital
  2.37% 2/3/05 ...................................        275,051        275,123
Lehman Holdings 2.39% 12/23/05 ...................        916,807        917,744
Marshall & Ilsley Bank
  2.51% 12/29/05 .................................        916,703        916,703
Merrill Lynch Mortgage Capital
  2.41% 1/12/05 ..................................        733,318        733,318
Morgan Stanley
  2.33% 1/3/05 ........................ ..........      2,141,471      2,141,471
  2.39% 3/10/05 ..................................        733,318        733,318
  2.52% 1/31/06 ..................................        183,051        183,330
Nordea Bank New York
  2.32% 5/13/05 ..................................        916,595        916,520
Pfizer 2.30% 1/31/06 .............................        879,982        879,982
Proctor & Gamble
  2.42% 1/31/06 ..................................        916,848        916,648
Rabobank, New York 2.03% 3/2/05 ..................        916,649        916,591
Royal Bank of Canada
  2.38% 6/27/05 ..................................        916,708        916,513
Sigma Finance 2.26% 9/30/05 ......................        861,743        861,470
Societe Generale 2.37% 6/14/05 ...................        459,904        459,904
Sun Trust Bank 2.30% 8/5/05 ......................        459,737        459,737
Wells Fargo 2.37% 1/31/06 ........................        916,449        916,648
Wilmington Trust 2.05% 1/5/05 ....................        916,702        916,684
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
 (COST $27,231,950) ..............................                    27,231,950
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES-107.71% (COST $332,307,056) ...................................     370,883,803#

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(7.91%) ...................................     (27,231,950)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.20% ..........................................         694,148
                                                                                                  --------------
NET ASSETS APPLICABLE TO 18,660,627 SHARES OUTSTANDING-100.00% .................................  $  344,346,001
                                                                                                  ==============
NET ASSET VALUE-DELAWARE VIP VALUE SERIES STANDARD CLASS ($310,704,483 / 16,835,131 SHARES) ....  $        18.46
                                                                                                  ==============
NET ASSET VALUE-DELAWARE VIP VALUE SERIES SERVICE CLASS ($33,641,518 / 1,825,496 SHARES) .......  $        18.43
                                                                                                  ==============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:
Shares of beneficial interest (unlimited authorization-no par) .................................  $  321,248,372
Undistributed net investment income ............................................................       5,897,915
Accumulated net realized loss on investments ...................................................     (21,377,033)
Net unrealized appreciation of investments .....................................................      38,576,747
                                                                                                  --------------
Total net assets ...............................................................................  $  344,346,001
                                                                                                  ==============

----------
  *Fully or partially on loan.
 **See Note #8 in "Notes to Financial Statements."
  >Non-income producing security for the year ended December 31, 2004. #Includes $26,642,575 of securities loaned.

                             See accompanying notes.

                                                                  Value Series-5

DELAWARE VIP TRUST-
DELAWARE VIP VALUE SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends ........................................   $    8,120,926
Interest .........................................           71,892
Securities lending income ........................           13,123
                                                     --------------
                                                          8,205,941
                                                     --------------
EXPENSES:
Management fees ..................................        2,074,107
Accounting and administration expenses ...........          112,993
Reports and statements to shareholders ...........          104,355
Distribution expenses-Service Class ..............           68,181
Legal and professional fees ......................           47,636
Dividend disbursing and transfer agent
 fees and expenses ...............................           31,613
Trustees' fees ...................................           14,481
Custodian fees ...................................           12,155
Taxes (other than taxes on income) ...............            3,924
Pricing fees .....................................              343
Other ............................................            7,316
                                                     --------------
                                                          2,477,104
Less expenses absorbed or waived .................         (159,926)
Less waiver of distribution
 expenses-Service Class ..........................          (11,364)
                                                     --------------
Total expenses ...................................        2,305,814
                                                     --------------

NET INVESTMENT INCOME ............................        5,900,127
                                                     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments ....................................       49,667,429
  Foreign currencies .............................             (796)
                                                     --------------
Net realized gain                                        49,666,633
Net change in unrealized appreciation/
 depreciation of investments and foreign
 currencies ......................................      (10,522,393)
                                                     --------------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS AND FOREIGN
 CURRENCIES ......................................       39,144,240
                                                     --------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .......................   $   45,044,367
                                                     ==============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP VALUE SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                          YEAR ENDED
                                               ------------------------------
                                                  12/31/04        12/31/03
                                               -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment income ......................   $   5,900,127    $   5,049,469
Net realized gain on investments
 and foreign currencies ....................      49,666,633        1,332,677
Net change in unrealized appreciation/
 depreciation of investments and foreign
 currencies ................................     (10,522,393)      62,940,840
                                               -------------    -------------
Net increase in net assets resulting from
 operations ................................      45,044,367       69,322,986
                                               -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
  Standard Class ...........................      (4,784,397)      (4,760,909)
  Service Class ............................        (252,025)        (120,704)
                                               -------------    -------------
                                                  (5,036,422)      (4,881,613)
                                               -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class ...........................      18,923,520       21,787,092
  Service Class ............................      19,313,760        8,354,495
Net assets from merger(1):
  Standard Class ...........................               -       18,756,872
  Service Class ............................               -            3,269
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
  Standard Class ...........................       4,784,397        4,760,909
  Service Class ............................         252,025          120,704
                                               -------------    -------------
                                                  43,273,702       53,783,341
                                               -------------    -------------
Cost of shares repurchased:
  Standard Class ...........................     (51,836,463)     (46,008,811)
  Service Class ............................      (4,102,303)      (1,428,611)
                                               -------------    -------------
                                                 (55,938,766)     (47,437,422)
                                               -------------    -------------
Increase (decrease) in net assets derived
 from capital share transactions ...........     (12,665,064)       6,345,919
                                               -------------    -------------
NET INCREASE IN NET ASSETS .................      27,342,881       70,787,292

NET ASSETS:
Beginning of year ..........................     317,003,120      246,215,828
                                               -------------    -------------
End of year (including undistributed
 net investment income of $5,897,915
 and $5,035,006, respectively) .............   $ 344,346,001    $ 317,003,120
                                               =============    =============

(1)See Note #6.

                             See accompanying notes

                                                                  Value Series-6

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                   DELAWARE VIP TREND SERIES STANDARD CLASS
                                                                                  YEAR ENDED
                                                --------------------------------------------------------------------------------
                                                  12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of period ........   $     16.330     $     13.000     $     16.210     $     16.910     $     17.020

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ....................          0.313            0.265            0.235            0.217            0.268
Net realized and unrealized gain (loss)
 on investments and foreign currencies ......          2.082            3.337           (3.215)          (0.886)           1.329
                                                ------------     ------------     ------------     ------------     ------------
Total from investment operations ............          2.395            3.602           (2.980)          (0.669)           1.597
                                                ------------     ------------     ------------     ------------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .......................         (0.265)          (0.272)          (0.230)          (0.031)          (0.275)
Net realized gain on investments ............             --               --               --               --           (1.432)
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions ...........         (0.265)          (0.272)          (0.230)          (0.031)          (1.707)
                                                ------------     ------------     ------------     ------------     ------------
Net asset value, end of period ..............   $     18.460     $     16.330     $     13.000     $     16.210     $     16.910
                                                ============     ============     ============     ============     ============
Total return(2) .............................          14.93%           28.29%          (18.68)%          (3.89)%          11.33%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .....   $    310,704     $    302,266     $    240,752     $    355,015     $    440,442
Ratio of expenses to average net assets .....           0.70%            0.70%            0.70%            0.68%            0.68%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid
 indirectly .................................           0.75%            0.75%            0.75%            0.73%            0.68%
Ratio of net investment income to average net
 assets .....................................           1.87%            1.88%            1.61%            1.34%            1.75%
Ratio of net investment income to average net
 assets prior to expense limitation and
 expenses paid indirectly ...................           1.82%            1.83%            1.56%            1.29%            1.75%
Portfolio turnover ..........................            124%              79%             100%             102%              80%

----------
(1)The average shares outstanding method has been applied for per share information.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                  Value Series-7

DELAWARE VIP VALUE SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                    DELAWARE VIP VALUE SERIES SERVICE CLASS
                                                --------------------------------------------------------------------------------
                                                                             YEAR ENDED                               5/1/00(1)
                                                ---------------------------------------------------------------          TO
                                                  12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of period ........   $     16.320     $     12.990     $     16.200     $     16.910     $     14.640

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ....................          0.271            0.233            0.214            0.193            0.167
Net realized and unrealized gain (loss)
 on investments and foreign currencies ......          2.072            3.348           (3.218)          (0.886)           2.353
                                                ------------     ------------     ------------     ------------     ------------
Total from investment operations ............          2.343            3.581           (3.004)          (0.693)           2.520
                                                ------------     ------------     ------------     ------------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .......................         (0.233)          (0.251)          (0.206)          (0.017)          (0.250)
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions ...........         (0.233)          (0.251)          (0.206)          (0.017)          (0.250)
                                                ------------     ------------     ------------     ------------     ------------
Net asset value, end of period ..............   $     18.430     $     16.320     $     12.990     $     16.200     $     16.910
                                                ============     ============     ============     ============     ============
Total return(3) .............................          14.59%           28.10%          (18.81)%          (4.03)%          17.34%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .....   $     33,642     $     14,737     $      5,463     $      2,902     $        421
Ratio of expenses to average net assets .....           0.95%            0.92%            0.85%            0.83%            0.79%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid
 indirectly .................................           1.05%            1.00%            0.90%            0.88%            0.79%
Ratio of net investment income to average
 net assets .................................           1.62%            1.66%            1.46%            1.19%            1.63%
Ratio of net investment income to average
 net assets prior to expense limitation and
 expenses paid indirectly ...................           1.52%            1.58%            1.41%            1.14%            1.63%
Portfolio turnover ..........................            124%              79%             100%             102%              80%

----------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2)The average shares outstanding method has been applied for per share information.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                  Value Series-8

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series (formerly Delaware VIP Large Cap Value Series). These financial statements and the related notes pertain to Delaware VIP Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation with current income as a secondary objective.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2004

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion. DMC has elected to waive the management fee to 0.60%, indefinitely.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2005. No reimbursement was due for the year ended December 31, 2004 under the 0.80% limit, although DMC did waive the management fee to 0.60%.

                                                                  Value Series-9

DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2004, the Series had liabilities payable to affiliates as follows:

                            DIVIDEND DISBURSING,
       INVESTMENT             TRANSFER AGENT,                OTHER
       MANAGEMENT      ACCOUNTING AND ADMINISTRATION        EXPENSES
     FEE PAYABLE TO       FEES AND OTHER EXPENSES        PAYABLE TO DMC
          DMC                 PAYABLE TO DSC             AND AFFILIATES*
     --------------    -----------------------------     ---------------
       $  170,764               $   12,001                  $  27,229

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2004, the Series was charged $11,296 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the year ended December 31, 2004, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases .................  $ 386,574,015
Sales .....................  $ 395,234,460

At December 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                       AGGREGATE        AGGREGATE
        COST OF        UNREALIZED       UNREALIZED      NET UNREALIZED
     INVESTMENTS      APPRECIATION     DEPRECIATION      APPRECIATION
    -------------    --------------   -------------    ---------------
    $ 334,017,718    $   40,980,280   $  (4,114,195)   $    36,866,085

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                           YEAR          YEAR
                          ENDED         ENDED
                         12/31/04      12/31/03
                       -----------   -----------
Ordinary income ...    $ 5,036,422   $ 4,881,613

                                                                 Value Series-10

DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

As of December 31, 2004, the components of net assets on a tax basis were as follows:

 Shares of beneficial interest .............   $  321,248,372
 Undistributed ordinary income .............        5,897,915
*Capital loss carryforwards ................      (19,666,371)
 Unrealized appreciation of investments ....       36,866,085
                                               --------------
 Net assets ................................   $  344,346,001
                                               ==============

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the fund merger with Delaware VIP Devon Series.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2004, the Series recorded the following reclassifications. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications.

       UNDISTRIBUTED       ACCUMULATED
            NET            NET REALIZED
     INVESTMENT INCOME     GAIN (LOSS)
     -----------------     -----------
          $  (796)           $  796

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $44,843,348 was utilized in 2004. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $1,486,404 expires in 2006, $4,548,127 expires in 2007, $3,919,702 expires in 2008, $3,876,264 expires in 2009, $1,479,986 expires in 2010 and
$4,355,888 expires in 2011.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                  YEAR             YEAR
                                                  ENDED            ENDED
                                                 12/31/04         12/31/03
                                               -------------    -------------
Shares sold:
  Standard Class ...........................       1,127,312        1,536,259
  Service Class ............................       1,151,638          573,493

Shares sold from merger(1):
  Standard Class ...........................               -        1,429,640
  Service Class ............................               -              249

Shares issued upon reinvestment of dividends
 and distributions:
  Standard Class ...........................         301,474          373,112
  Service Class ............................          15,871            9,452
                                               -------------    -------------
                                                   2,596,295        3,922,205
                                               -------------    -------------
Shares repurchased:
  Standard Class ...........................      (3,099,616)      (3,351,748)
  Service Class ............................        (245,153)        (100,483)
                                               -------------    -------------
                                                  (3,344,769)      (3,452,231)
                                               -------------    -------------
Net increase (decrease) ....................        (748,474)         469,974
                                               =============    =============

(1)See Note #6

                                                                 Value Series-11

DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. FUND MERGER

Effective April 28, 2003, the Series acquired all of the assets and assumed all of the liabilities of Delaware VIP Devon Series, an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware VIP Devon Series received shares of the respective class of the Series equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Series.

The Reorganization was treated as a non-taxable event and, accordingly, the Series' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized depreciation and accumulated realized losses of Delaware VIP Devon Series as of the close of business on April 25, 2003 were as follows:

                                                   NET            ACCUMULATED
                                                 UNREALIZED       NET REALIZED
                                NET ASSETS      DEPRECIATION          LOSS
                               -------------   -------------    ---------------
Delaware VIP Devon Series      $  18,760,141   $  (2,349,079)   $   (16,787,911)

The net assets of the Delaware VIP Value Series prior to the reorganization were $257,983,938.

7. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2004, or at any time during the year.

8. SECURITIES LENDING

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At December 31, 2004, the market value of securities on loan was $26,642,575, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

                                                                 Value Series-12

DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. Tax Information (Unaudited)
For the fiscal year ended December 31, 2004, the Series designates distributions paid during the year as follows:

          (A)             (B)
       LONG-TERM        ORDINARY
     CAPITAL GAINS       INCOME         TOTAL           (C)
     DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTION    QUALIFYING
      (TAX BASIS)     (TAX BASIS)    (TAX BASIS)    DIVIDENDS(1)
     -------------   -------------   ------------   ------------
           -              100%           100%           100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.
(C) is based on a percentage of the Series' ordinary income distributions.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                                                                 Value Series-13

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Value Series

We have audited the accompanying statement of net assets of the Delaware VIP Value Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Value Series of Delaware VIP Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 9, 2005

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                 Value Series-14

Delaware Investments Family of Funds
Board of Trustees/Directors and Officers Addendum

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                               NUMBER OF              OTHER
                                                                      PRINCIPAL            PORTFOLIOS IN FUND    DIRECTORSHIPS
         NAME,             POSITION(s)                               OCCUPATION(s)          COMPLEX OVERSEEN         HELD BY
        ADDRESS             HELD WITH       LENGTH OF TIME              DURING            BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
     AND BIRTHDATE           FUND(s)            SERVED               PAST 5 YEARS              OR OFFICER          OR OFFICER
---------------------   -----------------  -----------------  --------------------------  -------------------  -------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)       Chairman,          5 Years -         Since August 2000,               75                  None
   2005 Market Street    President, Chief  Executive Officer  Mr. Driscoll has served
    Philadelphia, PA    Executive Officer                       in various executive
        19103             and Trustee(4)                      capacities at different
                                               2 Years -         times at Delaware
    March 10, 1963                             Trustee             Investments(1)

                                                              Senior Vice President and
                                                              Director of Fixed-Income
                                                              Process - Conseco Capital
                                                                      Management
                                                              (June 1998 - August 2000)

 INDEPENDENT TRUSTEES

   WALTER P. BABICH          Trustee           17 Years           Board Chairman -                92                  None
  2005 Market Street                                            Citadel Construction
   Philadelphia, PA                                                 Corporation
        19103                                                     (1989 - Present)

  October 1, 1927

    JOHN H. DURHAM           Trustee          26 Years(3)         Private Investor                92           Trustee and Audit
  2005 Market Street                                                                                           Committee Member -
   Philadelphia, PA                                                                                            Abington Memorial
        19103                                                                                                       Hospital

    August 7, 1937                                                                                             President/Director -
                                                                                                                22 WR Corporation

     JOHN A. FRY            Trustee(4)          4 Years        President - Franklin &             75           Director - Community
  2005 Market Street                                              Marshall College                               Health Systems
   Philadelphia, PA                                            (June 2002 - Present)
       19103

     May 28, 1960                                             Executive Vice President-
                                                              University of Pennsylvania
                                                               (April 1995 - June 2002)

   ANTHONY D. KNERR          Trustee            12 Years      Founder/Managing Director-          92                  None
  2005 Market Street                                          Anthony Knerr & Associates
   Philadelphia, PA                                            (Strategic Consulting)
       19103                                                       (1990 - Present)

   December 7, 1938

     ANN R. LEVEN            Trustee            16 Years        Treasurer/Chief Fiscal            92            Director and Audit
  2005 Market Street                                          Officer - National Gallery                            Committee
   Philadelphia, PA                                              of Art (1994 - 1999)                           Chairperson - Andy
        19103                                                                                                   Warhol Foundation

   November 1, 1940                                                                                             Director and Audit
                                                                                                                Committee Member -
                                                                                                                   Systemax Inc.

                                                                 Value Series-15

                                                                                               NUMBER OF             OTHER
                                                                      PRINCIPAL            PORTFOLIOS IN FUND    DIRECTORSHIPS
         NAME,             POSITION(s)                               OCCUPATION(s)          COMPLEX OVERSEEN         HELD BY
        ADDRESS             HELD WITH       LENGTH OF TIME              DURING            BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
     AND BIRTHDATE           FUND(s)            SERVED               PAST 5 YEARS              OR OFFICER          OR OFFICER
---------------------   -----------------  -----------------  --------------------------  -------------------  -------------------
INDEPENDENT TRUSTEES
 (CONTINUED)

   THOMAS F. MADISON          Trustee          11 Years           President/Chief                 92               Director -
  2005 Market Street                                              Executive Officer -                             Banner Health
   Philadelphia, PA                                               MLM Partners, Inc.
       19103                                                  (Small Business Investing                         Director and Audit
                                                                    and Consulting)                             Committee Member -
  February 25, 1936                                            (January 1993 - Present)                        Center Point Energy

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Digital River Inc.

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Rimage Corporation

                                                                                                                Director - Valmont
                                                                                                                 Industries, Inc.

   JANET L. YEOMANS           Trustee           6 Years        Vice President/Mergers &           92                None
  2005 Market Street                                              Acquisitions - 3M
   Philadelphia, PA                                                  Corporation
       19103                                                   (January 2003 - Present)

     July 31, 1948                                               Ms. Yeomans has held
                                                                  various management
                                                                   positions at 3M
                                                               Corporation since 1983.

OFFICERS

  JOSEPH H. HASTINGS        Executive           1 Year        Mr. Hastings has served in          92                None(5)
  2005 Market Street      Vice President                          various executive
   Philadelphia, PA           and                                    capacities
         19103           Chief Financial                        at different times at
                             Officer                            Delaware Investments.
   December 19, 1949

  RICHELLE S. MAESTRO    Executive Vice         2 Years        Ms. Maestro has served in           92               None(5)
  2005 Market Street    President, Chief                          various executive
   Philadelphia, PA     Legal Officer and                      capacities at different
         19103             Secretary                               times at Delaware
                                                                     Investments.
   November 26, 1957

   MICHAEL P. BISHOF      Senior Vice           8 Years        Mr. Bishof has served in           92                None(5)
  2005 Market Street     President and                            various executive
   Philadelphia, PA        Treasurer                           capacities at different
         19103                                                    times at Delaware
                                                                     Investments.
    August 18, 1962

----------
(1)Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2)Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3)Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4)Mr. Driscoll and Mr. Fry are not Trustees of the funds of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5)Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                 Value Series-16

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Ann R. Leven
         Thomas F. Madison
         Janet L. Yeomans(1)

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $199,950 for the fiscal year ended December 31, 2004.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $167,200 for the fiscal year ended December 31, 2003.



-----------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         (b) Audit-related fees.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2004.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $38,875 for the Registrant's fiscal year ended December 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Registrant.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2003.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $31,000 for the Registrant's fiscal year ended December 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Registrant

         (c) Tax fees.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $22,500 for the fiscal year ended December 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2004.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $25,000 for the fiscal year ended December 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2003.

         (d) All other fees.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended December 31, 2004.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2004.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended December 31, 2003.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2003.

         (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $361,334 and $240,980 for the Registrant's fiscal years ended December 31, 2004 and December 31, 2003, respectively.

         (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

        Not applicable.

Item 6. Schedule of Investments

        Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


Name of Registrant:  Delaware VIP Trust

JUDE T. DRISCOLL
---------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    March 1, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
---------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    March 1, 2005


MICHAEL P. BISHOF
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    March 1, 2005